UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08629
HARTFORD SERIES FUND, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

American Funds Asset Allocation HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES – 100.0%
2,613	American Funds Insurance Series - Asset Allocation Fund Class 1		$30,204

	Total investment companies (Cost $36,484)		$30,204

	Total investments (Cost $36,484) ▲	100.0%	$30,204
	Other assets and liabilities	(—)%	(4)

	Total net assets	100.0%	$30,200

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $36,484 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(6,280)

Net Unrealized Depreciation	$(6,280)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

American Funds Blue Chip Income and Growth HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES – 100.0%
2,714	American Funds Insurance Series - Blue Chip Income and Growth Fund Class I		$15,932

	Total investment companies (Cost $20,338)		$15,932

	Total investments (Cost $20,338) ▲	100.0%	$15,932
	Other assets and liabilities	(—)%	(2)

	Total net assets	100.0%	$15,930

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $20,448 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(4,516)

Net Unrealized Depreciation	$(4,516)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

American Funds Bond HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES — 100.0%
9,716	American Funds Insurance Series - Bond Fund Class 1		$91,916

	Total investment companies (Cost $97,647)		$91,916

	Total investments (Cost $97,647) ▲	100.0%	$91,916
	Other assets and liabilities	(—)%	(11)

	Total net assets	100.0%	$91,905

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $97,893 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(5,977)

Net Unrealized Depreciation	$(5,977)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

American Funds Global Bond HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES – 100.0%
2,596	American Funds Insurance Series - Global Bond Fund Class 1		$26,817

	Total investment companies (Cost $27,753)		$26,817

	Total investments (Cost $27,753) ▲	100.0%	$26,817
	Other assets and liabilities	(—)%	(4)

	Total net assets	100.0%	$26,813

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $28,144 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(1,327)

Net Unrealized Depreciation	$(1,327)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

American Funds Global Growth HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES – 100.0%
1,276	American Funds Insurance Series - Global Growth Fund Class 1		$16,628

	Total investment companies (Cost $22,917)		$16,628

	Total investments (Cost $22,917) ▲	100.0%	$16,628
	Other assets and liabilities	(—)%	(3)

	Total net assets	100.0%	$16,625

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $22,953 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(6,325)

Net Unrealized Depreciation	$(6,325)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

American Funds Global Growth and Income HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES — 100.0%
8,138	American Funds Insurance Series - Global Growth and Income Fund Class 1		$50,941

	Total investment companies (Cost $66,719)		$50,941

	Total investments (Cost $66,719) ▲	100.0%	$50,941
	Other assets and liabilities	(—)%	(7)

	Total net assets	100.0%	$50,934

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $66,737 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(15,796)

Net Unrealized Depreciation	$(15,796)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

American Funds Global Small Capitalization HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES — 100.0%
2,354	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$25,894

	Total investment companies (Cost $34,033)		$25,894

	Total investments (Cost $34,033) ▲	100.0%	$25,894
	Other assets and liabilities	(—)%	(4)

	Total net assets	100.0%	$25,890

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $34,051 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(8,157)

Net Unrealized Depreciation	$(8,157)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

American Funds Growth HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES — 100.0%
4,780	American Funds Insurance Series - Growth Fund Class 1		$152,763

	Total investment companies (Cost $200,958)		$152,763

	Total investments (Cost $200,958) ▲	100.0%	$152,763
	Other assets and liabilities	(—)%	(19)

	Total net assets	100.0%	$152,744

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $201,017 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(48,254)

Net Unrealized Depreciation	$(48,254)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

American Funds Growth-Income HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES — 100.0%
4,007	American Funds Insurance Series - Growth-Income Fund Class 1		$90,368

	Total investment companies (Cost $115,768)		$90,368

	Total investments (Cost $115,768) ▲	100.0%	$90,368
	Other assets and liabilities	(—)%	(11)

	Total net assets	100.0%	$90,357

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $115,811 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(25,443)

Net Unrealized Depreciation	$(25,443)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

American Funds International HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES — 100.0%
8,361	American Funds Insurance Series - International Fund Class 1		$94,652

	Total investment companies (Cost $122,372)		$94,652

	Total investments (Cost $122,372) ▲	100.0%	$94,652
	Other assets and liabilities	(—)%	(12)

	Total net assets	100.0%	$94,640

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $122,548 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(27,896)

Net Unrealized Depreciation	$(27,896)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

American Funds New World HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES — 100.0%
2,114	American Funds Insurance Series - New World Fund Class 1		$27,779

	Total investment companies (Cost $36,386)		$27,779

	Total investments (Cost $36,386) ▲	100.0%	$27,779
	Other assets and liabilities	(—)%	(4)

	Total net assets	100.0%	$27,775

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $36,440 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(8,661)

Net Unrealized Depreciation	$(8,661)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Advisers HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 67.7%
	Automobiles & Components — 0.3%
452	Honda Motor Co., Ltd.	$10,760

	Banks — 1.6%
346	PNC Financial Services Group, Inc.	10,141
597	Standard Chartered plc	7,408
4,194	Washington Mutual, Inc. Private Placement † ⌂	209
2,685	Wells Fargo & Co.	38,232

		55,990

	Capital Goods — 4.4%
511	Cummins, Inc.	13,010
215	Danaher Corp.	11,668
740	Deere & Co.	24,307
103	First Solar, Inc. ●	13,602
3,650	General Electric Co.	36,905
665	Honeywell International, Inc.	18,524
562	Illinois Tool Works, Inc.	17,341
322	Siemens AG ADR	18,322

		153,679

	Commercial & Professional Services — 0.2%
966	Monster Worldwide, Inc. ●	7,871

	Diversified Financials — 6.5%
676	Ameriprise Financial, Inc.	13,845
2,659	Bank of America Corp.	18,132
2,723	Discover Financial Services, Inc.	17,185
575	Goldman Sachs Group, Inc.	60,940
2,282	Invesco Ltd.	31,627
2,503	JP Morgan Chase & Co.	66,538
1,892	UBS AG ADR ●	17,839

		226,106

	Energy — 10.0%
642	Cameco Corp.	11,028
185	Canadian Natural Resources Ltd. ADR	7,122
140	Chevron Corp.	9,427
576	EOG Resources, Inc.	31,553
1,501	Exxon Mobil Corp.	102,198
787	Hess Corp.	42,639
609	Marathon Oil Corp.	16,011
1,402	OAO Gazprom Class S ADR	20,824
411	Occidental Petroleum Corp.	22,856
337	Petro-Canada	8,965
773	Petroleo Brasileiro S.A. ADR	23,544
639	Schlumberger Ltd.	25,952
689	Suncor Energy, Inc. ADR	15,307
463	XTO Energy, Inc.	14,183

		351,609

	Food & Staples Retailing — 4.1%
510	Costco Wholesale Corp.	23,632
562	Kroger Co.	11,921
1,094	Safeway, Inc.	22,078
1,375	Supervalu, Inc.	19,631
1,000	Walgreen Co.	25,957
788	Wal-Mart Stores, Inc.	41,050

		144,269

	Food, Beverage & Tobacco — 2.5%
5	Japan Tobacco, Inc.	12,486
1,235	PepsiCo, Inc.	63,568
605	Unilever N.V. NY Shares ADR	11,858

		87,912

	Health Care Equipment & Services — 2.9%
193	Intuitive Surgical, Inc. ●	18,366
1,083	Medtronic, Inc.	31,919
1,872	UnitedHealth Group, Inc.	39,175
414	Varian Medical Systems, Inc. ●	12,599

		102,059

	Household & Personal Products — 0.6%
474	Procter & Gamble Co.	22,302

	Insurance — 0.4%
328	ACE Ltd.	13,249

	Materials — 1.2%
944	Cliff’s Natural Resources, Inc.	17,147
293	Potash Corp. of Saskatchewan, Inc.	23,709

		40,856

	Media — 3.4%
4,512	Comcast Corp. Class A	61,549
285	Time Warner Cable, Inc.	7,069
1,136	Time Warner, Inc.	21,917
1,583	Viacom, Inc. Class B ●	27,520

		118,055

	Pharmaceuticals, Biotechnology & Life Sciences — 6.4%
1,037	Daiichi Sankyo Co., Ltd.	17,442
3,091	Elan Corp. plc ADR ●	20,521
561	Eli Lilly & Co.	18,726
734	Merck & Co., Inc.	19,632
2,999	Pfizer, Inc.	40,842
902	Schering-Plough Corp.	21,233
1,518	Shionogi & Co., Ltd.	26,157
401	UCB S.A.	11,815
600	Vertex Pharmaceuticals, Inc. ●	17,238
687	Wyeth	29,573

		223,179

	Retailing — 4.3%
457	Best Buy Co., Inc.	17,336
11,241	Buck Holdings L.P. † ● ⌂	16,592
657	Kohl’s Corp. ●	27,783
2,143	Lowe’s Co., Inc.	39,110
884	Nordstrom, Inc.	14,812
1,910	Staples, Inc.	34,583

		150,216

	Semiconductors & Semiconductor Equipment — 3.4%
1,857	Applied Materials, Inc.	19,961
584	Intel Corp.	8,788
773	Lam Research Corp. ●	17,601
3,005	Maxim Integrated Products, Inc.	39,689
1,996	Texas Instruments, Inc.	32,959

		118,998

	Software & Services — 4.4%
716	Accenture Ltd. Class A	19,688
279	Electronic Arts, Inc. ●	5,082
132	Google, Inc. ●	45,840
3,523	Microsoft Corp.	64,714
1,631	Western Union Co.	20,505

		155,829

Hartford Advisers HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment — 6.4%
406	Apple, Inc. ●	$42,721
4,851	Cisco Systems, Inc. ●	81,358
3,183	Flextronics International Ltd. ●	9,198
377	Hewlett-Packard Co.	12,080
1,561	NetApp, Inc. ●	23,162
1,213	Qualcomm, Inc.	47,198
189	Research In Motion Ltd. ●	8,136

		223,853

	Telecommunication Services — 1.3%
464	AT&T, Inc.	11,703
2,077	MetroPCS Communications, Inc. ●	35,470

		47,173

	Transportation — 2.4%
3,774	Delta Air Lines, Inc. ●	21,246
541	FedEx Corp.	24,047
781	United Parcel Service, Inc. Class B	38,441

		83,734

	Utilities — 1.0%
754	Exelon Corp.	34,215

	Total common stock (Cost $3,445,164)	$2,371,914

WARRANTS — 0.0%
	Banks — 0.0%
524	Washington Mutual, Inc. Private Placement † ⌂ ●	$—

	Total warrants (Cost $—)	$—

Principal
Amount
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 1.2%
	Finance — 1.2%
	Citibank Credit Card Issuance Trust
$11,945	5.65%, 09/20/2019	$11,359
	Ford Credit Automotive Owner Trust
4,044	5.26%, 10/15/2010	4,061
	Harley-Davidson Motorcycle Trust
12,375	5.21%, 06/17/2013	12,004
	Marriott Vacation Club Owner Trust
1,250	5.36%, 10/20/2028 ■	1,024
	USAA Automotive Owner Trust
11,285	4.50%, 10/15/2013	11,334

	Total asset & commercial mortgage backed securities (Cost $40,894)	$39,782

CORPORATE BONDS: INVESTMENT GRADE — 12.9%
	Capital Goods — 0.1%
	Xerox Corp.
$6,000	5.50%, 05/15/2012	$5,196

	Consumer Cyclical — 0.6%
	DaimlerChrysler NA Holdings Corp.
9,550	6.50%, 11/15/2013	8,653
	Federated Retail Holdings, Inc.
3,084	5.90%, 12/01/2016	1,957
	SCL Term Aereo Santiago S.A.
8,614	6.95%, 07/01/2012 ■	9,265
	Staples, Inc.
2,525	9.75%, 01/15/2014	2,643

		22,518

	Consumer Staples — 0.8%
	Coca-Cola Enterprises, Inc.
500	8.50%, 02/01/2022	584
	PepsiAmericas, Inc.
10,865	6.38%, 05/01/2009	10,903
	Procter & Gamble Co.
11,465	9.36%, 01/01/2021	14,525
	Weyerhaeuser Co.
2,975	7.38%, 03/15/2032	1,988

		28,000

	Energy — 0.3%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	5,271
	Weatherford International Ltd.
5,500	5.95%, 06/15/2012	5,263

		10,534

	Finance — 7.6%
	Ace INA Holdings, Inc.
700	5.88%, 06/15/2014	685
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	5,345
	American International Group, Inc.
1,200	6.25%, 03/15/2037	96
	AXA Financial, Inc.
10,800	7.00%, 04/01/2028	8,119
	Berkshire Hathaway Finance Corp.
5,500	4.85%, 01/15/2015	5,553
	Brandywine Operating Partnership
9,585	6.00%, 04/01/2016	4,857
	Capital One Bank
3,750	6.50%, 06/13/2013	3,325
	Capital One Capital IV
4,125	6.75%, 02/17/2037	1,407
	Capital One Financial Corp.
3,900	5.70%, 09/15/2011	3,512
	Cincinnati Financial Corp.
10,000	6.92%, 05/15/2028	7,607
	CIT Group, Inc.
5,995	7.63%, 11/30/2012	4,413
	Citigroup, Inc.
8,800	6.00%, 10/31/2033	4,711
	COX Communications, Inc.
9,000	5.45%, 12/15/2014	8,095
	Developers Diversified Realty Corp.
7,900	5.38%, 10/15/2012	3,528
	Discover Financial Services, Inc.
7,220	6.45%, 06/12/2017	5,210
	Eaton Vance Corp.
3,180	6.50%, 10/02/2017	2,728
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,048

Hartford Advisers HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	Genworth Financial, Inc.
$8,000	6.15%, 11/15/2066	$1,043
	Goldman Sachs Group, Inc.
5,500	5.30%, 02/14/2012	5,307
6,000	5.63%, 01/15/2017	4,674
	Health Care Properties
9,780	6.00%, 01/30/2017	6,581
	HSBC Finance Corp.
12,500	5.50%, 01/19/2016	9,375
	International Lease Finance Corp.
10,500	5.00%, 09/15/2012	5,709
6,350	5.63%, 09/15/2010	4,688
	Jackson National Life Insurance Co.
12,650	8.15%, 03/15/2027 ■	10,295
	John Deere Capital Corp.
8,320	4.88%, 10/15/2010	8,495
	JP Morgan Chase & Co.
10,375	5.13%, 09/15/2014	9,179
	KeyCorp Capital II
750	6.88%, 03/17/2029	524
	Kimco Realty Corp.
7,880	5.78%, 03/15/2016	5,141
	Liberty Mutual Group, Inc.
8,750	5.75%, 03/15/2014 ■	6,744
	Liberty Property L.P.
1,325	6.63%, 10/01/2017	903
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	8,480
1,000	6.40%, 08/28/2017	717
	Morgan Stanley
13,000	5.38%, 10/15/2015	11,744
	National City Corp.
4,250	6.88%, 05/15/2019	3,598
	New England Mutual Life Insurance Co.
27,000	7.88%, 02/15/2024 ■	24,594
	Prologis Trust
6,500	5.63%, 11/15/2016	3,249
	Prudential Financial, Inc.
8,000	5.50%, 03/15/2016	4,907
3,500	5.80%, 06/15/2012	2,812
	Realty Income Corp.
4,830	6.75%, 08/15/2019	3,334
	Republic New York Capital I
500	7.75%, 11/15/2006	251
	Santander Central Hispano Issuances Ltd.
1,250	7.63%, 11/03/2009	1,238
	Simon Property Group L.P.
15,100	6.10%, 05/01/2016	11,955
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	3,860
	Sovereign Capital Trust IV
7,250	7.91%, 06/13/2036	4,791
	Torchmark Corp.
14,600	8.25%, 08/15/2009	14,581
	UnitedHealth Group, Inc.
$2,500	5.50%, 11/15/2012	2,496
	Wachovia Corp.
10,000	5.25%, 08/01/2014	8,303
	WEA Finance LLC
5,000	7.13%, 04/15/2018 ■	3,906

		266,713

	Health Care — 0.5%
	CVS Corp.
7,725	6.13%, 08/15/2016	7,777
	Schering-Plough Corp.
9,000	5.55%, 12/01/2013	9,459

		17,236

	Services — 0.3%
	Comcast Corp.
8,000	5.90%, 03/15/2016	7,728
	Wyndham Worldwide Corp.
3,100	6.00%, 12/01/2016	1,579

		9,307

	Technology — 1.0%
	AT&T, Inc.
2,510	6.80%, 05/15/2036	2,371
	BellSouth Telecommunications
650	7.00%, 12/01/2095	513
	Fiserv, Inc.
6,400	6.13%, 11/20/2012	6,332
	General Electric Co.
6,925	5.00%, 02/01/2013	6,926
	Intuit, Inc.
7,900	5.40%, 03/15/2012	7,444
	Time Warner Cable, Inc.
4,580	5.85%, 05/01/2017	4,106
	Verizon Communications, Inc.
5,000	5.35%, 02/15/2011	5,114
	Verizon Global Funding Corp.
500	7.25%, 12/01/2010	528

		33,334

	Transportation — 0.4%
	Continental Airlines, Inc.
4,140	5.98%, 04/19/2022	3,064
	Southwest Airlines Co.
8,700	5.75%, 12/15/2016	7,768
3,337	6.15%, 08/01/2022	2,937

		13,769

	Utilities — 1.3%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	4,468
	Enel Finance International
4,045	6.80%, 09/15/2037 ■	3,322
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	7,100
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	4,279
	MidAmerican Energy Co.
6,000	5.65%, 07/15/2012	6,221

Hartford Advisers HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Utilities (continued)
	Northern Border Pipeline Co.
$9,285	7.75%, 09/01/2009	$9,324
	Southern California Edison Co.
8,000	5.55%, 01/15/2037	7,495
	Taqa Abu Dhabi National Energy Co.
3,335	5.88%, 10/27/2016 ■	2,988

		45,197

	Total corporate bonds: investment grade (Cost $548,279)	$451,804

MUNICIPAL BONDS — 0.3%
	General Obligations — 0.3%
	Oregon School Boards Association, Taxable Pension
$10,000	4.76%, 06/30/2028	$8,477
	State of Illinois, Taxable Pension
3,400	5.10%, 06/01/2033	2,971

	Total municipal bonds (Cost $13,362)	$11,448

U.S. GOVERNMENT AGENCIES — 4.6%
	Federal Home Loan Mortgage Corporation — 1.3%
	Mortgage Backed Securities:
$43,246	4.50%, 2037 — 2039	$44,197

	Federal National Mortgage Association — 0.6%
	Mortgage Backed Securities:
21,674	4.50%, 2038 — 2039	22,175
88	6.50%, 2036 — 2038	93

		22,268

	Government National Mortgage Association — 1.4%
	Mortgage Backed Securities:
27,696	5.50%, 2037	28,867
7,240	6.00%, 2024 — 2035	7,616
2,486	6.50%, 2026 — 2035	2,657
9,266	7.00%, 2031 — 2033	9,873
1,470	8.00%, 2026 — 2031	1,600
92	9.00%, 2016 — 2022	98

	Remic — Pac’s:
87	7.50%, 2035	92

		50,803

	Other Government Agencies — 1.3%
	Small Business Administration Participation Certificates:
32,704	8.95%, 2022	44,757

	Total U.S. government agencies (Cost $151,530)	$162,025

U.S. GOVERNMENT SECURITIES — 11.8%
	Other Direct Federal Obligations — 4.0%
	Federal Financing Corporation:
$6,500	5.24%, 2013 ○	$5,627
11,117	5.25%, 2013 ○	9,592

		15,219

	Tennessee Valley Authority:
64,300	4.38%, 2015	68,411
50,000	6.00%, 2013	56,352

		124,763

		139,982

	U.S. Treasury Securities — 7.8%
	U.S. Treasury Bonds:
33,650	6.25%, 2023	44,271

	U.S. Treasury Notes:
42,000	2.38%, 2010	43,029
88,000	2.75%, 2019	88,481
50,000	3.88%, 2018	55,156
30,135	4.13%, 2010	31,614
9,950	4.75%, 2012	11,034

		229,314

		273,585

	Total U.S. government securities (Cost $387,202)	$413,567

	Total long-term investments (Cost $4,586,431)	$3,450,540

SHORT-TERM INVESTMENTS — 1.0%
	Repurchase Agreements — 1.0%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $7,818, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $7,975)
$7,818	0.24% dated 03/31/2009	$7,818

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $18,444, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $18,813)

18,444	0.20% dated 03/31/2009	18,444

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $5,012, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $5,112)

5,012	0.25% dated 03/31/2009	5,012
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $28, collateralized by U.S. Treasury Note 4.50%, 2012, value of $28)
28	0.13% dated 03/31/2009	28

Hartford Advisers HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $3,408, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $3,476)
$3,408	0.27% dated 03/31/2009		$3,408

	Total short-term investments (Cost $34,710)		$34,710

	Total investments (Cost $4,621,141) ▲	99.5%	$3,485,250
	Other assets and liabilities	0.5%	16,994

	Total net assets	100.0%	$3,502,244

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.25% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $4,713,433 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$80,982
Unrealized Depreciation	(1,309,165)

Net Unrealized Depreciation	$(1,228,183)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at March 31, 2009, was $16,801, which represents 0.48% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2009, was $69,238, which represents 1.98% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
06/2007	11,241	Buck Holdings L.P.	$11,253
04/2008	4,194	Washington Mutual, Inc. Private Placement	36,700
04/2008	524	Washington Mutual, Inc. Private Placement Warrants	—

The aggregate value of these securities at March 31, 2009 was $16,801 which represents 0.48% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.7%
	Automobiles & Components — 2.0%
109	Denso Corp.	$2,197
30,403	Ford Motor Co. ●	79,961
1,239	Michelin (C.G.D.E.) Class B	45,929
1,186	TRW Automotive Holdings Corp. ●	3,817

		131,904

	Banks — 2.2%
1,201	HSBC Holding plc	6,689
501	HSBC Holdings plc — Rights	848
168	Itau Unibanco Banco Multiplo S.A. ADR	1,832
139	PNC Financial Services Group, Inc.	4,062
68	Signature Bank ●	1,914
4,580	Standard Chartered plc	56,866
1,721	Turkiye Garanti Bankasi A.S.	2,436
469	Washington Mutual, Inc. Private Placement † ⌂	23
4,837	Wells Fargo & Co.	68,880

		143,550

	Capital Goods — 7.1%
860	ABB Ltd. ADR	11,990
68	Aecom Technology Corp. ●	1,765
33	Alliant Techsystems, Inc. ●	2,237
1,700	Boeing Co.	60,486
266	Caterpillar, Inc.	7,443
8	Cubic Corp.	210
420	Cummins, Inc.	10,684
153	Danaher Corp.	8,285
649	Deere & Co.	21,333
347	Dover Corp.	9,154
119	Eaton Corp.	4,368
302	Emerson Electric Co.	8,622
162	First Solar, Inc. ●	21,446
116	Fluor Corp.	4,020
62	General Dynamics Corp.	2,587
5,907	General Electric Co.	59,713
5,949	Hansen Transmissions ●	8,473
289	Honeywell International, Inc.	8,049
138	Illinois Tool Works, Inc.	4,245
294	Ingersoll-Rand Co. Class A	4,061
69	Jacobs Engineering Group, Inc. ●	2,656
288	Joy Global, Inc.	6,139
115	Lindsay Corp.	3,102
169	Lockheed Martin Corp.	11,645
408	Mitsui & Co., Ltd.	4,155
251	Pentair, Inc.	5,433
243	Precision Castparts Corp.	14,538
2,814	Raytheon Co.	109,569
350	Siemens AG	19,981
154	Sterling Construction Co., Inc. ●	2,751
656	Sunpower Corp. Class B ●	12,997
315	Terex Corp. ●	2,911
155	Vestas Wind Systems A/S ●	6,792
152	WESCO International, Inc. ●	2,754

		464,594

	Commercial & Professional Services — 0.1%
186	American Ecology Corp.	2,590
37	Covanta Holding Corp. ●	487
289	Monster Worldwide, Inc. ●	2,358
195	Sykes Enterprises, Inc. ●	3,239

		8,674

	Consumer Durables & Apparel — 0.5%
180	Coach, Inc. ●	3,013
1,268	Liz Claiborne, Inc.	3,132
103	MDC Holdings, Inc.	3,211
3,697	Newell Rubbermaid, Inc.	23,589
98	Pool Corp.	1,317
28	Tempur-Pedic International, Inc.	206

		34,468

	Consumer Services — 1.2%
394	Apollo Group, Inc. Class A ●	30,804
153	Brinks Home Security Holding ●	3,458
281	Career Education Corp. ●	6,728
125	Coinstar, Inc. ●	4,092
320	Corinthian Colleges, Inc. ●	6,226
94	ITT Educational Services, Inc. ●	11,365
195	Life Time Fitness, Inc. ●	2,448
14,416	Shangri-La Asia Ltd.	16,372

		81,493

	Diversified Financials — 6.5%
1,465	American Capital Ltd. ∞	2,740
419	Ameriprise Financial, Inc.	8,581
2,163	Bank of America Corp.	14,752
887	Capital One Financial Corp.	10,851
1,010	CIT Group, Inc.	2,879
670	Deutsche Boerse AG	40,207
1,749	Discover Financial Services, Inc.	11,036
1,846	Goldman Sachs Group, Inc.	195,721
2,767	ING Groep N.V.	15,161
518	Invesco Ltd.	7,182
902	JP Morgan Chase & Co.	23,983
1,998	Julius Baer Holding Ltd.	49,086
13	Moody’s Corp.	298
206	Morgan Stanley	4,679
395	Nasdaq OMX Group, Inc. ●	7,732
418	Oaktree Capital ● ■	5,643
294	PennantPark Investment Corp.	1,103
254	State Street Corp.	7,815
603	TD Ameritrade Holding Corp. ●	8,328
1,089	UBS AG ●	10,213

		427,990

	Energy — 12.8%
5,080	Acergy S.A.	31,711
417	Apache Corp.	26,693
134	Arena Resources, Inc. ●	3,422
584	Baker Hughes, Inc.	16,662
146	Cabot Oil & Gas Corp.	3,429
2,734	Cameco Corp.	46,928
288	Canadian Natural Resources Ltd.	11,188
217	Canadian Natural Resources Ltd. ADR	8,352
281	Consol Energy, Inc.	7,098
90	Diamond Offshore Drilling, Inc.	5,641
171	EOG Resources, Inc.	9,348
373	Exxon Mobil Corp.	25,388
5,211	Halliburton Co.	80,611
223	Helmerich & Payne, Inc.	5,078
657	Hess Corp.	35,624
1,187	Lundin Petroleum Ab ●	6,431

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
1,798	National Oilwell Varco, Inc. ●	$51,641
548	Newfield Exploration Co. ●	12,444
338	Noble Energy, Inc.	18,222
3,128	OAO Gazprom Class S ADR	46,456
857	Occidental Petroleum Corp.	47,659
1,649	OMV AG	55,177
800	Petro-Canada	21,259
231	Petroleo Brasileiro S.A. ADR	7,029
76	Range Resources Corp.	3,145
233	SBM Offshore N.V.	3,093
1,660	Schlumberger Ltd.	67,433
275	Smith International, Inc.	5,916
1,613	Suncor Energy, Inc. ADR	35,821
541	Talisman Energy, Inc.	5,676
192	Total S.A.	9,487
230	Total S.A. ADR	11,264
51	Transocean, Inc. ●	3,000
2,260	Uranium One, Inc. ●	4,571
634	USEC, Inc. ●	3,045
5,540	Weatherford International Ltd. ●	61,325
1,435	XTO Energy, Inc.	43,916

		841,183

	Food & Staples Retailing — 0.6%
151	CVS/Caremark Corp.	4,157
248	Kroger Co.	5,265
244	Sysco Corp.	5,556
447	Wal-Mart Stores, Inc.	23,299

		38,277

	Food, Beverage & Tobacco — 2.5%
654	Altria Group, Inc.	10,476
7,994	Chaoda Modern Agriculture	4,764
3,028	Cosan Ltd. ●	7,418
147	Groupe Danone	7,164
636	Imperial Tobacco Group plc	14,291
3	Japan Tobacco, Inc.	7,081
145	Kellogg Co.	5,304
15,432	Marine Harvest ●	4,858
333	Molson Coors Brewing Co.	11,429
1,223	Nestle S.A.	41,317
126	Nestle S.A. ADR	4,224
257	PepsiCo, Inc.	13,241
127	Perdigao S.A.	3,143
348	Philip Morris International, Inc.	12,375
369	SABMiller plc	5,494
293	Smithfield Foods, Inc. ●	2,773
447	Tyson Foods, Inc. Class A	4,197
367	Unilever N.V. NY Shares ADR	7,201

		166,750

	Health Care Equipment & Services — 7.1%
1,096	Aetna, Inc.	26,646
1,833	ATS Medical, Inc. ●	4,583
88	Becton, Dickinson & Co.	5,890
5,737	Boston Scientific Corp. ●	45,611
219	Cardinal Health, Inc.	6,885
100	Cerner Corp. ●	4,397
516	China Medical Technologies, Inc. ADR	7,109
293	Cigna Corp.	5,159
1,089	Covidien Ltd.	36,197
39	Edwards Lifesciences Corp. ●	2,366
295	Hologic, Inc. ●	3,865
201	Humana, Inc. ●	5,245
126	Intuitive Surgical, Inc. ●	12,040
238	Inverness Medical Innovation, Inc. ●	6,349
1,417	McKesson Corp.	49,666
2,963	Medtronic, Inc.	87,314
212	Omnicare, Inc.	5,197
256	St. Jude Medical, Inc. ●	9,282
5,566	UnitedHealth Group, Inc.	116,512
216	Varian Medical Systems, Inc. ●	6,566
422	Volcano Corp. ●	6,139
251	Zimmer Holdings, Inc. ●	9,143
145	Zoll Medical Corp. ●	2,088

		464,249

	Household & Personal Products — 0.5%
1,752	Bare Escentuals, Inc. ●	7,182
65	Colgate-Palmolive Co.	3,835
75	Herbalife Ltd.	1,119
68	L’Oreal S.A.	4,700
338	Procter & Gamble Co.	15,935

		32,771

	Insurance — 4.9%
4,984	ACE Ltd.	201,342
46	Chubb Corp.	1,926
157	Everest Re Group Ltd.	11,129
108	Fidelity National Financial, Inc.	2,115
110	First American Financial Corp.	2,905
431	Marsh & McLennan Cos., Inc.	8,722
1,945	Metlife, Inc.	44,283
61	Muenchener Rueckversicherungs- Gesellschaft AG	7,408
71	PartnerRe Ltd.	4,407
187	Platinum Underwriters Holdings Ltd.	5,303
120	Prudential Financial, Inc.	2,284
281	Reinsurance Group of America, Inc.	9,089
309	Travelers Cos., Inc.	12,550
517	Unum Group	6,465

		319,928

	Materials — 5.3%
378	Agnico Eagle Mines Ltd.	21,510
197	Alcoa, Inc.	1,446
1,472	Aracruz Celulose S.A. ADR	9,714
315	ArcelorMittal ADR	6,308
29	Barrick Gold Corp.	953
198	Celanese Corp.	2,652
247	Cemex S.A. de C.V. ADR ●	1,541
948	Cliff’s Natural Resources, Inc.	17,210
231	Companhia Vale do Rio Doce ADR	3,068
635	CRH plc	13,809
131	CRH plc FPR ●	2,856
118	FMC Corp.	5,095
511	Impala Platinum Holdings Ltd.	8,560
59	Monsanto Co.	4,870
280	Mosaic Co.	11,761
1,141	Newmont Mining Corp.	51,089
138	Nucor Corp.	5,260
443	Owens-Illinois, Inc. ●	6,398
772	Potash Corp. of Saskatchewan, Inc.	62,400

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Materials (continued)
640	Praxair, Inc.	$43,092
88	Randgold Resources Ltd. ADR	4,766
526	Rexam plc	2,032
398	Rio Tinto plc	13,379
802	Steel Dynamics, Inc.	7,063
60	Syngenta AG ADR	2,411
4,121	Vedanta Resources plc	39,957

		349,200

	Media — 3.0%
730	Comcast Corp. Class A	9,961
827	Comcast Corp. Special Class A	10,647
263	DreamWorks Animation SKG, Inc. ●	5,681
906	Focus Media Holding Ltd. ADR ●	6,160
30	Harvey Weinstein Co. Holdings Class A-1 † ● ⌂	—
294	Marvel Entertainment, Inc. ●	7,811
25	McGraw-Hill Cos., Inc.	567
7,800	News Corp. Class A	51,636
130	Scripps Networks Interactive Class A	2,926
2,117	Viacom, Inc. Class B ●	36,788
776	Virgin Media, Inc.	3,727
3,332	Walt Disney Co.	60,515

		196,419

	Pharmaceuticals, Biotechnology & Life Sciences — 12.8%
488	Abbott Laboratories	23,254
216	Alkermes, Inc. ●	2,617
977	Amgen, Inc. ●	48,391
523	Amylin Pharmaceuticals, Inc. ●	6,143
127	AstraZeneca plc ADR	4,506
67	Auxilium Pharmaceuticals, Inc. ●	1,857
1,505	Bristol-Myers Squibb Co.	32,980
272	Charles River Laboratories International, Inc. ●	7,387
149	Cubist Pharmaceuticals, Inc. ●	2,441
2,685	Elan Corp. plc ADR ●	17,827
373	Eli Lilly & Co.	12,469
319	Genzyme Corp. ●	18,945
149	Gilead Sciences, Inc. ●	6,883
716	Impax Laboratories, Inc. ●	3,751
282	Johnson & Johnson	14,823
314	Life Technologies Corp. ●	10,192
3,474	Merck & Co., Inc.	92,914
4,434	Novavax, Inc. ●	4,522
343	PAREXEL International Corp. ●	3,338
335	PerkinElmer, Inc.	4,278
4,141	Pfizer, Inc.	56,401
138	Pharmaceutical Product Development, Inc.	3,283
956	Roche Holding AG	131,231
6,779	Schering-Plough Corp.	159,646
3,001	Teva Pharmaceutical Industries Ltd. ADR	135,168
11	UCB S.A.	313
816	Wyeth	35,112

		840,672

	Real Estate — 0.5%
152	Annaly Capital Management, Inc.	2,113
2,147	Brookfield Asset Management, Inc.	29,584
862	Eurocastle Investment Ltd.	308

		32,005

	Retailing — 5.1%
139	Abercrombie & Fitch Co. Class A	3,311
231	Advance Automotive Parts, Inc.	9,473
64	Amazon.com, Inc. ●	4,678
61	AutoZone, Inc. ●	9,838
86	Best Buy Co., Inc.	3,246
29,056	Buck Holdings L.P. †● ⌂	42,886
138	Dick’s Sporting Goods, Inc. ●	1,972
162	GameStop Corp. Class A ●	4,550
135	Gap, Inc.	1,755
282	Gymboree Corp. ●	6,016
326	Home Depot, Inc.	7,678
195	Industria de Diseno Textil S.A.	7,610
300	Kohl’s Corp. ●	12,694
420	Lowe’s Co., Inc.	7,656
223	Nordstrom, Inc.	3,739
509	Nutri/System, Inc.	7,268
428	Priceline.com, Inc. ●	33,718
8,190	Staples, Inc.	148,320
89	Target Corp.	3,047
367	TJX Cos., Inc.	9,402
410	Urban Outfitters, Inc. ●	6,703

		335,560

	Semiconductors & Semiconductor Equipment — 1.7%
869	Altera Corp.	15,242
333	Analog Devices, Inc.	6,421
477	Broadcom Corp. Class A ●	9,528
1,050	Intel Corp.	15,799
309	Lam Research Corp. ●	7,029
409	MEMC Electronic Materials, Inc. ●	6,739
1,680	ON Semiconductor Corp. ●	6,552
1,308	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,707
796	Texas Instruments, Inc.	13,137
461	Varian Semiconductor Equipment Associates, Inc. ●	9,990
407	Xilinx, Inc.	7,802

		109,946

	Software & Services — 6.5%
207	Accenture Ltd. Class A	5,699
1,808	Activision Blizzard, Inc. ●	18,914
81	Adobe Systems, Inc. ●	1,742
185	Akamai Technologies, Inc. ●	3,579
215	Alliance Data Systems Corp. ●	7,929
353	Amdocs Ltd. ●	6,530
43	Baidu, Inc. ADR ●	7,594
382	BMC Software, Inc. ●	12,619
78	CACI International, Inc. Class A ●	2,839
420	Check Point Software Technologies Ltd. ADR ●	9,333
293	Cognizant Technology Solutions Corp. ●	6,089
192	Concur Technologies, Inc. ●	3,690
258	Equinix, Inc. ●	14,475
258	Giant Interactive Group, Inc. ADR	1,752
231	Google, Inc. ●	80,471
137	Mastercard, Inc.	22,928

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services (continued)
2,416	Microsoft Corp.	$44,377
496	Omniture, Inc. ●	6,540
5,494	Oracle Corp. ●	99,269
227	Red Hat, Inc. ●	4,041
115	Shanda Interactive Entertainment Ltd. ADR ●	4,529
59	Sohu.com, Inc. ●	2,417
266	Solera Holdings, Inc. ●	6,594
280	Symantec Corp. ●	4,182
264	UbiSoft Entertainment S.A. ●	4,819
150	Visa, Inc.	8,325
2,942	Western Union Co.	36,980

		428,256

	Technology Hardware & Equipment — 8.9%
122	Agilent Technologies, Inc. ●	1,868
493	Arrow Electronics, Inc. ●	9,387
175	Avnet, Inc. ●	3,071
10,540	Cisco Systems, Inc. ●	176,754
795	Corning, Inc.	10,551
430	EMC Corp. ●	4,907
511	Emulex Corp. ●	2,571
1,963	Flextronics International Ltd. ●	5,674
2,581	Hewlett-Packard Co.	82,745
29,987	Hon Hai Precision Industry Co., Ltd.	67,856
1,011	International Business Machines Corp.	97,917
747	JDS Uniphase Corp. ●	2,428
211	Juniper Networks, Inc. ●	3,173
762	NetApp, Inc. ●	11,314
209	Nice Systems Ltd. ●	5,203
629	QLogic Corp. ●	6,990
1,943	Qualcomm, Inc.	75,586
124	Research In Motion Ltd. ●	5,325
1,683	Seagate Technology	10,115
75	Solar Cayman Ltd. † ● ⌂	642
206	Teradata Corp. ●	3,346

		587,423

	Telecommunication Services — 2.4%
3,417	AT&T, Inc.	86,106
147	Brasil Telecom S.A. ADR	2,437
98	Leap Wireless International, Inc. ●	3,403
1,470	MetroPCS Communications, Inc. ●	25,111
806	Mobile Telesystems OJSC ADR	24,128
7,697	Vodafone Group plc	13,419

		154,604

	Transportation — 1.2%
176	C.H. Robinson Worldwide, Inc.	8,014
6,000	Delta Air Lines, Inc. ●	33,780
331	FedEx Corp.	14,713
353	Heartland Express, Inc.	5,228
196	Hub Group, Inc. ●	3,329
24	Norfolk Southern Corp.	803
158	Ryanair Holdings plc ADR ●	3,660
147	United Parcel Service, Inc. Class B	7,230
1,240	US Airways Group, Inc. ●	3,138

		79,895

	Utilities — 1.3%
1,468	AES Corp. ●	8,527
656	E.On AG	18,207
289	Exelon Corp.	13,131
56	FirstEnergy Corp.	2,169
707	Northeast Utilities	15,273
300	NRG Energy, Inc. ●	5,280
280	Progress Energy, Inc.	10,135
153	Southern Co.	4,682
102	UGI Corp.	2,417
182	Wisconsin Energy Corp.	7,493

		87,314

	Total common stock (Cost $8,704,755)	$6,357,125

WARRANTS — 0.0%
Banks — 0.0%
59	Washington Mutual, Inc. Private Placement † ⌂ ●	$—

	Capital Goods — 0.0%
150	Capstone Turbine Corp. ⌂ ●	—

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
510	Novavax, Inc. ⌂●	—

	Total warrants (Cost $—)	$—

EXCHANGE TRADED FUNDS — 0.9%
	Other Investment Pools and Funds — 0.9%
145	iShares MSCI EAFE Index Fund	$5,450
123	iShares MSCI Emerging Markets Index Fund	3,049
1,203	iShares MSCI Japan	9,515
315	S & P500 Depositary Receipt	25,024
224	S & P MidCap 400 Depositary Receipts	19,884

	Total exchange traded funds (Cost $73,020)	$62,922

Principal
Amount
CORPORATE BONDS: INVESTMENT GRADE — 0.4%
	Finance — 0.4%
	MBIA Insurance Co.
$53,500	14.00%, 01/15/2033 ■ ∆	$16,585
	UBS Luxembourg S.A.
16,280	6.23%, 02/11/2015	11,844

	Total corporate bonds: investment grade (Cost $69,490)	$28,429

	Total long-term investments (Cost $8,847,265)	$6,448,476

SHORT-TERM INVESTMENTS — 1.4%
	Repurchase Agreements — 1.4%
	Banc of America Securities TriParty
	Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $20,232, collateralized by GNMA 6.00% — 6.50%, 2038 — 2039, value of $20,636)
$20,231	0.24% dated 03/31/2009	$20,231

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $47,726, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $48,680)

$47,725	0.20% dated 03/31/2009		$47,725

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $12,969, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $13,228)

12,969	0.25% dated 03/31/2009		12,969
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $72, collateralized by U.S. Treasury Note 4.50%, 2012, value of $73)
72	0.13% dated 03/31/2009		72
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $8,819, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $8,996)
8,819	0.27% dated 03/31/2009		8,819

	Total short-term investments (Cost $89,816)		$89,816

	Total investments (Cost $8,937,081) ▲	99.4%	$6,538,292
	Other assets and liabilities	0.6%	36,868

	Total net assets	100.0%	$6,575,160

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 21.92% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $9,497,664 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$177,317
Unrealized Depreciation	(3,136,689)

Net Unrealized Depreciation	$(2,959,372)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at March 31, 2009, was $43,551, which represents 0.66% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2009, was $22,228, which represents 0.34% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At March 31, 2009, the market value of these securities was $2,740, which represents 0.04% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2009.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
06/2007	29,056	Buck Holdings L.P.	$29,086
09/2008	150	Capstone Turbine Corp. Warrants	—
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
07/2008	510	Novavax, Inc. Warrants	—
03/2007	75	Solar Cayman Ltd. - 144A	1,121
04/2008	59	Washington Mutual, Inc. Private Placement Warrants	—
04/2008	469	Washington Mutual, Inc. Private Placement	4,100

The aggregate value of these securities at March 31, 2009 was $43,551 which represents 0.66% of total net assets.
Forward Foreign Currency Contracts Outstanding at March 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$2,684	$2,675	04/01/09	$(9)
British Pound (Sell)	2,468	2,443	04/02/09	(25)
Canadian Dollar (Buy)	50	50	04/03/09	—
Danish Krone (Sell)	1,399	1,399	04/03/09	—
Euro (Sell)	14	14	04/01/09	—
Euro (Buy)	3,636	3,637	04/03/09	(1)
Japanese Yen (Buy)	32	32	04/01/09	—
Japanese Yen (Sell)	351	355	04/01/09	4
Swiss Franc (Sell)	457	455	04/01/09	(2)
Swiss Franc (Buy)	2,033	2,030	04/03/09	3

				$(30)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.6%
	Banks — 4.4%
325	Comerica, Inc.	$5,942
28	M&T Bank Corp.	1,280
414	PNC Financial Services Group, Inc.	12,112
1,463	Wells Fargo & Co.	20,830

		40,164

	Capital Goods — 5.3%
330	Dover Corp.	8,713
21	First Solar, Inc. ●	2,773
324	Lockheed Martin Corp.	22,352
161	Precision Castparts Corp.	9,626
77	Raytheon Co.	2,995
51	United Technologies Corp.	2,205

		48,664

	Commercial & Professional Services — 0.5%
135	Manpower, Inc.	4,247

	Consumer Services — 2.2%
141	Apollo Group, Inc. Class A ●	11,013
71	ITT Educational Services, Inc. ●	8,621

		19,634

	Diversified Financials — 0.2%
34	Northern Trust Corp.	2,058

	Energy — 7.0%
189	Hess Corp.	10,266
552	Marathon Oil Corp.	14,504
413	Occidental Petroleum Corp. Θ	22,983
204	Range Resources Corp.	8,413
220	Ultra Petroleum Corp. ●	7,907

		64,073

	Food & Staples Retailing — 4.3%
223	BJ’s Wholesale Club, Inc. ●	7,127
469	Supervalu, Inc.	6,703
488	Wal-Mart Stores, Inc.	25,425

		39,255

	Food, Beverage & Tobacco — 7.9%
946	Altria Group, Inc.	15,161
101	Archer Daniels Midland Co.	2,792
194	General Mills, Inc.	9,672
145	Lorillard, Inc.	8,971
97	Pepsi Bottling Group, Inc.	2,145
219	PepsiCo, Inc.	11,295
618	Philip Morris International, Inc.	21,977

		72,013

	Health Care Equipment & Services — 6.0%
133	Aetna, Inc.	3,226
55	Humana, Inc. ●	1,440
366	McKesson Corp.	12,828
334	Medtronic, Inc.	9,834
408	St. Jude Medical, Inc. ●	14,837
377	UnitedHealth Group, Inc.	7,895
135	Wellpoint, Inc. ●	5,111

		55,171

	Household & Personal Products — 0.5%
91	Kimberly-Clark Corp.	4,210

	Insurance — 4.5%
438	Allied World Assurance Holdings Ltd.	16,668
353	Axis Capital Holdings Ltd.	7,966
171	Everest Re Group Ltd.	12,114
378	Unum Group	4,724

		41,472

	Materials — 1.2%
117	Mosaic Co.	4,908
147	Nucor Corp.	5,622

		10,530

	Pharmaceuticals, Biotechnology & Life Sciences — 20.0%
263	Abbott Laboratories	12,535
470	Amgen, Inc. ●	23,284
1,026	Bristol-Myers Squibb Co.	22,481
178	Cephalon, Inc. ●	12,142
628	Eli Lilly & Co.	20,965
753	Forest Laboratories, Inc. ●	16,536
213	Gilead Sciences, Inc. ●	9,848
347	Johnson & Johnson	18,247
418	Merck & Co., Inc.	11,171
610	Schering-Plough Corp.	14,354
281	Watson Pharmaceuticals, Inc. ●	8,745
287	Wyeth	12,370

		182,678

	Real Estate — 0.9%
587	Annaly Capital Management, Inc.	8,144

	Retailing — 3.1%
25	Amazon.com, Inc. ●	1,829
1,236	Gap, Inc.	16,058
245	Staples, Inc.	4,431
243	TJX Cos., Inc.	6,228

		28,546

	Semiconductors & Semiconductor Equipment — 0.8%
256	Intel Corp.	3,854
255	Maxim Integrated Products, Inc.	3,363

		7,217

	Software & Services — 11.4%
472	Accenture Ltd. Class A	12,986
471	BMC Software, Inc. ●	15,526
47	Google, Inc. ●	16,498
11	Mastercard, Inc.	1,826
1,211	Microsoft Corp. ƒ Θ	22,252
985	Oracle Corp. ●	17,795
181	VeriSign, Inc. ●	3,412
1,086	Western Union Co.	13,645

		103,940

	Technology Hardware & Equipment — 6.3%
140	Apple, Inc. ●	14,664
185	Cisco Systems, Inc. ●	3,101
382	Dell, Inc. ●	3,619
507	Hewlett-Packard Co.	16,267
139	International Business Machines Corp.	13,448
1,398	Xerox Corp.	6,362

		57,461

	Telecommunication Services — 3.1%
937	AT&T, Inc.	23,609
168	CenturyTel, Inc.	4,718

		28,327

22

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Transportation — 1.5%
47	C.H. Robinson Worldwide, Inc.	$2,157
182	FedEx Corp.	8,115
139	J.B. Hunt Transport Services, Inc.	3,339

		13,611

	Utilities — 7.5%
119	Edison International	3,437
260	Entergy Corp.	17,717
373	Exelon Corp.	16,944
352	FirstEnergy Corp.	13,576
64	PG&E Corp.	2,431
609	UGI Corp.	14,378

		68,483

	Total common stock (Cost $1,157,139)	$899,898

Principal
Amount
SHORT-TERM INVESTMENTS — 1.1%
	Repurchase Agreements — 1.1%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $2,169, collateralized by GNMA 6.00% — 6.50%, 2038 — 2039, value of $2,213)
$2,169	0.24% dated 03/31/2009		$2,169

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $5,118, collateralized by FHLMC 5.00% — 5.50%, 2036 — 2038, FNMA 5.00% — 6.50%, 2019 — 2039, value of $5,221)

5,118	0.20% dated 03/31/2009		5,118

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,391, collateralized by FHLMC 6.00% - 7.00%, 2021 — 2038, FNMA 4.50% - 7.00%, 2020 — 2038, GNMA 5.50% - 7.00%, 2033 — 2038, value of $1,419)

1,391	0.25% dated 03/31/2009		1,391
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $8, collateralized by U.S. Treasury Note 4.50%, 2012, value of $8)
8	0.13% dated 03/31/2009		8
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $946, collateralized by FNMA 6.00% - 6.50%, 2037 — 2038, value of $965)
946	0.27% dated 03/31/2009		946

	Total short-term investments (Cost $9,632)		$9,632

	Total investments (Cost $1,166,771) ▲	99.7%	$909,530
	Other assets and liabilities	0.3%	3,043

	Total net assets	100.0%	$912,573

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $1,166,771 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,984
Unrealized Depreciation	(273,225)

Net Unrealized Depreciation	$(257,241)

●	Currently non-income producing.

Futures Contracts Outstanding at March 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Mini	117	Long	Jun 2009	$480

*	The number of contracts does not omit 000’s.

Cash of $1,800 was pledged as initial margin deposit for open futures contracts at March 31, 2009.

Θ	At March 31, 2009, securities valued at $3,733 were designated to cover open call options written as follows (see Note 3 in the Notes to Financial Statements in the most recent shareholder report):

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Microsoft Corp.	782	$17.50	Apr 2009	$100	$38
Occidental Petroleum Corp.	394	60.00	Apr 2009	47	48

				$147	$86

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

23

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.1%
	Automobiles & Components — 0.4%
644	Honda Motor Co., Ltd. ADR	$15,270

	Banks — 3.5%
1,016	Comerica, Inc.	18,601
334	M&T Bank Corp.	15,115
904	PNC Financial Services Group, Inc.	26,490
1,002	US Bancorp	14,633
1,554	Washington Mutual, Inc. Private Placement † ⌂	78
3,823	Wells Fargo & Co.	54,438

		129,355

	Capital Goods — 7.8%
359	Caterpillar, Inc.	10,029
1,588	Deere & Co.	52,211
626	Eaton Corp.	23,067
2,482	General Electric Co.	25,091
533	Honeywell International, Inc.	14,838
865	Illinois Tool Works, Inc.	26,682
679	Lockheed Martin Corp.	46,899
829	Parker-Hannifin Corp.	28,163
1,188	Pentair, Inc.	25,733
620	Siemens AG ADR	35,310
599	Spirit Aerosystems Holdings, Inc. ●	5,976

		293,999

	Commercial & Professional Services — 1.5%
1,080	Pitney Bowes, Inc.	25,206
1,246	Waste Management, Inc.	31,908

		57,114

	Diversified Financials — 5.1%
378	Ameriprise Financial, Inc.	7,753
208	Goldman Sachs Group, Inc.	22,073
2,233	JP Morgan Chase & Co.	59,343
1,386	Morgan Stanley	31,555
1,471	State Street Corp.	45,265
2,706	UBS AG ADR ●	25,520

		191,509

	Energy — 18.1%
1,869	Anadarko Petroleum Corp.	72,701
992	BP plc ADR	39,759
2,308	Chevron Corp.	155,163
426	ConocoPhillips Holding Co.	16,663
1,249	EnCana Corp. ADR	50,708
1,471	Exxon Mobil Corp.	100,186
2,208	Marathon Oil Corp.	58,043
939	Schlumberger Ltd.	38,134
1,909	Total S.A. ADR	93,675
1,770	XTO Energy, Inc.	54,190

		679,222

	Food & Staples Retailing — 2.1%
792	Walgreen Co.	20,571
1,141	Wal-Mart Stores, Inc.	59,430

		80,001

	Food, Beverage & Tobacco — 5.0%
1,659	Nestle S.A. ADR	55,670
982	PepsiCo, Inc.	50,543
1,256	Philip Morris International, Inc.	44,688
1,534	SABMiller plc	22,625
717	Unilever N.V.	14,053

		187,579

	Health Care Equipment & Services — 2.3%
1,818	Medtronic, Inc.	53,588
1,636	UnitedHealth Group, Inc.	34,233

		87,821

	Household & Personal Products — 1.5%
754	Kimberly-Clark Corp.	34,753
463	Procter & Gamble Co.	21,780

		56,533

	Insurance — 4.4%
1,261	ACE Ltd.	50,957
998	Marsh & McLennan Cos., Inc.	20,205
2,114	Metlife, Inc.	48,124
1,077	Principal Financial Group, Inc.	8,810
674	Prudential Financial, Inc.	12,827
614	Travelers Cos., Inc.	24,937

		165,860

	Materials — 3.6%
1,182	Agrium U.S., Inc.	42,315
363	Air Products and Chemicals, Inc.	20,402
914	Barrick Gold Corp.	29,622
575	BHP Billiton Ltd. ADR	25,636
2,524	International Paper Co.	17,768

		135,743

	Media — 2.9%
1,909	Comcast Corp. Class A	26,038
828	Comcast Corp. Special Class A	10,654
777	McGraw-Hill Cos., Inc.	17,777
169	Time Warner Cable, Inc.	4,201
1,345	Time Warner, Inc.	25,964
1,394	Walt Disney Co.	25,322

		109,956

	Pharmaceuticals, Biotechnology & Life Sciences — 13.4%
1,087	Abbott Laboratories	51,859
1,264	AstraZeneca plc ADR	44,798
2,381	Bristol-Myers Squibb Co.	52,183
2,558	Eli Lilly & Co.	85,463
2,043	Merck & Co., Inc.	54,645
3,247	Pfizer, Inc.	44,224
3,748	Schering-Plough Corp.	88,263
481	Teva Pharmaceutical Industries Ltd. ADR	21,674
1,343	Wyeth	57,790

		500,899

	Real Estate — 0.0%
15	Vornado Realty Trust	492

	Retailing — 1.6%
1,420	Limited Brands, Inc.	12,351
2,570	Staples, Inc.	46,535

		58,886

	Semiconductors & Semiconductor Equipment — 1.6%
1,628	Applied Materials, Inc.	17,504
1,486	Maxim Integrated Products, Inc.	19,624
1,318	Texas Instruments, Inc.	21,760

		58,888

24

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services – 3.3%
1,576	Accenture Ltd. Class A	$43,335
1,034	Automatic Data Processing, Inc.	36,355
2,393	Microsoft Corp.	43,960

		123,650

	Technology Hardware & Equipment – 5.8%
1,019	Avnet, Inc. ●	17,850
2,523	Corning, Inc.	33,475
588	Hewlett-Packard Co.	18,842
1,262	International Business Machines Corp.	122,227
5,118	Xerox Corp.	23,284

		215,678

	Telecommunication Services – 6.1%
7,093	AT&T, Inc.	178,748
1,621	Verizon Communications, Inc.	48,968

		227,716

	Transportation – 1.9%
657	FedEx Corp.	29,212
2,804	Southwest Airlines Co.	17,751
455	United Parcel Service, Inc. Class B	22,380

		69,343

	Utilities – 6.2%
1,937	Dominion Resources, Inc.	60,019
1,171	Exelon Corp.	53,130
1,256	FPL Group, Inc.	63,737
1,189	PG&E Corp.	45,451
429	Veolia Environment ADR	8,970

		231,307

	Total common stock (Cost $4,602,307)	$3,676,821

WARRANTS – 0.0%
	Banks – 0.0%
194	Washington Mutual, Inc. Private Placement †⌂●	$—

	Total warrants (Cost $ – )	$—

	Total long-term investments (Cost $4,602,307)	$3,676,821

Principal
Amount
SHORT-TERM INVESTMENTS – 2.1%
	Repurchase Agreements – 2.1%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $17,375, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $17,722)
$17,375	0.24% dated 03/31/2009		$17,375

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $40,986, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $41,806)

40,986	0.20% dated 03/31/2009		40,986

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $11,138, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $11,360)

11,138	0.25% dated 03/31/2009		11,138

	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $61, collateralized by U.S. Treasury Note 4.50%, 2012, value of $63)
61	0.13% dated 03/31/2009		61
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $7,573, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $7,725)
7,573	0.27% dated 03/31/2009		7,573

	Total short-term investments (Cost $77,133)		$77,133

	Total investments (Cost $4,679,440)▲	100.2%	$3,753,954
	Other assets and liabilities	(0.2)%	(6,253)

	Total net assets	100.0%	$3,747,701

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.62% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $4,699,625 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$194,375
Unrealized Depreciation	(1,140,046)
Net Unrealized Depreciation	$(945,671)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at March 31, 2009, was $78, which represents 0.00% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
04/2008	1,554	Washington Mutual, Inc. Private Placement	$13,600
04/2008	194	Washington Mutual, Inc. Private Placement Warrants	—

The aggregate value of these securities at March 31, 2009 was $78 which represents 0.00% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

25

Hartford Equity Income HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 97.5%
	Banks – 3.5%
106	PNC Financial Services Group, Inc.	$3,119
35	Toronto-Dominion Bank ADR	1,193
255	Wells Fargo & Co.	3,624

		7,936

	Capital Goods – 6.9%
69	3M Co.	3,436
27	Caterpillar, Inc.	763
59	Eaton Corp.	2,175
308	General Electric Co.	3,118
80	Illinois Tool Works, Inc.	2,480
99	PACCAR, Inc.	2,540
18	Schneider Electric S.A.	1,168

		15,680

	Commercial & Professional Services – 3.1%
150	Republic Services, Inc.	2,566
170	Waste Management, Inc.	4,347

		6,913

	Consumer Durables & Apparel – 1.6%
29	Fortune Brands, Inc.	705
58	Stanley Works	1,695
20	V.F. Corp.	1,136

		3,536

	Diversified Financials – 5.7%
96	Bank of New York Mellon Corp.	2,710
34	Goldman Sachs Group, Inc.	3,594
246	JP Morgan Chase & Co.	6,525

		12,829

	Energy – 16.4%
83	BP plc ADR	3,328
159	Chevron Corp.	10,678
46	ConocoPhillips Holding Co.	1,814
139	Exxon Mobil Corp.	9,471
145	Marathon Oil Corp.	3,807
57	Occidental Petroleum Corp.	3,150
39	Royal Dutch Shell plc ADR	1,698
66	Total S.A. ADR	3,228

		37,174

	Food & Staples Retailing – 1.0%
98	Sysco Corp.	2,241

	Food, Beverage & Tobacco – 9.4%
222	Altria Group, Inc.	3,554
94	ConAgra Foods, Inc.	1,587
38	Diageo plc ADR	1,678
23	Lorillard, Inc.	1,438
138	Nestle S.A. ADR	4,642
59	PepsiCo, Inc.	3,027
106	Philip Morris International, Inc.	3,755
80	Unilever N.V. NY Shares ADR	1,570

		21,251

	Household & Personal Products – 1.9%
93	Kimberly-Clark Corp.	4,284

	Insurance – 6.0%
124	ACE Ltd.	5,022
92	Allstate Corp.	1,760
113	Chubb Corp.	4,802
158	Unum Group	1,973

		13,557

	Materials – 2.8%
39	Air Products and Chemicals, Inc.	2,216
102	E.I. DuPont de Nemours & Co.	2,269
51	PPG Industries, Inc.	1,897

		6,382

	Pharmaceuticals, Biotechnology & Life Sciences – 11.5%
35	Bristol-Myers Squibb Co.	769
43	Eli Lilly & Co.	1,433
64	GlaxoSmithKline plc ADR	1,998
130	Johnson & Johnson	6,812
261	Merck & Co., Inc.	6,971
396	Pfizer, Inc.	5,396
63	Wyeth	2,709

		26,088

	Retailing – 7.2%
157	Genuine Parts Co.	4,679
273	Home Depot, Inc.	6,420
168	Nordstrom, Inc.	2,821
46	Sherwin-Williams Co.	2,375

		16,295

	Semiconductors & Semiconductor Equipment – 2.7%
253	Intel Corp.	3,802
138	Texas Instruments, Inc.	2,283

		6,085

	Software & Services – 3.1%
386	Microsoft Corp.	7,089

	Telecommunication Services – 5.5%
326	AT&T, Inc.	8,214
137	Verizon Communications, Inc.	4,133

		12,347

	Transportation – 0.8%
56	Norfolk Southern Corp.	1,883

	Utilities – 8.4%
96	American Electric Power Co., Inc.	2,412
69	Consolidated Edison, Inc.	2,725
124	Dominion Resources, Inc.	3,830
29	Entergy Corp.	1,968
133	FPL Group, Inc.	6,739
42	SCANA Corp.	1,307

		18,981

	Total common stock (Cost $293,510)	$220,551

Principal
Amount
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreements – 1.6%
Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $794, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $810)
$794	0.24% dated 03/31/2009	$794

26

Hartford Equity Income HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,873, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $1,911)

$1,873	0.20% dated 03/31/2009		$1,873

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $509, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $519)

509	0.25% dated 03/31/2009		509
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $3, collateralized by U.S. Treasury Note 4.50%, 2012, value of $3)
3	0.13% dated 03/31/2009		3
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $346, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $353)
346	0.27% dated 03/31/2009		346

	Total short-term investments (Cost $3,525)		$3,525

	Total investments (Cost $297,035)▲	99.1%	$224,076
	Other assets and liabilities	0.9%	2,000

	Total net assets	100.0%	$226,076

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.07% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $299,202 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,917
Unrealized Depreciation	(79,043)

Net Unrealized Depreciation	$(75,126)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

27

Hartford Fundamental Growth HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 98.4%
	Banks - 1.0%
16	PNC Financial Services Group, Inc.	$472

	Capital Goods – 7.3%
29	Deere & Co.	937
16	Flowserve Corp.	875
31	Honeywell International, Inc.	850
14	Precision Castparts Corp.	856

		3,518

	Consumer Durables & Apparel – 1.6%
8	Coach, Inc. ●	139
14	NIKE, Inc. Class B	642

		781

	Consumer Services – 1.5%
13	McDonald’s Corp.	709

	Diversified Financials – 1.1%
27	Ameriprise Financial, Inc.	549

	Energy – 10.0%
13	Apache Corp.	852
48	Atwood Oceanics, Inc. ●	788
12	Hess Corp.	650
20	Marathon Oil Corp.	521
25	National Oilwell Varco, Inc. ●	712
21	Petroleo Brasileiro S.A. ADR	640
3	Transocean, Inc. ●	165
14	Ultra Petroleum Corp. ●	506

		4,834

	Food & Staples Retailing – 4.3%
47	CVS/Caremark Corp.	1,287
15	Wal-Mart Stores, Inc.	802

		2,089

	Food, Beverage & Tobacco – 2.9%
13	PepsiCo, Inc.	654
21	Philip Morris International, Inc.	736

		1,390

	Health Care Equipment & Services – 6.2%
16	Covidien Ltd.	515
17	Medtronic, Inc.	510
17	St. Jude Medical, Inc. ●	632
35	UnitedHealth Group, Inc.	741
16	Wellpoint, Inc. ●	589

		2,987

	Household & Personal Products – 1.7%
18	Procter & Gamble Co.	838

	Insurance – 3.1%
46	Aflac, Inc.	881
92	Assured Guaranty Ltd.	621

		1,502

	Materials – 4.8%
17	Barrick Gold Corp.	554
7	Freeport-McMoRan Copper & Gold, Inc.	278
10	Monsanto Co.	798
9	Potash Corp. of Saskatchewan, Inc.	703

		2,333

	Media – 1.1%
28	Walt Disney Co.	516

	Pharmaceuticals, Biotechnology & Life Sciences – 9.6%
14	Abbott Laboratories	677
14	Amgen, Inc. ●	693
29	AstraZeneca plc ADR	1,024
14	Celgene Corp. ●	635
14	Genzyme Corp. ●	814
10	Johnson & Johnson	537
5	Teva Pharmaceutical Industries Ltd. ADR	230

		4,610

	Retailing – 5.0%
20	Kohl’s Corp. ●	830
31	Lowe’s Co., Inc.	569
55	Staples, Inc.	989

		2,388

	Semiconductors & Semiconductor Equipment – 3.0%
56	Intel Corp.	840
43	Micron Technology, Inc. ●	175
26	Texas Instruments, Inc.	433

		1,448

	Software & Services – 15.6%
33	Accenture Ltd. Class A	899
25	Alliance Data Systems Corp. ●	935
3	Google, Inc. ●	957
92	Microsoft Corp.	1,690
84	Oracle Corp. ●	1,511
10	Visa, Inc.	578
74	Western Union Co.	931

		7,501

	Technology Hardware & Equipment – 16.1%
9	Apple, Inc. ●	957
85	Cisco Systems, Inc. ●	1,425
53	Corning, Inc.	703
52	EMC Corp. ●	591
48	Hewlett-Packard Co.	1,529
16	International Business Machines Corp.	1,589
25	Qualcomm, Inc.	969

		7,763

	Telecommunication Services – 1.6%
30	AT&T, Inc.	748

	Transportation – 0.9%
14	Norfolk Southern Corp.	456

	Total common stock (Cost $59,427)	$47,432

Principal
Amount
SHORT-TERM INVESTMENTS – 3.0%
Repurchase Agreements – 3.0%
Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $330, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $337)
$330	0.24% dated 03/31/2009	$330

28

Hartford Fundamental Growth HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $779, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $795)

$779	0.20% dated 03/31/2009		$779

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $212, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $216)

212	0.25% dated 03/31/2009		212
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1, collateralized by U.S. Treasury Note 4.50%, 2012, value of $1)
1	0.13% dated 03/31/2009		1
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $144, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $147)
144	0.27% dated 03/31/2009		144

	Total short-term investments (Cost $1,466)		$1,466

	Total investments (Cost $60,893)▲	101.4%	$48,898
	Other assets and liabilities	(1.4)%	(668)

	Total net assets	100.0%	$48,230

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.53% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $ 63,126 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$722
Unrealized Depreciation	(14,950)

Net Unrealized Depreciation	$(14,228)

●	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

29

Hartford Global Advisers HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 60.3%
	Banks – 1.0%
65	Itau Unibanco Banco Multiplo S.A. ADR	$702
105	Standard Chartered plc	1,299

		2,001

	Capital Goods – 5.7%
21	Alstom RGPT	1,109
25	Danaher Corp.	1,328
38	Deere & Co.	1,243
46	Illinois Tool Works, Inc.	1,432
30	Lockheed Martin Corp.	2,050
27	Siemens AG	1,551
56	Sunpower Corp. ●	1,321
33	Vestas Wind Systems A/S ●	1,431

		11,465

	Consumer Services – 0.4%
93	Royal Caribbean Cruises Ltd.	741

	Diversified Financials – 2.2%
15	Goldman Sachs Group, Inc.	1,569
60	JP Morgan Chase & Co.	1,595
53	Julius Baer Holding Ltd.	1,312

		4,476

	Energy – 6.2%
96	BG Group plc	1,450
39	Canadian Natural Resources Ltd.	1,494
29	Hess Corp.	1,566
43	National Oilwell Varco, Inc. ●	1,246
49	Schlumberger Ltd.	1,974
124	Seadrill Ltd.	1,196
32	Total S.A.	1,575
15	Ultra Petroleum Corp. ●	546
41	XTO Energy, Inc.	1,255

		12,302

	Food & Staples Retailing – 0.8%
152	Koninklijke Ahold N.V.	1,665

	Food, Beverage & Tobacco – 3.2%
87	British American Tobacco plc	2,020
15	Carlsberg A/S Class B	632
23	Groupe Danone	1,140
79	Nestle S.A.	2,668

		6,460

	Health Care Equipment & Services – 3.1%
38	Fresenius Medical Care AG & Co.	1,482
10	Intuitive Surgical, Inc. ●	973
62	St. Jude Medical, Inc. ●	2,267
72	UnitedHealth Group, Inc.	1,496

		6,218

	Household & Personal Products – 1.7%
27	Clorox Co.	1,400
51	Reckitt Benckiser Group plc	1,918

		3,318

	Insurance – 1.6%
11	Muenchener Rueckversicherungs- Gesellschaft AG	1,326
154	Ping An Insurance (Group) Co.	914
48	Prudential Financial, Inc.	909

		3,149

	Materials – 5.1%
39	Barrick Gold Corp.	1,274
114	BHP Billiton plc	2,241
29	Monsanto Co.	2,435
22	Potash Corp. of Saskatchewan, Inc.	1,802
20	Praxair, Inc.	1,339
24	Shin-Etsu Chemical Co., Ltd.	1,184

		10,275

	Media – 0.9%
127	Comcast Corp. Class A	1,735

	Pharmaceuticals, Biotechnology & Life Sciences – 9.3%
38	Abbott Laboratories	1,822
33	Allergan, Inc.	1,576
35	Amgen, Inc. ●	1,748
20	Celgene Corp. ●	870
91	CSL Ltd.	2,052
78	Daiichi Sankyo Co., Ltd.	1,303
37	Gilead Sciences, Inc. ●	1,719
20	Roche Holding AG	2,711
57	Teva Pharmaceutical Industries Ltd. ADR	2,586
52	Wyeth	2,251

		18,638

	Retailing – 2.5%
19	Best Buy Co., Inc.	706
24	Industria de Diseno Textil S.A.	951
17	Kohl’s Corp. ●	728
378	Li & Fung Ltd.	886
89	Lowe’s Co., Inc.	1,626

		4,897

	Semiconductors & Semiconductor Equipment – 1.2%
63	Altera Corp.	1,099
140	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,248

		2,347

	Software & Services – 5.6%
48	Electronic Arts, Inc. ●	880
7	Google, Inc. ●	2,262
6	Nintendo Co., Ltd.	1,697
181	Oracle Corp. ●	3,274
32	Visa, Inc.	1,774
110	Western Union Co.	1,388

		11,275

	Technology Hardware & Equipment – 4.8%
16	Apple, Inc. ●	1,640
134	Cisco Systems, Inc. ●	2,244
52	Hewlett-Packard Co.	1,651
83	NetApp, Inc. ●	1,230
45	Qualcomm, Inc.	1,743
27	Research In Motion Ltd. ●	1,167

		9,675

	Telecommunication Services – 5.0%
83	American Tower Corp. Class A ●	2,517
219	MetroPCS Communications, Inc. ●	3,732
12	Millicom International Cellular S.A.	448
94	Softbank Corp.	1,204

30

Hartford Global Advisers HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Telecommunication Services (continued)
105	Telefonica S.A.	$2,102

		10,003

	Total common stock (Cost $140,584)	$120,640

Principal
Amount ╬
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 3.1%
		Finance – 3.1%
		Banc of America Commercial Mortgage, Inc.
	$660	5.18%, 09/10/2047 Δ	$507
		Bear Stearns Commercial Mortgage Securities, Inc.
	595	4.68%, 08/13/2039	521
	450	5.61%, 11/15/2033	438
		Capital One Prime Automotive Receivables Trust
	261	0.58%, 04/15/2011 Δ	258
		Collegiate Funding Services Education Loan Trust I
	166	1.24%, 09/28/2017 Δ	166
		Commercial Mortgage Asset Trust
	213	6.64%, 01/17/2032	213
		Crusade Global Trust
	32	1.23%, 01/16/2035 Δ	31
	43	1.34%, 01/17/2034 Δ	42
	111	1.38%, 06/17/2037 Δ	93
	74	1.50%, 09/18/2034 Δ	68
		CS First Boston Mortgage Securities Corp.
	450	3.94%, 05/15/2038	388
		European Loan Conduit
GBP	57	2.40%, 11/01/2029 ■ Δ	72
		Ford Credit Automotive Owner Trust
	352	0.89%, 06/15/2010 Δ	350
		GE Commercial Loan Trust
	7	6.87%, 07/19/2015 ■ Δ	6
		Goldman Sachs Mortgage Securities Corp. II
	110	1.04%, 03/06/2020 ■ Δ	69
		Heller Financial Commercial Mortgage Asset
	517	7.75%, 01/17/2034	521
		Interstar Millennium Trust
	283	1.60%, 07/07/2034 Δ	257
		Medallion Trust
	174	1.30%, 02/27/2039 Δ	156
	79	1.38%, 05/25/2035 Δ	63
	86	1.42%, 12/21/2033 Δ	72
		Morgan Stanley Capital I
	375	5.23%, 09/15/2042	298
		National RMBS Trust
	222	1.40%, 03/20/2034 Δ	191
		New Century Home Equity Loan Trust
	8	0.81%, 03/25/2035 Δ	3
		Nissan Automotive Receivables Owner Trust
	$370	5.03%, 05/16/2011	376
		Nomura Asset Securities Corp.
	10	6.59%, 03/15/2030	10
		Prudential Commercial Mortgage Trust
	570	4.49%, 02/11/2036	502
		Wachovia Bank Commercial Mortgage Trust
	487	0.69%, 07/15/2042 Δ	432
		Westpac Securitisation Trust
	171	1.30%, 03/23/2036 Δ	144

		Total asset & commercial mortgage backed securities (Cost $6,898)	$6,247

CORPORATE BONDS: INVESTMENT GRADE – 23.9%
		Basic Materials – 0.4%
		Bayer AG
EUR	550	2.09%, 05/25/2009 Δ	$730

		Consumer Cyclical – 0.4%
		DaimlerChrysler NA Holdings Corp.
	$485	4.88%, 06/15/2010	$471
		Home Depot, Inc.
	310	1.45%, 12/16/2009 Δ	304
		McDonald’s Corp.
	85	5.70%, 02/01/2039	82

			857

		Consumer Staples – 1.2%
		Altria Group, Inc.
	200	10.20%, 02/06/2039	204
		Anheuser-Busch Cos., Inc.
	170	5.50%, 01/15/2018	155
		Cia Brasileira de Bebidas
	300	10.50%, 12/15/2011	338
		Diageo Capital plc
	430	5.20%, 01/30/2013	437
		Kellogg Co.
	430	4.25%, 03/06/2013	436
	325	5.13%, 12/03/2012	344
		Philip Morris International, Inc.
	270	5.65%, 05/16/2018	268
	195	6.38%, 05/16/2038	189

			2,371

		Energy – 1.2%
		Anadarko Petroleum Corp.
	510	1.72%, 09/15/2009 Δ	508
		ConocoPhillips Australia Funding Co.
	684	1.50%, 04/09/2009 Δ	684
		EnCana Corp.
	305	5.90%, 12/01/2017	288
		Gaz Capital S.A.
EUR	120	5.88%, 06/01/2015	118
		Halliburton Co.
	155	6.15%, 09/15/2019	158
	200	7.45%, 09/15/2039	200

31

Hartford Global Advisers HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Energy (continued)
		Hess Corp.
	$140	8.13%, 02/15/2019	$144
		Marathon Oil Corp.
	165	7.50%, 02/15/2019	166
		Petrobras International Finance Co.
	105	5.88%, 03/01/2018	98

			2,364

		Finance – 7.6%
		Ace INA Holdings, Inc.
	300	5.70%, 02/15/2017	272
		Allied World Assurance
	260	7.50%, 08/01/2016	165
		Aviva plc
	400	1.64%, 06/19/2017 Δ	181
		Bank of America Corp.
EUR	100	4.00%, 03/28/2018 Δ	69
		COX Communications, Inc.
	440	4.63%, 06/01/2013	400
	330	8.38%, 03/01/2039 ■	310
		Credit Suisse New York
	325	5.00%, 05/15/2013	314
		Eaton Vance Corp.
	125	6.50%, 10/02/2017	107
		ERAC USA Finance Co.
	425	1.42%, 04/30/2009 ■ Δ	420
		European Investment Bank
EUR	795	3.63%, 10/15/2011	1,096
AUD	790	7.00%, 01/24/2012	589
		General Electric Capital Corp.
	200	6.88%, 01/10/2039	163
		Goldman Sachs Group, Inc.
	300	6.15%, 04/01/2018	274
	155	7.50%, 02/15/2019	155
		HCP, Inc.
	290	6.70%, 01/30/2018	196
		Honda Canada Finance, Inc.
CAD	275	5.68%, 09/26/2012	213
		HSBC Holdings plc
	225	6.50%, 09/15/2037	184
		Institut Credito Oficial
AUD	850	5.50%, 03/08/2011	599
		International Lease Finance Corp.
	495	5.40%, 02/15/2012	278
		JP Morgan Chase Bank NA
	555	6.00%, 10/01/2017	520
		Kreditanstalt fuer Wiederaufbau
	1,470	3.25%, 02/15/2011	1,521
AUD	1,650	7.50%, 08/26/2011	1,232
		Merrill Lynch & Co., Inc.
EUR	175	4.63%, 09/14/2018	130
		Metlife Global Funding
GBP	250	5.25%, 01/09/2014	310
		Mizuho Financial Group, Inc.
	$525	5.79%, 04/15/2014 ■	495
		Morgan Stanley
	200	6.63%, 04/01/2018	191
		National Australia Bank Ltd.
EUR	220	4.50%, 06/23/2016 Δ	240
		National Rural Utilities Cooperative Finance Corp.
	375	5.50%, 07/01/2013	378
		New York Life Global Funding
EUR	535	3.75%, 10/19/2009	685
		Northern Trust Co.
GBP	350	5.38%, 03/11/2015	433
		Oesterreichische Kontrollbank AG
	470	2.88%, 03/15/2011	478
		Principal Life Income Funding
	160	1.40%, 11/15/2010 Δ	133
		Santander Central Hispano Issuances Ltd.
EUR	250	5.44%, 10/24/2017 Δ	262
		Societe Financement de l’Economie Francaise
	1,025	2.13%, 01/30/2012 ■	1,025
		Southern Capital Corp.
	85	5.70%, 06/30/2022 ■	79
		Standard Chartered Bank
	425	6.40%, 09/26/2017 ■	320
		Temasek Financial I Ltd.
	770	4.50%, 09/21/2015 ■	784

			15,201

		Foreign Governments – 9.8%
		Australian Government
AUD	235	6.00%, 02/15/2017	183
		Austria (Republic of)
EUR	200	4.65%, 01/15/2018	280
EUR	75	6.25%, 07/15/2027	119
		Belgium Kingdom
EUR	150	5.00%, 03/28/2035	212
		Buoni Poliennali Del Tes
EUR	615	6.00%, 05/01/2031	881
		Caisse D’Amort Dette Soc.
EUR	1,850	4.50%, 09/04/2013	2,610
		Canadian Government
CAD	240	3.75%, 06/01/2012	204
CAD	310	5.75%, 06/01/2033	329
		Denmark (Kingdom of)
DKK	1,125	4.00%, 11/15/2015	209
DKK	225	4.50%, 11/15/2039	43
		Finnish Government
EUR	75	4.38%, 07/04/2019	105
		Germany (Republic of)
EUR	10	3.75%, 07/04/2013	14
		Irish Government
EUR	100	4.40%, 06/18/2019	121
		Japanese Government
JPY	161,000	0.50%, 01/15/2011	1,630
JPY	464,150	0.70%, 12/20/2013	4,677
JPY	64,750	1.30%, 12/20/2018	654

32

Hartford Global Advisers HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Foreign Governments (continued)
		Japanese Government (continued)
JPY	338,150	1.80%, 06/20/2017	$3,598
JPY	151,450	2.10%, 12/20/2027	1,572
		Malaysian Government
MYR	250	5.73%, 07/30/2019	79
		Mexican Bonds
MXP	1,800	10.00%, 12/05/2024	149
		Netherlands Government
EUR	100	4.00%, 01/15/2037	131
		Norwegian Government
NOK	825	5.00%, 05/15/2015	134
		Poland Government
PLN	580	6.25%, 10/24/2015	169
		Singapore Government
SGD	1,545	3.63%, 07/01/2014	1,128
		South Africa (Republic of)
ZAR	1,225	8.25%, 09/15/2017	127
		Swedish Government
SEK	2,545	4.50%, 08/12/2015	345

			19,703

		Health Care — 0.6%
		Amgen, Inc.
	$90	5.70%, 02/01/2019	$92
		CVS Caremark Corp.
	375	1.56%, 06/01/2010 Δ	361
	190	5.75%, 06/01/2017	185
		Pfizer, Inc.
	150	6.20%, 03/15/2019	160
		Schering-Plough Corp.
EUR	300	5.38%, 10/01/2014	398

			1,196

		Services — 0.4%
		Comcast Corp.
	800	1.46%, 07/14/2009 Δ	796

		Technology — 1.9%
		Cingular Wireless Services, Inc.
	475	7.88%, 03/01/2011	508
		Deutsche Telekom International Finance B.V.
	125	8.75%, 06/15/2030	134
		Koninklijke KPN N.V.
EUR	65	6.25%, 02/04/2014	90
		OTE plc
EUR	215	5.38%, 02/14/2011	286
		Siemens Finance
	1,330	1.29%, 08/14/2009 ■ Δ	1,324
		Time Warner Cable, Inc.
	290	5.85%, 05/01/2017	260
	125	7.50%, 04/01/2014	127
		Verizon Communications, Inc.
	240	4.35%, 02/15/2013	238
		Verizon New England, Inc.
	375	6.50%, 09/15/2011	389
		Verizon Wireless
	$395	5.55%, 02/01/2014 ■	395

			3,751

		Utilities — 0.4%
		CenterPoint Energy Resources Corp.
	205	6.00%, 05/15/2018	173
		Electricite de France
	225	6.50%, 01/26/2019 ■	232
	100	6.95%, 01/26/2039 ■	99
		NSTAR
	300	8.00%, 02/15/2010	312

			816

		Total corporate bonds: investment
		grade (Cost $50,863)	$47,785

U.S. GOVERNMENT AGENCIES — 8.4%
		Federal Home Loan Mortgage Corporation — 3.2%
		Mortgage Backed Securities:
	$1,400	4.50%, 2039 *	$1,429
	262	4.80%, 2029 Δ ‡	267
	548	5.50%, 2019 — 2039 ‡ *	570
	2,505	6.00%, 2038 *	2,618

			4,884

		Remic — Pac’s:
	1,586	0.91%, 2036 Δ	1,539

			6,423

		Federal National Mortgage Association — 4.8%
		Mortgage Backed Securities:
	934	4.78%, 2014 Δ □	975
	1,485	4.97%, 2013 Δ □	1,566
	2,229	5.00%, 2019 — 2038 ‡	2,309
	3,163	5.50%, 2034 — 2036 ‡	3,288
	678	6.50%, 2013 — 2036 ‡	714
	6	7.00%, 2029	7

			8,859

		Notes:
	525	2.75%, 2014	533

		Remic — Pac’s:
	342	0.92%, 2036 Δ	331

			9,723

		Government National Mortgage Association — 0.4%
		Mortgage Backed Securities:
	321	6.00%, 2028 — 2035 ‡	336
	37	6.50%, 2028 ‡	40
	35	8.00%, 2029 — 2030 ‡	39

			415

		Remic — Pac’s:
	319	7.50%, 2035	350
			765

		Total U.S. government agencies (Cost $16,366)	$16,911

Hartford Global Advisers HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
U.S. GOVERNMENT SECURITIES — 2.0%
	U.S. Treasury Securities — 2.0%
	U.S. Treasury Bonds:
$310	4.50%, 2038		$362

	U.S. Treasury Notes:
2,000	0.88%, 2010		2,004
475	2.50%, 2016 ◄		531
50	3.13%, 2013		53
95	3.75%, 2018		104
865	3.88%, 2018		954

			3,646

	Total U.S. government securities (Cost $4,001)		$4,008

	Total long-term investments (Cost $218,712)		$195,591

SHORT-TERM INVESTMENTS — 4.5%
	Repurchase Agreements — 4.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $2,018, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $2,058)
$2,018	0.24% dated 03/31/2009		$2,018

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $4,760, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $4,855)

4,760	0.20% dated 03/31/2009		4,760

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,293, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $1,319)

1,293	0.25% dated 03/31/2009		1,293
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $7, collateralized by U.S. Treasury Note 4.50%, 2012, value of $7)
7	0.13% dated 03/31/2009		7
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $ 879, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $897)
879	0.27% dated 03/31/2009		879

	Total short-term investments (Cost $8,957)		$8,957

	Total investments (Cost $227,669) ▲	102.2%	$204,548
	Other assets and liabilities	(2.2)%	(4,448)

	Total net assets	100.0%	$200,100

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 42.21% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $230,360 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,250
Unrealized Depreciation	(30,062)
Net Unrealized Depreciation	$(25,812)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

●	Currently non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2009, was $5,630, which represents 2.81% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2009.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

*	The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2009 was $4,298.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

MXP — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

PLN — Polish New Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

ZAR — South African Rand

Hartford Global Advisers HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)
☐	Security pledged as initial margin deposit for open futures contracts at March 31, 2009.

Futures Contracts Outstanding at March 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
90 Day Euro	12	Short	Jun 2009	$(9)
AUST 3 Year Bond	37	Short	Jun 2009	13
AUST 10 Year Bond	4	Long	Jun 2009	(3)
Canadian 10 Year Bond	7	Long	Jun 2009	9
DJ Euro STOXX 50	81	Short	Jun 2009	—
Euro BOBL	26	Long	Jun 2009	2
Euro Bond	32	Long	Jun 2009	34
Euro BUXL 30 Year Bond	8	Long	Jun 2009	10
Euro-Schatz	18	Long	Jun 2009	(1)
FTSE 100 IDX	31	Short	Jun 2009	(23)
Long Gilt	12	Long	Jun 2009	(6)
S&P 500 Mini	86	Short	Jun 2009	(31)
S&P/TSE 60 Index	9	Short	Jun 2009	(32)
Topix Index	22	Short	Jun 2009	(69)
U.S. 2 Year Note	37	Long	Jun 2009	51
U.S. 5 Year Note	100	Short	Jun 2009	(167)
U.S. 10 Year Note	28	Short	Jun 2009	4
U.S. Long Bond	5	Long	Jun 2009	11

				$(207)

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at March 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$726	$699	06/17/09	$27
Australian Dollar (Buy)	138	139	06/17/09	(1)
Australian Dollar (Sell)	3,561	3,240	06/17/09	(321)
British Pound (Buy)	630	612	06/17/09	18
British Pound (Buy)	72	74	06/17/09	(2)
British Pound (Sell)	72	73	06/17/09	1
British Pound (Sell)	1,279	1,271	06/17/09	(8)
British Pound (Sell)	923	931	06/19/09	8
British Pound (Sell)	748	729	06/19/09	(19)
Canadian Dollar (Buy)	463	458	06/17/09	5
Canadian Dollar (Buy)	286	293	06/17/09	(7)
Canadian Dollar (Sell)	291	295	06/17/09	4
Canadian Dollar (Sell)	1,259	1,238	06/17/09	(21)
Canadian Dollar (Sell)	326	334	06/18/09	8
Canadian Dollar (Sell)	385	378	06/18/09	(7)
Chilean Peso (Sell)	10	10	04/23/09	—
Chinese Renminbi (Buy)	1,257	1,240	09/02/09	17
Chinese Renminbi (Buy)	860	868	09/02/09	(8)
Chinese Renminbi (Sell)	2,117	2,061	09/02/09	(56)
Chinese Renminbi (Buy)	210	209	02/22/10	1
Chinese Renminbi (Sell)	210	203	02/22/10	(7)
Czech Koruna (Buy)	55	54	06/17/09	1
Czech Koruna (Buy)	143	148	06/17/09	(5)
Czech Koruna (Sell)	170	164	06/17/09	(6)
Danish Krone (Buy)	230	224	06/17/09	6
Danish Krone (Buy)	45	46	06/17/09	(1)
Danish Krone (Sell)	101	103	06/17/09	2
Danish Krone (Sell)	282	271	06/17/09	(11)
Danish Krone (Sell)	1,331	1,259	03/05/10	(72)
Euro (Buy)	199	199	04/01/09	—
Euro (Sell)	299	298	04/01/09	(1)
Euro (Buy)	4,194	4,077	06/17/09	117
Euro (Buy)	984	1,005	06/17/09	(21)
Euro (Sell)	720	735	06/17/09	15
Euro (Sell)	12,940	12,348	06/17/09	(592)
Euro (Sell)	1,075	1,097	06/19/09	22
Euro (Sell)	1,018	989	06/19/09	(29)
Euro (Buy)	420	405	09/02/09	15
Euro (Buy)	250	273	09/02/09	(23)
Euro (Sell)	505	544	09/02/09	39
Hungarian Forint (Buy)	202	199	06/17/09	3
Hungarian Forint (Sell)	70	73	06/17/09	3
Hungarian Forint (Sell)	60	58	06/17/09	(2)
Indian Rupee (Buy)	302	298	04/23/09	4
Indian Rupee (Sell)	124	124	04/23/09	—
Israeli New Shekel (Buy)	9	9	06/17/09	—
Japanese Yen (Sell)	846	862	06/11/09	16
Japanese Yen (Sell)	776	776	06/11/09	—
Japanese Yen (Buy)	2,379	2,393	06/17/09	(14)
Japanese Yen (Sell)	14,150	14,305	06/17/09	155
Japanese Yen (Sell)	77	77	06/17/09	—
Malaysian Ringgit (Sell)	81	81	06/17/09	—
Mexican New Peso (Buy)	15	14	06/17/09	1
Mexican New Peso (Sell)	152	140	06/17/09	(12)
New Zealand Dollar (Buy)	400	380	06/17/09	20
New Zealand Dollar (Sell)	490	441	06/17/09	(49)
Norwegian Krone (Buy)	765	743	06/17/09	22
Norwegian Krone (Buy)	105	$107	06/17/09	(2)
Norwegian Krone (Sell)	561	585	06/17/09	24
Norwegian Krone (Sell)	138	137	06/17/09	(1)
Polish Zloty (Buy)	256	244	06/17/09	12
Polish Zloty (Buy)	145	147	06/17/09	(2)
Polish Zloty (Sell)	215	222	06/17/09	7
Polish Zloty (Sell)	306	295	06/17/09	(11)
Republic of Korea Won (Buy)	39	38	06/17/09	1
Republic of Korea Won (Sell)	55	50	06/17/09	(5)
Saudi Arabian Riyal (Buy)	196	198	06/04/09	(2)
Saudi Arabian Riyal (Sell)	196	195	06/04/09	(1)
Singapore Dollar (Buy)	384	379	06/17/09	5
Singapore Dollar (Buy)	530	534	06/17/09	(4)
Singapore Dollar (Sell)	46	46	06/17/09	—
Singapore Dollar (Sell)	2,184	2,170	06/17/09	(14)
South African Rand (Buy)	295	287	06/17/09	8
South African Rand (Buy)	36	36	06/17/09	—
South African Rand (Sell)	464	434	06/17/09	(30)
Swedish Krona (Buy)	691	638	06/17/09	53
Swedish Krona (Buy)	371	378	06/17/09	(7)
Swedish Krona (Sell)	992	1,009	06/17/09	17
Swedish Krona (Sell)	461	430	06/17/09	(31)
Swiss Franc (Buy)	206	203	06/17/09	3
Swiss Franc (Buy)	184	186	06/17/09	(2)
Swiss Franc (Sell)	179	181	06/17/09	2
Swiss Franc (Sell)	872	855	06/17/09	(17)
Taiwanese Dollar (Sell)	24	24	04/23/09	—
Taiwanese Dollar (Buy)	411	398	06/17/09	13
Taiwanese Dollar (Sell)	308	313	06/17/09	5
Taiwanese Dollar (Sell)	103	103	06/17/09	—
United Arab Emirates
Dirham (Buy)	196	199	06/04/09	(3)
United Arab Emirates
Dirham (Sell)	196	194	06/04/09	(2)

				$(749)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Global Advisers HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)
Diversification by Country
as of March 31, 2009

Percentage of
Country	Net Assets
Australia	2.0%
Austria	0.4
Belgium	0.1
Brazil	0.2
Canada	3.4
China	0.5
Denmark	1.1
Finland	0.1
France	3.9
Germany	4.0
Hong Kong	0.4
Ireland	0.1
Israel	1.3
Italy	0.4
Japan	8.7
Luxembourg	0.8
Mexico	0.1
Netherlands	1.7
Norway	0.7
Poland	0.1
Singapore	1.0
South Africa	0.1
Spain	1.9
Sweden	0.2
Switzerland	3.3
Taiwan	0.6
United Kingdom	5.1
United States	55.5
Short-Term Investments	4.5
Other Assets and Liabilities	(2.2)

Total	100.0%

Hartford Global Equity HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.7%
	Automobiles & Components — 1.5%
23	Ford Motor Co. ●	$62
25	Honda Motor Co., Ltd.	603
2	Johnson Controls, Inc.	25
5	Michelin (C.G.D.E.) Class B	200
5	Peugeot S.A.	97

		987

	Banks — 7.6%
42	Banco do Estado do Rio Grande do Sul S.A.	129
132	Bangkok Bank plc	280
18	Bank of Nova Scotia	435
1	BNP Paribas	57
66	Citizens Republic Bancorp, Inc.	103
52	DBS Group Holdings Ltd.	287
111	DNB Nor ASA	499
—	First Citizens Bancshares Class A	16
23	First National Financial, Inc.	171
2	Gronlandsbanken	103
3	HDFC Bank Ltd. ADR	158
18	HSBC Holding plc	102
8	HSBC Holdings plc — Rights	12
37	Intesa Sanpaolo	103
36	Itau Unibanco Banco Multiplo S.A. ADR	392
22	Mitsubishi UFJ Financial Group, Inc.	108
233	Nordea Bank AB — Rights	28
21	Nordea Bank AB	105
15	Oversea-Chinese Banking Corp., Ltd.	48
6	PNC Financial Services Group, Inc.	175
43	Popular, Inc.	94
3	Societe Generale Class A	136
19	Sparebanken Midt-Norge	67
38	Standard Chartered plc	477
13	Sydbank A/S	160
2	Toronto-Dominion Bank	69
14	Toronto-Dominion Bank ADR	478
46	Washington Mutual, Inc. Private Placement † ⌂	2
10	Webster Financial Corp.	44
10	Wells Fargo & Co.	135

		4,973

	Basic Materials — 0.1%
—	Rio Tinto plc ADR	61

	Capital Goods — 5.5%
1	Alstom RGPT	40
2	AMETEK, Inc.	51
22	BAE Systems plc	106
1	Carlisle Cos., Inc.	16
5	Caterpillar, Inc.	142
4	Danaher Corp.	239
1	Deere & Co.	42
—	Flowserve Corp.	21
58	General Electric Co.	582
40	Hino Motors Ltd.	88
3	Hochtief AG	128
7	Honeywell International, Inc.	205
5	Illinois Tool Works, Inc.	165
1	Ingersoll-Rand Co. Class A	13
6	Lockheed Martin Corp.	401
3	Parker-Hannifin Corp.	104
5	Pentair, Inc.	111
1	Precision Castparts Corp.	89
2	Raytheon Co.	95
4	Rockwell Automation, Inc.	82
14	Rolls-Royce Group plc	61
5	Siemens AG	310
—	SPX Corp.	8
4	Teledyne Technologies, Inc. ●	115
6	United Technologies Corp.	271
2	Vinci S.A.	74
10	Volvo Ab Class B	53

		3,612

	Commercial & Professional Services — 0.0%
1	Manpower, Inc.	18

	Consumer Durables & Apparel — 0.3%
58	Anta Sports Products Ltd.	38
279	China Dongxiang Group Co.	103
3	CIE Financiere Richemont S.A.	40
15	Peace Mark Holdings Ltd. † ⌂	—
37	Ports Design Ltd.	43

		224

	Consumer Services — 0.8%
1	Apollo Group, Inc. Class A ●	47
—	ITT Educational Services, Inc. ●	22
703	NagaCorp Ltd.	64
2	Orascom Development Holding AG ●	48
5	Royal Caribbean Cruises Ltd.	43
46	Shangri-La Asia Ltd.	52
32	Thomas Cook Group plc	109
3	WMS Industries, Inc. ●	67
2	Wynn Resorts Ltd. ●	46

		498

	Diversified Financials — 4.5%
11	African Bank Investments Ltd.	29
15	Ameriprise Financial, Inc.	309
12	Bank of America Corp.	80
26	BM & F Bovespa S.A.	79
1	Capital One Financial Corp.	11
8	Deutsche Boerse AG	502
37	Discover Financial Services, Inc.	234
6	Goldman Sachs Group, Inc.	651
1	Groupe Bruxelles Lambert S.A.	51
5	Invesco Ltd.	75
15	Julius Baer Holding Ltd.	361
1	Moody’s Corp.	17
6	MSCI, Inc. ●	106
17	Nasdaq OMX Group, Inc. ●	325
10	UBS AG ●	93

		2,923

	Energy — 10.9%
4	Baker Hughes, Inc.	114
35	BG Group plc	534
4	BP plc ADR	165
3	Cabot Oil & Gas Corp.	65
15	Canadian Natural Resources Ltd. ADR	596

Hartford Global Equity HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
4	Canadian Oil SandsTrust	$75
3	Chesapeake Energy Corp.	50
3	Chevron Corp.	192
93	China Shenhua Energy Co., Ltd.	210
3	ConocoPhillips Holding Co.	99
2	Consol Energy, Inc.	57
7	Devon Energy Corp.	331
9	Enbridge Energy Management ●	275
3	EnCana Corp. ADR	123
2	Eni S.p.A. ADR	93
7	EOG Resources, Inc.	387
5	Exxon Mobil Corp.	353
6	Halliburton Co.	99
1	Hess Corp.	75
2	Husky Energy, Inc.	46
53	Lundin Petroleum Ab ●	288
9	Marathon Oil Corp.	224
6	Noble Energy, Inc.	347
29	OAO Gazprom Class S ADR	436
3	Occidental Petroleum Corp.	193
13	OMV AG	425
2	Peabody Energy Corp.	45
2	Petro-Canada	60
5	Petroleo Brasileiro S.A. ADR	138
1	Reliance Industries GDR ■	61
3	Royal Dutch Shell plc ADR	116
4	Schlumberger Ltd.	159
5	Suncor Energy, Inc. ADR	111
3	Talisman Energy, Inc.	33
4	Total S.A. ADR	201
1	Transocean, Inc. ●	48
1	Ultra Petroleum Corp. ●	22
3	Valero Energy Corp.	47
10	Weatherford International Ltd. ●	107
5	Williams Cos., Inc.	52
2	Woodside Petroleum Ltd.	61
1	XTO Energy, Inc.	27

		7,140

	Food & Staples Retailing — 0.9%
24	Tesco plc	114
2	Walgreen Co.	51
9	Wal-Mart Stores, Inc.	454

		619

	Food, Beverage & Tobacco — 7.1%
12	Altria Group, Inc.	199
29	British American Tobacco plc	669
4	Carlsberg A/S Class B	149
24	China Mengniu Dairy Co.	33
6	Coca-Cola Enterprises, Inc.	84
1	General Mills, Inc.	62
2	Groupe Danone	84
1	Hain Celestial Group, Inc. ●	21
2	Hormel Foods Corp.	53
24	Imperial Tobacco Group plc	529
10	Kellogg Co.	376
1	Lorillard, Inc.	31
66	Marine Harvest ●	21
1	Molson Coors Brewing Co.	41
2	National Beverage Co. ●	21
31	Nestle S.A.	1,044
12	Pepsi Bottling Group, Inc.	269
12	Philip Morris International, Inc.	439
111	Premier Foods plc	54
2	Ralcorp Holdings, Inc. ●	125
5	Smithfield Foods, Inc. ●	44
9	Swedish Match Ab	134
6	Tyson Foods, Inc. Class A	53
7	Unilever N.V. CVA	132

		4,667

	Health Care Equipment & Services — 3.9%
3	Aetna, Inc.	68
2	Amerisource Bergen Corp.	58
3	Baxter International, Inc.	167
1	Beckman Coulter, Inc.	26
2	Cardinal Health, Inc.	61
2	Community Health Systems, Inc. ●	31
5	Coventry Health Care, Inc. ●	63
9	Covidien Ltd.	294
2	Eclipsys Corp. ●	20
8	Health Management Associates, Inc. Class A ●	20
7	Hospira, Inc. ●	201
2	Humana, Inc. ●	64
4	McKesson Corp.	144
16	Medtronic, Inc.	469
8	SSL International plc	53
4	St. Jude Medical, Inc. ●	152
1	Synthes, Inc.	90
27	UnitedHealth Group, Inc.	566

		2,547

	Household & Personal Products — 0.1%
1	Herbalife Ltd.	17
1	Reckitt Benckiser Group plc	46

		63

	Insurance — 3.1%
14	ACE Ltd.	582
2	Admiral Group plc	23
5	Everest Re Group Ltd.	338
12	Hilltop Holdings, Inc. ●	138
6	Marsh & McLennan Cos., Inc.	125
7	Paris RE Holdings Ltd.	117
19	Principal Financial Group, Inc.	153
4	Prudential Financial, Inc.	82
6	Travelers Cos., Inc.	244
8	Unum Group	101
1	Zurich Financial Services AG	133

		2,036

	Materials — 8.2%
2	Agnico Eagle Mines Ltd.	85
1	Agrium, Inc.	32
2	Air Products and Chemicals, Inc.	101
3	Albemarle Corp.	72
1	Ball Corp.	54
3	Barrick Gold Corp.	92
3	BASF SE	95
4	BHP Billiton Ltd. ADR	178
14	BHP Billiton plc	272

Hartford Global Equity HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Materials (continued)
9	Celanese Corp.	$125
5	Cliff’s Natural Resources, Inc.	93
54	Companhia Vale do Rio Doce ADR	722
5	CRH plc	108
1	CRH plc FPR ●	23
7	FMC Corp.	287
1	Freeport-McMoRan Copper & Gold, Inc.	29
461	Huabao International Holdings Ltd.	379
3	Monsanto Co.	285
7	Mosaic Co.	299
2	Newmont Mining Corp.	88
3	Potash Corp. of Saskatchewan, Inc.	203
3	Potash Corp. of Saskatchewan, Inc. ADR	213
3	Praxair, Inc.	197
24	Rexam plc	91
28	Rhodia S.A.	102
6	Rio Tinto Ltd.	244
10	Rio Tinto plc	320
5	Shin-Etsu Chemical Co., Ltd.	253
—	Syngenta AG	80
8	Umicore	153
13	Vedanta Resources plc	121

		5,396

	Media — 1.9%
1	Arbitron, Inc.	11
6	Comcast Corp. Class A	85
2	Comcast Corp. Special Class A	20
2	DirecTV Group, Inc. ●	37
1	Discovery Communications, Inc. ●	15
2	DreamWorks Animation SKG, Inc. ●	43
1	Elsevier N.V.	16
2	Focus Media Holding Ltd. ADR ●	11
10	Informa Group plc	38
—	Marvel Entertainment, Inc. ●	7
9	McGraw-Hill Cos., Inc.	208
1	News Corp. Class A	8
1	Omnicom Group, Inc.	14
28	Reed Elsevier Capital, Inc.	198
—	Scripps Networks Interactive Class A	8
14	SES Global S.A.	270
1	Time Warner Cable, Inc.	19
3	Time Warner, Inc.	60
1	Viacom, Inc. Class B ●	12
3	Vivendi S.A.	80
4	Walt Disney Co.	68

		1,228

	Pharmaceuticals, Biotechnology & Life Sciences — 10.8%
2	Abbott Laboratories	92
5	Amgen, Inc. ●	242
6	Amylin Pharmaceuticals, Inc. ●	76
4	Astellas Pharma, Inc.	127
5	AstraZeneca plc	194
6	AstraZeneca plc ADR	197
2	Cephalon, Inc. ●	121
16	Daiichi Sankyo Co., Ltd.	264
17	Eisai Co., Ltd.	504
28	Elan Corp. plc ADR ●	184
13	Eli Lilly & Co.	428
7	Forest Laboratories, Inc. ●	154
2	Genzyme Corp. ●	111
4	Gilead Sciences, Inc. ●	192
2	H. Lundbeck A/S	32
2	Ipsen	65
1	Johnson & Johnson	74
4	Laboratorios Almiral S.A.	31
4	Medicines Co. ●	44
6	Merck & Co., Inc.	165
2	OSI Pharmaceuticals, Inc. ●	59
3	PAREXEL International Corp. ●	32
38	Pfizer, Inc.	516
4	Regeneron Pharmaceuticals, Inc. ●	54
2	Roche Holding AG	278
3	Sanofi-Aventis S.A.	189
7	Sanofi-Aventis S.A. ADR	193
40	Schering-Plough Corp.	937
10	Shionogi & Co., Ltd.	172
13	Teva Pharmaceutical Industries Ltd. ADR	599
6	UCB S.A.	164
3	Vertex Pharmaceuticals, Inc. ●	73
3	Watson Pharmaceuticals, Inc. ●	100
9	Wyeth	391

		7,054

	Real Estate — 1.5%
2	AMB Property Corp.	30
1	Annaly Capital Management, Inc.	10
—	Boston Properties, Inc.	7
46	Brasil Brokers Participacoes ●	22
2	Brookfield Asset Management, Inc.	23
38	China Overseas Land & Investment Ltd.	60
5	China Resources Land Ltd.	8
13	DB Reef Trust	7
1	Derwent London plc	7
1	Douglas Emmett, Inc.	10
1	Forest City Enterprises, Inc. Class A	3
4	Host Hotels & Resorts, Inc.	16
2	Kerry Properties Ltd.	4
6	Kimco Realty Corp.	43
22	Mitsubishi Estate Co., Ltd.	250
3	Mitsui Fudosan Co., Ltd.	27
—	NTT Urban Development Corp.	5
—	Public Storage	17
1	Regency Centers Corp.	19
1	RioCan Real Estate Investment Trust	6
1	Simon Property Group, Inc.	20
12	Sino-Ocean Land Holdings Ltd.	7
—	Spazio Investment N.V.	1
4	Sun Hung Kai Properties Ltd.	32
2	Unibail	267
2	Vornado Realty Trust	57
1	Westfield Group	7

		965

Hartford Global Equity HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Retailing — 4.8%
1	Advance Automotive Parts, Inc.	$60
2	Aeropostale, Inc. ●	56
9	American Eagle Outfitters, Inc.	110
2	AutoZone, Inc. ●	302
13	Best Buy Co., Inc.	501
22	Gap, Inc.	289
4	Hennes & Mauritz Ab	161
11	Home Depot, Inc.	263
6	Hot Topic, Inc. ●	63
32	Kingfisher plc	68
4	Kohl’s Corp. ●	176
1	Lotte Shopping Co. ●	95
48	Marks & Spencer Group plc	203
2	Next plc	30
3	Pinault-Printemps-Redoute S.A.	165
3	Ross Stores, Inc.	100
20	Staples, Inc.	365
2	Target Corp.	79
3	TJX Cos., Inc.	75

		3,161

	Semiconductors & Semiconductor Equipment — 2.0%
3	Atheros Communications, Inc. ●	41
31	Intel Corp.	472
5	Lam Research Corp. ●	125
2	Linear Technology Corp.	48
8	Maxim Integrated Products, Inc.	108
19	ON Semiconductor Corp. ●	72
—	Samsung Electronics Co., Ltd.	175
41	Taiwan Semiconductor Manufacturing Co., Ltd.	61
13	Texas Instruments, Inc.	220

		1,322

	Software & Services — 5.1%
11	Accenture Ltd. Class A	305
5	Adobe Systems, Inc. ●	98
2	Alliance Data Systems Corp. ●	78
7	Automatic Data Processing, Inc.	249
4	BMC Software, Inc. ●	142
4	DST Systems, Inc. ●	137
15	Electronic Arts, Inc. ●	266
3	Equinix, Inc. ●	171
—	Google, Inc. ●	171
29	Microsoft Corp.	539
—	Nintendo Co., Ltd.	18
2	Omniture, Inc. ●	24
24	Oracle Corp. ●	437
4	Red Hat, Inc. ●	75
5	Visa, Inc.	258
33	Western Union Co.	409

		3,377

	Technology Hardware & Equipment — 4.4%
5	Apple, Inc. ●	476
4	Canon, Inc.	114
3	Cisco Systems, Inc. ●	47
24	Corning, Inc.	316
11	Dell, Inc. ●	104
14	Hewlett-Packard Co.	449
1	High Technology Computer Corp.	18
73	Hon Hai Precision Industry Co., Ltd.	165
16	Hon Hai Precision Industry Co., Ltd. GDR ◘	70
1	International Business Machines Corp.	75
16	Qualcomm, Inc.	610
3	Research In Motion Ltd. ●	124
15	Seagate Technology	88
3	Telefonaktiebolaget LM Ericsson ADR	27
8	Western Digital Corp. ●	160
2	Yaskawa Electric Corp.	10

		2,853

	Telecommunication Services — 4.4%
2	American Tower Corp. Class A ●	69
6	Brasil Telecom S.A. ADR	94
2	Cellcom Israel Ltd.	36
2	CenturyTel, Inc.	44
1	China Mobile Ltd.	12
10	Deutsche Telekom AG	123
7	France Telecom S.A.	159
5	Koninklijke (Royal) KPN N.V.	65
5	Millicom International Cellular S.A.	197
12	Mobile Telesystems OJSC ADR	362
21	MTN Group Ltd.	229
6	NII Holdings, Inc. Class B ●	96
3	P.T. Telekomunikasi Indonesia ADR	85
6	Partner Communications Co., Ltd. ADR	86
13	Qwest Communications International, Inc.	44
4	Tele Norte Leste Participacoes S.A. ADR	50
344	Telecom Italia S.p.A.	350
6	Telefonica S.A.	127
5	Telefonica S.A. ADR	295
21	Turkcell Iletisim Hizmetleri AS ADR	256
7	TW Telecom, Inc. ●	58
3	Vimpel-Communications ADR	20

		2,857

	Transportation — 3.3%
8	Abertis Infraestructuras S.A.	132
5	C.H. Robinson Worldwide, Inc.	228
13	China Merchants Holdings International Co., Ltd.	29
37	Covenant Transport ●	73
9	Delta Air Lines, Inc. ●	50
—	East Japan Railway Co.	5
5	easyJet plc ●	21
3	Expeditors International of Washington, Inc.	93
3	FedEx Corp.	144
5	Forward Air Corp.	80
11	Hub Group, Inc. ●	182
1	Iino Kaiun Kaisha Ltd.	5
11	J.B. Hunt Transport Services, Inc.	272
1	Japan Airport Terminal	13
17	JetBlue Airways Corp. ●	62
4	Kuehne & Nagel International AG	226
55	Neptune Orient Lines Ltd.	43
20	Orient Overseas International Ltd.	50
70	PLUS Expressways Berhad	56

Hartford Global Equity HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Transportation (continued)
3	Ryanair Holdings plc ADR ●	$65
6	Saia, Inc. ●	66
1	Sumitomo Warehouse	4
2	United Parcel Service, Inc. Class B	103
12	US Airways Group, Inc. ●	30
31	YRC Worldwide, Inc. ●	140

		2,172

	Utilities — 5.0%
2	American Electric Power Co., Inc.	52
2	CenterPoint Energy, Inc.	17
1	CMS Energy Corp.	16
5	Companhia Energetica de Minas Gerais ADR	81
1	DPL, Inc.	30
17	E.On AG	480
1	Electricite de France	31
307	Energy Development Corp. ●	25
21	Eni S.p.A.	412
2	EQT Corp.	71
11	Exelon Corp.	520
6	FirstEnergy Corp.	212
2	Fortum Corp.	39
1	FPL Group, Inc.	29
6	Gaz de France	206
8	International Power plc	25
5	N.V. Energy, Inc.	43
27	National Grid plc	205
7	Northeast Utilities	154
3	PG&E Corp.	129
1	PPL Corp.	39
2	Questar Corp.	53
2	Red Electrica Corporacion S.A.	63
1	Southern Co.	43
35	Tokyo Gas Co., Ltd.	123
3	UniSource Energy Corp.	77
1	Wisconsin Energy Corp.	34
4	Xcel Energy, Inc.	79
40	YTL Power International Berhad	21

		3,309

	Total common stock (Cost $86,195)	$64,062

WARRANTS — 0.2%
	Banks — 0.0%
6	Washington Mutual, Inc. Private Placement † ⌂ ●	$—

	Energy — 0.1%
2	Deutsche — CW17 Oil & Natural Gas Corp. ⌂ ●	27
—	Reliance Industries ● ⌂	1

		28

	Telecommunication Services — 0.1%
6	Citigroup Global Certificate — Bharti Televentures ⌂	76
1	JP Morgan International Derivative — Bharti Airtel Ltd. ⌂	14

		90

	Total warrants (Cost $128)	$118

PREFERRED STOCK — 0.3%
	Banks — 0.2%
12	Banco Itau Holding	$134

	Telecommunication Services — 0.1%
4	Telemar Norte Leste S.A.	88

	Total preferred stock (Cost $326)	$222

Principal
Amount
CORPORATE BONDS: INVESTMENT GRADE — 0.1%
	Finance — 0.1%
	Boston Properties
$3	2.88%, 02/15/2037 ۞	$2
	ERP Operating L.P.
5	5.75%, 06/15/2017	4
	Kimco Realty Corp.
13	5.70%, 05/01/2017	8
	Simon Property Group L.P.
4	5.10%, 06/15/2015	3
3	5.88%, 03/01/2017	2
5	6.13%, 05/30/2018	4
	Vornado Realty Trust
10	2.85%, 04/01/2027 ۞	8

	Total corporate bonds: investment grade (Cost $31)	$31

CORPORATE BONDS: NON-INVESTMENT GRADE — 0.0%
	Finance — 0.0%
	Forest City Enterprises, Inc.
$6	3.63%, 10/15/2011 ۞	$4

	Total corporate bonds: non-investment grade (Cost $3)	$4

	Total long-term investments (Cost $86,683)	$64,437

SHORT-TERM INVESTMENTS — 2.5%
	Repurchase Agreements — 2.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $367, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $374)
$367	0.24% dated 03/31/2009	$367

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $865, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $882)

865	0.20% dated 03/31/2009	865

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $235, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $240)

235	0.25% dated 03/31/2009	235

Hartford Global Equity HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1, collateralized by U.S. Treasury Note 4.50%, 2012, value of $1)
$1	0.13% dated 03/31/2009		$1
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $160, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $163)
160	0.27% dated 03/31/2009		160

	Total short-term investments (Cost $1,628)		$1,628

	Total investments (Cost $88,311) ▲	100.8%	$66,065
	Other assets and liabilities	(0.8)%	(523)

	Total net assets	100.0%	$65,542

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 45.30% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $91,415 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,795
Unrealized Depreciation	(27,145)

Net Unrealized Depreciation	$(25,350)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at March 31, 2009, was $2, which represents 0.00% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2009, was $61, which represents 0.09% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2009, the market value of these securities amounted to $70 or 0.11% of net assets.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
09/2005 - 09/2008	6	Citigroup Global Certificate — Bharti Televentures - 144A	$72
07/2008 - 08/2008	2	Deutsche — CW17 Oil & Natural Gas Corp. - 144A	42
03/2009	1	JP Morgan International Derivative - Bharti Airtel Ltd. - 144A	12
01/2008 - 07/2008	15	Peace Mark Holdings Ltd.	16
06/2008	—	Reliance Industries - 144A	2
04/2008	46	Washington Mutual, Inc. Private Placement	400
04/2008	6	Washington Mutual, Inc. Private Placement Warrants	—
The aggregate value of these securities at March 31, 2009 was $120, which represents 0.18% of total net assets.
Forward Foreign Currency Contracts Outstanding at March 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$—	$—	04/01/09	$—
Australian Dollar (Sell)	41	41	04/03/09	—
British Pound (Sell)	51	51	04/01/09	—
British Pound (Buy)	16	16	04/03/09	—
British Pound (Sell)	25	25	04/03/09	—
British Pound (Buy)	3	3	04/07/09	—
British Pound (Sell)	6	6	04/07/09	—
Canadian Dollar (Sell)	11	11	04/03/09	—
Danish Krone (Buy)	68	68	04/03/09	—
Euro (Sell)	53	53	04/01/09	—
Euro (Sell)	20	20	04/01/09	—
Euro (Buy)	104	103	04/02/09	1
Euro (Sell)	29	29	04/02/09	—
Euro (Buy)	84	84	04/03/09	—
Euro (Sell)	36	36	04/03/09	—
Euro (Sell)	15	15	04/07/09	—
Hong Kong Dollar (Buy)	42	42	04/02/09	—
Hong Kong Dollar (Sell)	9	9	04/02/09	—
Japanese Yen (Sell)	8	8	04/03/09	—
Japanese Yen (Buy)	27	30	04/07/09	(3)
Norwegian Krone (Buy)	21	21	04/03/09	—
South African Rand (Buy)	11	11	04/06/09	—
Swiss Franc (Buy)	125	123	04/02/09	2
Swiss Franc (Buy)	150	150	04/03/09	—
Swiss Franc (Sell)	2	2	04/03/09	—

				$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Global Equity HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)
Diversification by Country
as of March 31, 2009

Percentage of
Country	Net Assets
Australia	0.8%
Austria	0.6
Belgium	0.5
Bermuda	0.1
Brazil	2.2
Canada	4.7
China	0.4
Denmark	0.6
Finland	0.1
France	3.6
Germany	2.6
Hong Kong	1.2
India	0.5
Indonesia	0.1
Ireland	0.6
Israel	1.1
Italy	1.4
Japan	4.2
Korea (republic of)	0.1
Luxembourg	0.7
Malaysia	0.1
Netherlands	0.3
Norway	0.9
Russia	1.3
Singapore	0.6
South Africa	0.4
South Korea	0.3
Spain	1.0
Sweden	1.1
Switzerland	3.9
Taiwan	0.5
Thailand	0.4
Turkey	0.4
United Kingdom	7.8
United States	53.2
Short-Term Investments	2.5
Other Assets and Liabilities	(0.8)

Total	100.0%

Hartford Global Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.5%
	Banks — 1.6%
239	Itau Unibanco Banco Multiplo S.A. ADR	$2,602
393	Standard Chartered plc	4,875

		7,477

	Capital Goods — 9.2%
86	Alstom RGPT	4,464
89	Danaher Corp.	4,815
142	Deere & Co.	4,671
174	Illinois Tool Works, Inc.	5,380
113	Lockheed Martin Corp.	7,779
100	Siemens AG	5,688
224	Sunpower Corp. ●	5,329
130	Vestas Wind Systems A/S ●	5,708

		43,834

	Consumer Services — 0.6%
332	Royal Caribbean Cruises Ltd.	2,662

	Diversified Financials — 3.5%
55	Goldman Sachs Group, Inc.	5,852
225	JP Morgan Chase & Co.	5,973
201	Julius Baer Holding Ltd.	4,935

		16,760

	Energy — 9.8%
361	BG Group plc	5,439
156	Canadian Natural Resources Ltd.	6,036
110	Hess Corp.	5,967
162	National Oilwell Varco, Inc. ●	4,660
180	Schlumberger Ltd.	7,316
463	Seadrill Ltd.	4,478
119	Total S.A.	5,883
57	Ultra Petroleum Corp. ●	2,035
153	XTO Energy, Inc.	4,691

		46,505

	Food & Staples Retailing — 1.3%
568	Koninklijke Ahold N.V.	6,223

	Food, Beverage & Tobacco — 5.2%
334	British American Tobacco plc	7,713
62	Carlsberg A/S Class B	2,552
95	Groupe Danone	4,608
290	Nestle S.A.	9,796

		24,669

	Health Care Equipment & Services — 5.0%
154	Fresenius Medical Care AG & Co.	5,987
39	Intuitive Surgical, Inc. ●	3,671
230	St. Jude Medical, Inc. ●	8,367
272	UnitedHealth Group, Inc.	5,683

		23,708

	Household & Personal Products — 2.6%
106	Clorox Co.	5,436
190	Reckitt Benckiser Group plc	7,113

		12,549

	Insurance — 2.5%
41	Muenchener Rueckversicherungs- Gesellschaft AG	4,984
575	Ping An Insurance (Group) Co.	3,420
179	Prudential Financial, Inc.	3,408

		11,812

	Materials — 8.5%
147	Barrick Gold Corp.	4,769
425	BHP Billiton plc	8,390
124	Monsanto Co.	10,326
85	Potash Corp. of Saskatchewan, Inc.	6,828
74	Praxair, Inc.	4,952
98	Shin-Etsu Chemical Co., Ltd.	4,800

		40,065

	Media — 1.4%
476	Comcast Corp. Class A	6,495

	Pharmaceuticals, Biotechnology & Life
	Sciences — 15.4%
145	Abbott Laboratories	6,926
123	Allergan, Inc.	5,889
153	Amgen, Inc. ●	7,562
79	Celgene Corp. ●	3,512
385	CSL Ltd.	8,690
289	Daiichi Sankyo Co., Ltd.	4,854
143	Gilead Sciences, Inc. ●	6,642
78	Roche Holding AG	10,702
215	Teva Pharmaceutical Industries Ltd. ADR	9,677
197	Wyeth	8,462

		72,916

	Retailing — 3.9%
69	Best Buy Co., Inc.	2,627
98	Industria de Diseno Textil S.A.	3,826
63	Kohl’s Corp. ●	2,675
1,406	Li & Fung Ltd.	3,296
334	Lowe’s Co., Inc.	6,099

		18,523

	Semiconductors & Semiconductor Equipment — 1.9%
237	Altera Corp.	4,161
522	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,676

		8,837

	Software & Services — 9.1%
181	Electronic Arts, Inc. ●	3,298
25	Google, Inc. ●	8,527
24	Nintendo Co., Ltd.	6,991
686	Oracle Corp. ●	12,391
120	Visa, Inc.	6,650
411	Western Union Co.	5,165

		43,022

	Technology Hardware & Equipment — 7.8%
58	Apple, Inc. ●	6,129
502	Cisco Systems, Inc. ●	8,420
200	Hewlett-Packard Co.	6,396
344	NetApp, Inc. ●	5,102
170	Qualcomm, Inc.	6,626
100	Research In Motion Ltd. ●	4,307

		36,980

	Telecommunication Services — 8.2%
310	American Tower Corp. Class A ●	9,437
818	MetroPCS Communications, Inc. ●	13,970
53	Millicom International Cellular S.A.	1,962
344	Softbank Corp.	4,434

Hartford Global Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Telecommunication Services (continued)
464	Telefonica S.A.	$9,252

		39,055

	Total common stock (Cost $567,635)	$462,092

Principal
Amount
SHORT-TERM INVESTMENTS — 2.6%
	Repurchase Agreements — 2.6%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $2,836, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $2,892)
$2,835	0.24% dated 03/31/2009		$2,835

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $6,689, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $6,823)

6,689	0.20% dated 03/31/2009		6,689

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,818, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $1,854)

1,818	0.25% dated 03/31/2009		1,818
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $10, collateralized by U.S. Treasury Note 4.50%, 2012, value of $10)
10	0.13% dated 03/31/2009		10
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,236, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $1,261)
1,236	0.27% dated 03/31/2009		1,236

	Total short-term investments (Cost $12,588)		$12,588

	Total investments (Cost $580,223) ▲	100.1%	$474,680
	Other assets and liabilities	(0.1)%	(584)

	Total net assets	100.0%	$474,096

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 41.63% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $586,731 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,576
Unrealized Depreciation	(126,627)

Net Unrealized Depreciation	$(112,051)

●	Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at March 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Buy)	$744	$744	04/01/09	$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of March 31, 2009

Percentage of
Country	Net Assets
Australia	1.8
Canada	4.6
China	0.7
Denmark	1.7
France	3.2
Germany	3.5
Hong Kong	0.7
Israel	2.0
Japan	4.4
Luxembourg	0.4
Netherlands	1.3
Norway	0.9
Spain	2.8
Switzerland	5.4
Taiwan	1.0
United Kingdom	7.1
United States	56.0
Short-Term Investments	2.6
Other Assets and Liabilities	(0.1)

Total	100.0%

Hartford Global Health HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.0%
	Biotechnology — 21.2%
121	3SBio, Inc. ADR ●	$822
206	Amgen, Inc. ●	10,186
186	Amylin Pharmaceuticals, Inc. ●	2,187
364	Celera Corp. ●	2,774
32	Cephalon, Inc. ●	2,152
76	Cougar Biotechnology, Inc. ●	2,438
359	Cytokinetics, Inc. ●	609
62	Genzyme Corp. ●	3,670
62	Gilead Sciences, Inc. ●	2,872
566	Incyte Corp. ●	1,324
431	Ligand Pharmaceuticals Class B ●	1,283
32	OSI Pharmaceuticals, Inc. ●	1,213
291	Progenics Pharmaceuticals, Inc. ●	1,916
107	Regeneron Pharmaceuticals, Inc. ●	1,477
171	Seattle Genetics, Inc. ●	1,684
90	Vertex Pharmaceuticals, Inc. ●	2,589

		39,196

	Drug Retail — 1.5%
104	Walgreen Co.	2,710

	Health Care Distributors — 3.6%
69	Amerisource Bergen Corp.	2,244
86	Cardinal Health, Inc.	2,713
50	McKesson Corp.	1,759

		6,716

	Health Care Equipment — 23.4%
147	Baxter International, Inc.	7,545
71	Beckman Coulter, Inc.	3,612
114	China Medical Technologies, Inc. ADR	1,574
174	Covidien Ltd.	5,774
62	DiaSorin S.p.A.	1,388
129	Hospira, Inc. ●	3,993
272	Medtronic, Inc.	8,001
91	St. Jude Medical, Inc. ●	3,299
140	Symmetry Medical, Inc. ●	880
21	Synthes, Inc.	2,380
330	Volcano Corp. ●	4,804

		43,250

	Health Care Facilities — 0.8%
53	Community Health Systems, Inc. ●	808
230	Health Management Associates, Inc. Class A ●	594

		1,402

	Health Care Supplies — 0.6%
41	Inverness Medical Innovation, Inc. ●	1,097

	Health Care Technology — 0.3%
44	Eclipsys Corp. ●	450

	Life Sciences Tools & Services — 0.3%
62	PAREXEL International Corp. ●	600

	Managed Health Care — 8.6%
89	Aetna, Inc.	2,165
254	Coventry Health Care, Inc. ●	3,284
121	Health Net, Inc. ●	1,752
63	Humana, Inc. ●	1,646
337	UnitedHealth Group, Inc.	7,060

		15,907

	Pharmaceuticals — 36.7%
52	Abbott Laboratories	2,475
52	Astellas Pharma, Inc.	1,621
60	AstraZeneca plc ADR	2,127
231	Daiichi Sankyo Co., Ltd.	3,889
113	Eisai Co., Ltd.	3,317
423	Elan Corp. plc ADR ●	2,811
63	Eli Lilly & Co.	2,098
197	Forest Laboratories, Inc. ●	4,333
67	H. Lundbeck A/S	1,139
45	Ipsen	1,736
99	Laboratorios Almiral S.A.	859
200	Medicines Co. ●	2,167
352	Pfizer, Inc.	4,793
14	Roche Holding AG	1,905
106	Sanofi-Aventis S.A. ADR	2,972
479	Schering-Plough Corp.	11,283
321	Shionogi & Co., Ltd.	5,533
143	Teva Pharmaceutical Industries Ltd. ADR	6,437
81	UCB S.A.	2,393
89	Wyeth	3,818

		67,706

	Total common stock (Cost $233,724)	$179,034

Principal
Amount
SHORT-TERM INVESTMENTS — 6.5%
	Repurchase Agreements — 6.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $2,700, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $2,754)
$2,700	0.24% dated 03/31/2009	$2,700

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $6,369, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $6,496)

6,369	0.20% dated 03/31/2009	6,369

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,731, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $1,765)

1,731	0.25% dated 03/31/2009	1,731
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $9, collateralized by U.S. Treasury Note 4.50%, 2012, value of $10)
9	0.13% dated 03/31/2009	9

Hartford Global Health HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,177, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $1,200)
$1,177	0.27% dated 03/31/2009		$1,177

	Total short-term investments (Cost $11,986)		$11,986

	Total investments (Cost $245,710) ▲	103.5%	$191,020
	Other assets and liabilities	(3.5)%	(6,453)

	Total net assets	100.0%	$184,567

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 22.39% of total net assets at March 31, 2009. Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $248,074 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,750
Unrealized Depreciation	(63,804)

Net Unrealized Depreciation	$(57,054)

●	Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at March 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Danish Krone (Sell)	$127	$127	04/01/09	$—
Euro (Sell)	670	670	04/01/09	—
Japanese Yen (Sell)	1,554	1,578	04/01/09	24
Swiss Franc (Sell)	244	243	04/01/09	(1)
Swiss Franc (Buy)	1,858	1,837	04/02/09	21

				$44

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Country
as of March 31, 2009

Percentage of
Country	Net Assets
Belgium	1.3%
China	0.4
Denmark	0.6
France	2.5
Ireland	1.5
Israel	3.5
Italy	0.7
Japan	7.8
Spain	0.5
Switzerland	2.3
United Kingdom	1.2
United States	74.7
Short-Term Investments	6.5
Other Assets and Liabilities	(3.5)

Total	100.0%

Hartford Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.8%
	Capital Goods — 16.5%
178	ABB Ltd. ADR	$2,479
107	Caterpillar, Inc.	2,987
108	Cummins, Inc.	2,743
123	Deere & Co.	4,053
48	Eaton Corp.	1,753
57	Emerson Electric Co.	1,623
60	General Dynamics Corp.	2,479
118	Honeywell International, Inc.	3,299
91	Illinois Tool Works, Inc.	2,800
75	Lockheed Martin Corp.	5,165
66	Precision Castparts Corp.	3,979
131	Raytheon Co.	5,101
41	Siemens AG ADR	2,358
43	Vestas Wind Systems A/S ●	1,876

		42,695

	Consumer Durables & Apparel — 1.7%
133	Coach, Inc. ●	2,225
46	NIKE, Inc. Class B	2,147

		4,372

	Consumer Services — 1.9%
62	Apollo Group, Inc. Class A ●	4,881

	Diversified Financials — 2.4%
32	Goldman Sachs Group, Inc.	3,382
129	Moody’s Corp.	2,955

		6,337

	Energy — 9.4%
196	Halliburton Co.	3,036
45	Hess Corp.	2,444
125	National Oilwell Varco, Inc. ●	3,593
90	Occidental Petroleum Corp.	5,021
54	Petroleo Brasileiro S.A. ADR	1,642
142	Schlumberger Ltd.	5,768
49	Transocean, Inc. ●	2,897

		24,401

	Food & Staples Retailing — 1.0%
186	Supervalu, Inc.	2,656

	Food, Beverage & Tobacco — 2.7%
156	Nestle S.A.	5,265
35	PepsiCo, Inc.	1,821

		7,086

	Health Care Equipment & Services — 6.0%
131	Covidien Ltd.	4,351
129	Medtronic, Inc.	3,806
104	St. Jude Medical, Inc. ●	3,779
172	UnitedHealth Group, Inc.	3,592

		15,528

	Insurance — 3.0%
87	AON Corp.	3,550
213	Marsh & McLennan Cos., Inc.	4,316

		7,866

	Materials — 3.3%
28	BHP Billiton Ltd. ADR	1,235
49	Monsanto Co.	4,035
39	Mosaic Co.	1,628
34	Newmont Mining Corp.	1,537

		8,435

	Media — 1.2%
175	Viacom, Inc. Class B ●	3,040

	Pharmaceuticals, Biotechnology & Life
	Sciences — 4.2%
79	Abbott Laboratories	3,782
35	Genzyme Corp. ●	2,068
114	Teva Pharmaceutical Industries Ltd. ADR	5,122

		10,972

	Retailing — 5.8%
302	Staples, Inc.	5,462
137	Target Corp.	4,724
195	TJX Cos., Inc.	4,987

		15,173

	Semiconductors & Semiconductor Equipment — 3.9%
220	Altera Corp.	3,869
117	Analog Devices, Inc.	2,261
176	Texas Instruments, Inc.	2,913
56	Xilinx, Inc.	1,077

		10,120

	Software & Services — 19.6%
125	Accenture Ltd. Class A	3,436
34	Automatic Data Processing, Inc.	1,187
141	BMC Software, Inc. ●	4,659
38	Electronic Arts, Inc. ●	690
9	Google, Inc. ●	3,129
99	McAfee, Inc. ●	3,320
475	Microsoft Corp.	8,723
11	Nintendo Co., Ltd.	3,124
572	Oracle Corp. ●	10,330
146	VeriSign, Inc. ●	2,762
70	Visa, Inc.	3,886
448	Western Union Co.	5,629

		50,875

	Technology Hardware & Equipment — 12.8%
11	Apple, Inc. ●	1,182
477	Cisco Systems, Inc. ●	8,004
258	Hewlett-Packard Co.	8,259
52	International Business Machines Corp.	5,068
31	Juniper Networks, Inc. ●	470
236	NetApp, Inc. ●	3,506
154	Qualcomm, Inc.	6,011
18	Research In Motion Ltd. ●	760

		33,260

	Telecommunication Services — 1.4%
213	MetroPCS Communications, Inc. ●	3,637

	Total common stock (Cost $321,159)	$251,334

Principal
Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreements — 2.4%
Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,389, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $1,416)
$1,389	0.24% dated 03/31/2009	$1,389

Hartford Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $3,275, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $3,341)

$3,275	0.20% dated 03/31/2009		$3,275

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $890, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $908)

890	0.25% dated 03/31/2009		890
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $5, collateralized by U.S. Treasury Note 4.50%, 2012, value of $5)
5	0.13% dated 03/31/2009		5
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $605, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $617)
605	0.27% dated 03/31/2009		605

	Total short-term investments (Cost $6,164)		$6,164

	Total investments (Cost $327,323) ▲	99.2%	$257,498
	Other assets and liabilities	0.8%	2,030

	Total net assets	100.0%	$259,528

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.19% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $334,073 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,995
Unrealized Depreciation	(80,570)

Net Unrealized Depreciation	$(76,575)

●	Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at March 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Japanese Yen (Sell)	$60	$60	04/01/09	$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 95.3%
	Capital Goods — 8.5%
510	Aecom Technology Corp. ●	$13,303
55	First Solar, Inc. ●	7,259
295	Honeywell International, Inc.	8,224
327	Illinois Tool Works, Inc.	10,091
105	Lockheed Martin Corp.	7,241
375	Pall Corp.	7,670
216	Raytheon Co.	8,415
89	Vestas Wind Systems A/S ●	3,905

		66,108

	Commercial & Professional Services — 2.6%
530	Covanta Holding Corp. ●	6,934
398	Republic Services, Inc.	6,829
308	Tetra Tech, Inc. ●	6,267

		20,030

	Consumer Durables & Apparel — 1.8%
670	Jarden Corp. ●	8,484
235	Snap-On, Inc.	5,904

		14,388

	Consumer Services — 1.1%
108	Apollo Group, Inc. Class A ●	8,468

	Diversified Financials — 3.3%
133	Deutsche Boerse AG	7,969
106	Goldman Sachs Group, Inc.	11,270
210	Nasdaq OMX Group, Inc. ●	4,110
248	Polaris Acquisition Corp. ●	2,210

		25,559

	Energy — 7.5%
138	Canadian Natural Resources Ltd. ADR	5,337
134	EnCana Corp. ADR	5,421
114	EOG Resources, Inc.	6,215
224	Forest Oil Corp. ●	2,947
92	Hess Corp.	4,970
141	Occidental Petroleum Corp.	7,863
176	Smith International, Inc.	3,783
333	Suncor Energy, Inc. ADR	7,403
168	Ultra Petroleum Corp. ●	6,030
256	XTO Energy, Inc.	7,823

		57,792

	Food & Staples Retailing — 2.0%
407	Kroger Co.	8,630
471	Supervalu, Inc.	6,723

		15,353

	Food, Beverage & Tobacco — 4.3%
486	Altria Group, Inc.	7,781
236	Coca-Cola Enterprises, Inc.	3,117
142	Fomento Economico Mexicano S.A.B. De C.V. ADR	3,590
222	Nestle S.A.	7,504
139	Pepsi Bottling Group, Inc.	3,073
223	Philip Morris International, Inc.	7,941

		33,006

	Health Care Equipment & Services — 7.3%
248	Cardinal Health, Inc.	7,813
293	Covidien Ltd.	9,723
196	McKesson Corp.	6,850
218	Medtronic, Inc.	6,433
254	St. Jude Medical, Inc. ●	9,243
403	UnitedHealth Group, Inc.	8,424
270	Varian Medical Systems, Inc. ●	8,210

		56,696

	Household & Personal Products — 1.9%
148	Clorox Co.	7,624
188	Reckitt Benckiser Group plc	7,058

		14,682

	Insurance — 5.1%
235	ACE Ltd.	9,510
207	AON Corp.	8,442
643	Marsh & McLennan Cos., Inc.	13,025
212	Travelers Cos., Inc.	8,595

		39,572

	Materials — 4.1%
516	Companhia Vale do Rio Doce ADR	6,867
262	FMC Corp.	11,309
52	Monsanto Co.	4,346
111	Potash Corp. of Saskatchewan, Inc.	8,970

		31,492

	Media — 3.1%
461	Cablevision Systems Corp.	5,965
756	Comcast Corp. Class A	10,311
345	DreamWorks Animation SKG, Inc. ●	7,474

		23,750

	Pharmaceuticals, Biotechnology & Life
	Sciences — 14.8%
284	Abbott Laboratories	13,566
325	Alkermes, Inc. ●	3,939
201	Amgen, Inc. ●	9,963
397	Amylin Pharmaceuticals, Inc. ●	4,661
292	Auxilium Pharmaceuticals, Inc. ●	8,100
175	Cephalon, Inc. ●	11,938
223	Charles River Laboratories International, Inc. ●	6,076
377	Daiichi Sankyo Co., Ltd.	6,333
311	Elan Corp. plc ADR ●	2,064
559	Pfizer, Inc.	7,619
739	Schering-Plough Corp.	17,392
479	Shionogi & Co., Ltd.	8,262
331	Teva Pharmaceutical Industries Ltd. ADR	14,911

		114,824

	Retailing — 5.7%
180	Bed Bath & Beyond, Inc. ●	4,450
174	Best Buy Co., Inc.	6,616
125	Dufry Group	1,885
886	Gap, Inc.	11,512

186	Kohl’s Corp. ●	7,850

647	Staples, Inc.	11,708

		44,021

	Software & Services — 14.0%
327	Accenture Ltd. Class A	8,992
260	Adobe Systems, Inc. ●	5,557
548	BMC Software, Inc. ●	18,094
208	Cognizant Technology Solutions Corp. ●	4,324
14	Google, Inc. ●	4,907
482	McAfee, Inc. ●	16,147
631	Microsoft Corp.	11,584

Hartford Growth Opportunities HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services (continued)
27	Nintendo Co., Ltd.	$7,869
651	Red Hat, Inc. ●	11,621
182	Visa, Inc.	10,125
744	Western Union Co.	9,357

		108,577

	Technology Hardware & Equipment — 5.2%
425	Corning, Inc.	5,638
375	Dell, Inc. ●	3,555
353	FLIR Systems, Inc. ●	7,232
301	Hewlett-Packard Co.	9,663
475	NetApp, Inc. ●	7,052
178	Qualcomm, Inc.	6,910

		40,050

	Telecommunication Services — 2.5%
1,153	MetroPCS Communications, Inc. ●	19,698

	Transportation — 0.5%
154	Ryanair Holdings plc ADR ●	3,565

	Total common stock (Cost $907,043)	$737,631

EXCHANGE TRADED FUNDS — 0.7%
	Other Investment Pools and Funds — 0.7%
68	S & P 500 Depositary Receipt	$5,402

	Total exchange traded funds (Cost $6,038)	$5,402

PREFERRED STOCK — 0.8%
	Technology — 0.8%
700	Hughes Telematics † ⌂ ۞	$6,300

	Total preferred stock (Cost $7,000)	$6,300

	Total long-term investments (Cost $920,081)	$749,333

Principal
Amount
SHORT-TERM INVESTMENTS — 2.8%
	Repurchase Agreements — 2.8%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $4,835, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $4,932)
$4,835	0.24% dated 03/31/2009		$4,835

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $11,405, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $11,633)

11,405	0.20% dated 03/31/2009		11,405

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $3,099, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $3,161)

3,099	0.25% dated 03/31/2009		3,099
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $17, collateralized by U.S. Treasury Note 4.50%, 2012, value of $18)
$17	0.13% dated 03/31/2009		$17
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $2,108, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $2,150)
2,108	0.27% dated 03/31/2009		2,108

	Total short-term investments (Cost $21,464)		$21,464

	Total investments (Cost $941,545) ▲	99.6%	$770,797
	Other assets and liabilities	0.4%	2,940

	Total net assets	100.0%	$773,737

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.08% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $960,551 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,191
Unrealized Depreciation	(218,945)

Net Unrealized Depreciation	$(189,754)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at March 31, 2009, was $6,300, which represents 0.81% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
03/2009	700	Hughes Telematics	$7,000

The aggregate value of these securities at March 31, 2009 was $6,300 which represents 0.81% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford High Yield HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 0.4%
	Finance — 0.4%
	CBA Commercial Small Balance Commercial Mortgage
$20,087	9.75%, 01/25/2039 ⌂ ►	$2,009
	Soundview NIM Trust
2,490	8.25%, 12/25/2036 ● ⌂	—

	Total asset & commercial mortgage backed securities (Cost $4,253)	$2,009

CORPORATE BONDS: INVESTMENT GRADE — 7.3%
	Basic Materials — 0.8%
	Freeport-McMoRan Copper & Gold, Inc.
$1,800	6.88%, 02/01/2014	$1,764
2,000	8.25%, 04/01/2015	1,915

		3,679

	Capital Goods — 0.1%
	Ingersoll-Rand Global Holding Co.
575	9.50%, 04/15/2014	575

	Consumer Cyclical — 0.3%
	Phillips Van-Heusen Corp.
2,355	7.75%, 11/15/2023	1,657

	Consumer Staples — 0.7%
	Anheuser-Busch InBev N.V.
3,240	7.75%, 01/15/2019 ■	3,231

	Energy — 0.1%
	Valero Energy Corp.
737	9.38%, 03/15/2019	761

	Finance — 1.1%
	American Real Estate Partners L.P.
2,870	7.13%, 02/15/2013	2,282
	Goldman Sachs Capital Trust II
6,750	5.79%, 06/01/2012 △ ª	2,810

		5,092

	Services — 2.0%
	Allied Waste North America, Inc.
2,230	6.88%, 06/01/2017	2,029
4,235	7.88%, 04/15/2013	4,214
	Wynn Las Vegas LLC
4,205	6.63%, 12/01/2014	3,175

		9,418

	Technology — 1.2%
	Qwest Corp.
8,510	7.25%, 10/15/2035	5,531

	Transportation — 1.0%
	American Airlines, Inc.
2,800	7.86%, 10/01/2011	2,268
	Continental Airlines, Inc.
1,160	6.80%, 08/02/2018	824
	United Air Lines, Inc.
1,521	7.19%, 04/01/2011	1,460

		4,552

	Total corporate bonds: investment grade (Cost $38,447)	$34,496

CORPORATE BONDS: NON-INVESTMENT GRADE — 75.0%
	Basic Materials — 4.6%
	Cenveo, Inc.
$2,270	10.50%, 08/15/2016 ■	$1,274
	Crown Americas, Inc.
1,800	7.63%, 11/15/2013	1,807
	Georgia-Pacific Corp.
5,950	7.00%, 01/15/2015 ■	5,563
	Goodyear Tire & Rubber Co.
2,300	6.32%, 12/01/2009 Δ	2,197
	Graham Packaging Co., Inc.
3,600	8.50%, 10/15/2012	2,763
	Huntsman International LLC
1,325	7.38%, 01/01/2015	543
1,575	7.88%, 11/15/2014	646
	Owens-Brockway Glass Container, Inc.
1,760	8.25%, 05/15/2013	1,769
	Peabody Energy Corp.
1,950	6.88%, 03/15/2013	1,901
	Potlatch Corp.
1,350	13.00%, 12/01/2009 ⌂ Δ	1,407
	Valmont Industries, Inc.
2,100	6.88%, 05/01/2014	1,932

		21,802

	Capital Goods — 1.6%
	L-3 Communications Corp.
4,820	6.13%, 07/15/2013 — 01/15/2014	4,579
	Transdigm, Inc.
2,950	7.75%, 07/15/2014	2,751

		7,330

	Consumer Cyclical — 8.6%
	Albertson’s, Inc.
1,990	7.50%, 02/15/2011	1,973
	Alliance One International, Inc.
2,165	8.50%, 05/15/2012	1,840
	Amerigas Partners L.P.
1,090	7.13%, 05/20/2016	1,025
1,730	7.25%, 05/20/2015 ‡	1,626
	Aramark Corp.
5,615	5.00%, 06/01/2012	4,913
	D.R. Horton, Inc.
5,535	4.88%, 01/15/2010	5,383
	Dollarama Group L.P.
3,430	8.88%, 08/15/2012	2,933
	ESCO Corp.
4,100	8.63%, 12/15/2013 ■	3,116
	KB Home & Broad Home Corp.
3,855	6.38%, 08/15/2011	3,469
	Pulte Homes, Inc.
3,915	7.88%, 08/01/2011	3,758

Hartford High Yield HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Consumer Cyclical (continued)
	SGS International, Inc.
$3,240	12.00%, 12/15/2013	$1,774
	Stater Brothers Holdings, Inc.
2,285	8.13%, 06/15/2012	2,251
	Supervalu, Inc.
5,830	7.50%, 11/15/2014	5,692
	United Components, Inc.
2,550	9.38%, 06/15/2013	994

		40,747

	Consumer Staples — 2.9%
	Appleton Papers, Inc.
3,267	8.13%, 06/15/2011	1,968
	Constellation Brands, Inc.
3,885	8.38%, 12/15/2014	3,904
	Dean Foods Co.
2,890	7.00%, 06/01/2016	2,745
	Dole Food Co., Inc.
1,400	13.88%, 03/15/2014 ■	1,362
	Tyson Foods, Inc.
3,425	10.50%, 03/01/2014 ■	3,494

		13,473

	Energy — 8.0%
	Chesapeake Energy Corp.
3,840	7.00%, 08/15/2014	3,379
3,570	7.63%, 07/15/2013	3,284
	Encore Acquisition Co.
2,400	7.25%, 12/01/2017	1,773
	Ferrellgas Partners L.P.
3,235	6.75%, 05/01/2014 ■	2,717
1,920	8.75%, 06/15/2012	1,613
	Inergy L.P.
4,440	8.25%, 03/01/2016	4,218
1,105	8.75%, 03/01/2015 ■	1,066
	Newfield Exploration Co.
2,000	6.63%, 09/01/2014	1,810
	Petrohawk Energy Corp.
2,855	9.13%, 07/15/2013	2,741
	Plains Exploration & Production Co.
1,910	7.63%, 06/01/2018	1,547
680	7.75%, 06/15/2015	585
	Sonat, Inc.
7,850	7.63%, 07/15/2011	7,584
	Targa Resources Partners
2,700	8.25%, 07/01/2016 ■	1,958
	Tesoro Corp.
4,270	6.63%, 11/01/2015	3,373

		37,648

	Finance — 4.2%
	Ford Motor Credit Co.
9,725	5.70%, 01/15/2010	8,330
	Hub International Holdings, Inc.
2,836	9.00%, 12/15/2014 ■	1,794
	LPL Holdings, Inc.
7,625	10.75%, 12/15/2015 ■	5,490
	Rent-A-Center, Inc.
2,235	7.50%, 05/01/2010	2,185
	Yankee Acquisition Corp.
3,775	8.50%, 02/15/2015	2,076

		19,875

	Health Care — 7.9%
	Biomet, Inc.
3,220	10.38%, 10/15/2017	2,721
	HCA, Inc.
5,950	7.88%, 02/01/2011	5,757
8,455	9.25%, 11/15/2016	7,694
	IASIS Healthcare Capital Corp.
3,200	8.75%, 06/15/2014	3,008
	Invacare Corp.
3,725	9.75%, 02/15/2015	3,585
	Multiplan Corp.
3,450	10.38%, 04/15/2016 ■	2,812
	Psychiatric Solutions, Inc.
4,225	7.75%, 07/15/2015	3,813
	Reable Therapeutics Finance LLC
2,690	11.75%, 11/15/2014	1,654
	Rite Aid Corp.
2,565	9.50%, 06/15/2017	590
	Skilled Healthcare Group, Inc.
1,750	11.00%, 01/15/2014	1,746
	Warner Chilcott Corp.
3,850	8.75%, 02/01/2015	3,696

		37,076

	Services — 9.6%
	Affinion Group, Inc.
4,340	11.50%, 10/15/2015	2,691
	AMC Entertainment, Inc.
2,600	11.00%, 02/01/2016	2,366
	Corrections Corp. of America
2,420	6.25%, 03/15/2013	2,317
	DirecTV Holdings LLC
1,555	7.63%, 05/15/2016	1,524
2,940	8.38%, 03/15/2013	2,973
	Echostar DBS Corp.
4,840	7.75%, 05/31/2015	4,453
	FireKeepers Development Authority
3,125	13.88%, 05/01/2015 ■	1,906
	Harland Clarke Holdings
3,550	9.50%, 05/15/2015	1,567
	Iron Mountain, Inc.
3,770	8.00%, 06/15/2020	3,506
	Mandalay Resort Group
5,270	6.50%, 07/31/2009	3,399
	MGM Mirage, Inc.
1,200	6.00%, 10/01/2009	648
	Pinnacle Entertainment, Inc.
2,850	8.75%, 10/01/2013	2,508
	Sheridan Group, Inc.
3,600	10.25%, 08/15/2011 ⌂	2,106

Hartford High Yield HLS Fund

Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Services (continued)
	SunGard Data Systems, Inc.
$2,970	10.25%, 08/15/2015	$2,079
	TL Acquisitions, Inc.
3,760	10.50%, 01/15/2015 ■	1,927
	Videotron Ltee
3,925	6.88%, 01/15/2014	3,709
1,400	9.13%, 04/15/2018 ■	1,423
	Virgin Media, Inc.
4,845	6.50%, 11/15/2016 ■ ۞	2,604
	West Corp.
2,600	9.50%, 10/15/2014	1,810

		45,516

	Technology — 19.4%
	Canwest MediaWorks L.P.
4,560	9.25%, 08/01/2015 ■	319
	Charter Communications Operating LLC
6,545	8.00%, 04/30/2012 ¤ ■	5,989
6,050	10.88%, 09/15/2014 ¤ ■	5,868
	Citizens Communications Co.
2,250	7.88%, 01/15/2027	1,519
	Cricket Communications, Inc.
3,880	9.38%, 11/01/2014	3,696
	CSC Holdings, Inc.
7,535	7.63%, 04/01/2011 ‡	7,478
5,135	8.50%, 04/15/2014 ■	5,058
	DaVita, Inc.
2,100	6.63%, 03/15/2013	2,037
	Freescale Semiconductor, Inc.
5,200	9.13%, 12/15/2014	390
	Frontier Communications
3,400	6.25%, 01/15/2013	3,081
	General Cable Corp.
2,800	7.13%, 04/01/2017	2,296
	Intelsat Jackson Holdings Ltd.
5,575	11.50%, 06/15/2016 ■	5,185
	Intelsat Subsidiary Holding Co.
6,025	8.50%, 01/15/2013 ■	5,679
5,150	8.88%, 01/15/2015 ■	4,777
	Lender Process Services
2,335	8.13%, 07/01/2016	2,317
	Level 3 Financing, Inc.
6,050	12.25%, 03/15/2013	4,537
	Mediacom LLC
7,050	7.88%, 02/15/2011	6,697
	MetroPCS Wireless, Inc.
3,785	9.25%, 11/01/2014	3,671
	Qwest Communications International, Inc	.
935	7.50%, 02/15/2014	809
	Sanmina-Sci Corp.
2,050	4.07%, 06/15/2014 ■ Δ	1,128
	Sprint Capital Corp.
8,440	8.38%, 03/15/2012	7,596
	Sprint Nextel Corp.
6,050	6.00%, 12/01/2016	4,326
	Wind Acquisition
EUR 1,600	9.75%, 12/01/2015 ■	1,860
	Windstream Corp.
5,450	8.63%, 08/01/2016	5,355

		91,668

	Transportation — 1.6%
	Bristow Group, Inc.
2,185	7.50%, 09/15/2017	1,639
	Continental Airlines, Inc.
3,003	7.03%, 06/15/2011	2,252
3,550	7.37%, 12/15/2015	2,201
	Kansas City Southern De Mexico S.A.
1,345	12.50%, 04/01/2016 ■	1,274

		7,366

	Utilities— 6.6%
	AES Corp.
2,860	8.00%, 10/15/2017	2,452
	Copano Energy LLC
2,700	8.13%, 03/01/2016	2,282
	Energy Future Holdings
2,250	10.88%, 11/01/2017	1,451
	Kinder Morgan, Inc.
2,000	6.50%, 09/01/2012	1,865
	Mirant North America LLC
5,000	7.38%, 12/31/2013	4,525
	NRG Energy, Inc.
8,250	7.25%, 02/01/2014	7,755
	Reliant Energy, Inc.
4,915	6.75%, 12/15/2014	4,522
1,141	9.24%, 07/02/2017	1,095
	Texas Competitive Electric Co.
10,160	10.25%, 11/01/2015	5,080

		31,027

	Total corporate bonds: non-investment grade (Cost $395,746)	$353,528

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE t — 7.2%
	Consumer Cyclical — 1.1%
	Hanesbrands, Inc.
$3,300	4.91%, 03/05/2014 ±	$2,783
500	5.98%, 09/05/2011 ±	478
	Lear Corp.
5,808	3.33%, 04/25/2012 ± *	2,076

		5,337

	Consumer Staples — 0.9%
	Dole Food Co., Inc.
214	6.84%, 04/12/2013 ± *	197
1,786	7.25%, 04/12/2013 ± *	1,642
	WM Wrigley Jr. Co.
2,650	6.50%, 10/06/2014 ± *	2,622

		4,461

	Energy — 0.7%
	Lyondell Chemical Co.
1,786	9.17%, 12/15/2009 ¤ ± *	1,768

Hartford High Yield HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE t(continued)
	Energy (continued)
	Turbo Beta Ltd.
$3,231	14.50%, 03/12/2018 † ⌂ ±	$1,422

		3,190

	Finance — 0.2%
	Amerigroup Corp.
899	2.56%, 03/26/2012 ±	840

	Health Care — 2.1%
	Fresenius SE
2,179	6.75%, 10/01/2014 ± *	2,143
	Fresenius SE Term Loan B2
1,521	6.75%, 10/01/2014 ± *	1,498
	IASIS Healthcare Capital Corp.
5,205	6.43%, 06/13/2014 ±	2,160
	Inverness Medical Innovation, Inc.
2,066	4.76%, 06/26/2015 ±	1,667
	Invitrogen Corp.
2,323	2.00%, 11/23/2015 ± *	2,295

		9,763

	Services — 1.4%
	Marquee Holdings, Inc.
1,554	6.32%, 06/13/2012 ⌂ ±	583
	Venetian Macau Ltd.
1,197	2.77%, 05/25/2012 ±	773
	Venetian Macau Ltd., Incremental Term Loan B
852	2.77%, 05/25/2013 ±	550
	Venetian Macau Ltd., Term Loan
2,073	2.77%, 05/25/2013 ±	1,338
	WideOpenWest Finance LLC
4,367	7.51%, 06/29/2015 ⌂ ±	1,092
	Yonkers Racing Corp.
2,286	10.50%, 08/12/2011 ±	2,120

		6,456

	Technology — 0.8%
	Infor Lux Bond Co.
5,136	8.52%, 09/02/2014 ⌂ ±	128
	Mediacom Broadband LLC
589	1.97%, 03/31/2010 ±	560
	Wind Acquisitions Holdings Finance S.A.
4,634	8.39%, 12/12/2011 ⌂ ±	3,244

		3,932

	Total senior floating rate interests: non-investment grade (Cost $52,222)	$33,979

U.S. GOVERNMENT SECURITIES — 0.2%
	U.S. Treasury Securities — 0.2%
	U.S. Treasury Notes:
$1,019	1.50%, 2013	$1,017

	Total U.S. government securities (Cost $1,021)	$1,017

		Market
Shares		Value +
COMMON STOCK — 0.0%
	Telecommunication Services — 0.0%
1	AboveNet, Inc. • ⌂	$30
—	XO Holdings, Inc.•	—

	Total common stock (Cost $— )	$30

WARRANTS — 0.0%
	Telecommunication Services — 0.0%
—	AboveNet, Inc. • ⌂	$5
—	XO Holdings, Inc. • ⌂	—

	Total warrants (Cost $— )	$5

PREFERRED STOCK — 0.0%
	Banks — 0.0%
148	Federal National Mortgage Association, 8.25%	$105

	Total preferred stock (Cost $1,902)	$105

	Total long-term investments (Cost $493,591)	$425,169

SHORT-TERM INVESTMENTS — 10.8%
	Investment Pools and Funds — 8.2%
18,674	JP Morgan U.S. Government Money Market Fund	$18,674
—	State Street Bank U.S. Government Money Market Fund	—
20,004	Wells Fargo Advantage Government Money Market Fund	20,004

		38,678

Principal
Amount
	Repurchase Agreements — 2.4%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2009 in the amount of $9,879, collateralized by U.S. Treasury Bond 4.50% - 7.25%, 2022 - 2036, value of $10,181)
$9,879	0.02% dated 03/31/2009		9,879
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,456, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $1,491)
1,456	0.18% dated 03/31/2009		1,456

			11,335

	U.S. Treasury Bills — 0.2%
775	0.10%, 04/16/2009 ○ ☐		775

	Total short-term investments (Cost $50,788)		$50,788

	Total investments (Cost $544,379) ▲	100.9%	$475,957
	Other assets and liabilities	(0.9)%	(4,461)

	Total net assets	100.0%	$471,496

Hartford High Yield HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.87% of total net assets at March 31, 2009.
Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $548,124 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,752
Unrealized Depreciation	(77,919)

Net Unrealized Depreciation	$(72,167)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at March 31, 2009, was $1,422, which represents 0.30% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
ª	Perpetual maturity security. Maturity date shown is the first call date.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
¤	The company is in bankruptcy. The bank loan or bond held by the fund is not in default and interest payments are expected in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2009, was $78,874, which represents 16.73% of total net assets.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2009.
○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
±	The interest rate disclosed for these securities represents the average coupon as of March 31, 2009.
▶	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2009.
*	The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2009 was $10,934.
t	Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2009.
۞	Convertible security.
╬	All principal amounts are in U.S. dollars unless otherwise indicated. EUR — Euro
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
09/2007 - 03/2008	—	AboveNet, Inc. Warrants	$—
09/2007 - 03/2008	1	AboveNet, Inc.	—
03/2007 - 03/2009	$2,165	Alliance One International, Inc., 8.50%, 05/15/2012	2,158
11/2006 - 10/2007	$20,087	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 - 144A	1,781
03/2007 - 03/2009	$5,136	Infor Lux Bond Co., 8.52%, 09/02/2014	4,361
06/2007 - 03/2009	$1,554	Marquee Holdings, Inc., 6.32%, 06/13/2012	1,532
05/2001 - 11/2001	$1,350	Potlatch Corp., 13.00%, 12/01/2009	1,340
06/2005 - 02/2006	$3,600	Sheridan Group, Inc., 10.25%, 08/15/2011	3,685
02/2007	$2,490	Soundview NIM Trust, 8.25%, 12/25/2036 - 144A	2,472
06/2008 - 11/2008	$3,231	Turbo Beta Ltd., 14.50%, 03/12/2018	3,231
06/2007 - 03/2009	$4,367	WideOpenWest Finance LLC, 7.51%, 06/29/2015	4,242
12/2006 - 01/2009	$4,634	Wind Acquisitions Holdings Finance S.A., 8.39%, 12/12/2011	4,634
05/2006	—	XO Holdings, Inc. Warrants	—
The aggregate value of these securities at March 31, 2009 was $13,866 which represents 2.94% of total net assets.
☐	Security pledged as initial margin deposit for open futures contracts at March 31, 2009.

Futures Contracts Outstanding at March 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	2	Long	Jun 2009	$3
5 Year U.S. Treasury Note	383	Long	Jun 2009	541

				$544

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at March 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Sell)	$2,040	$2,006	04/07/09	$(34)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Index HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.1%
	Automobiles & Components — 0.3%
246	Ford Motor Co. •	$648
63	General Motors Corp.	122
25	Goodyear Tire & Rubber Co. •	155
24	Harley-Davidson, Inc.	321
61	Johnson Controls, Inc.	733

		1,979

	Banks — 2.0%
58	BB&T Corp.	974
16	Comerica, Inc.	284
59	Fifth Third Bankcorp	174
22	First Horizon National Corp.	233
54	Hudson City Bancorp, Inc.	627
38	Huntington Bancshares, Inc.	63
51	Keycorp	400
8	M&T Bank Corp.	360
27	Marshall & Ilsley Corp.	154
36	People’s United Financial, Inc.	643
44	PNC Financial Services Group, Inc.	1,290
71	Regions Financial Corp.	304
37	SunTrust Banks, Inc.	431
181	US Bancorp	2,637
436	Wells Fargo & Co.	6,204
12	Zion Bancorp	117

		14,895

	Capital Goods — 6.7%
71	3M Co.	3,548
75	Boeing Co.	2,658
62	Caterpillar, Inc.	1,730
17	Cooper Industries Ltd.	445
21	Cummins, Inc.	526
26	Danaher Corp.	1,422
43	Deere & Co.	1,429
19	Dover Corp.	504
17	Eaton Corp.	626
78	Emerson Electric Co.	2,218
13	Fastenal Co.	428
6	Flowserve Corp.	320
19	Fluor Corp.	644
40	General Dynamics Corp.	1,649
1,086	General Electric Co.	10,978
13	Goodrich Corp.	481
76	Honeywell International, Inc.	2,107
40	Illinois Tool Works, Inc.	1,220
33	Ingersoll-Rand Co. Class A	453
19	ITT Corp.	718
13	Jacobs Engineering Group, Inc. •	489
12	L-3 Communications Holdings, Inc.	825
34	Lockheed Martin Corp.	2,356
13	Manitowoc Co., Inc.	44
37	Masco Corp.	258
34	Northrop Grumman Corp.	1,468
37	PACCAR, Inc.	962
12	Pall Corp.	249
17	Parker-Hannifin Corp.	563
14	Precision Castparts Corp.	861
41	Raytheon Co.	1,604
15	Rockwell Automation, Inc.	319
16	Rockwell Collins, Inc.	529
25	Textron, Inc.	143
97	United Technologies Corp.	4,166
7	W.W. Grainger, Inc.	457

		49,397

	Commercial & Professional Services — 0.7%
12	Avery Dennison Corp.	260
13	Cintas Corp.	333
6	Dun & Bradstreet Corp.	423
13	Equifax, Inc. •	317
19	Iron Mountain, Inc. •	410
13	Monster Worldwide, Inc. •	107
21	Pitney Bowes, Inc.	496
21	R.R. Donnelley & Sons Co.	155
33	Republic Services, Inc.	568
16	Robert Half International, Inc.	277
9	Stericycle, Inc. •	420
51	Waste Management, Inc.	1,294

		5,060

	Consumer Durables & Apparel — 0.9%
6	Black & Decker Corp.	194
13	Centex Corp.	96
33	Coach, Inc. •	552
28	D.R. Horton, Inc.	275
28	Eastman Kodak Co.	105
15	Fortune Brands, Inc.	378
6	Harman International Industries, Inc.	81
13	Hasbro, Inc.	319
8	KB Home	102
16	Leggett & Platt, Inc.	209
15	Lennar Corp.	109
37	Mattel, Inc.	425
29	Newell Rubbermaid, Inc.	182
40	NIKE, Inc. Class B	1,866
6	Polo Ralph Lauren Corp.	245
22	Pulte Homes, Inc.	241
6	Snap-On, Inc.	150
8	Stanley Works	235
9	V.F. Corp.	517
8	Whirlpool Corp.	225

		6,506

	Consumer Services — 1.7%
11	Apollo Group, Inc. Class A •	861
45	Carnival Corp.	972
14	Darden Restaurants, Inc.	484
35	H & R Block, Inc.	635
30	International Game Technology	280
30	Marriott International, Inc. Class A	495
114	McDonald’s Corp.	6,248
76	Starbucks Corp. •	839
19	Starwood Hotels & Resorts	238
18	Wyndham Worldwide Corp.	77
7	Wynn Resorts Ltd. •	138
47	Yum! Brands, Inc.	1,298

		12,565

	Diversified Financials — 5.6%
120	American Express Co.	1,641
22	Ameriprise Financial, Inc.	460
658	Bank of America Corp.	4,489
118	Bank of New York Mellon Corp.	3,338

Hartford Index HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Diversified Financials (continued)
40	Capital One Financial Corp.	$493
96	Charles Schwab Corp.	1,493
40	CIT Group, Inc.	114
563	Citigroup, Inc.	1,425
7	CME Group, Inc.	1,668
49	Discover Financial Services, Inc.	312
59	E*Trade Financial Corp. •	75
9	Federated Investors, Inc.	204
16	Franklin Resources, Inc.	841
47	Goldman Sachs Group, Inc.	5,035
8	IntercontinentalExchange, Inc. •	560
39	Invesco Ltd.	539
16	Janus Capital Group, Inc.	108
386	JP Morgan Chase & Co.	10,271
15	Legg Mason, Inc.	233
19	Leucadia National Corp.	278
20	Moody’s Corp.	449
110	Morgan Stanley	2,516
14	Nasdaq OMX Group, Inc. •	276
23	Northern Trust Corp.	1,377
27	NYSE Euronext	476
48	SLM Corp. •	238
44	State Street Corp.	1,366
26	T. Rowe Price Group, Inc.	760

		41,035

	Energy — 12.6%
47	Anadarko Petroleum Corp.	1,838
34	Apache Corp.	2,208
32	Baker Hughes, Inc.	907
30	BJ Services Co.	299
11	Cabot Oil & Gas Corp.	250
22	Cameron International Corp. •	489
58	Chesapeake Energy Corp.	986
206	Chevron Corp.	13,862
152	ConocoPhillips Holding Co.	5,959
19	Consol Energy, Inc.	469
46	Devon Energy Corp.	2,041
7	Diamond Offshore Drilling, Inc.	446
72	El Paso Corp.	449
15	ENSCO International, Inc.	385
26	EOG Resources, Inc.	1,407
508	Exxon Mobil Corp.	34,598
92	Halliburton Co.	1,427
29	Hess Corp.	1,582
73	Marathon Oil Corp.	1,912
9	Massey Energy Co.	89
20	Murphy Oil Corp.	879
29	Nabors Industries Ltd. •	291
43	National Oilwell Varco, Inc. •	1,233
18	Noble Energy, Inc.	958
83	Occidental Petroleum Corp.	4,636
28	Peabody Energy Corp.	689
12	Pioneer Natural Resources Co.	196
16	Range Resources Corp.	663
12	Rowan Companies, Inc.	139
123	Schlumberger Ltd.	4,996
23	Smith International, Inc.	485
35	Southwestern Energy Co. •	1,048
66	Spectra Energy Corp.	935
12	Sunoco, Inc.	317
14	Tesoro Corp.	191
53	Valero Energy Corp.	949
60	Williams Cos., Inc.	678
60	XTO Energy, Inc.	1,824

		92,710

	Food & Staples Retailing — 3.4%
45	Costco Wholesale Corp.	2,062
150	CVS/Caremark Corp.	4,113
67	Kroger Co.	1,424
44	Safeway, Inc.	890
22	Supervalu, Inc.	311
61	Sysco Corp.	1,382
101	Walgreen Co.	2,633
230	Wal-Mart Stores, Inc.	11,978
14	Whole Foods Market, Inc.	243

		25,036

	Food, Beverage & Tobacco — 6.1%
212	Altria Group, Inc.	3,404
66	Archer Daniels Midland Co.	1,833
10	Brown-Forman Corp.	390
21	Campbell Soup Co.	576
205	Coca-Cola Co.	8,995
33	Coca-Cola Enterprises, Inc.	430
46	ConAgra Foods, Inc.	775
20	Constellation Brands, Inc. Class A •	238
16	Dean Foods Co. •	288
26	Dr Pepper Snapple Group •	441
34	General Mills, Inc.	1,681
32	H.J. Heinz Co.	1,070
17	Hershey Co.	592
7	Hormel Foods Corp.	228
12	J.M. Smucker Co.	455
26	Kellogg Co.	951
151	Kraft Foods, Inc.	3,367
17	Lorillard, Inc.	1,065
13	McCormick & Co., Inc.	395
15	Molson Coors Brewing Co.	528
14	Pepsi Bottling Group, Inc.	307
160	PepsiCo, Inc.	8,240
206	Philip Morris International, Inc.	7,333
17	Reynolds American, Inc.	623
72	Sara Lee Corp.	578
31	Tyson Foods, Inc. Class A	292

		45,075

	Health Care Equipment & Services — 4.3%
47	Aetna, Inc.	1,134
16	Amerisource Bergen Corp.	511
10	Bard (C.R.), Inc.	812
63	Baxter International, Inc.	3,235
25	Becton, Dickinson & Co.	1,657
154	Boston Scientific Corp. •	1,228
37	Cardinal Health, Inc.	1,165
28	Cigna Corp.	490
15	Coventry Health Care, Inc. •	198
52	Covidien Ltd.	1,721
11	DaVita, Inc. •	470
15	Dentsply International, Inc.	411

Hartford Index HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care Equipment & Services (continued)
26	Express Scripts, Inc. •	$1,178
16	Hospira, Inc. •	505
17	Humana, Inc. •	453
19	IMS Health, Inc.	232
4	Intuitive Surgical, Inc. •	381
11	Laboratory Corp. of America Holdings •	651
28	McKesson Corp.	987
50	Medco Health Solutions, Inc. •	2,085
115	Medtronic, Inc.	3,389
9	Patterson Cos., Inc. •	178
16	Quest Diagnostics, Inc.	755
36	St. Jude Medical, Inc. •	1,293
24	Stryker Corp.	833
43	Tenet Healthcare Corp. •	50
125	UnitedHealth Group, Inc.	2,616
13	Varian Medical Systems, Inc. •	388
51	Wellpoint, Inc. •	1,945
23	Zimmer Holdings, Inc. •	837

		31,788

	Household & Personal Products — 2.9%
44	Avon Products, Inc.	843
14	Clorox Co.	734
52	Colgate-Palmolive Co.	3,039
12	Estee Lauder Co., Inc.	294
43	Kimberly-Clark Corp.	1,962
301	Procter & Gamble Co.	14,189

		21,061

	Insurance — 2.1%
49	Aflac, Inc.	956
56	Allstate Corp.	1,073
281	American International Group, Inc.	281
28	AON Corp.	1,147
12	Assurant, Inc.	267
37	Chubb Corp.	1,558
17	Cincinnati Financial Corp.	388
45	Genworth Financial, Inc.	86
27	Lincoln National Corp.	182
38	Loews Corp.	835
53	Marsh & McLennan Cos., Inc.	1,073
18	MBIA, Inc. •	82
87	Metlife, Inc.	1,971
27	Principal Financial Group, Inc.	224
71	Progressive Corp.	951
45	Prudential Financial, Inc.	852
9	Torchmark Corp.	236
61	Travelers Cos., Inc.	2,485
35	Unum Group	438
36	XL Capital Ltd. Class A	195

		15,280

	Materials — 3.2%
22	Air Products and Chemicals, Inc.	1,212
11	AK Steel Holding Corp.	81
98	Alcoa, Inc.	717
10	Allegheny Technologies, Inc.	221
10	Ball Corp.	418
10	Bemis Co., Inc.	216
5	CF Industries Holdings, Inc.	356
95	Dow Chemical Co.	801
93	E.I. DuPont de Nemours & Co.	2,073
7	Eastman Chemical Co.	200
17	Ecolab, Inc.	598
42	Freeport-McMoRan Copper & Gold, Inc.	1,612
8	International Flavors & Fragrances, Inc.	247
44	International Paper Co.	309
18	MeadWestvaco Corp.	211
56	Monsanto Co.	4,683
50	Newmont Mining Corp.	2,250
32	Nucor Corp.	1,232
17	Owens-Illinois, Inc. •	248
14	Pactiv Corp. •	198
17	PPG Industries, Inc.	623
32	Praxair, Inc.	2,123
13	Rohm & Haas Co.	1,011
16	Sealed Air Corp.	224
13	Sigma-Aldrich Corp.	473
9	Titanium Metals Corp.	48
12	United States Steel Corp.	252
11	Vulcan Materials Co.	503
22	Weyerhaeuser Co.	600

		23,740

	Media — 2.4%
70	CBS Corp. Class B	268
296	Comcast Corp. Class A	4,039
54	DirecTV Group, Inc. •	1,238
24	Gannett Co., Inc.	52
49	Interpublic Group of Cos., Inc. •	202
32	McGraw-Hill Cos., Inc.	739
4	Meredith Corp.	62
12	New York Times Co. Class A	54
236	News Corp. Class A	1,566
32	Omnicom Group, Inc.	747
9	Scripps Networks Interactive Class A	208
36	Time Warner Cable, Inc.	885
123	Time Warner, Inc.	2,373
62	Viacom, Inc. Class B •	1,084
191	Walt Disney Co.	3,465
1	Washington Post Co. Class B	232

		17,214

	Pharmaceuticals, Biotechnology & Life Sciences — 10.5%
159	Abbott Laboratories	7,577
32	Allergan, Inc.	1,512
106	Amgen, Inc. •	5,264
31	Biogen Idec, Inc. •	1,602
204	Bristol-Myers Squibb Co.	4,461
47	Celgene Corp. •	2,098
7	Cephalon, Inc. •	483
104	Eli Lilly & Co.	3,473
31	Forest Laboratories, Inc. •	681
28	Genzyme Corp. •	1,658
94	Gilead Sciences, Inc. •	4,337
284	Johnson & Johnson	14,958
25	King Pharmaceuticals, Inc. •	180
18	Life Technologies Corp. •	580
217	Merck & Co., Inc.	5,797

Hartford Index HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
6	Millipore Corp. •	$329
31	Mylan, Inc. •	420
12	PerkinElmer, Inc.	153
694	Pfizer, Inc.	9,446
167	Schering-Plough Corp.	3,938
43	Thermo Fisher Scientific, Inc. •	1,532
10	Waters Corp. •	370
11	Watson Pharmaceuticals, Inc. •	335
137	Wyeth	5,893

		77,077

	Real Estate — 0.8%
12	Apartment Investment & Management Co.	66
8	Avalonbay Communities, Inc.	386
13	Boston Properties, Inc.	438
23	CB Richard Ellis Group, Inc Class A •	93
28	Equity Residential Properties Trust	515
26	HCP, Inc.	466
11	Health Care, Inc.	349
54	Host Hotels & Resorts, Inc.	212
24	Kimco Realty Corp.	183
17	Plum Creek Timber Co., Inc.	494
28	ProLogis	179
13	Public Storage	714
24	Simon Property Group, Inc.	844
15	Ventas, Inc.	332
14	Vornado Realty Trust	480

		5,751

	Retailing — 3.3%
9	Abercrombie & Fitch Co. Class A	213
33	Amazon.com, Inc. •	2,428
11	AutoNation, Inc. •	154
4	AutoZone, Inc. •	627
27	Bed Bath & Beyond, Inc. •	661
35	Best Buy Co., Inc.	1,325
8	Big Lots, Inc. •	176
22	Expedia, Inc. •	196
14	Family Dollar Stores, Inc.	479
17	GameStop Corp. Class A •	472
48	Gap, Inc.	623
16	Genuine Parts Co.	489
174	Home Depot, Inc.	4,106
23	J.C. Penney Co., Inc.	458
31	Kohl’s Corp. •	1,325
28	Limited Brands, Inc.	242
151	Lowe’s Co., Inc.	2,750
43	Macy’s, Inc.	384
16	Nordstrom, Inc.	274
28	Office Depot, Inc. •	37
14	O’Reilly Automotive, Inc. •	487
13	RadioShack Corp.	110
6	Sears Holdings Corp. •	259
10	Sherwin-Williams Co.	528
73	Staples, Inc.	1,328
77	Target Corp.	2,664
13	Tiffany & Co.	274
43	TJX Cos., Inc.	1,097

		24,166

	Semiconductors & Semiconductor Equipment — 2.5%
58	Advanced Micro Devices, Inc. •	175
30	Altera Corp.	530
30	Analog Devices, Inc.	576
137	Applied Materials, Inc.	1,470
44	Broadcom Corp. Class A •	875
572	Intel Corp.	8,606
17	KLA-Tencor Corp.	349
23	Linear Technology Corp.	525
67	LSI Corp. •	202
23	MEMC Electronic Materials, Inc. •	378
19	Microchip Technology, Inc.	397
78	Micron Technology, Inc. •	319
20	National Semiconductor Corp.	206
10	Novellus Systems, Inc. •	166
55	NVIDIA Corp. •	544
18	Teradyne, Inc. •	78
131	Texas Instruments, Inc.	2,168
28	Xilinx, Inc.	540

		18,104

	Software & Services — 6.7%
54	Adobe Systems, Inc. •	1,153
10	Affiliated Computer Services, Inc. Class A •	481
18	Akamai Technologies, Inc. •	340
23	Autodesk, Inc. •	391
52	Automatic Data Processing, Inc.	1,825
19	BMC Software, Inc. •	627
41	CA, Inc.	715
19	Citrix Systems, Inc. •	420
30	Cognizant Technology Solutions Corp. •	624
16	Computer Sciences Corp. •	574
25	Compuware Corp. •	167
13	Convergys Corp. •	102
111	eBay, Inc. •	1,392
33	Electronic Arts, Inc. •	602
20	Fidelity National Information Services, Inc.	356
16	Fiserv, Inc. •	586
25	Google, Inc. •	8,587
33	Intuit, Inc. •	891
7	Mastercard, Inc.	1,239
16	McAfee, Inc. •	529
786	Microsoft Corp.	14,441
35	Novell, Inc. •	151
394	Oracle Corp. •	7,125
33	Paychex, Inc.	847
11	Salesforce.com, Inc. •	357
84	Symantec Corp. •	1,261
20	Total System Services, Inc.	281
20	VeriSign, Inc. •	374
73	Western Union Co.	917
143	Yahoo!, Inc. •	1,836

		49,191

	Technology Hardware & Equipment — 8.3%
36	Agilent Technologies, Inc. •	557

Hartford Index HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment (continued)
18	Amphenol Corp. Class A	$501
92	Apple, Inc. •	9,625
9	Ciena Corp. •	72
600	Cisco Systems, Inc. •	10,065
160	Corning, Inc.	2,121
178	Dell, Inc. •	1,687
207	EMC Corp. •	2,358
16	FLIR Systems, Inc. •	317
14	Harris Corp.	396
246	Hewlett-Packard Co.	7,901
138	International Business Machines Corp.	13,366
22	Jabil Circuit, Inc.	122
22	JDS Uniphase Corp. •	72
54	Juniper Networks, Inc. •	809
8	Lexmark International, Inc. ADR •	136
14	Molex, Inc.	196
234	Motorola, Inc.	990
34	NetApp, Inc. •	505
12	QLogic Corp. •	138
170	Qualcomm, Inc.	6,601
23	SanDisk Corp. •	294
77	Sun Microsystems, Inc. •	561
41	Tellabs, Inc. •	186
18	Teradata Corp. •	288
47	Tyco Electronics Ltd.	520
89	Xerox Corp.	405

		60,789

	Telecommunication Services — 3.9%
41	American Tower Corp. Class A •	1,243
606	AT&T, Inc.	15,270
10	CenturyTel, Inc.	291
15	Embarq Corp.	554
32	Frontier Communications Corp.	230
151	Qwest Communications International, Inc.	517
295	Sprint Nextel Corp. •	1,051
292	Verizon Communications, Inc.	8,819
45	Windstream Corp.	365

		28,340

	Transportation — 2.0%
29	Burlington Northern Santa Fe Corp.	1,723
18	C.H. Robinson Worldwide, Inc.	799
41	CSX Corp.	1,062
22	Expeditors International of Washington, Inc.	617
32	FedEx Corp.	1,423
38	Norfolk Southern Corp.	1,273
6	Ryder System, Inc.	161
76	Southwest Airlines Co.	482
52	Union Pacific Corp.	2,127
102	United Parcel Service, Inc. Class B	5,037

		14,704

	Utilities — 4.2%
68	AES Corp. •	398
17	Allegheny Energy, Inc.	403
22	Ameren Corp.	507
42	American Electric Power Co., Inc.	1,054
36	CenterPoint Energy, Inc.	373
23	CMS Energy Corp.	276
28	Consolidated Edison, Inc.	1,115
21	Constellation Energy Group, Inc.	424
60	Dominion Resources, Inc.	1,860
17	DTE Energy Co.	466
132	Duke Energy Corp.	1,886
52	Dynegy Holdings, Inc. •	73
33	Edison International	965
20	Entergy Corp.	1,329
14	EQT Corp.	423
68	Exelon Corp.	3,074
31	FirstEnergy Corp.	1,209
42	FPL Group, Inc.	2,135
8	Integrys Energy Group, Inc.	204
5	Nicor, Inc.	153
28	NiSource, Inc.	277
18	Northeast Utilities	382
23	Pepco Holdings, Inc.	281
38	PG&E Corp.	1,437
10	Pinnacle West Capital Corp.	277
39	PPL Corp.	1,107
28	Progress Energy, Inc.	1,026
52	Public Service Enterprise Group, Inc.	1,534
18	Questar Corp.	527
13	SCANA Corp.	386
25	Sempra Energy	1,158
80	Southern Co.	2,449
22	TECO Energy, Inc.	244
12	Wisconsin Energy Corp.	494
47	Xcel Energy, Inc.	871

		30,777

	Total common stock (Cost $1,036,919)	$712,240

Principal
Amount
SHORT-TERM INVESTMENTS — 2.8%
	Repurchase Agreements — 2.4%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2009 in the amount of $15,503, collateralized by U.S. Treasury Bond 4.50% - 7.25%, 2022 - 2036, value of $15,978)
$15,503	0.02% dated 03/31/2009		$15,503
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2009 in the amount of $2,285, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $2,339)
2,285	0.18% dated 03/31/2009		2,285

			17,788

	U.S. Treasury Bills — 0.4%
2,900	0.10%, 04/16/2009 ○ ☐		2,899

	Total short-term investments (Cost $20,688)		$20,687

	Total investments (Cost $1,057,607) ▲	99.9%	$732,927
	Other assets and liabilities	0.1%	802

	Total net assets	100.0%	$733,729

Hartford Index HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $1,082,111 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$93,842
Unrealized Depreciation	(443,026)

Net Unrealized Depreciation	$(349,184)

•	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

☐	Security pledged as initial margin deposit for open futures contracts at March 31, 2009.
Futures Contracts Outstanding at March 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Index	111	Long	Jun 2009	$1,007

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford International Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.4%
	Australia — 1.3%
190	CSL Ltd.	$4,294

	Austria — 0.5%
51	OMV AG	1,713

	Belgium — 1.0%
2,365	Hansen Transmissions •	3,369

	Brazil — 2.7%
302	Companhia Vale do Rio Doce ADR	4,018
157	Petroleo Brasileiro S.A. ADR	4,771

		8,789

	Canada — 5.7%
69	Agnico Eagle Mines Ltd.	3,916
136	Canadian Natural Resources Ltd.	5,291
105	EnCana Corp.	4,306
63	Potash Corp. of Saskatchewan, Inc.	5,067

		18,580

	China — 3.2%
21	Baidu, Inc. ADR •	3,638
863	China Life Insurance Co., Ltd.	2,838
1,491	China Merchants Bank Co., Ltd.	2,597
220	Ping An Insurance (Group) Co.	1,307

		10,380

	Denmark — 0.7%
53	Vestas Wind Systems A/S •	2,320

	Finland — 2.0%
160	Fortum Corp.	3,048
289	Nokia Oyj	3,383

		6,431

	France — 8.2%
90	BNP Paribas	3,714
43	Carrefour S.A.	1,676
68	Ipsen	2,608
133	Sanofi-Aventis S.A.	7,481
116	Technip S.A.	4,083
96	Total S.A.	4,738
27	Vallourec	2,468

		26,768

	Germany — 5.5%
8	Allianz SE	696
62	Daimler AG	1,565
92	Deutsche Bank AG	3,700
146	Metro AG	4,814
126	Siemens AG	7,181

		17,956

	Hong Kong — 1.4%
1,414	Li & Fung Ltd.	3,315
680	Link Reit	1,347

		4,662

	Israel — 2.5%
177	Teva Pharmaceutical Industries Ltd. ADR	7,974

	Japan — 9.4%
90	Denso Corp.	1,815
14	Fanuc Ltd.	964
39	Honda Motor Co., Ltd.	938
13	Nintendo Co., Ltd.	3,686
492	Nippon Electric Glass Co., Ltd.	3,489
519	Nomura Holdings, Inc.	2,631
201	Panasonic Corp.	2,222
8	Rakuten, Inc.	3,710
39	Rohm Co., Ltd.	1,939
48	Shin-Etsu Chemical Co., Ltd.	2,378
165	Softbank Corp.	2,125
84	Tokyo Electron Ltd.	3,135
26	Uni-Charm Corp.	1,605

		30,637

	Netherlands — 8.6%
269	ASML Holding N.V.	4,738
671	Koninklijke (Royal) KPN N.V.	8,960
854	Koninklijke Ahold N.V.	9,355
299	Qiagen N.V. •	4,761

		27,814

	Russia — 2.4%
101	Mobile Telesystems OJSC ADR	3,028
311	OAO Gazprom Class S ADR	4,617

		7,645

	South Korea — 2.0%
15	Samsung Electronics Co., Ltd.	6,374

	Spain — 1.7%
96	Industria de Diseno Textil S.A.	3,740
83	Telefonica S.A.	1,661

		5,401

	Sweden — 3.2%
50	Hennes & Mauritz Ab	1,862
299	Swedish Match Ab	4,317
507	Telefonaktiebolaget LM Ericsson	4,097

		10,276

	Switzerland — 13.2%
336	ABB Ltd.	4,687
66	Actelion Ltd. •	3,012
130	Credit Suisse Group AG	3,958
73	Julius Baer Holding Ltd.	1,782
250	Nestle S.A.	8,430
187	Nobel Biocare Holding AG	3,193
77	Roche Holding AG	10,572
22	Sonova Holding AG	1,310
14	Syngenta AG	2,744
358	UBS AG •	3,352

		43,040

	Taiwan — 1.1%
400	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,579

	United Kingdom — 21.1%
2,340	Arm Holdings plc	3,429
296	Autonomy Corp. plc •	5,532
323	BG Group plc	4,875
261	BHP Billiton plc	5,151
264	BP plc	1,768
163	British American Tobacco plc	3,772
137	Capita Group plc	1,335
1,290	easyJet plc •	5,163

Hartford International Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	United Kingdom (continued)
135	Imperial Tobacco Group plc	$3,039
654	J. Sainsbury plc	2,930
1,512	Kingfisher plc	3,241
1,265	Michael Page International plc	3,330
226	Rio Tinto plc	7,597
504	Standard Chartered plc	6,253
4,668	Vodafone Group plc	8,138
870	Wm Morrison Supermarkets	3,187

		68,740

	Total common stock (Cost $330,724)	$316,742

Principal
Amount
SHORT-TERM INVESTMENTS — 1.9%
	Repurchase Agreements — 1.9%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,421, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $1,449)
$1,421	0.24% dated 03/31/2009		$1,421

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $3,352, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $3,419)

3,352	0.20% dated 03/31/2009		3,352

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $911, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $929)

911	0.25% dated 03/31/2009		911
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $5, collateralized by U.S. Treasury Note 4.50%, 2012, value of $5)
5	0.13% dated 03/31/2009		5
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $619, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $632)
619	0.27% dated 03/31/2009		619

	Total short-term investments (Cost $6,308)		$6,308

	Total investments (Cost $337,032) ▲	99.3%	$323,050
	Other assets and liabilities	0.7%	2,174

	Total net assets	100.0%	$325,224

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.39% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $401,150 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,264
Unrealized Depreciation	(90,364)

Net Unrealized Depreciation	$(78,100)

•	Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at March 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$816	$800	04/02/09	$16
British Pound (Sell)	1,146	1,142	04/01/09	(4)
British Pound (Buy)	418	414	04/02/09	4
British Pound (Buy)	444	444	04/03/09	—
Euro (Buy)	3,331	3,332	04/01/09	(1)
Euro (Sell)	2,678	2,653	04/01/09	(25)
Euro (Buy)	1,635	1,619	04/02/09	16
Euro (Buy)	1,824	1,825	04/02/09	(1)
Euro (Buy)	2,243	2,244	04/03/09	(1)
Japanese Yen (Sell)	1,474	1,488	04/01/09	14
Japanese Yen (Sell)	2,877	2,936	04/02/09	59
Swedish Krona (Sell)	702	705	04/01/09	3
Swedish Krona (Sell)	342	337	04/02/09	(5)
Swedish Krona (Buy)	962	962	04/03/09	—
Swiss Franc (Sell)	244	243	04/01/09	(1)
Swiss Franc (Sell)	1,556	1,538	04/02/09	(18)
Swiss Franc (Sell)	221	221	04/03/09	—

				$56

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford International Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)
Diversification by Industry
as of March 31, 2009

Percentage of
Industry	Net Assets
Automobiles & Components	1.4%
Banks	3.8
Capital Goods	6.4
Commercial & Professional Services	1.4
Consumer Durables & Apparel	0.7
Diversified Financials	4.7
Energy	11.0
Food & Staples Retailing	6.8
Food, Beverage & Tobacco	6.0
Health Care Equipment & Services	1.4
Household & Personal Products	0.5
Insurance	1.5
Materials	9.4
Pharmaceuticals, Biotechnology & Life Sciences	12.6
Real Estate	0.4
Retailing	4.9
Semiconductors & Semiconductor Equipment	7.3
Software & Services	3.9
Technology Hardware & Equipment	3.5
Telecommunication Services	7.3
Transportation	1.6
Utilities	0.9
Short-Term Investments	1.9
Other Assets and Liabilities	0.7

Total	100.0%

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 91.0%
	Canada — 6.8%
995	Brookfield Asset Management, Inc.	$13,859
454	Canadian Natural Resources Ltd.	17,593
325	EnCana Corp.	13,297
688	Toronto-Dominion Bank	23,705

		68,454

	China — 0.8%
1,104	China Life Insurance Co., Ltd.	3,631
7,827	Industrial and Commercial Bank of China	4,068

		7,699

	Finland — 0.8%
681	Nokia Oyj	7,960

	France — 11.8%
206	BNP Paribas	8,487
1,163	France Telecom S.A.	26,524
457	Groupe Danone	22,216
199	L’Oreal S.A.	13,713
326	Michelin (C.G.D.E.) Class B	12,068
178	Sanofi-Aventis S.A.	10,004
535	Total S.A.	26,436

		119,448

	Germany — 7.3%
171	Allianz SE	14,287
360	Deutsche Boerse AG	21,594
121	Muenchener Rueckversicherungs-Gesellschaft AG	14,794
225	S.p.A.	7,878
278	Siemens AG	15,878

		74,431

	Hong Kong — 2.7%
3,284	Cathay Pacific Airways Ltd.	3,257
2,191	Esprit Holdings Ltd.	11,179
11,436	Shangri-La Asia Ltd.	12,988

		27,424

	Ireland — 3.5%
236	CRH plc — FPR ●	5,140
983	CRH plc	21,397
1,025	Ryanair Holdings plc ●	3,926
217	Ryanair Holdings plc ADR ●	5,025

		35,488

	Israel — 1.9%
437	Teva Pharmaceutical Industries Ltd. ADR	19,705

	Japan — 12.0%
207	Astellas Pharma, Inc.	6,393
250	Daiichi Sankyo Co., Ltd.	4,198
301	Denso Corp.	6,075
252	East Japan Railway Co.	13,148
282	Eisai Co., Ltd.	8,301
1,541	Fuji Heavy Industries Ltd.	5,129
125	Honda Motor Co., Ltd.	2,969
127	Ibiden Co., Ltd.	3,104
2	Japan Tobacco, Inc.	4,667
1,359	Mitsubishi Electric Corp.	6,176
831	Mitsubishi Estate Co., Ltd.	9,427
347	NGK Spark Plug Co., Ltd.	2,954
158	Nidec Corp.	7,094
21	Nintendo Co., Ltd.	6,055
330	Nippon Telegraph & Telephone Corp.	12,575
8	Nitori Co., Ltd.	453
259	Olympus Corp.	4,227
127	Secom Co., Ltd.	4,695
473	Softbank Corp.	6,097
152	Sumitomo Mitsui Financial Group, Inc.	5,335
887	Toshiba Corp.	2,311

		121,383

	Mexico — 0.4%
731	Cemex S.A. de C.V. ADR ●	4,571

	Netherlands — 2.8%
862	ING Groep N.V.	4,724
1,798	Koninklijke (Royal) KPN N.V.	24,000

		28,724

	Russia — 0.2%
80	Mobile Telesystems OJSC ADR	2,397

	South Africa — 1.8%
1,075	Impala Platinum Holdings Ltd.	17,990

	South Korea — 1.0%
24	Samsung Electronics Co., Ltd.	10,006

	Spain — 3.1%
685	Enagas	9,706
336	Industria de Diseno Textil S.A.	13,089
221	Red Electrica Corporacion S.A.	8,641

		31,436

	Sweden — 1.3%
789	Assa Abloy Ab	7,385
159	Hennes & Mauritz Ab	5,974

		13,359

	Switzerland — 8.0%
494	Julius Baer Holding Ltd.	12,138
921	Nestle S.A.	31,103
50	Roche Holding AG	6,840
99	Synthes, Inc.	11,049
2,070	UBS AG ●	19,404

		80,534

	Taiwan — 1.7%
3,719	Hon Hai Precision Industry Co., Ltd.	8,416
967	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,657

		17,073

	Turkey — 0.3%
2,188	Turkiye Garanti Bankasi A.S.	3,096

	United Kingdom — 22.8%
555	AstraZeneca plc	19,650
1,289	BG Group plc	19,441
428	BHP Billiton plc	8,449
3,629	BP plc	24,337
456	British Land Co. plc	2,355
3,731	HSBC Holding plc	20,774
1,555	HSBC Holdings plc — Rights	2,629
878	Imperial Tobacco Group plc	19,713
2,855	National Grid plc	21,930
931	Rio Tinto plc	31,257

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	United Kingdom (continued)
1,103	SABMiller plc	$16,406
903	Standard Chartered plc	11,214
16,664	Vodafone Group plc	29,053
952	Wolseley plc	3,144

		230,352

	Total common stock (Cost $1,159,473)	$921,530

EXCHANGE TRADED FUNDS — 5.0%
	United States — 5.0%
353	iShares MSCI Emerging Markets Index Fund	$8,753
2,846	iShares MSCI Japan	22,513
458	iShares MSCI Pac Ex	11,283
184	iShares S&P Eur 350	4,708
273	Market Vectors Russia ETF	3,831

	Total exchange traded funds (Cost $54,275)	$51,088

	Total long-term investments (Cost $1,213,748)	$972,618

Principal
Amount
SHORT-TERM INVESTMENTS — 2.6%
	Repurchase Agreements — 2.6%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $5,816, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $5,933)
$5,816	0.24% dated 03/31/2009		$5,816

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $13,721, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $13,995)

13,721	0.20% dated 03/31/2009		13,721

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $3,728, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $3,803)

3,728	0.25% dated 03/31/2009		3,728
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $21, collateralized by U.S. Treasury Note 4.50%, 2012, value of $21)
21	0.13% dated 03/31/2009		21
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $2,535, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $2,586)
2,535	0.27% dated 03/31/2009		$2,535

	Total short-term investments (Cost $25,821)		$25,821

	Total investments (Cost $1,239,569) ▲	98.6%	$998,439
	Other assets and liabilities	1.4%	13,882

	Total net assets	100.0%	$1,012,321

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 91.03% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $1,296,477 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$27,530
Unrealized Depreciation	(325,568)

Net Unrealized Depreciation	$(298,038)

•	Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at March 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$6,701	$6,679	04/01/09	$(22)
British Pound (Sell)	9,387	9,292	04/02/09	(95)
Euro (Sell)	2,030	2,031	04/01/09	1
Hong Kong Dollar (Buy)	1,553	1,553	04/02/09	—
Japanese Yen (Buy)	4,593	4,663	04/01/09	(70)
Japanese Yen (Buy)	1,794	1,831	04/02/09	(37)
Swiss Franc (Buy)	1,967	1,964	04/03/09	3

				$(220)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Industry
as of March 31, 2009

Percentage of
Industry	Net Assets
Automobiles & Components	2.9%
Banks	7.9
Capital Goods	3.2
Commercial & Professional Services	0.5
Consumer Durables & Apparel	1.4
Consumer Services	1.3
Diversified Financials	10.6
Energy	9.9
Food, Beverage & Tobacco	9.4
Health Care Equipment & Services	1.5
Household & Personal Products	1.4
Insurance	3.2
Materials	8.7
Pharmaceuticals, Biotechnology & Life Sciences	7.3
Real Estate	1.1
Retailing	3.1
Semiconductors & Semiconductor Equipment	1.9
Software & Services	1.4
Technology Hardware & Equipment	2.8
Telecommunication Services	10.0
Transportation	2.5
Utilities	4.0
Short-Term Investments	2.6
Other Assets and Liabilities	1.4

Total	100.0%

Hartford International Small Company HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 95.5%
	Australia — 4.4%
282	AJ Lucas Group Ltd.	$560
270	Brambles Ltd.	899
487	Incitec Pivot Ltd.	722
320	Karoon Gas Australia Ltd. ●	674
83	Sims Metal Management Ltd.	984
748	Whitehaven Coal Ltd.	833
104	Worleyparsons Ltd.	1,316

		5,988

	Belgium — 0.4%
26	Umicore	485

	Brazil — 0.3%
61	Hypermarcas S.A. ●	446

	China — 2.0%
56	Mindray Medical International Ltd.	1,040
18	Shanda Interactive Entertainment Ltd. ADR ●	696
516	Shandong Weigao Group Medical Polymer Co., Ltd.	918

		2,654

	Denmark — 1.2%
26	Carlsberg A/S Class B	1,050
37	H. Lundbeck A/S	626

		1,676

	France — 16.6%
22	April Group	611
28	BioMerieux S.A.	2,204
35	Bureau Veritas S.A.	1,334
34	Eurofins Scientific	1,449
5	Guerbet S.A.	775
18	Imerys S.A.	658
39	Ipsen	1,485
72	Korian	1,546
64	Maurel ET Prom	865
19	Orpea ●	756
180	Rhodia S.A.	661
62	Scor Se	1,271
28	Seche Environment	1,605
88	Sechilienne S.A.	2,776
14	Vallourec	1,286
19	Vilmorin & Cie	1,774
20	Virbac S.A.	1,420

		22,476

	Germany — 5.1%
157	ElringKlinger AG	1,564
31	Hochtief AG	1,179
8	K+S AG	388
155	Kontron AG	1,490
149	Praktiker Bau-Und Heimwerkermaerkte Holding AG	782
15	Salzgitter AG	837
6	Vossloh AG	663

		6,903

	Hong Kong — 2.4%
316	ASM Pacific Technology	1,106
76	Hong Kong Exchanges & Clearing Ltd.	716
673	Noble Group Ltd.	527
733	Shangri-La Asia Ltd.	833

		3,182

	Italy — 2.6%
260	Antichi Pellettieri S.p.A.	599
105	DiaSorin S.p.A.	2,359
505	Immobiliare Grande Distribuzione	613

		3,571

	Japan — 28.5%
101	Aeon Delight Co., Ltd.	1,263
43	Aisin Seiki Co., Ltd.	690
189	Asics Corp.	1,319
28	Benesse Corp.	1,046
55	Capcom Co., Ltd.	987
206	Chiyoda Corp.	1,115
—	EPS Co., Ltd.	1,727
134	Hitachi Metals Ltd.	954
54	Ibiden Co., Ltd.	1,311
4	Jupiter Telecommunications Co., Ltd.	2,413
36	Kobayashi Pharmaceutical Co., Ltd.	1,173
128	Mitsui O.S.K. Lines Ltd.	633
44	Miura Co., Ltd.	996
37	Modec, Inc.	495
53	Moshi Moshi Hotline, Inc.	945
153	Nabtesco Corp.	1,071
146	Nippon Electric Glass Co., Ltd.	1,036
20	OBIC Business Consultants Ltd.	634
7	OBIC Co., Ltd.	916
—	Osaka Securities Exchange Co., Ltd.	1,130
29	Point, Inc.	1,311
3	Rakuten, Inc.	1,311
155	Securities Carbon Ltd.	521
61	Shinko Electric Industries Co., Ltd.	583
319	Shinko Plantech Co., Ltd.	2,003
186	Shionogi & Co., Ltd.	3,203
76	Square Enix Holdings Co., Ltd.	1,432
24	Sugi Holdings Co., Ltd.	442
62	Sumco Corp.	918
32	Sundrug Co., Ltd.	493
39	Sysmex Corp.	1,250
230	Toyo Engineering Corp.	679
121	Toyota Boshoku Corp.	1,257
18	Yamada Denki Co., Ltd.	695
175	Yokogawa Electric Corp.	710

		38,662

	Netherlands — 1.1%
17	Smit International N.V.	968
174	Spazio Investment N.V.	579

		1,547

	Norway — 2.5%
1,139	DNO International ASA ●	995
60	Kongsberg Gruppen ASA	2,323

		3,318

	Papua New Guinea — 0.5%
169	New Britain Palm Oil Ltd.	716

	Singapore — 1.3%
2,313	Goodpack Ltd.	1,006
730	Hyflux Ltd.	792

		1,798

Hartford International Small Company HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	South Korea — 1.7%
42	Korea Plant Service & Engineering Co., Ltd. ●	$947
5	Megastudy Co., Ltd.	784
12	Mirae Asset Securities Co., Ltd. ●	603

		2,334

	Spain — 1.6%
76	Grifols S.A.	1,089
123	Laboratorios Almiral S.A.	1,067

		2,156

	Sweden — 2.9%
196	Lundin Petroleum Ab ●	1,063
149	Sweco Ab	686
155	Swedish Match Ab	2,243

		3,992

	Switzerland — 7.9%
22	Bachem Holding AG Class B	1,181
150	Dufry Group	2,262
10	Kuehne & Nagel International AG	606
118	Paris RE Holdings Ltd.	2,033
200	Temenos Group AG ●	2,156
14	Valiant Holding AG	2,447

		10,685

	United Kingdom — 10.9%
277	Babcock International Group plc	1,701
246	Brown (N) Group plc	668
36	Chemring Group plc	992
413	Clapham House Group plc ●	406
133	Connaught plc	578
350	Domino’s Pizza UK & IRL plc	1,127
1,060	Hampson Industries plc	1,374
210	ICAP plc	914
176	IG Group Holdings plc	441
71	James Fisher & Sons plc	414
380	Mears Group plc	1,188
142	Rightmove	533
174	SSL International plc	1,117
127	Ultra Electronics Holdings plc	1,981
197	VT Group plc	1,337

		14,771

	United States — 1.6%
56	Netease.com, Inc. ●	1,490
15	New Oriental Education & Technology Group, Inc. ADR ●	729

		2,219

	Total common stock (Cost $185,293)	$129,579

Principal
Amount
SHORT-TERM INVESTMENTS — 1.2%
	Repurchase Agreements — 1.2%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $368, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $375)
$368	0.24% dated 03/31/2009		$368

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $867, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $885)

$867	0.20% dated 03/31/2009		$867

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $236, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $240)

236	0.25% dated 03/31/2009		236
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1, collateralized by U.S. Treasury Note 4.50%, 2012, value of $1)
1	0.13% dated 03/31/2009		1
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $160, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $163)
160	0.27% dated 03/31/2009		160

	Total short-term investments (Cost $1,632)		$1,632

	Total investments (Cost $186,925) ▲	96.7%	$131,211
	Other assets and liabilities	3.3%	4,538

	Total net assets	100.0%	$135,749

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 93.82% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $189,122 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,113
Unrealized Depreciation	(62,024)

Net Unrealized Depreciation	$(57,911)

●	Currently non-income producing.

Hartford International Small Company HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)
Forward Foreign Currency Contracts Outstanding at March 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$302	$302	04/01/09	$—
Australian Dollar (Sell)	117	115	04/02/09	(2)
Australian Dollar (Sell)	192	191	04/03/09	(1)
British Pound (Buy)	14	14	04/01/09	—
British Pound (Sell)	110	110	04/03/09	—
Danish Krone (Sell)	587	587	04/01/09	—
Euro (Sell)	31	31	04/02/09	—
Japanese Yen (Sell)	1,675	1,697	04/01/09	22
Japanese Yen (Sell)	994	1,015	04/02/09	21
Japanese Yen (Sell)	308	309	04/03/09	1
Swiss Franc (Buy)	602	601	04/03/09	1

				$42

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Industry
as of March 31, 2009

Percentage of
Industry	Net Assets
Automobiles & Components	2.5
Banks	1.8
Capital Goods	12.8
Commercial & Professional Services	7.8
Consumer Durables & Apparel	1.4
Consumer Services	3.6
Diversified Financials	2.8
Energy	6.5
Food & Staples Retailing	0.7
Food, Beverage & Tobacco	4.2
Health Care Equipment & Services	8.8
Household & Personal Products	1.2
Insurance	2.9
Materials	4.2
Media	2.2
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Real Estate	0.9
Retailing	5.3
Semiconductors & Semiconductor Equipment	3.0
Software & Services	6.1
Technology Hardware & Equipment	2.2
Transportation	2.3
Utilities	2.6
Short-Term Investments	1.2
Other Assets and Liabilities	3.3

Total	100.0%

Hartford LargeCap Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.1%
	Capital Goods — 7.2%
9	3M Co.	$453
11	AMETEK, Inc.	353
10	Boeing Co.	338
6	Danaher Corp.	347
9	Donaldson Co., Inc.	244
8	Dover Corp.	222
15	Emerson Electric Co.	418
9	Fastenal Co.	302
2	First Solar, Inc. ●	305
7	Fluor Corp.	238
19	Graco, Inc.	316
16	Honeywell International, Inc.	451
12	IDEX Corp.	267
10	Joy Global, Inc.	222
7	Lockheed Martin Corp.	496
7	MSC Industrial Direct Co., Inc.	205
7	Roper Industries, Inc.	276
11	United Technologies Corp.	481
5	Valmont Industries, Inc.	246

		6,180

	Commercial & Professional Services— 2.4%
9	Brink’s Co.	249
14	Corporate Executive Board Co.	200
7	Dun & Bradstreet Corp.	539
21	Pitney Bowes, Inc.	478
8	Stericycle, Inc. ●	401
9	Waste Management, Inc.	223

		2,090

	Consumer Durables & Apparel — 1.0%
15	Coach, Inc. ●	255
10	Hasbro, Inc.	261
8	NIKE, Inc. Class B	355

		871

	Consumer Services — 5.7%
7	Apollo Group, Inc. Class A ●	533
12	Burger King Holdings, Inc.	273
10	Choice Hotels International, Inc.	258
7	DeVry, Inc.	313
11	H & R Block, Inc.	197
5	ITT Educational Services, Inc. ●	631
21	McDonald’s Corp.	1,141
9	Panera Bread Co. Class A ●	475
3	Strayer Education, Inc.	559
18	Yum! Brands, Inc.	506

		4,886

	Diversified Financials — 2.6%
25	Eaton Vance Corp.	576
16	Federated Investors, Inc.	352
5	Franklin Resources, Inc.	253
15	MSCI, Inc. ●	250
34	SEI Investments Co.	410
24	Waddell and Reed Financial, Inc. Class A	439

		2,280

	Energy — 5.3%
18	Exxon Mobil Corp.	1,258
5	IHS, Inc. ●	214
12	Murphy Oil Corp.	528
13	Occidental Petroleum Corp.	718
25	Oil States International, Inc. ●	330
44	Patterson-UTI Energy, Inc.	391
18	Schlumberger Ltd.	747
37	Williams Cos., Inc.	425

		4,611

	Food & Staples Retailing — 3.0%
5	Costco Wholesale Corp.	231
17	CVS/Caremark Corp.	470
13	Kroger Co.	284
15	Sysco Corp.	342
24	Wal-Mart Stores, Inc.	1,269

		2,596

	Food, Beverage & Tobacco — 6.4%
64	Altria Group, Inc.	1,019
10	Campbell Soup Co.	276
17	Coca-Cola Co.	752
5	General Mills, Inc.	245
15	H.J. Heinz Co.	480
8	Hansen National Corp. ●	295
6	Kellogg Co.	220
21	PepsiCo, Inc.	1,079
33	Philip Morris International, Inc.	1,188

		5,554

	Health Care Equipment & Services— 7.1%
6	Bard (C.R.), Inc.	466
13	Baxter International, Inc.	666
7	Becton, Dickinson & Co.	464
8	Cardinal Health, Inc.	252
5	Edwards Lifesciences Corp. ●	321
13	Express Scripts, Inc. ●	596
11	Hospira, Inc. ●	352
18	IMS Health, Inc.	226
5	Laboratory Corp. of America Holdings ●	269
7	Medco Health Solutions, Inc. ●	285
15	Medtronic, Inc.	455
9	Omnicare, Inc.	218
7	Quest Diagnostics, Inc.	337
12	St. Jude Medical, Inc. ●	452
6	Stryker Corp.	197
15	UnitedHealth Group, Inc.	316
9	Varian Medical Systems, Inc. ●	285

		6,157

	Household & Personal Products — 3.3%
13	Avon Products, Inc.	244
9	Church & Dwight Co., Inc.	465
13	Colgate-Palmolive Co.	791
28	Herbalife Ltd.	418
19	Procter & Gamble Co.	917

		2,835

	Materials — 5.2%
10	CF Industries Holdings, Inc.	690
15	Crown Holdings, Inc. ●	350
7	FMC Corp.	280
12	Intrepid Potash, Inc. ●	223
9	Monsanto Co.	759
15	Mosaic Co.	614
11	Owens-Illinois, Inc. ●	162

Hartford LargeCap Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Materials (continued)
4	Praxair, Inc.	$249
19	Southern Copper Corp.	331
28	Terra Industries, Inc.	795

		4,453

	Media — 2.1%
28	Comcast Corp. Class A	378
12	DirecTV Group, Inc. ●	277
25	DISH Network Corp. ●	282
16	DreamWorks Animation SKG, Inc. ●	355
10	Morningstar, Inc. ●	352
11	Walt Disney Co.	192

		1,836

	Pharmaceuticals, Biotechnology & Life Sciences — 8.0%
22	Abbott Laboratories	1,069
7	Allergan, Inc.	339
30	Bristol-Myers Squibb Co.	651
19	Endo Pharmaceuticals Holdings, Inc. ●	330
13	Gilead Sciences, Inc. ●	588
13	Johnson & Johnson	674
16	Merck & Co., Inc.	415
9	Millipore Corp. ●	494
14	Perrigo Co.	343
16	Pharmaceutical Product Development, Inc.	377
19	Warner Chilcott Ltd. ●	196
12	Waters Corp. ●	429
32	Watson Pharmaceuticals, Inc. ●	986

		6,891

	Retailing — 6.0%
10	Amazon.com, Inc. ●	720
4	AutoZone, Inc. ●	675
9	Best Buy Co., Inc.	334
10	Dollar Tree, Inc. ●	441
32	Gap, Inc.	418
8	Kohl’s Corp. ●	347
25	Limited Brands, Inc.	220
12	Lowe’s Co., Inc.	212
5	Priceline.com, Inc. ●	413
10	Ross Stores, Inc.	373
6	Sherwin-Williams Co.	307
9	Target Corp.	296
23	Urban Outfitters, Inc. ●	380

		5,136

	Semiconductors & Semiconductor Equipment— 2.5%
27	Altera Corp.	477
13	Analog Devices, Inc.	251
69	Intel Corp.	1,037
24	Texas Instruments, Inc.	401

		2,166

	Software & Services — 13.2%
7	Accenture Ltd. Class A	195
14	Adobe Systems, Inc. ●	291
6	Alliance Data Systems Corp. ●	214
22	Autodesk, Inc. ●	368
8	Automatic Data Processing, Inc.	274
20	Broadridge Financial Solutions	380
16	CA, Inc.	275
31	Cognizant Technology Solutions Corp. ●	634
33	eBay, Inc. ●	410
7	Factset Research Systems, Inc.	355
5	Google, Inc. ●	1,777
3	Mastercard, Inc.	584
137	Microsoft Corp.	2,515
67	Oracle Corp. ●	1,218
23	Paychex, Inc.	583
18	Red Hat, Inc. ●	323
17	Sohu.com, Inc. ●	694
24	Western Union Co.	299

		11,389

	Technology Hardware & Equipment— 12.4%
15	Apple, Inc. ●	1,535
14	Avnet, Inc. ●	245
99	Cisco Systems, Inc. ●	1,660
41	Corning, Inc.	543
31	Dell, Inc. ●	291
10	Dolby Laboratories, Inc. Class A ●	348
27	EMC Corp. ●	310
8	FLIR Systems, Inc. ●	156
37	Hewlett-Packard Co.	1,194
19	International Business Machines Corp.	1,814
32	Juniper Networks, Inc. ●	476
31	Qualcomm, Inc.	1,211
46	Western Digital Corp. ●	895

		10,678

	Telecommunication Services — 0.8%
119	Qwest Communications International, Inc.	407
12	Telephone and Data Systems, Inc.	313

		720

	Transportation— 2.0%
6	Burlington Northern Santa Fe Corp.	367
5	C.H. Robinson Worldwide, Inc.	246
8	CSX Corp.	194
12	Kirby Corp. ●	325
8	Norfolk Southern Corp.	283
8	Union Pacific Corp.	321

		1,736

	Utilities — 0.9%
63	AES Corp. ●	366
35	CenterPoint Energy, Inc.	366

		732

	Total common stock (Cost $100,002)	$83,797

EXCHANGE TRADED FUNDS — 0.1%
	Other Investment Pools and Funds — 0.1%
3	iShares Russell 1000	$98

	Total exchange traded funds (Cost $129)	$98

	Total long-term investments (Cost $100,131)	$83,895

Hartford LargeCap Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS — 1.8%
	Repurchase Agreements — 1.6%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,182, collateralized by U.S. Treasury Bond 4.50% - 7.25%, 2022 - 2036, value of $1,218)
$1,182	0.02% dated 03/31/2009		$1,182
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2009 in the amount of $174, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $178)
174	0.18% dated 03/31/2009		174

			1,356

	U.S. Treasury Bills— 0.2%
92	0.10%, 04/16/2009 ○ ☐		92
96	0.13%, 05/21/2009 ○ ☐		96

			188

	Total short-term investments (Cost $1,544)		$1,544

	Total investments (Cost $101,675) ▲	99.0%	$85,439
	Other assets and liabilities	1.0%	838

	Total net assets	100.0%	$86,277

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.80% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $102,323 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,626
Unrealized Depreciation	(19,510)

Net Unrealized Depreciation	$(16,884)

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

☐	Security pledged as initial margin deposit for open futures contracts at March 31, 2009.

Futures Contracts Outstanding at March 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Mini	35	Long	Jun 2009	$(2)

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 93.8%
	Banks — 3.0%
326	M&T Bank Corp.	$14,759
226	People’s United Financial, Inc.	4,052
841	PNC Financial Services Group, Inc.	24,634
363	SunTrust Banks, Inc.	4,258

		47,703

	Capital Goods — 6.1%
599	AMETEK, Inc.	18,740
251	Illinois Tool Works, Inc.	7,743
628	Kennametal, Inc.	10,180
796	Lennox International, Inc.	21,065
936	PACCAR, Inc.	24,114
234	Precision Castparts Corp.	14,040

		95,882

	Commercial & Professional Services — 2.7%
179	Dun & Bradstreet Corp.	13,791
617	Equifax, Inc. ●	15,093
805	Republic Services, Inc.	13,813

		42,697

	Consumer Durables & Apparel — 1.6%
969	Mattel, Inc.	11,171
34	NVR, Inc. ●	14,330

		25,501

	Consumer Services 4.4%
84	Apollo Group, Inc. Class A ●	6,595
545	Corinthian Colleges, Inc. ●	10,600
294	DeVry, Inc.	14,146
177	ITT Educational Services, Inc. ●	21,528
587	Scientific Games Corp. Class A ●	7,104
48	Strayer Education, Inc.	8,562

		68,535

	Diversified Financials — 0.9%
67	Blackrock, Inc.	8,739
393	Jefferies Group, Inc.	5,419

		14,158

	Energy — 5.9%
918	Denbury Resources, Inc. ●	13,640
649	Forest Oil Corp. ●	8,536
488	Noble Energy, Inc.	26,282
719	Smith International, Inc.	15,442
625	St. Mary Land & Exploration Co.	8,265
549	Ultra Petroleum Corp. ●	19,707

		91,872

	Food & Staples Retailing — 2.4%
108	BJ’s Wholesale Club, Inc. ●	3,464
796	Kroger Co.	16,900
1,233	Supervalu, Inc.	17,606

		37,970

	Food, Beverage & Tobacco — 0.8%
666	Coca-Cola Enterprises, Inc.	8,783
146	Pepsi Bottling Group, Inc.	3,231

		12,014

	Health Care Equipment & Services — 9.1%
565	Beckman Coulter, Inc.	28,841
211	Cerner Corp. ●	9,269
829	Community Health Systems, Inc. ●	12,717
120	Edwards Lifesciences Corp. ●	7,269
297	Humana, Inc. ●	7,738
353	Omnicare, Inc.	8,633
1,219	Patterson Cos., Inc. ●	22,992
715	St. Jude Medical, Inc. ●	25,972
240	Universal Health Services, Inc. Class B	9,194
316	Varian Medical Systems, Inc. ●	9,607

		142,232

	Household & Personal Products — 1.0%
297	Clorox Co.	15,285

	Insurance — 7.2%
400	AON Corp.	16,320
225	Axis Capital Holdings Ltd.	5,067
296	Everest Re Group Ltd.	20,922
402	Fidelity National Financial, Inc.	7,849
144	First American Financial Corp.	3,820
458	Marsh & McLennan Cos., Inc.	9,275
66	PartnerRe Ltd.	4,084
1,708	Unum Group	21,347
976	W.R. Berkley Corp.	22,012
13	White Mountains Insurance Group Ltd.	2,177

		112,873

	Materials — 4.5%
553	Ball Corp.	24,013
276	Cliff’s Natural Resources, Inc.	5,007
345	FMC Corp.	14,896
239	Mosaic Co.	10,025
417	Nucor Corp.	15,917

		69,858

	Media — 2.3%
1,219	DreamWorks Animation SKG, Inc. ●	26,377
459	Scripps Networks Interactive Class A	10,328

		36,705

	Pharmaceuticals, Biotechnology & Life Science—1; 5.3%
1,132	Amylin Pharmaceuticals, Inc. ●	13,304
700	Life Technologies Corp. ●	22,749
214	Myriad Genetics, Inc. ●	9,717
164	OSI Pharmaceuticals, Inc. ●	6,286
255	Perrigo Co.	6,342
429	Pharmaceutical Product Development, Inc.	10,183
498	Regeneron Pharmaceuticals, Inc. ●	6,899
259	Vertex Pharmaceuticals, Inc. ●	7,453

		82,933

	Real Estate — 1.0%
89	Liberty Property Trust	1,686
49	Regency Centers Corp.	1,291
344	Simon Property Group, Inc.	11,902

		14,879

	Retailing — 9.6%
394	Advance Automotive Parts, Inc.	16,177
125	AutoZone, Inc. ●	20,393
890	Best Buy Co., Inc.	33,796
36	Dick’s Sporting Goods, Inc. ●	514
905	O’Reilly Automotive, Inc. ●	31,695
302	Sherwin-Williams Co.	15,705
1,403	Staples, Inc.	25,405
329	Tiffany & Co.	7,091

		150,776

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
	Semiconductors & Semiconductor Equipment — 2.2%
694	Altera Corp.	$12,171
1,010	Lam Research Corp. ●	22,995

		35,166

	Software & Services — 9.9%
394	Adobe Systems, Inc. ●	8,430
369	BMC Software, Inc. ●	12,187
931	Electronic Arts, Inc. ●	16,929
409	Factset Research Systems, Inc.	20,441
436	Global Payments, Inc.	14,574
699	Micros Systems ●	13,110
1,370	Red Hat, Inc. ●	24,444
672	VeriSign, Inc. ●	12,688
2,638	Western Union Co.	33,162

		155,965

	Technology Hardware & Equipment — 5.5%
735	Diebold, Inc.	15,684
133	Itron, Inc. ●	6,307
666	Juniper Networks, Inc. ●	10,032
1,417	NCR Corp. ●	11,266
1,667	NetApp, Inc. ●	24,732
1,115	Teradata Corp. ●	18,080

		86,101

	Telecommunication Services — 1.1%
554	American Tower Corp. Class A ●	16,871

	Transportation — 1.1%
399	J.B. Hunt Transport Services, Inc.	9,613
251	Landstar System, Inc.	8,397

		18,010

	Utilities — 6.2%
176	DPL, Inc.	3,969
1,404	Northeast Utilities	30,317
1,374	UGI Corp.	32,447
390	Wisconsin Energy Corp.	16,040
797	Xcel Energy, Inc.	14,852

		97,625

	Total common stock (Cost $1,839,685)	$1,471,611

Principal
Amount
SHORT-TERM INVESTMENTS — 5.5% Repurchase Agreements — 5.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $19,606, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $19,998)
$19,605	0.24% dated 03/31/2009		$19,605

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $46,249, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $47,174)

46,249	0.20% dated 03/31/2009		46,249

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $12,568, collateralized by FHLMC 6.00% 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $12,819)

$12,568	0.25% dated 03/31/2009		$12,568
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $69, collateralized by U.S. Treasury Note 4.50%, 2012, value of $71)
69	0.13% dated 03/31/2009		69
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $8,546, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $8,717)
8,546	0.27% dated 03/31/2009		8,546

	Total short-term investments (Cost $87,037)		$87,037

	Total investments (Cost $1,926,722) ▲	99.3%	$1,558,648
	Other assets and liabilities	0.7%	11,062

	Total net assets	100.0%	$1,569,710

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $1,930,809 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$64,268
Unrealized Depreciation	(436,429)

Net Unrealized Depreciation	$(372,161)

●	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford MidCap Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.9%
	Capital Goods — 12.0%
3	Alliant Techsystems, Inc. ●	$214
6	AMETEK, Inc.	178
12	Carlisle Cos., Inc.	236
7	Cooper Industries Ltd.	176
9	Donaldson Co., Inc.	234
5	Flowserve Corp.	281
14	Fluor Corp.	486
15	General Cable Corp. ●	303
5	Goodrich Corp.	178
8	Graco, Inc.	140
6	Hubbell, Inc. Class B	151
11	IDEX Corp.	230
13	Jacobs Engineering Group, Inc. ●	485
16	Joy Global, Inc.	337
10	KBR, Inc.	138
10	Kennametal, Inc.	162
2	L-3 Communications Holdings, Inc.	166
6	Lincoln Electric Holdings, Inc.	181
31	McDermott International, Inc. ●	410
7	Precision Castparts Corp.	392
9	Quanta Services, Inc. ●	193
14	Shaw Group, Inc. ●	389
7	Sunpower Corp. ●	176
8	Toro Co.	181
7	URS Corp. ●	291
2	W.W. Grainger, Inc.	154

		6,462

	Commercial & Professional Services — 2.0%
5	Dun & Bradstreet Corp.	371
3	FTI Consulting, Inc. ●	129
11	Iron Mountain, Inc. ●	239
8	Pitney Bowes, Inc.	196
3	Stericycle, Inc. ●	138

		1,073

	Consumer Durables & Apparel — 2.4%
22	Coach, Inc. ●	374
7	Hasbro, Inc.	173
5	Polo Ralph Lauren Corp.	222
47	Pulte Homes, Inc.	510

		1,279

	Consumer Services — 8.0%
9	Apollo Group, Inc. Class A ●	698
6	Burger King Holdings, Inc.	133
6	Choice Hotels International, Inc.	142
7	Darden Restaurants, Inc.	223
5	DeVry, Inc.	263
20	H & R Block, Inc.	371
4	ITT Educational Services, Inc. ●	450
11	Marriott International, Inc. Class A	186
4	Panera Bread Co. Class A ●	210
32	Starbucks Corp. ●	351
2	Strayer Education, Inc.	316
11	Tim Hortons, Inc.	279
24	Yum! Brands, Inc.	646

		4,268

	Diversified Financials — 4.8%
12	Eaton Vance Corp.	281
4	IntercontinentalExchange, Inc. ●	275
5	Lazard Ltd.	159
8	MSCI, Inc. ●	130
10	Nasdaq OMX Group, Inc. ●	192
11	Northern Trust Corp.	656
27	SEI Investments Co.	327
10	T. Rowe Price Group, Inc.	297
14	Waddell and Reed Financial, Inc. Class A	258

		2,575

	Energy — 9.3%
17	Arch Coal, Inc.	231
16	Cameron International Corp. ●	343
21	Denbury Resources, Inc. ●	312
3	Diamond Offshore Drilling, Inc.	185
17	El Paso Corp.	108
7	ENSCO International, Inc.	187
11	Frontier Oil Corp.	137
41	Helix Energy Solutions Group, Inc. ●	208
7	Murphy Oil Corp.	320
14	Noble Corp.	330
5	Noble Energy, Inc.	248
6	Oceaneering International, Inc. ●	225
17	Patterson-UTI Energy, Inc.	155
12	Pride International, Inc. ●	223
36	Quicksilver Resources, Inc. ●	198
6	Range Resources Corp.	237
10	Smith International, Inc.	221
12	Southwestern Energy Co. ●	365
7	Sunoco, Inc.	183
30	Tesoro Corp.	405
24	W&T Offshore, Inc.	146

		4,967

	Food, Beverage & Tobacco — 3.6%
3	Brown-Forman Corp.	128
8	Campbell Soup Co.	216
13	Dean Foods Co. ●	226
17	H.J. Heinz Co.	551
5	Hansen National Corp. ●	184
7	Hershey Co.	243
6	Lorillard, Inc.	370

		1,918

	Health Care Equipment & Services — 8.3%
4	Bard (C.R.), Inc.	351
3	Cerner Corp. ●	119
12	Cigna Corp.	218
21	Coventry Health Care, Inc. ●	272
10	Dentsply International, Inc.	258
15	Express Scripts, Inc. ●	670
4	Gen-Probe, Inc. ●	196
7	Henry Schein, Inc. ●	280
15	Hlth Corp. ●	155
12	IMS Health, Inc.	155
9	Laboratory Corp. of America Holdings ●	502
7	Lincare Holdings, Inc. ●	157
5	Omnicare, Inc.	125
6	Quest Diagnostics, Inc.	299
13	St. Jude Medical, Inc. ●	480

Hartford MidCap Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care Equipment & Services (continued)
7	Varian Medical Systems, Inc. ●	$216

		4,453

	Household & Personal Products — 1.1%
6	Alberto-Culver Co.	127
18	Avon Products, Inc.	345
3	Church & Dwight Co., Inc.	145

		617

	Insurance — 1.2%
8	Axis Capital Holdings Ltd.	174
12	Brown & Brown, Inc.	233
11	W.R. Berkley Corp.	241

		648

	Materials — 4.2%
39	AK Steel Holding Corp.	280
27	Ashland, Inc.	275
5	CF Industries Holdings, Inc.	366
20	Cliff’s Natural Resources, Inc.	371
6	Crown Holdings, Inc. ●	132
11	Owens-Illinois, Inc. ●	156
5	Schnitzer Steel Industries, Inc.	157
24	Steel Dynamics, Inc.	208
11	Terra Industries, Inc.	307

		2,252

	Media — 2.1%
7	DreamWorks Animation SKG, Inc. ●	158
47	Interpublic Group of Cos., Inc. ●	193
14	Liberty Media Corp. — Entertainment ●	277
11	McGraw-Hill Cos., Inc.	254
7	Morningstar, Inc. ●	247

		1,129

	Pharmaceuticals, Biotechnology & Life Sciences — 2.7%
10	Allergan, Inc.	485
9	Forest Laboratories, Inc. ●	196
4	Life Technologies Corp. ●	136
3	Millipore Corp. ●	155
6	Vertex Pharmaceuticals, Inc. ●	170
8	Waters Corp. ●	303

		1,445

	Real Estate — 0.5%
10	Plum Creek Timber Co., Inc.	291

	Retailing — 6.6%
6	Abercrombie & Fitch Co. Class A	140
3	Advance Automotive Parts, Inc.	115
3	AutoZone, Inc. ●	421
6	Bed Bath & Beyond, Inc. ●	146
6	Dollar Tree, Inc. ●	249
19	Gap, Inc.	248
11	Kohl’s Corp. ●	474
47	Limited Brands, Inc.	405
4	Priceline.com, Inc. ●	323
11	Ross Stores, Inc.	388
4	Sherwin-Williams Co.	198
11	TJX Cos., Inc.	285
9	Urban Outfitters, Inc. ●	151

		3,543

	Semiconductors & Semiconductor Equipment — 8.4%
25	Altera Corp.	435
25	Analog Devices, Inc.	472
39	Broadcom Corp. Class A ●	776
13	Intersil Corp.	146
18	Linear Technology Corp.	411
66	Marvell Technology Group Ltd. ●	607
8	Microchip Technology, Inc.	168
45	National Semiconductor Corp.	459
23	NVIDIA Corp. ●	225
8	Silicon Laboratories, Inc. ●	211
7	Varian Semiconductor Equipment Associates, Inc. ●	158
23	Xilinx, Inc.	437

		4,505

	Software & Services — 8.5%
21	Activision Blizzard, Inc. ●	222
9	Alliance Data Systems Corp. ●	329
45	Autodesk, Inc. ●	760
7	BMC Software, Inc. ●	214
15	Broadridge Financial Solutions	287
10	Citrix Systems, Inc. ●	231
23	Electronic Arts, Inc. ●	409
6	Factset Research Systems, Inc.	280
5	Fiserv, Inc. ●	180
25	Paychex, Inc.	642
25	Red Hat, Inc. ●	441
7	Salesforce.com, Inc. ●	245
4	Sohu.com, Inc. ●	159
10	VeriSign, Inc. ●	190

		4,589

	Technology Hardware & Equipment — 5.6%
17	AVX Corp.	152
22	CommScope, Inc. ●	248
5	Dolby Laboratories, Inc. Class A ●	177
6	F5 Networks, Inc. ●	124
32	Juniper Networks, Inc. ●	487
7	National Instruments Corp.	138
15	NCR Corp. ●	122
24	NetApp, Inc. ●	353
33	Seagate Technology	201
12	Teradata Corp. ●	198
19	Trimble Navigation Ltd. ●	295
27	Western Digital Corp. ●	519

		3,014

	Telecommunication Services — 2.4%
11	American Tower Corp. Class A ●	328
5	Leap Wireless International, Inc. ●	171
26	SBA Communications Corp. ●	616
6	Telephone and Data Systems, Inc.	164

		1,279

	Transportation — 1.3%
8	C.H. Robinson Worldwide, Inc.	386
11	Expeditors International of Washington, Inc.	322

		708

	Utilities — 1.9%
27	AES Corp. ●	159
22	CenterPoint Energy, Inc.	229
17	NRG Energy, Inc. ●	303

Hartford MidCap Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Utilities (continued)
10	Questar Corp.	$305

		996

	Total common stock (Cost $57,568)	$52,011

EXCHANGE TRADED FUNDS — 0.2%
	Other Investment Pools and Funds — 0.2%
4	iShares Russell Midcap Growth	$125

	Total exchange traded funds (Cost $121)	$125

	Total long-term investments (Cost $57,689)	$52,136

Principal
Amount
SHORT-TERM INVESTMENTS — 4.0%
	Repurchase Agreements — 3.4%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,566, collateralized by U.S. Treasury Bond 4.50% - 7.25%, 2022 - 2036, value of $1,614)
$1,566	0.02% dated 03/31/2009		$1,566
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2009 in the amount of $231, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $236)
231	0.18% dated 03/31/2009		231

			1,797

	U.S. Treasury Bills — 0.6%
185	0.10%, 05/21/2009		185
45	0.17%, 04/29/2009		45
99	0.23%, 04/16/2009		99

			329

	Total short-term investments (Cost $2,126)		$2,126

	Total investments (Cost $59,815) ▲	101.1%	$54,262
	Other assets and liabilities	(1.1)%	(616)

	Total net assets	100.0%	$53,646

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.82% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $64,011 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,522
Unrealized Depreciation	(12,271)

Net Unrealized Depreciation	$(9,749)

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

☐	Security pledged as initial margin deposit for open futures contracts at March 31, 2009.

Futures Contracts Outstanding at March 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P Mid 400 Mini	5	Long	Jun 2009	$1

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford MidCap Value HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.1%
	Automobiles & Components — 0.5%
537	TRW Automotive Holdings Corp. ●	$1,730

	Banks — 2.6%
93	Beneficial Mutual Bancorp, Inc. ●	914
148	Comerica, Inc.	2,713
281	Huntington Bancshares, Inc.	467
63	M&T Bank Corp.	2,837
40	PNC Financial Services Group, Inc.	1,160
509	Popular, Inc.	1,109
5	Signature Bank ●	127

		9,327

	Capital Goods — 4.6%
32	AGCO Corp. ●	619
71	Alliant Techsystems, Inc. ●	4,782
43	Dover Corp.	1,121
242	Pentair, Inc.	5,244
118	URS Corp. ●	4,781

		16,547

	Commercial & Professional Services -0.6%
274	R.R. Donnelley & Sons Co.	2,005

	Consumer Durables & Apparel — 6.0%
322	MDC Holdings, Inc.	10,021
123	Newell Rubbermaid, Inc.	784
244	Toll Brothers, Inc. ●	4,437
105	V.F. Corp.	6,019

		21,261

	Diversified Financials — 8.8%
89	Affiliated Managers Group, Inc. ●	3,700
267	Ameriprise Financial, Inc.	5,479
89	Capital One Financial Corp.	1,083
676	CIT Group, Inc.	1,926
279	Invesco Ltd.	3,871
733	PHH Corp. ●	10,303
365	TD Ameritrade Holding Corp. ●	5,045

		31,407

	Energy — 4.1%
216	Cie Gen Geophysique ADR ●	2,487
252	Newfield Exploration Co. ●	5,720
61	Noble Energy, Inc.	3,308
116	SBM Offshore N.V.	1,541
788	Uranium One, Inc. ●	1,593

		14,649

	Food, Beverage & Tobacco — 5.8%
5,592	Chaoda Modern Agriculture	3,333
196	Dean Foods Co. ●	3,538
8,558	First Pacific Co., Ltd.	2,933
452	Marfig Frigorificos E Comer ●	1,456
10,749	Marine Harvest ●	3,384
128	Perdigao S.A.	1,602
453	Smithfield Foods, Inc. ●	4,282

		20,528

	Health Care Equipment & Services — 5.3%
136	Amerisource Bergen Corp.	4,452
367	Cigna Corp.	6,455
25	Humana, Inc. ●	652
68	Laboratory Corp. of America Holdings ●	3,960
107	West Pharmaceutical Services	3,517

		19,036

	Insurance — 10.2%
109	Everest Re Group Ltd.	7,746
138	Fidelity National Financial, Inc.	2,685
84	First American Financial Corp.	2,229
62	PartnerRe Ltd.	3,817
226	Platinum Underwriters Holdings Ltd.	6,404
246	Reinsurance Group of America, Inc.	7,972
452	Unum Group	5,652

		36,505

	Materials — 8.7%
109	Agrium U.S., Inc.	3,905
356	Celanese Corp.	4,753
172	Cliff’s Natural Resources, Inc.	3,120
181	FMC Corp.	7,826
138	Greif, Inc.	4,607
63	JSR Corp.	742
210	Owens-Illinois, Inc. ●	3,038
213	Pactiv Corp. ●	3,114

		31,105

	Media — 1.1%
826	Virgin Media, Inc.	3,963

	Pharmaceuticals, Biotechnology & Life Sciences — 4.3%
127	Endo Pharmaceuticals Holdings, Inc. ●	2,238
65	H. Lundbeck A/S	1,101
1,132	Impax Laboratories, Inc. ●	5,932
367	Theravance, Inc. ●	6,236

		15,507

	Real Estate — 3.0%
357	Annaly Capital Management, Inc.	4,946
217	Kimco Realty Corp.	1,652
717	MFA Mortgage Investments, Inc.	4,215

		10,813

	Retailing — 6.0%
494	American Eagle Outfitters, Inc.	6,044
5,788	Buck Holdings L.P. † ● ⌂	8,544
60	Genuine Parts Co.	1,797
190	TJX Cos., Inc.	4,859

		21,244

	Semiconductors & Semiconductor Equipment — 3.3%
487	Teradyne, Inc. ●	2,133
447	Varian Semiconductor Equipment Associates, Inc. ●	9,687

		11,820

	Software & Services — 3.7%
172	CACI International, Inc. Class A ●	6,276
211	McAfee, Inc. ●	7,072

		13,348

	Technology Hardware & Equipment — 6.9%
473	Arrow Electronics, Inc. ●	9,007
1,113	Flextronics International Ltd. ●	3,217
468	JDS Uniphase Corp. ●	1,520
11,016	Kingboard Laminates Holdings	3,049
258	NetApp, Inc. ●	3,830
452	Solar Cayman Ltd. † ● ⌂	3,882

		24,505

Hartford MidCap Value HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Transportation — 3.3%
164	Con-way, Inc.	$2,937
1,566	Delta Air Lines, Inc. ●	8,815

		11,752

	Utilities — 9.3%
824	N.V. Energy, Inc.	7,736
400	Northeast Utilities	8,645
232	TECO Energy, Inc.	2,589
283	UGI Corp.	6,675
183	Wisconsin Energy Corp.	7,538

		33,183

	Total common stock (Cost $518,728)	$350,235

Principal
Amount
SHORT-TERM INVESTMENTS — 1.7%
	Repurchase Agreements — 1.7%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,377, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $1,405)
$1,377	0.24% dated 03/31/2009		$1,377

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $3,248, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $3,313)

3,248	0.20% dated 03/31/2009		3,248

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $883, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $900)

883	0.25% dated 03/31/2009		883
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $5, collateralized by U.S. Treasury Note 4.50%, 2012, value of $5)
5	0.13% dated 03/31/2009		5
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $600, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $612)
600	0.27% dated 03/31/2009		600

	Total short-term investments (Cost $6,113)		$6,113

	Total investments (Cost $524,841) ▲	99.8%	$356,348
	Other assets and liabilities	0.2%	733

	Total net assets	100.0%	$357,081

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.60% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $535,829 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,479
Unrealized Depreciation	(188,960)

Net Unrealized Depreciation	$(179,481)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at March 31, 2009, was $12,426, which represents 3.48% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
06/2007	5,788	Buck Holdings L.P.	$5,794
03/2007	452	Solar Cayman Ltd. — 144A	6,779

The aggregate value of these securities at March 31, 2009 was $12,426 which represents 3.48% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Money Market HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
	Basic Materials — 2.1%
	Export Development Canada
$25,000	0.49%, 06/25/2009	$24,971
29,000	1.12%, 05/07/2009	28,968
	Praxair, Inc.
25,750	0.65%, 04/01/2009	25,750
28,250	0.70%, 04/03/2009	28,249

		107,938

	Consumer Staples — 2.1%
	Coca Cola Co.
21,750	0.22%, 06/02/2009	21,742
31,500	0.35%, 05/05/2009	31,490
	Proctor & Gamble
26,000	0.38%, 06/12/2009 ■	25,980
	Proctor & Gamble Co.
29,000	0.35%, 04/28/2009 ■	28,992

		108,204

	Energy — 0.6%
	ConocoPhillips
33,000	0.57%, 05/04/2009 ■	32,983

	Finance — 45.0%
	American Honda Finance Corp.
25,750	1.46%, 09/18/2009 ■ Δ	25,750
27,250	1.56%, 04/02/2009 ■ Δ	27,250
	Australia & New Zealand Banking Group Ltd.
26,250	1.67%, 10/02/2009 ■ Δ Ω	26,250
	Bank of America Corp.
51,000	0.35%, 04/21/2009	50,990
	Bank of Nova Scotia
25,250	1.65%, 08/10/2009 ■ Δ	25,250
	BNP Paribas Finance
29,000	0.85%, 06/17/2009	29,000
	BNP Paribas Finance, Inc.
25,250	0.56%, 04/13/2009	25,245
	Caterpillar Financial Services Corp.
35,000	1.24%, 05/15/2009 Δ	34,997
	Citigroup Funding, Inc.
55,000	0.40%, 05/12/2009	54,975
55,000	0.45%, 06/15/2009	54,948
	European Investment Bank
31,000	0.25%, 04/22/2009	30,995
48,500	0.26%, 06/23/2009	48,471
36,000	0.35%, 05/08/2009	35,988
17,500	0.36%, 05/11/2009	17,493
	Federal Home Loan Bank
51,950	0.20%, 04/13/2009 — 04/14/2009	51,946
48,200	0.28%, 07/22/2009	48,158
30,000	0.32%, 06/09/2009	29,982
38,250	0.33%, 06/18/2009	38,223
31,750	0.36%, 05/20/2009 — 06/29/2009	31,727
19,000	0.38%, 04/28/2009	18,995
25,500	0.39%, 05/11/2009	25,489
22,900	1.04%, 05/20/2009 Δ	22,899
	Federal Home Loan Mortgage Corp.
88,750	0.20%, 04/17/2009	88,740
34,250	0.21%, 04/24/2009	34,245
67,250	0.27%, 06/15/2009 — 07/29/2009	67,206
73,250	0.35%, 05/29/2009 — 08/03/2009	73,179
51,000	0.39%, 05/11/2009	50,978
25,500	0.43%, 06/01/2009	25,481
34,000	0.44%, 04/07/2009 Δ	34,000
	Federal National Mortgage Association
22,500	0.23%, 07/06/2009 ○	22,486
27,500	0.26%, 07/01/2009	27,482
61,250	0.30%, 04/03/2009 — 04/27/2009	61,243
48,000	0.30%, 04/01/2009 ○	48,000
84,500	0.33%, 06/16/2009 — 07/27/2009	84,428
22,250	0.36%, 05/19/2009 ○	22,239
19,250	0.37%, 04/22/2009	19,246
19,000	0.37%, 05/11/2009 ○	18,992
39,000	0.39%, 05/27/2009 ○	38,977
25,500	0.44%, 06/08/2009	25,479
	General Electric Capital Corp.
55,000	0.30%, 05/26/2009	54,975
51,000	0.35%, 04/27/2009	50,987
19,400	0.56%, 06/24/2009 Δ Ω	19,400
	International Bank for Reconstruction & Development
108,250	0.35%, 06/22/2009 ○	108,166
	JP Morgan Chase Funding, Inc.
29,000	0.30%, 04/06/2009	28,999
27,500	0.45%, 05/15/2009	27,485
	John Deere Capital Corp.
22,300	1.30%, 09/01/2009 Δ	22,292
	Kreditanstalt fuer Wiederaufbau
26,500	0.37%, 04/16/2009 ■	26,496
52,750	0.41%, 05/04/2009 — 06/30/2009 ■	52,714
26,500	0.43%, 05/22/2009 ■	26,484
27,250	0.45%, 06/19/2009 ■	27,223
	Nordea Bank Finland NY
24,500	0.52%, 04/09/2009 Δ	24,498
	Queensland Treasury Corp.
41,250	0.56%, 05/04/2009	41,230
30,750	0.58%, 06/17/2009	30,712
32,750	0.62%, 07/20/2009	32,688
	Rabobank USA
24,250	0.32%, 04/03/2009	24,250
26,250	0.69%, 05/28/2009	26,222
13,000	0.74%, 05/19/2009	12,987
	Royal Bank of Canada
33,250	0.42%, 05/18/2009	33,232

Hartford Money Market HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
	Finance (continued)
	Royal Bank of Canada (continued)
$21,250	0.96%, 10/15/2009 ■ Δ	$21,250
	Royal Bank of Scotland Group plc
25,750	1.72%, 10/09/2009 ■ Δ Ω	25,750
	Svenska Handelsbanken Ab
15,400	1.64%, 05/06/2009 ■ Δ Ω	15,400
	Toronto-Dominion Holdings
25,250	0.30%, 04/30/2009 ■	25,244
27,500	0.50%, 05/27/2009	27,500
	Wachovia Bank NA
34,000	1.85%, 08/04/2009 Δ Ω	34,000
	Wells Fargo & Co.
22,000	0.71%, 06/18/2009 Δ	22,000

		2,339,606

	Foreign Governments — 7.8%
	British Columbia (Province of)
16,500	0.28%, 04/23/2009	16,497
21,000	0.40%, 06/10/2009	20,984
23,250	0.42%, 07/14/2009	23,222
47,900	1.50%, 05/26/2009 — 05/27/2009	47,817
	Canada (Government of)
11,250	0.29%, 06/05/2009	11,244
34,000	0.38%, 05/05/2009	33,988
32,750	0.45%, 06/10/2009	32,721
31,250	0.58%, 08/07/2009	31,186
	Ontario (Province of)
59,500	0.20%, 04/30/2009	59,490
45,700	0.38%, 05/05/2009 — 05/22/2009	45,678
	Quebec (Province of)
39,250	0.35%, 05/01/2009	39,239
26,750	0.45%, 07/20/2009	26,713
16,750	0.45%, 06/22/2009 ■	16,733

		405,512

Shares
	Investment Pools and Funds — 5.3%
119,947	JP Morgan U.S. Government Money Market Fund	119,947
35,009	State Street Bank U.S. Government Money Market Fund	35,009
120,044	Wells Fargo Advantage Government Money Market Fund	120,044

		275,000

Principal
Amount
	Repurchase Agreements — 0.0%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2009 in the amount of $915, collateralized by U.S. Treasury Bond 4.50% — 7.25%, 2022 - 2036, value of $943)
$915	0.02% dated 03/31/2009		915
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2009 in the amount of $135, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $138)
135	0.18% dated 03/31/2009		135

			1,050

	Services — 0.4%
	Walt Disney Co.
18,750	0.22%, 04/27/2009		18,747

	Technology — 1.3%
	Microsoft Corp.
26,250	0.20%, 04/02/2009		26,250
20,500	0.25%, 04/21/2009 ■		20,497
20,750	0.30%, 05/14/2009 ■		20,743

			67,490

	U.S. Treasury Bills — 35.0%
170,000	0.14%, 04/23/2009 ○		169,986
171,000	0.15%, 04/29/2009 ○		170,980
170,250	0.20%, 04/09/2009 ○		170,242
133,000	0.23%, 06/25/2009 ○		132,932
167,000	0.24%, 06/11/2009 ○		166,923
419,500	0.27%, 05/07/2009 — 06/04/2009 ○		419,360
100,000	0.29%, 05/28/2009 ○		99,954
170,000	0.30%, 05/21/2009 ○		169,930
167,000	0.31%, 07/02/2009 ○		166,871
153,000	0.34%, 05/14/2009 ○		152,940

			1,820,118

	Utilities — 0.6%
	Florida Power & Light Co.
33,000	0.25%, 04/09/2009		32,998

	Capital Support Agreement — 0.0%
—	Hartford Life, Inc. Capital Support Agreement Ω		—

	Total investments (Cost $5,209,646) ▲	100.2%	$5,209,646
	Other assets and liabilities	(0.2)%	(8,814)

	Total net assets	100.0%	$5,200,832

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in foreign securities represents 6.21% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	Also represents cost for tax purposes.

Hartford Money Market HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Ω	The Fund has entered into a Capital Support Agreement with Hartford Life, Inc. which provides that Hartford Life, Inc. will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund’s net asset value as calculated using fair values to drop below $0.9950. Please refer to Footnote 10 in the Fund’s most recent shareholder report for additional information.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2009, was $470,989, which represents 9.06% of total net assets.

Δ	Variable rate securities; the yield reported is the rate in effect at March 31, 2009.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.1%
	Automobiles & Components — 0.2%
102	Fuel Systems Solutions, Inc. ●	$1,381

	Banks — 0.5%
145	Signature Bank ●	4,099

	Capital Goods — 8.9%
65	Acuity Brands, Inc.	1,460
235	Aecom Technology Corp. ●	6,124
155	AMETEK, Inc.	4,852
50	Applied Signal Technology	1,010
159	Beacon Roofing Supply, Inc. ●	2,127
171	Chart Industries, Inc. ●	1,348
57	Clarcor, Inc.	1,444
10	Cubic Corp.	244
49	Curtis-Wright Corp.	1,371
127	Dynamic Materials Corp.	1,160
127	EMCOR Group, Inc. ●	2,179
61	Energy Conversion Devices, Inc. ●	809
41	ESCO Technologies, Inc. ●	1,570
177	Force Protection, Inc. ●	851
280	GrafTech International Ltd. ●	1,727
118	Graham Corp.	1,055
209	GT Solar International, Inc. ●	1,390
64	Heico Corp.	1,550
67	II-VI, Inc. ●	1,152
158	Lennox International, Inc.	4,168
198	MasTec, Inc. ●	2,397
61	Michael Baker Corp. ●	1,595
185	Orbital Sciences Corp. ●	2,204
256	Pall Corp.	5,235
171	Pentair, Inc.	3,696
121	Perini Corp. ●	1,493
159	Sterling Construction Co., Inc. ●	2,840
102	Sunpower Corp. Class B ●	2,027
168	Taser International, Inc. ●	786
272	Teledyne Technologies, Inc. ●	7,264
112	Titan Machinery, Inc. ●	1,010
54	TransDigm Group, Inc. ●	1,776
97	Trex Co., Inc. ●	741
74	Wabtec Corp.	1,955
36	Watsco, Inc.	1,210
126	WESCO International, Inc. ●	2,280
78	Woodward Governor Co.	873

		76,973

	Commercial & Professional Services — 3.8%
59	American Ecology Corp.	825
177	CBIZ, Inc. ●	1,233
35	Clean Harbors, Inc. ●	1,676
48	CoStar Group, Inc. ●	1,462
68	Healthcare Services Group, Inc.	1,011
28	Huron Consulting Group, Inc. ●	1,177
250	Knoll, Inc.	1,532
50	McGrath RentCorp	783
113	Robert Half International, Inc.	2,010
85	Rollins, Inc.	1,459
368	Sykes Enterprises, Inc. ●	6,125
103	Tetra Tech, Inc. ●	2,109
373	Waste Connections, Inc. ●	9,587
48	Watson Wyatt Worldwide, Inc.	2,362

		33,351

	Consumer Durables & Apparel — 3.6%
84	Deckers Outdoor Corp. ●	4,425
509	Gildan Activewear, Inc. ●	4,125
137	Iconix Brand Group, Inc. ●	1,214
540	Jarden Corp. ●	6,839
201	Pool Corp.	2,694
221	Snap-On, Inc.	5,544
145	True Religion Apparel, Inc. ●	1,715
99	Tupperware Brands Corp.	1,685
67	Warnaco Group, Inc. ●	1,612
75	Wolverine World Wide, Inc.	1,166

		31,019

	Consumer Services — 5.8%
42	American Public Education, Inc. ●	1,761
85	Bally Technologies, Inc. ●	1,568
39	Buffalo Wild Wings, Inc. ●	1,428
256	Burger King Holdings, Inc.	5,881
26	Capella Education Co. ●	1,402
205	Career Education Corp. ●	4,924
94	Coinstar, Inc. ●	3,079
629	Corinthian Colleges, Inc. ●	12,225
41	ITT Educational Services, Inc. ●	4,922
64	Jack in the Box, Inc. ●	1,487
37	Matthews International Corp. Class A	1,071
61	P. F. Chang’s China Bistro, Inc. ●	1,403
59	Steiner Leisure Ltd. ●	1,440
401	Wendy’s/Arby’s Group, Inc.	2,015
206	WMS Industries, Inc. ●	4,307
90	Wynn Resorts Ltd. ●	1,805

		50,718

	Diversified Financials — 1.5%
165	Ezcorp, Inc. ●	1,909
17	Greenhill & Co., Inc.	1,264
133	Knight Capital Group, Inc. ●	1,953
385	Liberty Acquisition Holdings Corp. ●	3,466
74	Life Partners Holdings, Inc.	1,270
123	Riskmetrics Group, Inc. ●	1,756
216	Thinkorswim Group, Inc. ●	1,865

		13,483

	Energy — 6.4%
158	Arena Resources, Inc. ●	4,037
344	ATP Oil & Gas Corp. ●	1,766
241	Atwood Oceanics, Inc. ●	4,003
157	Basic Energy Services, Inc. ●	1,019
182	Cabot Oil & Gas Corp.	4,285
57	Carbo Ceramics, Inc.	1,614
56	Clayton Williams Energy, Inc. ●	1,643
85	Comstock Resources, Inc. ●	2,522
88	Concho Resources, Inc. ●	2,248
31	Contango Oil & Gas Co. ●	1,228
57	Dril-Quip, Inc. ●	1,757
200	Exco Resources, Inc. ●	2,003
67	Goodrich Petroleum Corp. ●	1,301
162	Helmerich & Payne, Inc.	3,690
450	Lundin Petroleum Ab ●	2,440
188	Matrix Service Co. ●	1,549
82	NATCO Group, Inc. ●	1,543

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
40	Nordic Amer Tanker Shipping	$1,186
74	Penn Virginia Corp.	816
162	RPC, Inc.	1,072
177	St. Mary Land & Exploration Co.	2,338
123	T-3 Energy Services, Inc. ●	1,449
185	USEC, Inc. ●	890
411	Vaalco Energy, Inc. ●	2,173
348	Wellstream Holdings plc	2,155
64	Whiting Petroleum Corp. ●	1,666
302	Willbros Group, Inc. ●	2,927

		55,320

	Food & Staples Retailing — 1.2%
240	BJ’s Wholesale Club, Inc. ●	7,668
110	Spartan Stores, Inc.	1,693
135	Winn-Dixie Stores, Inc. ●	1,288

		10,649

	Food, Beverage & Tobacco — 2.0%
51	Cal-Maine Foods, Inc.	1,149
147	Darling International, Inc. ●	545
46	Diamond Foods, Inc.	1,284
111	Flowers Foods, Inc.	2,611
44	Green Mountain Coffee Roasters ●	2,132
45	Lancaster Colony Corp.	1,886
238	Pepsi Bottling Group, Inc.	5,266
26	Ralcorp Holdings, Inc. ●	1,428
105	Vector Group Ltd.	1,366

		17,667

	Health Care Equipment & Services — 11.4%
222	Align Technology, Inc. ●	1,760
272	Allscripts Misys Healthcare Solution	2,795
62	Amedisys, Inc. ●	1,701
149	American Medical Systems Holdings ●	1,657
33	Athenahealth, Inc. ●	803
58	Beckman Coulter, Inc.	2,945
66	Catalyst Health Solutions ●	1,316
60	Cerner Corp. ●	2,628
31	Chemed Corp.	1,214
293	Community Health Systems, Inc. ●	4,489
39	Computer Programs and Systems, Inc.	1,298
232	CryoLife, Inc. ●	1,203
108	Cyberonics, Inc. ●	1,438
178	Eclipsys Corp. ●	1,804
45	Emergency Medical Services ●	1,423
37	Genoptix, Inc. ●	997
45	Gentiva Health Services, Inc. ●	687
42	Haemonetics Corp. ●	2,337
299	Health Net, Inc. ●	4,333
504	HealthSouth Corp. ●	4,475
69	HMS Holdings Corp. ●	2,279
35	ICU Medical, Inc. ●	1,114
109	Immucor, Inc. ●	2,740
24	Intuitive Surgical, Inc. ●	2,328
250	Inverness Medical Innovation, Inc. ●	6,660
20	Landauer, Inc.	1,031
92	LHC Group, Inc. ●	2,040
98	Masimo Corp. ●	2,844
91	MedAssets, Inc. ●	1,302
47	Meridian Bioscience, Inc.	857
83	NuVasive, Inc. ●	2,599
97	Omnicare, Inc.	2,364
49	Owens & Minor, Inc.	1,624
118	Psychiatric Solutions, Inc. ●	1,853
121	Quidel Corp. ●	1,115
299	SSL International plc	1,925
135	STERIS Corp.	3,136
161	Thoratec Corp. ●	4,140
101	Varian Medical Systems, Inc. ●	3,068
48	Vnus Medical Technologies ●	1,027
530	Volcano Corp. ●	7,712
91	Wright Medical Group, Inc. ●	1,184
205	Zoll Medical Corp. ●	2,950

		99,195

	Household & Personal Products — 0.4%
401	American Oriental Bioengineering, Inc. ●	1,550
27	Chattem, Inc. ●	1,538
34	China Sky One Medical, Inc. ●	393

		3,481

	Insurance — 2.0%
146	Allied World Assurance Holdings Ltd.	5,550
86	Arch Capital Group Ltd. ●	4,635
78	eHealth, Inc. ●	1,241
101	Employers Holdings, Inc.	968
477	Lancashire Holdings Ltd. ●	3,279
67	Tower Group, Inc.	1,640

		17,313

	Materials — 1.5%
110	Calgon Carbon Corp. ●	1,557
26	Compass Minerals Group, Inc.	1,448
120	FMC Corp.	5,194
208	Innophos Holdings, Inc.	2,350
34	Rock Tenn Co. Class A	917
36	Silgan Holdings, Inc.	1,870

		13,336

	Media — 2.3%
202	Discovery Communications, Inc. ●	3,240
93	DreamWorks Animation SKG, Inc. ●	2,009
257	Interactive Data Corp.	6,379
301	Marvel Entertainment, Inc. ●	8,003

		19,631

	Pharmaceuticals, Biotechnology & Life Sciences — 11.8%
101	Albany Molecular Research, Inc. ●	957
98	Alexion Pharmaceuticals, Inc. ●	3,703
412	Alkermes, Inc. ●	5,001
207	Auxilium Pharmaceuticals, Inc. ●	5,753
27	Bio-Rad Laboratories, Inc. Class A ●	1,796
553	Celera Corp. ●	4,224
73	Cephalon, Inc. ●	4,937
129	Cougar Biotechnology, Inc. ●	4,166
282	Cubist Pharmaceuticals, Inc. ●	4,618
128	CV Therapeutics, Inc. ●	2,553
24	Dionex Corp. ●	1,144
46	Emergent Biosolutions, Inc. ●	627
248	Enzon, Inc. ●	1,502
203	eResearch Technology, Inc. ●	1,066
251	Icon plc ADR ●	4,047

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
119	Isis Pharmaceuticals, Inc.●	$1,779
178	Life Technologies Corp.●	5,782
83	Luminex Corp.●	1,506
123	Martek Biosciences Corp.	2,251
90	Maxygen, Inc.●	613
273	Medicines Co.●	2,957
177	Medicis Pharmaceutical Corp. Class A	2,191
183	Myriad Genetics, Inc.●	8,323
225	NPS Pharmaceuticals, Inc.●	944
154	Onyx Pharmaceuticals, Inc.●	4,409
198	OSI Pharmaceuticals, Inc.●	7,542
253	PAREXEL International Corp.●	2,465
248	PDL Biopharma, Inc.	1,753
306	Questcor Pharmaceuticals●	1,504
333	Regeneron Pharmaceuticals, Inc.●	4,628
133	Sequenom, Inc.●	1,885
20	United Therapeutics Corp.●	1,344
94	Valeant Pharmaceuticals International●	1,666
57	Vertex Pharmaceuticals, Inc.●	1,624
273	VIVUS, Inc.●	1,179

		102,439

	Real Estate — 1.2%
147	AMB Property Corp.	2,115
35	Equity Lifestyle Properties, Inc.	1,343
149	Regency Centers Corp.	3,956
52	Tanger Factory Outlet Center	1,614
62	Washington Real Estate Investment Trust	1,070

		10,098

	Retailing — 3.9%
81	Abercrombie & Fitch Co. Class A	1,938
168	Advance Automotive Parts, Inc.	6,915
319	Aeropostale, Inc.●	8,491
67	The Buckle, Inc.	2,143
47	Cato Corp.	853
28	Christopher & Banks Corp.	114
212	Dick’s Sporting Goods, Inc.●	3,027
47	Gymboree Corp.●	1,010
71	Netflix, Inc.●	3,051
125	PetMed Express, Inc.●	2,064
50	Tractor Supply Co.●	1,786
181	Urban Outfitters, Inc.●	2,956

		34,348

	Semiconductors & Semiconductor Equipment — 3.2%
407	Atheros Communications, Inc.●	5,959
49	Hittite Microwave Corp.●	1,534
149	Micrel, Inc.	1,049
154	Microsemi Corp.●	1,786
44	Netlogic Microsystems, Inc.●	1,199
8	NVE Corp.●	232
2,026	ON Semiconductor Corp.●	7,900
286	PMC - Sierra, Inc.●	1,822
90	Power Integrations, Inc.	1,554
93	Semtech Corp.●	1,246
299	Skyworks Solutions, Inc.●	2,410
99	Ultratech Stepper, Inc.●	1,239

		27,930

	Software & Services — 13.8%
96	ACI Worldwide, Inc.●	1,807
142	Actuate Corp.●	435
57	Advent Software, Inc.●	1,902
179	AsiaInfo Holdings, Inc.●	3,014
206	Autonomy Corp. plc●	3,845
75	Blackboard, Inc.●	2,386
74	Concur Technologies, Inc.●	1,415
85	CSG Systems International, Inc.●	1,208
89	CyberSource Corp.●	1,311
51	Digital River, Inc.●	1,530
225	Earthlink, Inc.●	1,480
71	EPIQ Systems, Inc.●	1,281
123	Equinix, Inc.●	6,926
126	Factset Research Systems, Inc.	6,291
65	Forrester Research, Inc.●	1,346
153	Gartner, Inc. Class A●	1,689
152	Informatica Corp.●	2,020
95	j2 Global Communications, Inc.●	2,087
111	Jack Henry & Associates, Inc.	1,809
87	Manhattan Associates, Inc.●	1,508
37	Mantech International Corp. Class A●	1,552
147	McAfee, Inc.●	4,939
334	Micros Systems●	6,263
229	Net 1 UEPS Technologies, Inc.●	3,484
122	Netscout Systems, Inc.●	875
523	Omniture, Inc.●	6,896
202	Parametric Technology Corp.●	2,012
63	Pegasystems, Inc.	1,170
44	Quality Systems	1,986
502	Red Hat, Inc.●	8,961
151	RightNow Technologies, Inc.●	1,140
217	S1 Corp.●	1,117
272	Sapient Corp.●	1,215
419	Solera Holdings, Inc.●	10,399
59	SonicWALL, Inc.●	265
42	SPSS, Inc.●	1,196
106	Sybase, Inc.●	3,219
66	Syntel, Inc.	1,349
114	Taleo Corp. Class A●	1,353
319	TiVo, Inc.●	2,247
99	Tyler Corp.●	1,445
172	VeriSign, Inc.●	3,253
80	VistaPrint Ltd.●	2,212
163	Websense, Inc.●	1,952
207	Wind River Systems, Inc.●	1,324
170	Wright Express Corp.●	3,089

		120,203

	Technology Hardware & Equipment — 6.0%
85	ADTRAN, Inc.	1,372
117	Bigband Networks, Inc.●	765
167	Cogent, Inc.●	1,992
122	Cognex Corp.	1,628
38	Comtech Telecommunications Corp.●	934
125	Data Domain, Inc.●	1,565
254	Harmonic, Inc.●	1,651
85	Interdigital, Inc.●	2,186
67	Itron, Inc.●	3,184
324	Jabil Circuit, Inc.	1,801
57	Neutral Tandem, Inc.●	1,403

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment (continued)
258	Nice Systems Ltd.●	$6,426
163	Novatel Wireless, Inc.●	915
336	Plexus Corp.●	4,650
423	Polycom, Inc.●	6,515
105	Riverbed Technology, Inc.●	1,380
41	Scansource, Inc.●	766
551	Seagate Technology	3,310
124	Starent Networks Corp.●	1,961
75	Synaptics, Inc.●	2,009
284	Western Digital Corp.●	5,493

		51,906

	Telecommunication Services — 2.6%
127	Alaska Communication Systems Holdings, Inc.	852
281	Centennial Cellular Corp. Class A●	2,323
64	Consolidated Communications Holdings, Inc.	654
141	Iowa Telecommunications Services, Inc.	1,618
53	Logitech International S.A.●	545
471	MetroPCS Communications, Inc.●	8,038
85	NTELOS Holdings Corp.	1,540
160	Premiere Global Services, Inc.●	1,409
63	Shenandoah Telecommunications Co.	1,446
91	Syniverse Holdings, Inc.●	1,430
293	TW Telecom, Inc.●	2,563

		22,418

	Transportation — 2.9%
189	Allegiant Travel Co.●	8,629
302	Heartland Express, Inc.	4,471
266	Hub Group, Inc.●	4,524
190	J.B. Hunt Transport Services, Inc.	4,580
97	Knight Transportation, Inc.	1,476
48	Old Dominion Freight Line, Inc.●	1,131

		24,811

	Utilities - 0.2%
46	ITC Holdings Corp.	1,989

	Total common stock (Cost $1,001,582)	$843,758

Principal
Amount
SHORT-TERM INVESTMENTS — 2.4%
	Repurchase Agreements — 2.2%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,348, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $1,375)
$1,348	0.24% dated 03/31/2009		$1,348
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2009 in the amount of $11,178, collateralized by U.S. Treasury Bond 4.50% - 7.25%, 2022 - 2036, value of $11,520)
11,178	0.02% dated 03/31/2009		11,178

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $3,179, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $3,243)

3,179	0.20% dated 03/31/2009		3,179

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $864, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038,value of $881)

864	0.25% dated 03/31/2009		864
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $5, collateralized by U.S. Treasury Note 4.50%, 2012, value of $5)
5	0.13% dated 03/31/2009		5
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,647, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $1,687)
1,647	0.18% dated 03/31/2009		1,647
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $587, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $599)
587	0.27% dated 03/31/2009		587

			18,808

	U.S. Treasury Bills — 0.2%
1,195	0.10%, 04/16/2009 ¡ ☐		1,195
315	0.17%, 05/21/2009 ¡		315

			1,510

	Total short-term investments (Cost $20,318)		$20,318

	Total investments (Cost $1,021,900) ▲	99.5%	$864,076
	Other assets and liabilities	0.5%	4,768

	Total net assets	100.0%	$868,844

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.84% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $1,047,217 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$37,147
Unrealized Depreciation	(220,288)

Net Unrealized Depreciation	$(183,141)

●	Currently non-income producing.

¡	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

☐	Security pledged as initial margin deposit for open futures contracts at March 31, 2009.
     Futures Contracts Outstanding at March 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	322	Long	Jun 2009	$1,070

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at March 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$613	$611	04/01/09	$(2)
Swedish Krona (Buy)	153	154	04/01/09	(1)

				$(3)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.0%
	Automobiles & Components — 0.2%
63	Fuel Systems Solutions, Inc.●	$850

	Banks — 0.1%
40	Ocwen Financial Corp.●	460

	Capital Goods — 8.9%
64	A.O. Smith Corp.	1,614
46	Aaon, Inc.	834
105	Actuant Corp. Class A	1,088
145	Acuity Brands, Inc.	3,267
27	AGCO Corp.●	519
4	Applied Signal Technology	89
14	Beacon Roofing Supply, Inc.●	185
108	Belden, Inc.	1,347
114	Ceradyne, Inc.●	2,061
87	Chart Industries, Inc.●	683
5	Clarcor, Inc.	120
15	Colfax Corp.●	106
51	Columbus McKinnon Corp.●	440
4	Curtis-Wright Corp.	119
11	Dynamic Materials Corp.	101
11	EMCOR Group, Inc.●	190
5	Energy Conversion Devices, Inc.●	70
4	ESCO Technologies, Inc.●	137
110	Esterline Technologies Corp.●	2,211
15	Flowserve Corp.	859
232	Force Protection, Inc.●	1,114
241	GrafTech International Ltd.●	1,486
10	Graham Corp.	92
18	GT Solar International, Inc.●	121
6	Heico Corp.	135
6	II-VI, Inc.●	100
24	Joy Global, Inc.	515
59	Lennox International, Inc.	1,556
26	Lindsay Corp.	713
18	MasTec, Inc.●	213
5	Michael Baker Corp.●	139
56	Moog, Inc. Class A●	1,278
16	Orbital Sciences Corp.●	191
11	Perini Corp.●	130
41	Powell Industries, Inc.●	1,430
152	Robbins & Myers, Inc.	2,300
15	Taser International, Inc.●	69
80	Teledyne Technologies, Inc.●	2,138
46	Titan Machinery, Inc.●	415
102	TransDigm Group, Inc.●	3,349
9	Trex Co., Inc.●	69
100	Ultralife Batteries, Inc.●	769
6	Wabtec Corp.	170
3	Watsco, Inc.	110
7	Woodward Governor Co.	78

		34,720

	Commercial & Professional Services — 3.7%
15	CBIZ, Inc.●	108
3	Clean Harbors, Inc.●	145
48	Consolidated Graphics, Inc.●	614
4	CoStar Group, Inc.●	127
6	Healthcare Services Group, Inc.	88
2	Huron Consulting Group, Inc.●	103
132	Knoll, Inc.	806
72	Manpower, Inc.	2,274
4	McGrath RentCorp	69
53	Navigant Consulting, Inc.●	697
94	Resources Connection, Inc.●	1,416
7	Rollins, Inc.	126
8	Sykes Enterprises, Inc.●	139
9	Tetra Tech, Inc.●	190
9	Waste Connections, Inc.●	237
148	Watson Wyatt Worldwide, Inc.	7,295

		14,434

	Consumer Durables & Apparel — 1.8%
30	Carter’s, Inc.●	566
2	Deckers Outdoor Corp.●	99
96	Iconix Brand Group, Inc.●	852
34	Jakks Pacific, Inc.●	420
219	Liz Claiborne, Inc.	540
7	Pool Corp.	93
246	Smith & Wesson Holding Corp.●	1,480
141	True Religion Apparel, Inc.●	1,665
9	Tupperware Brands Corp.	147
48	Warnaco Group, Inc.●	1,140
6	Wolverine World Wide, Inc.	100

		7,102

	Consumer Services — 5.1%
4	American Public Education, Inc.●	154
110	Bally Technologies, Inc.●	2,027
3	Buffalo Wild Wings, Inc.●	126
2	Capella Education Co.●	126
15	Corinthian Colleges, Inc.●	284
52	ITT Educational Services, Inc.●	6,304
6	Jack in the Box, Inc.●	129
3	Matthews International Corp. Class A	94
5	P. F. Chang’s China Bistro, Inc.●	122
56	Pre-Paid Legal Services, Inc.●	1,637
67	Red Robin Gourmet Burgers, Inc.●	1,179
5	Steiner Leisure Ltd.●	127
7	Strayer Education, Inc.	1,331
35	Wendy’s/Arby’s Group, Inc.	175
290	WMS Industries, Inc.●	6,074

		19,889

	Diversified Financials — 0.4%
14	Ezcorp, Inc.●	166
1	Greenhill & Co., Inc.	108
12	Knight Capital Group, Inc.●	171
6	Life Partners Holdings, Inc.	105
61	optionsXpress Holdings, Inc.	697
11	Riskmetrics Group, Inc.●	153
19	Thinkorswim Group, Inc.●	162

		1,562

	Energy — 6.7%
140	Arena Resources, Inc.●	3,554
30	ATP Oil & Gas Corp.●	154
14	Basic Energy Services, Inc.●	89
5	Carbo Ceramics, Inc.	140
5	Clayton Williams Energy, Inc.●	144
322	Complete Production Services, Inc.●	992
160	Comstock Resources, Inc.●	4,777

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
8	Concho Resources, Inc.●	$196
3	Contango Oil & Gas Co.●	107
5	Dril-Quip, Inc.●	142
17	Exco Resources, Inc.●	174
6	Goodrich Petroleum Corp.●	112
1,185	Gran Tierra Energy Corp.●	2,973
60	Helmerich & Payne, Inc.	1,366
16	Matrix Service Co.●	129
397	McMoRan Exploration Co.●	1,867
7	NATCO Group, Inc.●	135
4	Nordic American Tanker Shipping	105
26	Overseas Shipholding Group, Inc.	578
6	Penn Virginia Corp.	71
578	Rosetta Resources, Inc.●	2,863
14	RPC, Inc.	94
94	St. Mary Land & Exploration Co.	1,245
66	Swift Energy Co.●	479
11	T-3 Energy Services, Inc.●	128
141	Union Drilling, Inc.●	534
16	USEC, Inc.●	78
367	Vaalco Energy, Inc.●	1,938
132	W&T Offshore, Inc.	811
26	Willbros Group, Inc.●	255

		26,230

	Food & Staples Retailing — 0.8%
83	BJ’s Wholesale Club, Inc.●	2,643
10	Spartan Stores, Inc.	147
12	Winn-Dixie Stores, Inc.●	112

		2,902

	Food, Beverage & Tobacco — 0.6%
4	Cal-Maine Foods, Inc.	100
394	Darling International, Inc.●	1,461
4	Diamond Foods, Inc.	111
10	Flowers Foods, Inc.	226
4	Green Mountain Coffee Roasters●	185
4	Lancaster Colony Corp.	164
2	Ralcorp Holdings, Inc.●	122
9	Vector Group Ltd.	122

		2,491

	Health Care Equipment & Services — 8.9%
19	Align Technology, Inc.●	153
24	Allscripts Misys Healthcare Solution	244
5	Amedisys, Inc.●	148
152	American Medical Systems Holdings●	1,689
204	Angiodynamics, Inc.●	2,295
3	Athenahealth, Inc.●	70
59	Beckman Coulter, Inc.	2,984
6	Catalyst Health Solutions●	115
3	Chemed Corp.	105
39	Community Health Systems, Inc.●	604
3	Computer Programs and Systems, Inc.	112
111	Corvel Corp.●	2,240
20	CryoLife, Inc.●	105
73	Cyberonics, Inc.●	973
73	Cynosure, Inc. Class A●	445
4	Emergency Medical Services●	127
245	Ev3, Inc.●	1,737
3	Genoptix, Inc.●	87
4	Gentiva Health Services, Inc.●	60
4	Haemonetics Corp.●	202
73	Hanger Orthopedic Group, Inc.●	965
319	Healthspring, Inc.●	2,668
6	HMS Holdings Corp.●	198
3	ICU Medical, Inc.●	97
9	Immucor, Inc.●	238
57	Kensey Nash Corp.●	1,215
2	Landauer, Inc.	91
8	LHC Group, Inc.●	179
175	LifePoint Hospitals, Inc.●	3,659
9	Masimo Corp.●	247
8	MedAssets, Inc.●	111
4	Meridian Bioscience, Inc.	76
7	NuVasive, Inc.●	227
91	Omnicell, Inc.●	709
4	Owens & Minor, Inc.	147
86	PharMerica Corp.●	1,433
10	Psychiatric Solutions, Inc.●	161
11	Quidel Corp.●	97
42	STERIS Corp.	961
130	Symmetry Medical, Inc.●	823
52	Thoratec Corp.●	1,325
62	U.S. Physical Therapy, Inc.●	596
138	Vnus Medical Technologies●	2,934
77	Volcano Corp.●	1,120
8	Wright Medical Group, Inc.●	103

		34,875

	Household & Personal Products — 2.0%
668	American Oriental Bioengineering, Inc.●	2,580
2	Chattem, Inc.●	133
3	China Sky One Medical, Inc.●	34
477	Nu Skin Enterprises, Inc. Class A	5,002

		7,749

	Insurance — 2.4%
95	Allied World Assurance Holdings Ltd.	3,621
205	Amerisafe, Inc.●	3,135
65	Axis Capital Holdings Ltd.	1,458
7	eHealth, Inc.●	108
9	Employers Holdings, Inc.	84
25	Platinum Underwriters Holdings Ltd.	703
6	Tower Group, Inc.	142

		9,251

	Materials — 1.1%
49	Calgon Carbon Corp.●	686
108	Cliff’s Natural Resources, Inc.	1,959
2	Compass Minerals Group, Inc.	126
143	Headwaters, Inc.●	450
18	Innophos Holdings, Inc.	199
40	OM Group, Inc.●	777
3	Rock Tenn Co. Class A	81
3	Silgan Holdings, Inc.	162

		4,440

	Media — 2.3%
316	Arbitron, Inc.	4,748
5	Interactive Data Corp.	128
158	Marvel Entertainment, Inc.●	4,171

		9,047

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Pharmaceuticals, Biotechnology & Life Sciences — 18.7%
9	Albany Molecular Research, Inc. ●	$83
9	Alexion Pharmaceuticals, Inc. ●	329
473	Alkermes, Inc. ●	5,738
76	Alnylam Pharmaceuticals, Inc. ●	1,453
333	Arena Pharmaceuticals, Inc. ●	1,004
4	Auxilium Pharmaceuticals, Inc. ●	98
26	Bio-Rad Laboratories, Inc. Class A ●	1,738
134	Bruker Corp. ●	825
344	Celera Corp. ●	2,627
204	Cepheid, Inc. ●	1,406
255	Cubist Pharmaceuticals, Inc. ●	4,173
362	CV Therapeutics, Inc. ●	7,199
90	Cypress Bioscience ●	636
774	Cytokinetics, Inc. ●	1,317
2	Dionex Corp. ●	99
4	Emergent Biosolutions, Inc. ●	59
22	Enzon, Inc. ●	131
18	eResearch Technology, Inc. ●	93
51	InterMune, Inc. ●	835
10	Isis Pharmaceuticals, Inc. ●	155
147	Kendle International, Inc. ●	3,079
7	Luminex Corp. ●	131
11	Martek Biosciences Corp.	196
8	Maxygen, Inc. ●	54
316	Medicines Co. ●	3,424
15	Medicis Pharmaceutical Corp. Class A	191
48	Metabolix, Inc. ●	325
96	Myriad Genetics, Inc. ●	4,356
20	NPS Pharmaceuticals, Inc. ●	83
111	Onyx Pharmaceuticals, Inc. ●	3,166
71	Optimer Pharmaceuticals, Inc. ●	931
100	OSI Pharmaceuticals, Inc. ●	3,806
22	PDL Biopharma, Inc.	153
78	Perrigo Co.	1,937
132	Pharmasset, Inc. ●	1,296
27	Questcor Pharmaceuticals ●	131
264	Regeneron Pharmaceuticals, Inc. ●	3,653
212	Rigel Pharmaceuticals, Inc. ●	1,300
463	Salix Pharmaceuticals Ltd. ●	4,401
114	Sepracor, Inc. ●	1,673
101	Theravance, Inc. ●	1,722
2	United Therapeutics Corp. ●	117
8	Valeant Pharmaceuticals International ●	138
71	Varian, Inc. ●	1,690
24	Vertex Pharmaceuticals, Inc. ●	684
22	VIVUS, Inc. ●	96
102	Watson Pharmaceuticals, Inc. ●	3,186
60	Xenoport, Inc. ●	1,167

		73,084

	Real Estate — 0.9%
38	American Capital Agency Corp.	655
183	Anworth Mortgage Asset Corp.	1,121
223	Brandywine Realty Trust	635
3	Equity Lifestyle Properties, Inc.	112
129	MFA Mortgage Investments, Inc.	758
4	Tanger Factory Outlet Center	138
5	Washington Real Estate Investment Trust	92

		3,511

	Retailing — 4.4%
32	Abercrombie & Fitch Co. Class A	771
10	Aeropostale, Inc. ●	258
164	Big Lots, Inc. ●	3,412
6	The Buckle, Inc.	186
4	Cato Corp.	75
2	Christopher & Banks Corp.	10
60	Citi Trends, Inc. ●	1,376
69	Collective Brands, Inc. ●	669
72	Gymboree Corp. ●	1,542
70	Hot Topic, Inc. ●	778
36	JOS A. Bank Clothiers, Inc. ●	990
72	Netflix, Inc. ●	3,076
99	Nutri/System, Inc.	1,407
79	Overstock.com, Inc. ●	719
11	PetMed Express, Inc. ●	180
4	Tractor Supply Co. ●	153
503	Wet Seal, Inc. Class A ●	1,690

		17,292

	Semiconductors & Semiconductor Equipment — 4.0%
237	Atheros Communications, Inc. ●	3,467
4	Hittite Microwave Corp. ●	133
13	Micrel, Inc.	92
13	Microsemi Corp. ●	155
4	Netlogic Microsystems, Inc. ●	103
1	NVE Corp. ●	21
361	ON Semiconductor Corp. ●	1,409
325	PMC — Sierra, Inc. ●	2,071
8	Power Integrations, Inc.	136
8	Semtech Corp. ●	109
279	Silicon Image, Inc. ●	670
620	Skyworks Solutions, Inc. ●	4,996
65	Tessera Technologies, Inc. ●	862
71	Ultra Clean Holdings, Inc. ●	76
9	Ultratech Stepper, Inc. ●	109
48	Varian Semiconductor Equipment Associates, Inc. ●	1,045

		15,454

	Software & Services — 13.2%
8	ACI Worldwide, Inc. ●	158
12	Actuate Corp. ●	38
5	Advent Software, Inc. ●	167
72	Ansys, Inc. ●	1,807
452	Art Technology Group, Inc. ●	1,152
145	AsiaInfo Holdings, Inc. ●	2,443
7	Blackboard, Inc. ●	209
158	Commvault Systems, Inc. ●	1,738
6	Concur Technologies, Inc. ●	124
189	CSG Systems International, Inc. ●	2,693
8	CyberSource Corp. ●	114
4	Digital River, Inc. ●	132
231	Earthlink, Inc. ●	1,518
6	EPIQ Systems, Inc. ●	111
6	Forrester Research, Inc. ●	117
14	Gartner, Inc. Class A ●	150
175	Informatica Corp. ●	2,327

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services (continued)
182	j2 Global Communications, Inc. ●	$3,997
10	Jack Henry & Associates, Inc.	158
110	JDA Software Group, Inc. ●	1,274
7	Manhattan Associates, Inc. ●	124
3	Mantech International Corp. Class A ●	136
8	Micros Systems ●	155
65	Net 1 UEPS Technologies, Inc. ●	986
11	Netscout Systems, Inc. ●	76
10	Omniture, Inc. ●	126
462	Parametric Technology Corp. ●	4,608
5	Pegasystems, Inc.	102
4	Quality Systems	176
130	Red Hat, Inc. ●	2,312
66	RightNow Technologies, Inc. ●	503
18	S1 Corp. ●	91
807	Sapient Corp. ●	3,606
46	Sohu.com, Inc. ●	1,880
125	Solera Holdings, Inc. ●	3,096
5	SonicWALL, Inc. ●	23
4	SPSS, Inc. ●	105
69	Sybase, Inc. ●	2,109
6	Syntel, Inc.	121
10	Taleo Corp. Class A ●	118
179	TeleCommunication Systems, Inc. Class A ●	1,639
324	Tibco Software, Inc. ●	1,900
203	TiVo, Inc. ●	1,424
9	Tyler Corp. ●	127
402	United Online, Inc.	1,794
88	Vignette Corp. ●	589
30	VistaPrint Ltd. ●	834
14	Websense, Inc. ●	170
321	Wind River Systems, Inc. ●	2,056

		51,413

	Technology — 0.1%
68	Polypore International, Inc. ●	274

	Technology Hardware & Equipment — 7.2%
7	ADTRAN, Inc.	119
163	Arris Group, Inc. ●	1,204
173	Avocent Corp. ●	2,095
182	Benchmark Electronics, Inc. ●	2,043
10	Bigband Networks, Inc. ●	67
15	Cogent, Inc. ●	174
11	Cognex Corp.	144
3	Comtech Telecommunications Corp. ●	81
11	Data Domain, Inc. ●	137
466	Emulex Corp. ●	2,343
22	Harmonic, Inc. ●	142
68	Ingram Micro, Inc. ●	865
64	Interdigital, Inc. ●	1,657
25	Itron, Inc. ●	1,193
99	Multi-Fineline Electronix, Inc. ●	1,662
5	Neutral Tandem, Inc. ●	122
102	Novatel Wireless, Inc. ●	575
97	Palm, Inc. ●	839
91	Plexus Corp. ●	1,248
123	Polycom, Inc. ●	1,883
199	QLogic Corp. ●	2,212
203	Riverbed Technology, Inc. ●	2,653
4	Scansource, Inc. ●	67
222	Starent Networks Corp. ●	3,502
44	Synaptics, Inc. ●	1,181

		28,208

	Telecommunication Services — 1.5%
11	Alaska Communication Systems Holdings, Inc.	74
150	Atlantic Tele-Network, Inc.	2,875
25	Centennial Cellular Corp. Class A ●	207
6	Consolidated Communications Holdings, Inc.	57
12	Iowa Telecommunications Services, Inc.	141
50	NTELOS Holdings Corp.	920
14	Premiere Global Services, Inc. ●	123
6	Shenandoah Telecommunications Co.	127
81	Syniverse Holdings, Inc. ●	1,269
26	TW Telecom, Inc. ●	225

		6,018

	Transportation — 2.4%
4	Allegiant Travel Co. ●	186
9	Heartland Express, Inc.	139
195	Hub Group, Inc. ●	3,315
63	Knight Transportation, Inc.	955
41	Marten Transport Ltd. ●	764
37	Old Dominion Freight Line, Inc. ●	857
32	Saia, Inc. ●	378
174	Werner Enterprises, Inc.	2,634

		9,228

	Utilities — 0.6%
4	ITC Holdings Corp.	172
78	UniSource Energy Corp.	2,185

		2,357

	Total common stock (Cost $512,188)	$382,841

Principal
Amount
SHORT-TERM INVESTMENTS — 2.0%
	Repurchase Agreements — 2.0%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,675, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $1,708)
$1,675	0.24% dated 03/31/2009	$1,675
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2009 in the amount of $316, collateralized by U.S. Treasury Bond 4.50% - 7.25%, 2022 - 2036, value of $325)
316	0.02% dated 03/31/2009	316

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $3,950, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $4,029)

$3,950	0.20% dated 03/31/2009		$3,950

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,073, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $1,095)

1,073	0.25% dated 03/31/2009		1,073
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $6, collateralized by U.S. Treasury Note 4.50%, 2012, value of $6)
6	0.13% dated 03/31/2009		6
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2009 in the amount of $46, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $48)
46	0.18% dated 03/31/2009		46
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $730, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $745)
730	0.27% dated 03/31/2009		730

			7,796

	U.S. Treasury Bills — 0.0%
230	0.10%, 04/16/2009 ¡ ☐		230

	Total short-term investments (Cost $8,026)		$8,026

	Total investments (Cost $520,214) ▲	100.0%	$390,867
	Other assets and liabilities	0.0%	(125)

	Total net assets	100.0%	$390,742

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.53% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $523,250 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,519
Unrealized Depreciation	(155,902)

Net Unrealized Depreciation	$(132,383)

●	Currently non-income producing.

¡	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

☐	Security pledged as initial margin deposit for open futures contracts at March 31, 2009.

Futures Contracts Outstanding at March 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	12	Long	Jun 2009	$46

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford SmallCap Value HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.0%
	Automobiles & Components — 0.4%
11	Dana Holding Corp. ●	$5
4	Hayes Lemmerz International ●	1
—	Lear Corp. ●	—
2	Tenneco Automotive, Inc. ●	2
13	Thor Industries, Inc.	203

		211

	Banks — 7.9%
—	Ames National Corp.	3
2	Arrow Financial Corp.	42
4	Banco Latinoamericano de Exportaciones S.A. ADR Class E	39
1	Bank of the Ozarks, Inc.	14
4	Bankfinancial Corp.	42
2	Berkshire Hills Bancorp, Inc.	39
66	Boston Private Financial Holdings, Inc.	232
—	Brooklyn Federal Bancorp, Inc.	3
1	Bryn Mawr Bank Corp.	15
1	Camden National Corp.	30
64	Cathay General Bancorp	671
1	Central Pacific Financial Corp.	3
2	Citizens & Northern Corp.	40
2	City Holding Co.	47
1	Clifton Savings Bancorp, Inc.	11
3	Colonial BancGroup, Inc.	3
—	Community Bank System, Inc.	5
31	CVB Financial Corp.	206
3	Dime Community Bancshares	31
4	East West Bancorp, Inc.	16
3	First Bancorp North Carolina	35
7	First BanCorp Puerto Rico	29
2	First Bancorp, Inc.	27
6	First Commonwealth Financial Corp.	55
—	First Financial Bankshares, Inc.	10
—	First Financial Corp.	11
4	First Financial Northwest	37
1	First Merchants Corp.	14
1	First Midwest Bancorp, Inc.	5
8	First Niagara Financial Group, Inc.	89
1	First Place Financial Corp.	2
—	First Source Corp.	4
5	FirstMerit Corp.	88
—	Flushing Financial Corp.	1
5	FNB Corp.	39
3	Fox Chase Bancorp, Inc. ●	32
1	Glacier Bancorp	17
5	Guaranty Bancorp ●	9
1	Hancock Holding Co.	38
8	Hanmi Financial Corp.	10
—	Harleysville National Corp.	1
—	Iberiabank Corp.	5
2	Integra Bank Corp.	4
24	International Bancshares Corp.	181
4	Kearny Financial Corp.	38
2	Lakeland Bancorp, Inc.	19
1	Lakeland Financial Corp.	13
—	MainSource Financial Group, Inc.	2
—	MB Financial, Inc.	5
—	NASB Financial, Inc.	5
4	National Penn Bancshares, Inc.	35
3	NBT Bancorp	61
4	Newalliance Bancs	51
1	Oceanfirst Financial Corp.	13
1	Ocwen Financial Corp. ●	14
5	Old National Bankcorp	60
2	Oriental Financial Group, Inc.	11
2	Pacific Capital Bancorp	16
—	Pacific Continental Corp.	1
2	PacWest Bancorp	30
—	Park National Corp.	22
1	Peapack-Gladstone Financial	20
1	Pennsylvania Commerce Bancorp, Inc. ●	11
1	Peoples Bancorp, Inc.	12
1	Prosperity Bancshares, Inc.	19
4	Provident Bankshares Corp.	25
6	Provident Financial Services, Inc.	62
1	Radian Group, Inc.	2
1	Renasant Corp.	18
2	Republic Bancorp, Inc.	32
2	Rockville Financial, Inc.	14
2	S&T Bancorp, Inc.	46
—	S.Y. Bancorp, Inc.	2
—	Sandy Spring Bancorp, Inc.	2
3	Santander Bancorp	24
2	Simmons First National Corp.	49
3	South Financial Group, Inc.	3
2	Southside Bancshares, Inc.	42
2	Southwest Bancorp	14
1	Sterling Bancshares, Inc.	4
3	Sterling Financial Corp.	5
1	Suffolk Bancorp	34
1	Sun Bancorp, Inc. ●	5
6	Susquehanna Bancshares, Inc.	59
47	Synovus Financial Corp.	153
3	Towne Bank	44
3	Trustco Bank Corp.	20
2	Trustmark Corp.	39
1	UMB Financial Corp.	35
5	Umpqua Holdings Corp.	49
1	United Bankshares, Inc.	10
4	United Community Financial Corp.	4
1	Univest Corp.	14
3	WesBanco, Inc.	61
2	Wilshire Bancorp, Inc.	12
1	Wintrust Financial Corp.	16
41	Zion Bancorp	403

		3,995

	Capital Goods — 9.5%
2	A.O. Smith Corp.	54
—	Actuant Corp. Class A	1
—	American Rail Car Industries, Inc.	2
—	American Woodmark Corp.	7
—	Ameron International Corp. w/ Rights	5
14	AMETEK, Inc.	422
1	Ampco-Pittsburgh Corp.	8
3	Apogee Enterprises	33
2	Applied Signal Technology	35

Hartford SmallCap Value HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Capital Goods (continued)
1	Arfon, Inc. ●	$15
1	Baldor Electric Co.	16
—	Beacon Roofing Supply, Inc. ●	1
2	Brady Corp. Class A	40
2	Briggs & Stratton Corp.	38
1	Cascade Bancorp	12
2	Ceradyne, Inc. ●	43
1	CIRCOR International, Inc.	18
28	Clarcor, Inc.	710
2	Columbus McKinnon Corp. ●	20
1	Commercial Vehicles Group, Inc. ●	—
1	Cubic Corp.	13
1	Ducommun, Inc.	13
2	Dycom Industries, Inc. ●	14
1	DynCorp International, Inc. ●	15
6	EMCOR Group, Inc. ●	102
1	Encore Wire Corp.	15
1	Enersys ●	11
4	Enpro Industries, Inc. ●	72
5	Federal Signal Corp.	27
1	Force Protection, Inc. ●	6
3	Gibralter Industries, Inc.	12
21	Graco, Inc.	358
4	GrafTech International Ltd. ●	23
3	Granite Construction, Inc.	97
1	Griffon Corp. ●	7
—	GT Solar International, Inc. ●	2
3	H & E Equipment Services, Inc. ●	22
31	Hexcel Corp. ●	204
26	Huttig Building Products, Inc. ● ⌂	10
—	Insituform Technologies, Inc. ●	2
1	Insteel Industries, Inc.	6
—	Integrated Electrical Services, Inc. ●	2
4	Kadant, Inc. ●	41
1	Layne Christensen Co. ●	10
22	Lincoln Electric Holdings, Inc.	707
8	Lydall, Inc. ●	24
—	Michael Baker Corp. ●	3
2	Mueller Industries, Inc.	37
6	Mueller Water Products, Inc.	18
1	NCI Building Systems, Inc. ●	3
5	NN, Inc.	6
1	Perini Corp. ●	6
30	Pike Electric Corp. ●	280
—	Preformed Line Products Co.	8
2	Quanex Building Products Corp.	14
1	Regal-Beloit Corp.	28
1	Robbins & Myers, Inc.	12
18	Roper Industries, Inc.	764
2	Rush Enterprises, Inc. ●	21
3	SauerDanfoss, Inc.	8
1	Standex International	6
1	TAL International Group, Inc.	8
2	Tecumseh Products Co. Class A ●	9
1	Thermadyne Holdings Corp. ●	1
4	Tredegar Corp.	72
—	Trex Co., Inc. ●	2
1	Trimas Corp. ●	2
—	Triumph Group, Inc.	4
1	Twin Disc, Inc.	10
4	Wabash National Corp.	5
12	Watts Water Technologies, Inc.	227

		4,849

	Commercial & Professional Services — 7.6%
64	ABM Industries, Inc.	1,046
19	ATC Technology Corp. ●	202
—	CDI Corp.	2
8	Comfort Systems USA, Inc.	86
1	Consolidated Graphics, Inc. ●	9
8	Copart, Inc. ●	222
2	Courier Corp.	36
2	Deluxe Corp.	18
3	G & K Services, Inc. Class A	53
2	Heidrick & Struggles International, Inc.	41
2	Herman Miller, Inc.	24
2	HNI Corp.	24
6	Hudson Highland Group, Inc. ●	7
5	Kelly Services, Inc.	40
—	Kforce, Inc. ●	1
3	Knoll, Inc.	19
—	Korn/Ferry International ●	4
2	M & F Worldwide Corp. ●	20
52	McGrath RentCorp	808
1	MPS Group, Inc. ●	6
3	On Assignment, Inc. ●	7
20	Resources Connection, Inc. ●	302
15	School Specialty, Inc. ●	260
27	Schwak, Inc.	164
9	Spherion Corp. ●	18
2	Standard Register Co.	11
1	TrueBlue, Inc. ●	11
14	United Stationers, Inc. ●	379
2	Viad Corp.	31
7	Waste Services, Inc. ●	31

		3,882

	Consumer Durables & Apparel — 4.0%
4	American Greetings Corp. Class A	22
1	Brunswick Corp.	5
4	Callaway Golf Co.	29
5	Carter’s, Inc. ●	103
3	Champion Enterprises, Inc. ●	1
28	Cherokee, Inc.	429
—	CSS Industries, Inc.	2
1	Ethan Allen Interiors, Inc.	7
2	Hooker Furniture Corp.	18
5	Jakks Pacific, Inc. ●	62
—	M/I Schottenstein Homes, Inc.	3
2	Maidenform Brands, Inc. ●	14
2	Meritage Homes Corp. ●	27
—	National Presto Industries, Inc.	12
3	Palm Harbor Holmes, Inc. ●	6
31	RC2 Corp. ●	161
2	Ryland Group, Inc.	38
73	Tempur-Pedic International, Inc.	530
4	Timberland Co. Class A ●	47
11	Unifirst Corp.	297

Hartford SmallCap Value HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Consumer Durables & Apparel (continued)
21	Volcom, Inc. ●	$199

		2,012

	Consumer Services — 3.2%
—	Ameristar Casinos, Inc.	5
3	Bob Evans Farms, Inc.	60
2	California Pizza Kitchen, Inc. ●	21
2	CEC Entertainment, Inc. ●	48
—	Churchill Downs, Inc.	12
1	Gaylord Entertainment Co. w/ Rights ●	10
—	Great Wolf Resorts, Inc. ●	1
—	Isle of Capri Casinos, Inc. ●	1
1	Jack in the Box, Inc. ●	33
4	Jackson Hewitt Tax Service, Inc.	19
1	Lincoln Educational Services Corp. ●	16
1	Marcus Corp.	11
29	Matthews International Corp. Class A	824
—	Monarch Casino & Resort, Inc. ●	1
2	O’ Charley’s, Inc.	6
2	P. F. Chang’s China Bistro, Inc. ●	42
16	Papa John’s International, Inc. ●	366
—	Red Robin Gourmet Burgers, Inc. ●	7
1	Regis Corp.	18
2	Steiner Leisure Ltd. ●	52
9	Stewart Enterprises, Inc.	30
1	Vail Resorts, Inc. ●	14

		1,597

	Diversified Financials — 5.1%
13	Advance America Cash Advance Centers, Inc.	21
5	Apollo Investment Corp.	17
125	Ares Capital Corp.	607
2	Blackrock Kelso Capital Corp.	8
4	Broadpoint Securities Group ●	14
1	Calamos Asset Management, Inc.	5
—	Capital Southwest Corp.	16
1	Cash America International, Inc.	22
4	Compass Diversified Holdings	34
3	Encore Capital Group, Inc. ●	14
—	Evercore Partners, Inc.	3
43	Federated Investors, Inc.	946
2	Fifth Street Finance Corp.	18
25	Financial Federal Corp.	534
4	Hercules Technology Growth	19
6	Knight Capital Group, Inc. ●	92
1	Kohlberg Capital Corp.	4
4	LaBranche & Co., Inc. ●	16
3	MCG Capital Corp.	4
3	Nelnet, Inc.	26
6	Newstar Financial, Inc. ●	14
3	NGP Capital Resources Co.	15
5	PennantPark Investment Corp.	18
2	Penson Worldwide, Inc. ●	15
2	PHH Corp. ●	32
1	Pico Holdings, Inc. ●	33
—	Prospect Capital Corp.	1
1	Stifel Financial ●	28
—	SWS Group, Inc.	6
—	Virtus Investment Partners, Inc. ●	3
1	Westwood Holdings Group, Inc.	23

		2,608

	Energy — 5.6%
2	Bill Barrett Corp. ●	50
1	Brigham Exploration Co. ●	2
—	Bristow Group, Inc. ●	4
2	Cal Dive International, Inc. ●	10
2	Callon Petroleum Corp. ●	2
20	Carbo Ceramics, Inc.	569
3	Complete Production Services, Inc. ●	10
1	Gulfmark Offshore, Inc. ●	19
—	Harvest Natural Resources, Inc. ●	1
1	Hornbeck Offshore Services, Inc. ●	14
1	Lufkin Industries, Inc.	30
8	Meridian Resource Corp. ●	2
5	Newpark Resources, Inc. ●	13
12	Oceaneering International, Inc. ●	424
1	PHI, Inc. ●	5
5	Pioneer Drilling Co. ●	17
40	Quicksilver Resources, Inc. ●	219
6	Rosetta Resources, Inc. ●	32
2	Superior Well Services, Inc. ●	10
36	TETRA Technologies, Inc. ●	115
1	Union Drilling, Inc. ●	3
4	Vaalco Energy, Inc. ●	19
—	Westmoreland Coal Co. ●	1
40	World Fuel Services Corp.	1,282

		2,853

	Food & Staples Retailing — 0.5%
4	Casey’s General Stores, Inc.	109
—	Ingles Markets, Inc.	3
1	Nash Finch Co.	39
4	Pantry, Inc. ●	63
1	Spartan Stores, Inc.	11
1	Village Super Market, Inc.	31
1	Winn-Dixie Stores, Inc. ●	13

		269

	Food, Beverage & Tobacco — 2.8%
1	Cal-Maine Foods, Inc.	20
4	Chiquita Brands International, Inc. ●	25
11	Flowers Foods, Inc.	258
1	Hain Celestial Group, Inc. ●	7
16	J&J Snack Foods Corp.	561
—	Lance, Inc.	4
1	National Beverage Co. ●	11
9	Ralcorp Holdings, Inc. ●	512
1	TreeHouse Foods, Inc. ●	29
—	Universal Corp.	9

		1,436

	Health Care Equipment & Services— 9.3%
—	Alliance Healthcare Services, Inc. ●	3
7	Amedisys, Inc. ●	201
3	Amerigroup Corp. ●	90
47	AMN Healthcare Services, Inc. ●	242
2	AmSurg Corp. ●	30
—	Assisted Living Concepts I-A ●	6
1	Cardiac Science Corp. ●	4
5	Centene Corp. ●	97
10	Chemed Corp.	374

Hartford SmallCap Value HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care Equipment & Services (continued)
2	CONMED Corp. ●	$23
9	Cooper Co., Inc.	238
10	Emergency Medical Services ●	314
1	Gentiva Health Services, Inc. ●	9
2	Greatbatch, Inc. ●	31
1	HealthSouth Corp. ●	10
6	Healthspring, Inc. ●	47
14	ICU Medical, Inc. ●	435
5	Invacare Corp.	74
4	Kindred Healthcare, Inc. ●	56
17	Landauer, Inc.	857
8	Magellan Health Services, Inc. ●	288
2	Molina Healthcare, Inc. ●	38
4	NightHawk Radiology Holdings, Inc. ●	10
28	Owens & Minor, Inc.	924
3	Rehabcare Group, Inc. ●	47
1	Skilled Healthcare Group ●	11
3	Universal American Financial Corp. ●	26
17	Young Innovations, Inc.	257

		4,742

	Household & Personal Products — 3.4%
9	Central Garden & Pet Co. Class A ●	67
15	Chattem, Inc. ●	852
2	Nu Skin Enterprises, Inc. Class A	25
9	Prestige Brands Holdings, Inc. ●	44
30	WD40 Co.	741

		1,729

	Insurance — 3.4%
9	AMBAC Financial Group, Inc.	7
8	American Equity Investment Life Holding Co.	33
1	American Physicians Capital, Inc.	33
1	Amerisafe, Inc. ●	12
3	Amtrust Financial Services	27
2	Argo Group International Holdings Ltd. ●	56
6	Aspen Insurance Holdings Ltd.	126
3	CNA Surety Corp. ●	47
—	Delphi Financial Group Class A	4
4	Employers Holdings, Inc.	41
2	FBL Financial Group Class A	10
5	Flagstone Reinsurance Holdings	38
—	FPIC Insurance Group, Inc. ●	4
1	Greenlight Capital Re Ltd. Class A ●	8
—	Harleysville Group, Inc.	3
37	Horace Mann Educators Corp.	311
2	Infinity Property & Casualty Corp.	51
3	IPC Holdings Ltd.	94
—	Kansas City Life Insurance Co.	7
2	Max Capital Group Ltd.	43
7	Montpelier Re Holdings Ltd.	86
2	National Financial Partners Corp.	7
1	Navigators Group, Inc. ●	33
1	Odyssey Re Holdings Corp.	19
8	Phoenix Cos.	10
3	Platinum Underwriters Holdings Ltd.	98
3	PMA Capital Corp. Class A ●	11
2	ProAssurance Corp. ●	105
1	RLI Corp.	30
1	Safety Insurance Group, Inc.	31
3	Seabright Insurance Holdings ●	29
22	Selective Insurance Group	259
—	Tower Group, Inc.	7
2	Validus Holdings Ltd.	46
1	Zenith National Insurance Corp.	19

		1,745

	Materials — 3.4%
3	A. Schulman, Inc.	44
30	Balchem Corp.	746
8	Buckeye Technologies, Inc. ●	17
5	BWAY Holding Co. ●	41
44	Glatfelter	271
4	Headwaters, Inc. ●	12
6	Hecla Mining Co. ●	12
2	Innophos Holdings, Inc.	26
—	LSB Industries, Inc. ●	4
2	Minerals Technologies, Inc.	69
17	Neenah Paper, Inc.	60
6	Olin Corp.	87
2	OM Group, Inc. ●	41
2	Rock Tenn Co. Class A	42
3	Rockwood Holdings, Inc. ●	23
1	Royal Gold, Inc.	53
1	RTI International Metals, Inc. ●	7
1	Schweitzer-Mauduit International, Inc.	9
4	Sensient Technologies Corp.	83
—	Silgan Holdings, Inc.	5
2	Solutia, Inc. ●	3
7	Spartech Corp.	18
3	Stillwater Mining Co. ●	10
1	Universal Stainless & Alloy Products ●	8
1	W.R. Grace & Co. ●	4
2	Wausau Paper Corp.	10
5	Worthington Industries, Inc.	41

		1,746

	Media — 0.5%
2	A.H. Belo Corp. Class A	2
3	Belo Corp. Class A	2
16	Central European Media Enterprises Ltd. ●	178
3	Crown Media Holdings, Inc. ●	6
2	Harte-Hanks, Inc.	8
4	Journal Communications, Inc.	3
—	Lin TV Corp. ●	—
10	Mediacom Communications Corp. ●	42
4	RCN Corp. ●	13
1	RHI Entertainment, Inc. ●	1

		255

	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
3	Albany Molecular Research, Inc. ●	27
4	Bio-Rad Laboratories, Inc. Class A ●	290
5	Covance, Inc. ●	178
3	Maxygen, Inc. ●	18
1	Valeant Pharmaceuticals International ●	21
7	ViroPharma, Inc. ●	37

		571

Hartford SmallCap Value HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Real Estate — 3.9%
—	Alexander’s, Inc.	$17
—	American Campus Communities, Inc.	5
10	Anworth Mortgage Asset Corp.	59
12	Ashford Hospitality	19
5	Associated Estates Realty	26
2	Biomed Realty Trust, Inc.	15
9	CapLease, Inc.	17
3	Capstead Mortgage Corp.	27
4	Cedar Shopping Court	7
4	Cogdell Spencer, Inc.	18
2	Colonial Properties Trust	6
2	Corporate Office Properties	37
3	Cousins Properties, Inc.	17
4	DCT Industrial Trust, Inc.	12
2	Diamondrock Hospitality	9
1	DuPont Fabros Technology, Inc.	3
6	Education Realty Trust, Inc.	21
41	Entertainment Properties Trust	651
3	Extra Space Storage, Inc.	16
6	Felcor Lodging Trust, Inc.	9
1	First Industrial Realty Trust, Inc.	2
6	First Potomac Realty Trust	41
—	Franklin Street Properties Corp.	4
20	Friedman Billings Ramsey Group, Inc. ●	4
3	Getty Realty Corp.	50
4	Gramercy Capital Corp.	4
1	Hatteras Financial Corp.	15
5	Healthcare Realty Trust, Inc.	75
5	Highwoods Properties, Inc.	97
2	Home Properties of New York, Inc.	53
—	JER Investors Trust, Inc.	—
12	Lexington Realty Trust	29
1	Maguire Properties, Inc.	1
7	Medical Properties Trust, Inc.	26
15	MFA Mortgage Investments, Inc.	91
1	Mid-America Apartment Communities, Inc.	42
1	National Health Investors, Inc.	13
6	National Retail Properties, Inc.	92
1	Newcastle Investment Corp.	—
—	Northstar Realty Finance Corp.	—
1	Omega Healthcare Investors	17
3	Parkway Properties, Inc.	28
2	Penn Real Estate Investment Trust	5
—	Potlatch Corp.	5
1	PS Business Parks, Inc.	52
7	RAIT Financial Trust	9
4	Realty Income Corp.	84
1	Redwood Trust, Inc.	14
6	Senior Housing Properties Trust	87
12	Strategic Hotels & Resorts, Inc.	8
1	Sun Communities, Inc.	13
10	Sunstone Hotel Investors, Inc.	25
5	U-Store-It	9

		1,986

	Retailing — 2.6%
3	Aaron Rents, Inc.	72
6	Blockbuster, Inc. Class A ●	4
197	Borders Group, Inc. ●	124
1	Brown Shoe Co., Inc.	4
3	Build-A-Bear Workshop, Inc. ●	16
—	Cabela’s, Inc. ●	4
1	Cato Corp.	22
2	Charming Shoppes, Inc. ●	2
9	Chico’s FAS, Inc. ●	49
1	Children’s Place Retail Stores, Inc. ●	22
4	Collective Brands, Inc. ●	42
1	Core-Mark Holding Co., Inc. ●	26
4	Dress Barn, Inc. ●	54
2	Genesco, Inc. ●	44
17	Group 1 Automotive, Inc.	238
13	Gymboree Corp. ●	267
5	Hot Topic, Inc. ●	54
1	Jo-Ann Stores, Inc. ●	9
—	JOS A. Bank Clothiers, Inc. ●	8
2	Men’s Wearhouse, Inc.	36
1	Monroe Muffler, Inc.	14
9	New York & Co., Inc. ●	32
7	Rent-A-Center, Inc. ●	136
8	Retail Ventures, Inc. ●	12
2	Shoe Carnival, Inc. ●	18
1	Tractor Supply Co. ●	25

		1,334

	Semiconductors & Semiconductor Equipment — 1.7%
1	Actel Corp. ●	6
7	Applied Micro Circuits Corp. ●	35
2	Brooks Automation, Inc. ●	10
2	Cirrus Logic, Inc. ●	7
1	Cymer, Inc. ●	31
2	DSP Group, Inc. ●	7
291	Entegris, Inc. ●	250
—	IXYS Corp.	1
1	LTX — Credence Corp. ●	—
5	MKS Instruments, Inc. ●	67
1	Photronics, Inc. ●	1
1	PMC — Sierra, Inc. ●	8
4	RF Micro Devices, Inc. ●	6
1	Sigma Designs, Inc. ●	12
31	Silicon Storage Technology, Inc. ●	50
4	Skyworks Solutions, Inc. ●	34
1	Standard Microsystems Corp. ●	13
2	TriQuint Semiconductor, Inc. ●	4
15	Varian Semiconductor Equipment Associates, Inc. ●	314
2	Zoran Corp. ●	21

		877

	Software & Services — 8.0%
11	Acxiom Corp.	80
1	CACI International, Inc. Class A ●	37
7	Cass Information Systems, Inc.	233
2	CIBER, Inc. ●	5
18	Computer Services, Inc.	453
4	CSG Systems International, Inc. ●	59
32	DealerTrack Holdings, Inc. ●	421
2	Fair Isaac, Inc.	32
3	Global Cash Access, Inc. ●	10

Hartford SmallCap Value HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services (continued)
4	Infospace, Inc. ●	$19
3	Internap Network Services Corp. ●	8
4	JDA Software Group, Inc. ●	42
1	Limelight Networks, Inc. ●	5
—	MAXIMUS, Inc.	16
39	MSC.Software Corp. ●	220
2	Ness Technologies, Inc. ●	5
7	OpenTV Corp. ●	10
1	Parametric Technology Corp. ●	11
—	Perficient, Inc. ●	1
6	Perot Systems Corp. Class A ●	80
3	Progress Software Corp. ●	44
2	Quest Software, Inc. ●	29
—	Rackspace Hosting, Inc. ●	1
11	Solera Holdings, Inc. ●	273
3	Sybase, Inc. ●	85
51	Syntel, Inc.	1,050
18	Tibco Software, Inc. ●	105
131	Unisys Corp. ●	69
4	United Online, Inc.	19
88	VeriFone Holdings, Inc. ●	598
1	Vignette Corp. ●	4
1	Websense, Inc. ●	10
1	Wright Express Corp. ●	26

		4,060

	Technology Hardware & Equipment — 3.7%
45	3Com Corp. ●	139
1	Adaptec, Inc. ●	2
1	ADTRAN, Inc.	16
1	Anaren Microwave, Inc. ●	6
9	Arris Group, Inc. ●	67
27	Avid Technology, Inc. ●	242
3	Avocent Corp. ●	34
9	Benchmark Electronics, Inc. ●	105
2	Black Box Corp.	40
4	Coherent, Inc. ●	69
3	CTS Corp.	9
1	DG Fastchannel, Inc. ●	9
—	Digi International, Inc. ●	3
33	Electronics for Imaging, Inc. ●	323
—	EMS Technologies, Inc. ●	5
1	Harmonic, Inc. ●	9
5	Harris Stratex Networks Class A ●	20
2	Hutchinson Technology, Inc. ●	5
1	Hypercom Corp. ●	1
4	Imation Corp.	31
6	Insight Enterprises, Inc. ●	17
38	Jabil Circuit, Inc.	209
5	Methode Electronics, Inc.	19
—	MTS Systems Corp.	7
—	Netgear, Inc. ●	2
8	PC-Tel, Inc.	34
19	Plexus Corp. ●	263
2	Polycom, Inc. ●	29
1	Powerwave Technologies, Inc. ●	—
2	Quantum Corp. ●	1
—	Rackable Systems, Inc. ●	2
3	Rogers Corp. ●	57
49	Sanmina-Sci Corp. ●	15
—	Scansource, Inc. ●	2
1	Symmetricom, Inc. ●	4
5	Tekelec ●	66
6	TTM Technologies, Inc. ●	33

		1,895

	Telecommunication Services — 1.3%
12	Cincinnati Bell, Inc. ●	27
47	General Communication, Inc. Class A ●	314
2	Global Crossing Ltd. ●	13
14	iPCS, Inc. ●	136
2	Premiere Global Services, Inc. ●	18
—	Shenandoah Telecommunications Co.	5
3	Syniverse Holdings, Inc. ●	46
3	TW Telecom, Inc. ●	28
8	USA Mobility, Inc.	70

		657

	Transportation — 4.2%
2	Alaska Air Group, Inc. ●	41
—	Amerco ●	13
2	Arkansas Best Corp.	36
5	Celadon Group, Inc. ●	27
19	Forward Air Corp.	308
—	Genesee & Wyoming, Inc. Class A ●	6
5	Hawaiian Holdings, Inc. ●	18
2	Heartland Express, Inc.	36
8	JetBlue Airways Corp. ●	30
41	Landstar System, Inc.	1,349
1	Marten Transport Ltd. ●	22
5	Pacer International, Inc.	17
1	Republic Airways Holdings, Inc. ●	7
4	Saia, Inc. ●	45
6	SkyWest, Inc.	75
—	UAL Corp. ●	1
4	US Airways Group, Inc. ●	11
5	Werner Enterprises, Inc.	77
2	YRC Worldwide, Inc. ●	9

		2,128

	Utilities — 2.9%
—	American States Water	11
7	Avista Corp.	95
1	California Water Service Group	54
1	CH Energy Group	23
1	Chesapeake Utilities Corp.	31
1	Cleco Corp.	26
23	El Paso Electric Co. ●	329
1	Empire District Electric Co.	20
4	IDACORP, Inc.	91
1	Laclede Group, Inc.	23
—	MGE Energy, Inc.	13
—	Middlesex Water Co.	3
—	New Jersey Resources Corp.	7
—	Nicor, Inc.	7
2	Northwest Natural Gas Co.	98
4	NorthWestern Corp.	96
1	Piedmont Natural Gas	26
7	Portland General Electric Co.	120
2	South Jersey Industries, Inc.	57
5	Southwest Gas Corp.	113

Hartford SmallCap Value HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
COMMON STOCK (continued)
	Utilities (continued)
1	UIL Holdings Corp.		$20
2	UniSource Energy Corp.		43
3	Westar Energy, Inc.		45
4	WGL Holdings, Inc.		127

			1,478

	Total common stock (Cost $74,440)		$48,915

PREFERRED STOCK — 0.2%
	Banks — 0.2%
—	East West Bancorp, Inc. ⌂ ۞		$100

	Total preferred stock (Cost $302)		$100

	Total long-term investments (Cost $74,742)		$49,015

SHORT-TERM INVESTMENTS — 4.3%
	Investment Pools and Funds — 4.3%
949	Federated Investors Prime Obligations Fund		$949
1,264	State Street Bank Money Market Fund		1,264

	Total short-term investments (Cost $2,213)		$2,213

	Total investments (Cost $76,955)▲	100.5%	$51,228
	Other assets and liabilities	(0.5)%	(261)

	Total net assets	100.0%	$50,967

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.08% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $77,449 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,136
Unrealized Depreciation	(27,357)

Net Unrealized Depreciation	$(26,221)

●	Currently non-income producing.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
04/2008	—	East West Bancorp, Inc.	$302
03/2006 -	26	Huttig Building Products, Inc.	228
05/2006
The aggregate value of these securities at March 31, 2009 was $110 which represents 0.22% of total net assets.
Futures Contracts Outstanding at March 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	14	Long	Jun 2009	$27

*	The number of contracts does not omit 000’s.

Cash of $56 was pledged as initial margin deposit for open futures contracts at March 31,2009.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Stock HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 99.3%
	Automobiles & Components — 0.5%
359	Honda Motor Co., Ltd.	$8,546

	Banks — 2.4%
268	PNC Financial Services Group, Inc.	7,852
500	Standard Chartered plc	6,204
3,669	Washington Mutual, Inc. Private Placement † ⌂	183
2,105	Wells Fargo & Co.	29,977

		44,216

	Capital Goods — 6.5%
396	Cummins, Inc.	10,089
167	Danaher Corp.	9,071
573	Deere & Co.	18,821
80	First Solar, Inc. ●	10,669
2,794	General Electric Co.	28,242
507	Honeywell International, Inc.	14,117
434	Illinois Tool Works, Inc.	13,398
259	Siemens AG ADR	14,767

		119,174

	Commercial & Professional Services— 0.3%
690	Monster Worldwide, Inc. ●	5,624

	Diversified Financials — 9.4%
548	Ameriprise Financial, Inc.	11,233
2,087	Bank of America Corp.	14,230
2,201	Discover Financial Services, Inc.	13,891
418	Goldman Sachs Group, Inc.	44,263
1,679	Invesco Ltd.	23,269
1,975	JP Morgan Chase & Co.	52,498
1,495	UBS AG ADR ●	14,095

		173,479

	Energy — 14.4%
499	Cameco Corp.	8,563
136	Canadian Natural Resources Ltd. ADR	5,260
108	Chevron Corp.	7,282
443	EOG Resources, Inc.	24,248
1,065	Exxon Mobil Corp.	72,506
601	Hess Corp.	32,596
411	Marathon Oil Corp.	10,808
1,202	OAO Gazprom Class S ADR	17,855
314	Occidental Petroleum Corp.	17,496
262	Petro-Canada	6,956
586	Petroleo Brasileiro S.A. ADR	17,840
494	Schlumberger Ltd.	20,054
531	Suncor Energy, Inc. ADR	11,782
348	XTO Energy, Inc.	10,640

		263,886

	Food & Staples Retailing — 5.9%
394	Costco Wholesale Corp.	18,227
433	Kroger Co.	9,188
792	Safeway, Inc.	15,982
1,028	Supervalu, Inc.	14,675
766	Walgreen Co.	19,883
590	Wal-Mart Stores, Inc.	30,750

		108,705

	Food, Beverage & Tobacco — 3.6%
4	Japan Tobacco, Inc.	9,386
922	PepsiCo, Inc.	47,470
487	Unilever N.V. NY Shares ADR	9,541

		66,397

	Health Care Equipment & Services — 4.3%
153	Intuitive Surgical, Inc. ●	14,571
823	Medtronic, Inc.	24,245
1,422	UnitedHealth Group, Inc.	29,760
320	Varian Medical Systems, Inc. ●	9,738

		78,314

	Household & Personal Products — 0.9%
359	Procter & Gamble Co.	16,924

	Insurance — 0.6%
261	ACE Ltd.	10,563

	Materials — 1.8%
757	Cliff’s Natural Resources, Inc.	13,749
235	Potash Corp. of Saskatchewan, Inc.	19,014

		32,763

	Media — 5.0%
3,371	Comcast Corp. Class A	45,981
244	Time Warner Cable, Inc.	6,044
971	Time Warner, Inc.	18,739
1,211	Viacom, Inc. Class B ●	21,054

		91,818

	Pharmaceuticals, Biotechnology & Life Sciences — 10.2%
886	Daiichi Sankyo Co., Ltd.	14,903
2,453	Elan Corp. plc ADR ●	16,287
451	Eli Lilly & Co.	15,068
565	Merck & Co., Inc.	15,108
2,335	Pfizer, Inc.	31,808
1,057	Schering-Plough Corp.	24,888
1,195	Shionogi & Co., Ltd.	20,601
322	UCB S.A.	9,491
529	Vertex Pharmaceuticals, Inc. ●	15,184
562	Wyeth	24,197

		187,535

	Retailing — 6.1%
356	Best Buy Co., Inc.	13,514
10,986	Buck Holdings L.P. † ● ⌂	16,215
438	Kohl’s Corp. ●	18,519
1,437	Lowe’s Co., Inc.	26,225
669	Nordstrom, Inc.	11,213
1,411	Staples, Inc.	25,551

		111,237

	Semiconductors & Semiconductor Equipment — 4.8%
1,316	Applied Materials, Inc.	14,142
449	Intel Corp.	6,751
569	Lam Research Corp. ●	12,961
2,196	Maxim Integrated Products, Inc.	29,014
1,494	Texas Instruments, Inc.	24,668

		87,536

	Software & Services— 6.7%
528	Accenture Ltd. Class A	14,515
294	Electronic Arts, Inc. ●	5,344
97	Google, Inc. ●	33,833
2,947	Microsoft Corp.	54,131
1,267	Western Union Co.	15,932

		123,755

Hartford Stock HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment— 9.2%
317	Apple, Inc. ●	$33,271
3,626	Cisco Systems, Inc. ●	60,801
2,499	Flextronics International Ltd. ●	7,221
291	Hewlett-Packard Co.	9,342
994	NetApp, Inc. ●	14,753
987	Qualcomm, Inc.	38,400
143	Research In Motion Ltd. ●	6,150

		169,938

	Telecommunication Services — 1.9%
358	AT&T, Inc.	9,029
1,570	MetroPCS Communications, Inc. ●	26,823

		35,852

	Transportation— 3.4%
2,809	Delta Air Lines, Inc. ●	15,812
417	FedEx Corp.	18,570
563	United Parcel Service, Inc. Class B	27,691

		62,073

	Utilities — 1.4%
585	Exelon Corp.	26,544

	Total common stock (Cost $2,691,754)	$1,824,879

WARRANTS — 0.0%
	Banks — 0.0%
459	Washington Mutual, Inc. Private Placement Warrants † ⌂ ●	$—

	Total warrants (Cost $— )	$—

	Total long-term investments (Cost $2,691,754)	$1,824,879

Principal
Amount
SHORT-TERM INVESTMENTS — 0.5%
	Repurchase Agreements— 0.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,891, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $1,929)
$1,891	0.24% dated 03/31/2009		$1,891

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $4,460, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $4,550)

4,460	0.20% dated 03/31/2009		4,460

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,212, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $1,236)

1,212	0.25% dated 03/31/2009		1,212
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $7, collateralized by U.S. Treasury Note 4.50%, 2012, value of $7)
7	0.13% dated 03/31/2009		7
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $824, collateralized by FNMA 6.00% -6.50%, 2037 - 2038, value of $841)
824	0.27% dated 03/31/2009		824

	Total short-term investments (Cost $8,394)		$8,394

	Total investments (Cost $2,700,148) ▲	99.8%	$1,833,273
	Other assets and liabilities	0.2%	4,067

	Total net assets	100.0%	$1,837,340

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.82% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $2,784,888 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$31,779
Unrealized Depreciation	(983,394)

Net Unrealized Depreciation	$(951,615)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at March 31, 2009, was $16,398, which represents 0.89% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
06/2007	10,986	Buck Holdings L.P.	$10,997
04/2008	459	Washington Mutual, Inc. Private Placement Warrants	—
04/2008	3,669	Washington Mutual, Inc. Private Placement	32,100
The aggregate value of these securities at March 31, 2009 was $16,398 which represents 0.89% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED
SECURITIES — 10.2%
	Finance — 10.2%
	Banc of America Commercial Mortgage, Inc.
$83,058	4.52%, 09/11/2036 ⌂ ►	$871
	Banc of America Securities Automotive Trust
5,880	4.49%, 02/18/2013 ⌂	5,744
	Bayview Commercial Asset Trust
47,009	7.00%, 07/25/2037 ⌂ ►	3,853
76,511	7.50%, 09/25/2037 ⌂ ►	6,779
	Bayview Financial Acquisition Trust
4,430	2.17%, 05/28/2037 ⌂ Δ	299
	Bear Stearns Commercial Mortgage Securities, Inc.
57,397	4.07%, 07/11/2042 ⌂ ►	1,277
48,541	4.12%, 11/11/2041 ⌂ ►	890
14,400	4.83%, 11/11/2041	11,596
9,700	5.12%, 02/11/2041 Δ	7,472
4,110	5.41%, 12/11/2040	3,230
11,024	5.72%, 09/11/2038 Δ	9,399
10,765	5.74%, 09/11/2042 Δ	8,062
	CBA Commercial Small Balance Commercial Mortgage Class X1
69,903	7.00%, 06/25/2038 † ⌂ ►	5,024
	CBA Commercial Small Balance Commercial Mortgage Class X2
40,356	7.00%, 07/25/2035 † ⌂ ►	2,169
	Citigroup Commercial Mortgage Trust
7,874	5.27%, 10/15/2049	7,810
10,145	5.41%, 10/15/2049	8,433
8,249	5.43%, 10/15/2049	5,710
16,300	5.73%, 03/15/2049 Δ	12,223
	Citigroup Mortgage Loan Trust, Inc.
—	0.00%, 01/25/2037 † ⌂	—
34,658	5.91%, 07/25/2037 ⌂ Δ	18,105
11,375	6.10%, 12/10/2049 Δ	8,616
1,387	12.00%, 01/25/2037 † ⌂	32
	Citigroup/Deutsche Bank Commercial Mortgage Trust
8,260	5.89%, 11/15/2044	5,913
	Countrywide Asset-Backed Certificates
1,549	5.46%, 07/25/2035	714
	Countrywide Home Loans, Inc.
38,326	6.00%, 10/25/2037 ⌂	25,463
	Credit-Based Asset Servicing and Securitization
3,098	0.79%, 05/25/2036 ⌂ Δ	1,351
4,735	5.86%, 04/25/2037	2,425
	CS First Boston Mortgage Securities Corp.
1,835	4.51%, 07/15/2037	1,726
4,670	5.23%, 12/15/2040	3,575
	DB Master Finance LLC
12,470	5.78%, 06/20/2031 ⌂	9,075
	First Horizon Mortgage Pass-Through Trust
48,364	5.83%, 05/25/2037 ⌂ Δ	25,642
	Ford Credit Floorplan Master Owner Trust
9,400	0.74%, 06/15/2011 ⌂ Δ	8,693
	GE Business Loan Trust
8,510	1.56%, 05/15/2034 ■ Δ	340
210,181	6.14%, 05/15/2034 ⌂ ►	645
	GE Capital Commercial Mortgage Corp.
5,950	5.05%, 07/10/2045 Δ	5,540
	Goldman Sachs Mortgage Securities Corp. II
122,273	4.38%, 08/10/2038 ⌂ ►	777
	Green Tree Financial Corp.
1,138	7.24%, 06/15/2028	929
	Greenwich Capital Commercial Funding Corp.
8,220	4.80%, 08/10/2042	6,110
20,500	5.74%, 12/10/2049 Δ	14,746
6,140	5.92%, 07/10/2038 Δ	4,455
	JP Morgan Automotive Receivable Trust
1,675	12.85%, 03/15/2012 † ⌂	489
	JP Morgan Chase Commercial Mortgage Securities Corp.
563,592	4.82%, 08/12/2037 ►	1,311
19,980	5.18%, 12/15/2044 Δ	15,402
8,740	5.34%, 05/15/2047	5,824
421,229	5.42%, 05/12/2045 ►	7,009
15,900	5.47%, 04/15/2043 Δ	11,518
6,956	5.83%, 02/15/2051	5,863
	Lehman Brothers Small Balance Commercial
4,911	5.52%, 09/25/2030 † ⌂	3,248
5,180	5.62%, 09/25/2036 ⌂	4,531
	Marlin Leasing Receivables LLC
13,390	5.33%, 09/16/2013 ⌂	13,106
	Merrill Lynch Mortgage Trust
55,740	3.96%, 10/12/2041 ⌂ ►	931
	Morgan Stanley Capital I
9,840	4.70%, 07/15/2056	7,427
9,180	4.97%, 04/14/2040	7,197
9,630	5.01%, 01/14/2042	8,265
8,865	5.65%, 12/15/2044	6,820
	Morgan Stanley Dean Witter Capital I
17,609	0.01%, 08/25/2032 † ⌂ ►	—
	Nationstar Home Equity Loan Trust
211	9.97%, 03/25/2037 ⌂ Δ	6
	North Street Referenced Linked Notes
3,900	2.22%, 04/28/2011 † ⌂ Δ	1,825
	Option One Mortgage Loan Trust Class M6
3,875	6.99%, 03/25/2037 ⌂	253
	Option One Mortgage Loan Trust Class M7
2,575	6.99%, 03/25/2037 ⌂	136

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
	Finance (continued)
	Option One Mortgage Loan Trust Class M8
$2,525	6.99%, 03/25/2037 ⌂	$109
	Popular ABS Mortgage Pass-Through Trust
3,753	4.75%, 12/25/2034	2,768
2,573	5.42%, 04/25/2035 ⌂	1,239
	Renaissance Home Equity Loan Trust
3,566	5.36%, 05/25/2035 ⌂	1,167
6,480	5.75%, 05/25/2036 ⌂ Δ	4,869
	Renaissance Home Equity Loan Trust Class M5
4,300	7.00%, 09/25/2037 ⌂	239
	Renaissance Home Equity Loan Trust Class M8
5,375	7.00%, 09/25/2037 ⌂	177
	Soundview NIM Trust
369	6.41%, 12/25/2036 ⌂ ●	4
	Swift Master Automotive Receivables Trust
17,050	1.21%, 10/15/2012 ⌂ Δ	12,276
	Wachovia Bank Commercial Mortgage Trust
1,835	4.52%, 05/15/2044	1,651
9,640	5.31%, 11/15/2048	6,401
6,930	5.42%, 01/15/2045	6,311
	Wamu Commercial Mortgage Securities Trust
19,570	6.14%, 03/23/2045 ⌂ Δ	4,893
	Wells Fargo Alternative Loan Trust
12,699	6.25%, 11/25/2037 ⌂	8,294

	Total asset & commercial mortgage backed securities (Cost $543,990)	$397,272

CORPORATE BONDS: INVESTMENT GRADE — 30.6%
	Basic Materials — 0.5%
	Alcan, Inc.
$1,690	6.13%, 12/15/2033	$1,134
1,735	7.25%, 03/15/2031	1,368
	Barrick Gold Corp.
3,280	6.95%, 04/01/2019	3,295
	BHP Billiton Finance USA Ltd.
7,980	6.50%, 04/01/2019	8,085
	Kimberly-Clark Corp.
4,418	7.50%, 11/01/2018	5,220

		19,102

	Capital Goods — 0.9%
	Tyco Electronics Group S.A.
5,310	6.00%, 10/01/2012	4,519
5,995	6.55%, 10/01/2017	4,536
	Tyco International Ltd.
9,096	8.50%, 01/15/2019	9,389
	United Technologies Corp.
12,025	6.13%, 02/01/2019	12,945
	Xerox Corp.
3,877	6.35%, 05/15/2018	2,888

		34,277

	Consumer Cyclical — 0.9%
	CRH America, Inc.
4,380	8.13%, 07/15/2018	3,415
	Kroger Co.
7,830	6.15%, 01/15/2020	7,744
	Safeway, Inc.
5,972	5.80%, 08/15/2012	6,195
3,287	6.25%, 03/15/2014	3,449
	Tesco plc
11,806	5.50%, 11/15/2017 ■	11,618
	Wal-Mart Stores, Inc.
3,148	6.50%, 08/15/2037	3,273

		35,694

	Consumer Staples — 2.1%
	Altria Group, Inc.
9,228	10.20%, 02/06/2039	9,427
	Anheuser-Busch Cos., Inc.
5,296	8.20%, 01/15/2039 ■	5,197
	Anheuser-Busch InBev N.V.
17,785	7.75%, 01/15/2019 ■	17,733
	Diageo Capital plc
8,925	5.50%, 09/30/2016	9,025
	Diageo Finance B.V.
11,414	5.50%, 04/01/2013	11,797
	General Mills, Inc.
3,578	5.65%, 02/15/2019	3,643
5,870	5.70%, 02/15/2017	6,036
	PepsiCo, Inc.
7,770	7.90%, 11/01/2018	9,547
	Unilever Capital Corp.
8,900	4.80%, 02/15/2019	8,868

		81,273

	Energy — 3.3%
	Canadian National Resources Ltd.
1,689	6.25%, 03/15/2038	1,301
10,165	6.50%, 02/15/2037	7,910
	Chevron Corp.
9,505	3.95%, 03/03/2014	9,761
9,925	4.95%, 03/03/2019	10,143
	ConocoPhillips
8,775	6.50%, 02/01/2039	8,560
	Consumers Energy Co.
4,000	5.15%, 02/15/2017	3,768
5,190	5.38%, 04/15/2013	5,189
4,620	6.70%, 09/15/2019	4,783
	Devon Energy Corp.
4,500	6.30%, 01/15/2019	4,391
	Enterprise Products Operations LLC
8,848	6.50%, 01/31/2019	8,130
	Marathon Oil Corp.
2,640	6.50%, 02/15/2014	2,680

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Energy (continued)
	Nabors Industries, Inc.
$7,183	9.25%, 01/15/2019 ■	$6,811
	Petro-Canada
12,815	5.95%, 05/15/2035	8,746
	Ras Laffan Liquefied Natural Gas Co., Ltd.
478	3.44%, 09/15/2009 ■	470
16,410	5.30%, 09/30/2020 ■	13,991
	Sempra Energy
9,495	9.80%, 02/15/2019	10,517
	Shell International Finance B.V.
9,560	6.38%, 12/15/2038	10,067
	TNK-BP Finance S.A.
4,000	7.50%, 03/13/2013 ■	3,300
	Valero Energy Corp.
7,156	9.38%, 03/15/2019	7,388

		127,906

	Finance — 7.3%
	ABX Financing Co.
5,348	6.35%, 10/15/2036 ■	4,493
	American Express Co.
8,385	5.50%, 04/16/2013	7,232
8,587	5.55%, 10/17/2012	7,642
	American Real Estate Partners L.P.
2,960	7.13%, 02/15/2013	2,353
	Americo Life, Inc.
75	7.88%, 05/01/2013 ⌂	49
	Amvescap plc
18,030	4.50%, 12/15/2009	17,236
3,544	5.38%, 02/27/2013	2,563
	Army Hawaii Family Housing Trust Certificates
5,370	5.52%, 06/15/2050 ■	3,568
	BAE Systems Holdings, Inc.
10,204	5.20%, 08/15/2015 ■	9,954
	Bank of America Corp.
6,300	5.65%, 05/01/2018	5,256
	Bank of New York Institutional Capital Trust
200	7.78%, 12/01/2026 ■	150
	Berkshire Hathaway Finance Corp.
3,789	4.60%, 05/15/2013	3,841
3,573	5.00%, 08/15/2013	3,674
	BP Capital Markets plc
9,715	5.25%, 11/07/2013	10,398
	Centura Capital Trust I
250	8.85%, 06/01/2027 ⌂	207
	Citigroup, Inc.
10,185	2.13%, 04/30/2012	10,219
11,515	8.30%, 12/21/2057 Δ	5,544
	Comerica Capital Trust II
5,858	6.58%, 02/20/2037 Δ	1,707
	Corpoacion Andina De Fomento
1,020	5.20%, 05/21/2013	944
880	5.75%, 01/12/2017	733
	COX Communications, Inc.
4,510	6.25%, 06/01/2018 ■	4,006
5,485	8.38%, 03/01/2039 ■	5,146
	Credit Agricole S.A.
18,461	6.64%, 05/31/2017 ■ Δ ª	5,545
	Deutsche Bank AG London
8,129	4.88%, 05/20/2013	7,973
	Duke Capital LLC
8,489	6.25%, 02/15/2013	8,490
	ERAC USA Finance Co.
7,300	5.60%, 05/01/2015 ■	4,773
	General Electric Capital Corp.
7,090	5.63%, 05/01/2018	6,165
9,175	6.37%, 11/15/2067 Δ	4,455
	Goldman Sachs Capital Trust II
16,356	5.79%, 06/01/2012 Δ ª	6,810
	International Lease Finance Corp.
5,385	6.38%, 03/25/2013	2,976
	JP Morgan Chase & Co.
11,378	7.90%, 04/30/2018 ª	7,312
	JP Morgan Chase Capital II
3,880	1.67%, 02/01/2027 Δ	1,539
	Lincoln National Corp.
7,271	6.05%, 04/20/2067	1,527
	MBNA America Bank N.A.
14,400	7.13%, 11/15/2012 ■	13,208
	Mellon Capital IV
13,374	6.24%, 06/20/2012 Δ ª	5,634
	National City Bank of Ohio
1,100	4.50%, 03/15/2010	1,102
	National City Corp.
12,341	12.00%, 12/10/2012 ª	8,472
	Northgroup Preferred Capital Corp.
11,208	6.38%, 10/15/2017 ⌂ Δ ª	3,824
	PNC Preferred Funding Trust II
27,800	6.11%, 03/15/2012 ■ Δ ª	7,696
	Pricoa Global Funding I
4,940	1.27%, 01/30/2012 ■ Δ	3,674
	Progressive Corp.
4,256	6.70%, 06/15/2037 Δ	1,915
	Prudential Financial, Inc.
11,837	5.15%, 01/15/2013	8,798
5,873	8.88%, 06/15/2038 Δ	2,790
	Prudential Holdings LLC
200	7.25%, 12/18/2023 ■	152
	Regional Diversified Funding
95	9.25%, 03/15/2030 ■	43
	Rio Tinto Finance USA Ltd.
16,935	5.88%, 07/15/2013	15,186
	State Street Capital Trust III
7,434	8.25%, 03/15/2042 Δ	4,401
	Unicredito Italiano Capital Trust
7,260	9.20%, 10/05/2010 ■ ª	2,044
	Unicredito Luxembourg Finance S.A.
11,690	6.00%, 10/31/2017 ■	6,430

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Finance (continued)
		UnitedHealth Group, Inc.
	$9,689	4.88%, 02/15/2013	$9,437
		US Bank Realty Corp.
	13,200	6.09%, 01/15/2012 ■ Δ ª	5,016
		USB Capital IX
	4,392	6.19%, 04/15/2011 Δ ª	1,735
		Wells Fargo Bank NA
	10,295	1.45%, 05/16/2016 Δ	7,470
		Wells Fargo Capital XIII
	5,170	7.70%, 03/26/2013 Δ ª	2,463
		Westfield Group
	5,166	5.70%, 10/01/2016 ■	3,849
		ZFS Finance USA Trust I
	12,670	6.50%, 05/09/2037 ■ Δ	5,195

			285,014

		Foreign Governments — 3.9%
		Bundesobligation
EUR	58,763	3.50%, 04/08/2011	81,436
		El Salvador (Republic of)
	1,220	7.65%, 06/15/2035 ◘	891
		Japanese Government
JPY	6,512,400	0.40%, 03/15/2011	65,772
		Japanese Government CPI Linked Bond
JPY	459,232	1.20%, 06/10/2017	3,976

			152,075

		Health Care — 3.1%
		Abbott Laboratories
	9,160	5.13%, 04/01/2019	9,212
		Amgen, Inc.
	4,352	6.40%, 02/01/2039	4,184
		Cardinal Health, Inc.
	5,055	5.50%, 06/15/2013	4,875
		Covidien International Finance S.A.
	4,804	5.45%, 10/15/2012	4,934
		CVS Caremark Corp.
	13,626	6.30%, 06/01/2037 Δ	8,176
	3,882	6.60%, 03/15/2019	3,913
		Eli Lilly & Co.
	8,254	4.20%, 03/06/2014	8,502
	3,872	5.95%, 11/15/2037	3,879
		Glaxosmithkline Capital, Inc.
	10,185	4.85%, 05/15/2013	10,596
		Novartis Securities Investment Ltd.
	14,340	5.13%, 02/10/2019	14,560
		Pfizer, Inc.
	10,510	5.35%, 03/15/2015	11,089
	9,695	6.20%, 03/15/2019	10,332
	10,090	7.20%, 03/15/2039	10,821
		Roche Holdings, Inc.
	9,745	5.00%, 03/01/2014 ■	9,974
	2,836	6.00%, 03/01/2019 ■	2,919
	4,679	7.00%, 03/01/2039 ■	4,896

			122,862

		Services — 0.8%
		Comcast Corp.
	161	6.30%, 11/15/2017	157
	100	10.63%, 07/15/2012	110
		President & Fellows of Harvard
	6,144	6.00%, 01/15/2019 ■	6,609
		Time Warner Entertainment Co., L.P.
	14,510	8.38%, 07/15/2033	13,727
		Waste Management, Inc.
	10,048	6.10%, 03/15/2018	9,492

			30,095

		Technology — 3.9%
		AT&T, Inc.
	14,020	5.50%, 02/01/2018	13,557
	9,945	6.55%, 02/15/2039	9,020
		Cingular Wireless Services, Inc.
	12,600	8.75%, 03/01/2031	13,818
		Cisco Systems, Inc.
	18,465	5.90%, 02/15/2039	16,966
		Comcast Cable Communications, Inc.
	500	8.50%, 05/01/2027	521
		GTE Corp.
	165	8.75%, 11/01/2021	177
		Oracle Corp.
	9,616	6.50%, 04/15/2038	9,591
		Rogers Cable, Inc.
	2,675	8.75%, 05/01/2032	2,864
		Rogers Wireless, Inc.
	4,277	6.38%, 03/01/2014	4,330
		TCI Communications, Inc.
	4,025	8.75%, 08/01/2015	4,342
		Telecom Italia Capital
	8,478	7.72%, 06/04/2038	7,052
		Tele-Communications, Inc.
	7,975	7.88%, 08/01/2013	8,076
		Time Warner Cable, Inc.
	6,061	8.25%, 04/01/2019	6,228
		Verizon Communications, Inc.
	7,400	6.90%, 04/15/2038	7,157
		Verizon Maryland, Inc.
	1,500	8.30%, 08/01/2031	1,460
		Verizon Virginia, Inc.
	13,805	4.63%, 03/15/2013	13,391
		Verizon Wireless
	17,962	5.55%, 02/01/2014 ■	17,977
	7,500	8.50%, 11/15/2018 ■	8,567
		Vodafone Group plc
	10,479	6.15%, 02/27/2037	9,880

			154,974

		Transportation — 0.5%
		Canadian Pacific Railway Co.
	7,075	5.95%, 05/15/2037	4,937
		Continental Airlines, Inc.
	4,178	6.70%, 06/15/2021	3,091
	4,271	8.05%, 11/01/2020	3,289

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Transportation (continued)
	General Dynamics Corp.
$8,149	5.25%, 02/01/2014	$8,691

		20,008

	Utilities – 3.4%
	Alabama Power Co.
6,384	6.00%, 03/01/2039	6,279
	CenterPoint Energy Resources Corp.
10,950	6.13%, 11/01/2017	9,426
2,763	6.63%, 11/01/2037	1,922
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015	6,698
	Commonwealth Edison Co.
5,836	5.80%, 03/15/2018	5,529
	Detroit Edison Co.
3,875	6.13%, 10/01/2010	3,990
	Duke Energy Corp.
4,726	5.25%, 01/15/2018	4,813
3,709	6.35%, 08/15/2038	3,748
3,960	7.00%, 11/15/2018	4,547
	Electricite de France
10,335	6.95%, 01/26/2039 ■	10,244
	Enbridge Energy Partners
6,654	6.50%, 04/15/2018	5,831
	Florida Power Corp.
3,211	5.80%, 09/15/2017	3,378
	Kinder Morgan Energy Partners L.P.
4,720	6.50%, 02/01/2037	3,781
	Northeast Utilities
4,375	5.65%, 06/01/2013	4,138
	Northern States Power Co.
5,735	6.25%, 06/01/2036	5,949
	Pacific Gas & Electric Co.
5,711	5.63%, 11/30/2017	5,784
	Pacific Gas & Electric Energy Recovery Funding LLC
6,208	8.25%, 10/15/2018	7,317
	PSEG Power
4,534	5.00%, 04/01/2014	4,289
	Public Service Co. of Colorado
8,577	6.50%, 08/01/2038	9,202
	Southern California Edison Co.
13,602	5.75%, 03/15/2014	14,707
	TransCanada Pipelines Ltd.
7,691	7.25%, 08/15/2038	7,188
	Virginia Electric & Power Co.
6,327	5.10%, 11/30/2012	6,480

		135,240

	Total corporate bonds: investment grade (Cost $1,363,199)	$1,198,520

CORPORATE BONDS: NON-INVESTMENT GRADE – 3.1%
	Basic Materials – 0.3%
	Potlatch Corp.
$12,100	13.00%, 12/01/2009 ⌂ Δ	$12,612

	Capital Goods – 0.1%
	L-3 Communications Corp.
3,138	5.88%, 01/15/2015	2,911

	Consumer Cyclical – 0.3%
	Parkson Retail Group Ltd.
3,400	7.88%, 11/14/2011	3,026
	Supervalu, Inc.
7,055	7.50%, 11/15/2014	6,887

		9,913

	Energy – 0.0%
	Noble Group Ltd.
2,600	6.63%, 03/17/2015 ■	1,690

	Finance – 0.3%
	Drummond Co., Inc.
2,865	7.38%, 02/15/2016 ■	1,862
	LPL Holdings, Inc.
4,475	10.75%, 12/15/2015 ■	3,222
	RBS Capital Trust IV
18,375	2.02%, 09/30/2014 Δ ª	6,416

		11,500

	Foreign Governments – 0.1%
	Argentina (Republic of)
3,090	7.00%, 10/03/2015	674
	Venezuela (Republic of)
2,890	2.12%, 04/20/2011 ◘ Δ	2,095

		2,769

	Health Care – 0.2%
	HCA, Inc.
8,635	9.25%, 11/15/2016	7,858

	Services – 0.2%
	DirecTV Holdings LLC
6,015	7.63%, 05/15/2016	5,895
	Mashantucket Western Pequot Revenue Bond
4,709	5.91%, 09/01/2021 ⌂	1,527

		7,422

	Technology – 1.2%
	Charter Communications Operating LLC
5,090	8.00%, 04/30/2012 ◘ ■	4,657
	Cricket Communications, Inc.
3,015	9.38%, 11/01/2014	2,872
	CSC Holdings, Inc.
4,550	7.63%, 04/01/2011	4,516
3,080	8.50%, 04/15/2014 ■	3,034
	DaVita, Inc.
5,875	6.63%, 03/15/2013	5,699
	Frontier Communications
6,035	6.25%, 01/15/2013	5,469
	Intelsat Bermuda Ltd.
8,670	9.25%, 06/15/2016 ⌂	7,023
	Intelsat Corp.
8,300	9.25%, 06/15/2016 ■	7,677
	MetroPCS Wireless, Inc.
1,750	9.25%, 11/01/2014	1,697

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Technology (continued)
	Windstream Corp.
$4,410	8.63%, 08/01/2016	$4,333

		46,977

	Transportation – 0.0%
	Grupo Senda Autotransporte
2,310	10.50%, 10/03/2015 ⌂	1,386

	Utilities – 0.4%
	AES El Salvador Trust
2,300	6.75%, 02/01/2016 ⌂	1,212
	Mirant North America LLC
5,955	7.38%, 12/31/2013	5,389
	NRG Energy, Inc.
4,255	7.25%, 02/01/2014	4,000
	Reliant Energy, Inc.
6,127	6.75%, 12/15/2014	5,637

		16,238

	Total corporate bonds: non-investment grade (Cost $140,307)	$121,276

MUNICIPAL BONDS – 0.2%
	General Obligations – 0.2%
	Oregon School Boards Association, Taxable Pension
$7,325	4.76%, 06/30/2028	$6,209

	Tax Allocation – 0.0%
	California Urban IDA
275	6.10%, 05/01/2024	231

	Total municipal bonds (Cost $7,605)	$6,440

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE t – 0.2%
	Health Care – 0.2%
	Pfizer, Inc.
$8,995	0.38%, 12/31/2009 † ± *	$8,995

	Total senior floating rate interests: investment grade (Cost $8,995)	$8,995

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE t – 3.1%
	Basic Materials – 0.5%
	Cenveo, Inc.
$2,047	2.98%, 06/21/2013 ±	$1,409
	Georgia-Pacific Corp.
8,583	3.26%, 12/20/2012 ±	7,591
	Graham Packaging Co., Inc.
2,787	3.57%, 12/31/2011 ±	2,375
	Hexion Specialty Chemicals
1,700	3.44%, 05/05/2013 ±	493
	Huntsman International LLC
6,294	2.27%, 04/19/2014 ±	4,104
	Jarden Corp.
3,901	3.72%, 01/24/2012 ±	3,533
	John Maneely Co.
1,368	4.44%, 12/08/2013 ±	826

		20,331

	Capital Goods – 0.0%
	Yankee Candle Co.
1,468	3.17%, 02/06/2014 ±	973

	Consumer Cyclical – 0.3%
	AM General LLC
2,605	4.15%, 09/30/2013 ±	2,279
	American General Finance Corp.
115	0.52%, 09/30/2012 ±	100
	Aramark Corp.
126	2.04%, 01/26/2014 ±	110
2,091	3.10%, 01/26/2014 ±	1,818
	Dollarama Group L.P.
968	2.92%, 11/18/2011 ±	881
	Lear Corp.
2,982	3.33%, 04/25/2012 ±	1,066
	Roundy’s Supermarkets, Inc.
3,089	3.28%, 11/03/2011 ±	2,708
	William Carter Co.
4,221	2.12%, 07/14/2012 ±	3,778

		12,740

	Consumer Staples – 0.2%
	Dole Food Co., Inc.
230	6.84%, 04/12/2013 ±	211
406	7.96%, 04/12/2013 ±	374
1,510	7.97%, 04/12/2013 ±	1,389
	WM Wrigley Jr. Co.
6,197	6.50%, 10/06/2014 ±	6,132

		8,106

	Energy – 0.1%
	Lyondell Chemical Co.
450	5.75%, 12/20/2013 ¤ ±	106
949	5.94%, 12/15/2009 ¤ ±	502
369	6.00%, 12/20/2014 ¤ ±	87
160	6.50%, 12/20/2013 ¤ ±	38
1,596	7.00%, 12/20/2014 ¤ ±	376
949	13.00%, 12/15/2009 ¤ ± *	940

		2,049

	Finance – 0.3%
	Amerigroup Corp.
835	2.56%, 03/26/2012 ±	781
	Brickman Group Holdings, Inc.
2,883	2.52%, 01/23/2014 ±	2,422
	Community Health Systems, Inc.
274	2.77%, 07/25/2014 ±	237
5,376	3.44%, 07/25/2014 ±	4,636
	Crescent Resources LLC
5,378	6.17%, 09/07/2012 ⌂ ± ●	215
	Golden Gate National
2,171	3.27%, 03/14/2011 ±	1,867

		10,158

	Health Care – 0.3%
	HCA, Inc.
2,269	3.47%, 11/17/2013 ±	1,921
	HealthSouth Corp.
1,879	3.05%, 03/10/2013 ±	1,653

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE t (continued)
	Health Care (continued)
	IASIS Healthcare Capital Corp.
$188	0.42%, 03/17/2014 ±	$158
2,722	2.52%, 03/17/2014 ±	2,290
	Invitrogen Corp.
3,044	2.00%, 11/23/2015 ±	3,007
	Skilled Healthcare Group, Inc.
2,034	2.78%, 06/15/2012 ±	1,729
	Vanguard Health Holdings Co. II LLC
880	2.77%, 09/23/2011 ±	802

		11,560

	Services – 0.4%
	Affinion Group, Inc.
2,610	3.72%, 10/17/2012 ±	2,170
	Cedar Fair L.P.
2,299	2.52%, 08/30/2012 ±	1,966
	Cengage
926	3.02%, 07/05/2014 ±	625
	Metavante Corp.
2,985	2.92%, 11/01/2014 ±	2,711
	R.H. Donnelley, Inc.
1,890	6.75%, 06/30/2011 ±	830
	Regal Cinemas, Inc.
3,730	4.97%, 10/27/2013 ±	3,469
	Venetian Macau Ltd.
194	2.77%, 05/25/2012 ±	125
	Venetian Macau Ltd., Term Loan
336	2.77%, 05/25/2013 ±	217
	West Corp.
2,391	2.89%, 10/24/2013 ±	1,776
	WideOpenWest Finance LLC
11,737	7.51%, 06/29/2015 ⌂ ±	2,934

		16,823

	Technology – 0.6%
	Charter Communications Operating LLC
2,632	5.21%, 03/06/2014 ¤ ±	2,131
	CSC Holdings, Inc.
1,998	2.31%, 03/29/2013 ±	1,814
	Intelsat Bermuda Ltd., Tranche B2A
1,842	3.93%, 01/03/2014 ±	1,610
	Intelsat Bermuda Ltd., Tranche B2B
1,841	3.93%, 01/03/2014 ±	1,610
	Intelsat Bermuda Ltd., Tranche B2C
1,841	3.93%, 01/03/2014 ±	1,610
	Mediacom Broadband LLC
3,681	2.22%, 01/31/2015 ±	3,101
	Mediacom Broadband LLC, Term Loan D1
5,924	2.22%, 01/31/2015 ±	4,991
	MetroPCS Wireless, Inc.
4,000	3.21%, 11/04/2013 ±	3,632
	Time Warner Telecom Holdings, Inc.
3,986	2.52%, 01/07/2013 ±	3,587

		24,086

	Utilities – 0.4%
	Astoria Generating Co. Acquisitions LLC
920	4.28%, 08/23/2013 ±	695
	Calpine Corp.
5,818	4.10%, 03/29/2014 ±	4,426
	NRG Energy, Inc.
1,694	1.12%, 02/01/2013 ±	1,520
3,171	2.72%, 02/01/2013 ±	2,844
	Texas Competitive Electric Holdings Co. LLC
7,772	4.03%, 10/10/2014 – 10/12/2014 ±	5,099

		14,584

	Total senior floating rate interests: non-investment grade (Cost $155,754)	$121,410

U.S. GOVERNMENT AGENCIES – 37.0%
	Federal Home Loan Mortgage Corporation – 14.0%
	Mortgage Backed Securities:
$48,035	4.00%, 2039	$48,348
38,500	4.00%, 2039 *	38,705
113,164	4.50%, 2039	115,642
42,156	5.00%, 2038	43,526
11,936	5.03%, 2035 Δ	12,267
25,203	5.39%, 2037 Δ	26,020
19,116	5.46%, 2037 Δ *	19,764
2,917	5.46%, 2036 Δ	3,021
53,031	5.50%, 2018 – 2037	54,997
4,498	5.82%, 2036 Δ	4,647
70,833	6.00%, 2017 – 2037	74,311
90,330	6.50%, 2031 – 2038	95,337
9,357	6.50%, 2037 □	9,876
8	7.50%, 2029 – 2031	9

		546,470

	Federal National Mortgage Association – 18.6%
	Mortgage Backed Securities:
57,765	4.50%, 2039 *	59,029
6,103	4.67%, 2034 – 2035 Δ ‡	6,255
8,444	4.69%, 2035 Δ	8,584
6,675	4.75%, 2035 Δ	6,845
2,129	4.84%, 2035 Δ ‡	2,127
4,331	4.87%, 2035 Δ	4,428
2,752	4.87%, 2035 Δ ‡	2,824
18,569	4.89%, 2036 Δ	19,026
8,191	4.93%, 2035 Δ	8,418
244,781	5.00%, 2018 – 2038	253,722
34,680	5.00%, 2018 – 2034 ‡	36,082
5,987	5.08%, 2035 Δ	6,177
11,601	5.25%, 2038 Δ	11,959
14,340	5.27%, 2038 Δ	14,777
107,027	5.50%, 2013 – 2037	111,407
4,064	5.50%, 2017 – 2033 ‡	4,247
16,072	6.00%, 2012 – 2033	16,886
6,016	6.00%, 2016 – 2033 ‡	6,320
133,669	6.50%, 2014 – 2038	140,993
40	6.50%, 2016 – 2032 ‡	43

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Federal National Mortgage Association (continued)
	Mortgage Backed Securities (continued):
$7,015	7.00%, 2029 – 2037	$7,471
17	7.00%, 2016 – 2032 ‡	18
353	7.50%, 2022 – 2032	382
623	7.50%, 2015 – 2031 ‡	674
2	8.00%, 2032 ‡	2

		728,696

	Government National Mortgage Association – 2.8%
	Mortgage Backed Securities:
12,630	5.50%, 2034	13,164
9,946	5.50%, 2033 ‡	10,396
54,305	6.00%, 2036 – 2037	56,754
14,409	6.00%, 2031 – 2034 ‡	15,131
4,315	6.50%, 2028 – 2032	4,593
10,949	6.50%, 2028 – 2032 ‡	11,657
8	7.00%, 2031	8
35	7.00%, 2030 – 2031 ‡	37
7	8.50%, 2024 ‡	8

		111,748

	Other Government Agencies – 1.6%
	Small Business Administration Participation Certificates:
10,368	4.66%, 2029	10,825
6,926	4.76%, 2029	7,274
19,096	5.56%, 2027	20,838
21,349	5.57%, 2027	23,202

		62,139

	Total U.S. government agencies (Cost $1,400,104)	$1,449,053

U.S. GOVERNMENT SECURITIES – 9.9%
	U.S. Treasury Securities – 9.9%
	U.S. Treasury Bonds:
$31,446	3.50%, 2039	$31,073

	U.S. Treasury Notes:
106,360	0.88%, 2011	106,501
188	1.50%, 2013	188
80,410	1.50%, 2010 ‡	81,368
71,602	1.75%, 2014	71,848
4,015	1.88%, 2014	4,059
90,021	2.75%, 2019	90,513

		354,477

	Total U.S. government securities (Cost $383,556)	$385,550

Shares
COMMON STOCK – 0.0%
	Telecommunication Services – 0.0%
	– XO Holdings, Inc. ●	$—

	Total common stock (Cost $ – )	$—

WARRANTS – 0.0%
	Telecommunication Services – 0.0%
	– XO Holdings, Inc. ● ⌂	$—

	Total warrants (Cost $ – )	$—

PREFERRED STOCK – 0.0%
	Banks – 0.0%
330	Federal Home Loan Mortgage Corp.	$152

	Total preferred stock (Cost $8,270)	$152

	Total long-term investments (Cost $4,011,780)	$3,688,668

SHORT-TERM INVESTMENTS – 12.0%
	Investment Pools and Funds – 9.1%
165,368	JP Morgan U.S. Government Money Market Fund	$165,368
25,000	State Street Bank U.S. Government Money Market Fund	25,000
165,026	Wells Fargo Advantage Government Money Market Fund	165,026

		355,394

Principal
Amount
	Repurchase Agreements – 2.6%
	BNP Paribas Securities Corp.
	Repurchase Agreement (maturing on 04/01/2009 in the amount of $89,547, collateralized by U.S. Treasury Bond 4.50% - 7.25%, 2022 - 2036, value of $92,285)
$89,547	0.02% dated 03/31/2009		89,547
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2009 in the amount of $13,195, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $13,511)
13,195	0.18% dated 03/31/2009		13,195

			102,742

	U.S. Treasury Bills – 0.3%
10,550	0.14%, 05/21/2009 ○		10,548

	Total short-term investments (Cost $468,684)		$468,684

	Total investments (Cost $4,480,464) ▲	106.3%	$4,157,352
	Other assets and liabilities	(6.3)%	(244,762)

	Total net assets	100.0%	$3,912,590

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.62% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $4,481,784 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$82,489
Unrealized Depreciation	(406,921)

Net Unrealized Depreciation	$(324,432)

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at March 31, 2009, was $21,782, which represents 0.56% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

ª	Perpetual maturity security. Maturity date shown is the first call date.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

¤	The company is in bankruptcy. The bank loan or bond held by the fund is not in default and interest payments are expected in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2009, was $227,730, which represents 5.82% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2009, the market value of these securities amounted to $2,986 or 0.08% of net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2009.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of March 31, 2009.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2009.

*	The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2009 was $126,114.

◆	Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2009.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. EUR — Euro JPY — Japanese Yen

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis

06/2008	$2,300	AES El Salvador Trust, 6.75%, 02/01/2016 — Reg S	$2,113
04/2003	$75	Americo Life, Inc., 7.88%, 05/01/2013 — 144A	74
03/2005	$83,058	Banc of America Commercial Mortgage, Inc., 4.52%, 09/11/2036 — 144A	856
08/2006	$5,880	Banc of America Securities Automotive Trust, 4.49%, 02/18/2013	5,871
05/2007 - 02/2009	$47,009	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 — 144A	6,567
08/2007	$76,511	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 — 144A	10,611
04/2007	$4,430	Bayview Financial Acquisition Trust, 2.17%, 05/28/2037	4,430
12/2004	$48,541	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	918
10/2004	$57,397	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	1,300
04/2006 - 08/2007	$69,903	CBA Commercial Small Balance Commercial Mortgage Class X1, 7.00%, 06/25/2038 — 144A	1,416
04/2006 - 08/2007	$40,356	CBA Commercial Small Balance Commercial Mortgage Class X2, 7.00%, 07/25/2035 — 144A	1,235
05/2003	$250	Centura Capital Trust I, 8.85%, 06/01/2027 — 144A	260
02/2007	$–	Citigroup Mortgage Loan Trust, Inc., 0.00%, 01/25/2037 — 144A	–
08/2007	$34,658	Citigroup Mortgage Loan Trust, Inc., 5.91%, 07/25/2037	34,588
02/2007 - 03/2009	$1,387	Citigroup Mortgage Loan Trust, Inc., 12.00%, 01/25/2037 — 144A	2,248
08/2007	$38,326	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	37,632
07/2007	$3,098	Credit-Based Asset Servicing and Securitization, 0.79%, 05/25/2036 — 144A	3,026
02/2007	$5,378	Crescent Resources LLC, 6.17%, 09/07/2012	5,364
05/2006 - 09/2006	$12,470	DB Master Finance LLC, 5.78%, 06/20/2031 — 144A	12,509
05/2007	$48,364	First Horizon Mortgage Pass-Through Trust, 5.83%, 05/25/2037	48,470
01/2008	$9,400	Ford Credit Floorplan Master Owner Trust, 0.74%, 06/15/2011	9,355
06/2006	$210,181	GE Business Loan Trust, 6.14%, 05/15/2034 — 144A	652
07/2004	$122,273	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 — 144A	$734
05/2008	$2,310	Grupo Senda Autotransporte, 10.50%, 10/03/2015 — 144A	2,307
06/2006 - 08/2006	$8,670	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	8,786
03/2007	$1,675	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	1,675
10/2005	$4,911	Lehman Brothers Small Balance Commercial, 5.52%, 09/25/2030 — 144A	4,910
09/2006	$5,180	Lehman Brothers Small Balance Commercial, 5.62%, 09/25/2036 — 144A	5,178

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Period	Shares/		Cost
Acquired	Par	Security	Basis
09/2006 - 11/2006	$13,390	Marlin Leasing Receivables LLC, 5.33%, 09/16/2013 — 144A	13,392
07/2005	$4,709	Mashantucket Western Pequot Revenue Bond, 5.91%, 09/01/2021 —144A	4,709
11/2004	$55,740	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 — 144A	1,035
10/2005 - 08/2006	$17,609	Morgan Stanley Dean Witter Capital I, 0.01%, 08/25/2032 — Reg D	324
04/2007	$211	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 — 144A	211
11/2006	$3,900	North Street Referenced Linked Notes, 2.22%, 04/28/2011 — 144A	3,671
05/2007	$11,208	Northgroup Preferred Capital Corp., 6.38%, 10/15/2017 — 144A	11,208
03/2007	$3,875	Option One Mortgage Loan Trust Class M6, 6.99%, 03/25/2037	3,756
03/2007	$2,575	Option One Mortgage Loan Trust Class M7, 6.99%, 03/25/2037	2,263
03/2007	$2,525	Option One Mortgage Loan Trust Class M8, 6.99%, 03/25/2037	2,030
03/2005	$2,573	Popular ABS Mortgage Pass-Through Trust, 5.42%, 04/25/2035	2,573
10/2001-11/2001	$12,100	Potlatch Corp., 13.00%, 12/01/2009	12,237
03/2005 - 02/2009	$3,566	Renaissance Home Equity Loan Trust, 5.36%, 05/25/2035	3,566
03/2006	$6,480	Renaissance Home Equity Loan Trust, 5.75%, 05/25/2036	6,480
08/2007	$4,300	Renaissance Home Equity Loan Trust Class M5, 7.00%, 09/25/2037	3,272
08/2007	$5,375	Renaissance Home Equity Loan Trust Class M8, 7.00%, 09/25/2037	3,030
02/2007	$369	Soundview NIM Trust, 6.41%, 12/25/2036 — 144A	$369
10/2007	$17,050	Swift Master Automotive Receivables Trust, 1.21%, 10/15/2012	17,050
06/2007	$19,570	Wamu Commercial Mortgage Securities Trust, 6.14%, 03/23/2045 — 144A	19,495
03/2008	$12,699	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	10,244
06/2007-03/2009	$11,737	WideOpenWest Finance LLC, 7.51%, 06/29/2015	11,400
05/2006		—XO Holdings, Inc. Warrants	—
The aggregate value of these securities at March 31, 2009 was $205,470 which represents 5.25% of total net assets.

◘	Security pledged as initial margin deposit for open futures contracts at March 31, 2009.
Futures Contracts Outstanding at March 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	314	Long	Jun 2009	$470
5 Year U.S. Treasury Note	335	Long	Jun 2009	100
10 Year U.S. Treasury Note	212	Long	Jun 2009	99
Euro-Schatz	243	Long	Jun 2009	57
U.S. Long Bond	193	Long	Jun 2009	435

				$1,161

*	The number of contracts does not omit 000’s.
IDA — Industrial Development Authority Bond
Forward Foreign Currency Contracts Outstanding at March 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Buy)	$43,458	$41,881	04/07/09	$1,577
Euro (Buy)	41,373	41,899	04/07/09	(526)
Euro (Sell)	48,669	49,678	04/07/09	1,009
Euro (Sell)	39,103	37,501	04/07/09	(1,602)
Euro (Buy)	118,788	114,318	04/08/09	4,470
Euro (Sell)	79,203	79,660	04/08/09	457
Euro (Sell)	39,585	38,798	04/08/09	(787)
Euro (Buy)	20,815	20,805	04/09/09	10
Euro (Sell)	20,815	20,735	04/09/09	(80)
Euro (Buy)	44,885	45,196	04/20/09	(311)
Euro (Sell)	48,831	49,777	04/20/09	946
Euro (Sell)	40,632	39,605	04/20/09	(1,027)
Euro (Sell)	41,376	42,214	04/27/09	838
Japanese Yen (Buy)	19,418	19,568	04/03/09	(150)
Japanese Yen (Sell)	22,010	22,354	04/03/09	344

				$5,168

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Credit Default Swap Agreements Outstanding at March 31, 2009

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
CounterParty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
JP Morgan Chase Bank	Federated Republic of Germany	Buy	0.94%	03/20/14	$26,500	$(511)
JP Morgan Chase Bank	Federated Republic of Germany	Buy	0.92%	03/20/14	26,500	(480)
JP Morgan Chase Bank	Kingdom of Spain	Buy	1.65%	03/20/14	32,000	(835)
JP Morgan Chase Bank	New U.S. Commercial Mortgage Backed Index	Sell	0.35%	02/17/51	37,180	(1,988)
JP Morgan Chase Bank	Republic of Italy	Buy	1.97%	03/20/14	32,000	(786)
JP Morgan Chase Bank	Republic of Portugal	Buy	1.55%	03/20/14	32,000	(851)

						$(5,451)

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 6.8%
	Finance — 6.8%
	Ameriquest Mortgage Securities, Inc.
$1,430	1.54%, 09/25/2032 Δ	$947
	Ansonia CDO Ltd.
9,771	0.82%, 07/28/2046 ⌂ Δ	195
	Arbor Realty Mortgage Securities
13,000	1.55%, 01/26/2042 ⌂ Δ	1,690
	Banc of America Commercial Mortgage, Inc.
33,631	1.79%, 07/11/2043 ⌂ ►	460
	Banc of America Large Loan
3,000	0.80%, 10/15/2019 ⌂ Δ	1,547
	Bayview Commercial Asset Trust
73,185	1.44%, 09/25/2037 ⌂ ►	6,484
90,988	7.00%, 07/25/2037 ⌂ ►	7,458
	Bayview Financial Acquisition Trust
1,100	2.17%, 05/28/2037 ⌂ Δ	74
2,135	3.52%, 05/28/2037 ⌂ Δ	85
	Bear Stearns Asset Backed Securities, Inc.
5,984	1.62%, 05/25/2037 ⌂ Δ	306
	Bear Stearns Commercial Mortgage Securities, Inc.
181,568	0.21%, 02/11/2041 ⌂ ►	1,370
27,973	2.08%, 08/15/2038 ⌂ ►	800
	Carrington Mortgage Loan Trust
4,906	2.17%, 02/25/2037 ⌂ Δ	272
	CBA Commercial Small Balance Commercial Mortgage
2,399	6.09%, 07/25/2039 ⌂ Δ	1,212
2,509	6.50%, 07/25/2039 ⌂ Δ	874
56,412	7.25%, 07/25/2039 ⌂ ►	4,795
	Citigroup Commercial Mortgage Trust
5,000	0.80%, 08/15/2021 ⌂ Δ	2,869
	Citigroup Mortgage Loan Trust, Inc.
8,013	5.91%, 07/25/2037 ⌂ Δ	4,186
	Commercial Mortgage Pass-Through Certificates
8,518	0.85%, 12/15/2020 ⌂ Δ	3,178
	Countrywide Alternative Loan Trust
3,318	0.77%, 10/25/2035 ⌂ Δ	2,192
	Countrywide Asset-Backed Certificates
8,500	5.57%, 11/25/2035 †	2,038
8,866	5.76%, 06/25/2035	1,482
8,798	5.80%, 07/25/2034	3,022
	Credit Suisse Mortgage Capital Certificates
2,745	1.36%, 09/15/2021 ⌂ Δ	1,449
	CS First Boston Mortgage Securities Corp.
38,539	1.38%, 03/15/2035 ⌂ ►	498
	Deutsche Alt-A Securities, Inc.
20,588	5.55%, 02/25/2036 ⌂ Δ	10,053
	DLJ Mortgage Acceptance Corp. — Class B1
13	7.25%, 09/18/2011 ⌂	13
	DLJ Mortgage Acceptance Corp. — Class B2
4	7.25%, 09/18/2011 ⌂	4
	First Franklin Mortgage Loan Asset Backed Certificates
558	3.00%, 07/25/2033 ⌂ Δ	14
	Green Tree Financial Corp.
64	7.30%, 01/15/2026	63
	Greenwich Capital Commercial Funding Corp.
12,000	0.74%, 11/05/2021 ⌂ Δ	5,616
	Indymac Index Mortgage Loan Trust
16,820	0.76%, 06/25/2037 ⌂ Δ	6,055
	LB-UBS Commercial Mortgage Trust
28,374	1.29%, 12/15/2036 ■ ►	345
	Lehman XS Trust
13,554	6.50%, 05/25/2037 ⌂ Δ	7,181
	LNR CDO Ltd.
7,200	0.87%, 05/28/2043 ⌂ Δ	720
	Mach One Trust Commercial Mortgage-Backed
24,515	1.21%, 05/28/2040 ⌂ ►	450
	Marathon Real Estate CDO Ltd.
4,000	1.92%, 05/25/2046 ⌂ Δ	200
	Master Asset Backed Securities Trust
1,812	3.22%, 05/25/2033 Δ	848
	Merrill Lynch Floating Trust
11,000	0.76%, 06/15/2022 ⌂ Δ	3,828
	Merrill Lynch Mortgage Investors, Inc.
728	2.17%, 05/25/2032 Δ	465
	Merrill Lynch Mortgage Trust
122,573	0.56%, 06/12/2043 ⌂ ►	2,077
	Morgan Stanley ABS Capital I
3,109	2.02%, 11/25/2032 Δ	1,814
	Morgan Stanley Capital
5,500	0.66%, 10/15/2020 ■ Δ	3,144
	North Street Referenced Linked Notes
4,250	2.22%, 04/28/2011 † ⌂ Δ	1,989
	Renaissance Home Equity Loan Trust
10,470	7.00%, 09/25/2037 ⌂	678
6,155	7.50%, 04/25/2037 — 06/25/2037 ⌂	264
	Residential Asset Mortgage Products, Inc.
2,070	5.70%, 10/25/2031	1,495
	Spirit Master Funding LLC
12,262	5.76%, 03/20/2024 ⌂	4,286
	Structured Asset Securities Corp.
3,909	1.52%, 02/25/2033 Δ	3,261
6,000	3.02%, 02/25/2037 ⌂ Δ	94
	Wamu Commercial Mortgage Securities Trust
8,500	6.14%, 03/23/2045 ⌂ Δ	2,125

	Total asset & commercial mortgage backed securities (Cost $280,969)	$106,565

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE — 3.5%
	Finance — 3.5%
	Bank of America Corp.
$35,800	2.10%, 04/30/2012	$35,873
	State Street Corp.
19,500	2.15%, 04/30/2012	19,580

	Total corporate bonds: investment grade (Cost $55,261)	$55,453

U.S. GOVERNMENT AGENCIES — 77.9%
	Federal Home Loan Mortgage Corporation — 28.5%
	Mortgage Backed Securities:
$1,208	4.50%, 2018	$1,251
2,898	4.93%, 2035 Δ	2,976
4,699	5.46%, 2036 Δ	4,866
8,598	5.48%, 2036 Δ	8,932
22,364	5.50%, 2034	23,283
6,729	5.69%, 2037 u Δ	6,978
9,412	5.93%, 2037 Δ	9,782
2,950	6.00%, 2021 — 2034	3,106
6,740	6.50%, 2014 — 2037	7,129
1,759	7.00%, 2026 — 2032	1,898
30	7.50%, 2024 — 2025	32
96	8.00%, 2013 — 2024	105
13	8.50%, 2009 — 2024	14
38	10.00%, 2020	43

		70,395

	Notes:
8,430	3.13%, 2010	8,679
267,850	3.80%, 2016	271,512
40,000	4.13%, 2011	41,940
845	5.13%, 2012	931

		323,062

	Remic — Pac’s:
17,620	5.00%, 2019	18,447
9,140	5.50%, 2016	9,579
2,303	6.00%, 2031	2,327
8,047	6.50%, 2028 — 2032	8,586

		38,939

	Remic — Z Bonds:
13,773	5.50%, 2033 F	14,242

		446,638

	Federal National Mortgage Association — 32.6%
	Mortgage Backed Securities:
13,896	4.74%, 2035 Δ	14,171
1,459	4.75%, 2035 Δ	1,496
5,409	4.82%, 2034 Δ	5,531
948	4.87%, 2035 Δ	969
1,791	4.93%, 2035 Δ	1,841
18,259	5.00%, 2018 — 2035	18,931
5,943	5.00%, 2035 Δ	5,998
7,170	5.06%, 2035 Δ	7,384
5,168	5.10%, 2035 Δ	5,328
6,187	5.21%, 2035 Δ	6,386
11,848	5.32%, 2037 Δ	12,228
8,790	5.42%, 2036 Δ	9,104
18,837	5.49%, 2037 Δ	19,481
24,155	5.50%, 2015 — 2033	25,280
7,013	5.53%, 2037 Δ	7,279
21,513	5.77%, 2037 Δ	22,331
8,047	5.94%, 2037 Δ	8,370
11,758	5.96%, 2037 Δ	12,167
52,494	6.00%, 2013 — 2037	54,959
29,276	6.50%, 2013 — 2037	30,992
2,496	7.00%, 2011 — 2032	2,646
62	7.50%, 2023	67
237	8.00%, 2029 — 2031	259
6	8.50%, 2017	6
72	9.00%, 2020 — 2021	80
6	9.75%, 2020	6

		273,290

	Notes:
105,150	2.75%, 2014	106,521
110,000	4.14%, 2015	112,081
8,435	6.00%, 2036	8,923

		227,525

	Remic — IO & IO-Ette:
15,405	5.50%, 2037 ▶	1,516

	Remic — Pac’s:
1,569	4.50%, 2016	1,581
3,818	5.50%, 2014	3,914
1,407	6.50%, 2031	1,503

		6,998

	Remic — Z Bonds:
2,700	6.50%, 2029 F	2,887

		512,216

	Government National Mortgage Association — 1.7%
	Mortgage Backed Securities:
7,276	5.00%, 2034	7,558
8,302	6.00%, 2033 — 2034	8,703
3,840	6.50%, 2028 — 2032	4,090
2,776	7.00%, 2030 — 2032	2,967
667	7.50%, 2022 — 2030	716
102	8.50%, 2017 — 2030	111
10	9.50%, 2009	10

		24,155

	Remic — Pac’s:
2,665	6.50%, 2031	2,843

		26,998

	Other Government Agencies — 15.1%
	Small Business Administration Participation Certificates:
3,249	4.95%, 2025	3,457
8,668	5.12%, 2026	9,281
12,260	5.16%, 2028	13,043
6,302	5.23%, 2027	6,792
13,353	5.31%, 2022 — 2027	14,350
8,623	5.32%, 2027	9,312

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Other Government Agencies (continued)
	Small Business Administration Participation Certificates (continued):
$17,353	5.35%, 2026	$18,772
7,024	5.49%, 2027	7,479
3,489	5.52%, 2024	3,798
14,926	5.56%, 2027	16,287
46,499	5.57%, 2026 - 2027	50,571
7,178	5.64%, 2026	7,918
12,946	5.71%, 2027	14,220
3,124	5.76%, 2021	3,342
13,426	5.78%, 2021 - 2027	14,612
18,460	5.82%, 2026 - 2027	20,235
8,812	5.87%, 2026	9,371
6,654	6.07%, 2026	7,336
6,476	6.30%, 2019	6,895

		237,071

	Total U.S. government agencies (Cost $1,182,044)	$1,222,923

U.S. GOVERNMENT SECURITIES — 8.3%
	Other Direct Federal Obligations — 0.7%
	Federal Farm Credit Bank:
$10,000	3.75%, 2010	$10,398

	U.S. Treasury Securities — 7.6%
	U.S. Treasury Notes:
45,000	1.13%, 2012	45,028
5,579	1.75%, 2014	5,598
33,500	1.88%, 2014	33,867
12,000	2.38%, 2017 ◀	13,341
19,585	3.75%, 2018	21,349

		119,183

	Total U.S. government securities (Cost $128,916)	$129,581

Contracts
CALL OPTIONS PURCHASED — 0.0%
	Long Call Future Option Contract — 0.0%
	U.S. 10 Year Note Option
3	Expiration: May, 2009, Exercise Price:
	$130.00 Ø	$198
3	Expiration: April, 2009, Exercise Price:
	$130.00 Ø	79

	Total call options purchased (Cost $1,095)	$277

PUT OPTIONS PURCHASED — 0.1%
	Long Put Future Option Contract — 0.1%
	U.S. Bond Future Option
2	Expiration: May, 2009, Exercise Price:
	$113.00 Ø	$190
1	Expiration: May, 2009, Exercise Price:
	$119.00 Ø	299

		489

	Long Put Index Option Contract — 0.0%
	U.S. 5 Year Note Option
1	Expiration: May, 2009, Exercise Price:
	$116.00 Ø		$136

	Total put options purchased (Cost $4,710)		$625

	Total long-term investments (Cost $1,652,995)		$1,515,424

Shares
SHORT-TERM INVESTMENTS — 2.9%
	Investment Pools and Funds — 2.2%
14,996	JP Morgan U.S. Government Money Market Fund		$14,996
4	State Street Bank U.S. Government Money Market Fund		4
20,000	Wells Fargo Advantage Government Money Market Fund		20,000

			35,000

Principal
Amount
	Repurchase Agreements — 0.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2009 in the amount of $952, collateralized by U.S. Treasury Bond 4.50% - 7.25%, 2022 - 2036, value of $981)
$952	0.02% dated 03/31/2009		952
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2009 in the amount of $140, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $144)
140	0.18% dated 03/31/2009		140

			1,092

	U.S. Treasury Bills — 0.6%
9,975	0.10%, 04/16/2009 o ☐ Ø		9,974

	Total short-term investments (Cost $46,067)		$46,066

	Total investments (Cost $1,699,062) ▲	99.5%	$1,561,490
	Other assets and liabilities	0.5%	7,583

	Total net assets	100.0%	$1,569,073

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $1,700,320 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$45,629
Unrealized Depreciation	(184,459)

Net Unrealized Depreciation	$(138,830)

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)
†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at March 31, 2009, was $4,027, which represents 0.26% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2009, was $3,489, which represents 0.22% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2009.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2009.

F	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
10/2006	$9,771	Ansonia CDO Ltd., 0.82%, 07/28/2046 - 144A	$9,771
11/2006	13,000	Arbor Realty Mortgage Securities, 1.55%, 01/26/2042 - 144A	13,000
02/2003	33,631	Banc of America Commercial Mortgage, Inc., 1.79%, 07/11/2043 - 144A	440
10/2006	3,000	Banc of America Large Loan, 0.80%, 10/15/2019 - 144A	3,000
08/2007	73,185	Bayview Commercial Asset Trust, 1.44%, 09/25/2037 - 144A	10,061
05/2007 - 02/2009	90,988	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	12,719
04/2007	1,100	Bayview Financial Acquisition Trust, 2.17%, 05/28/2037	1,100
04/2007	2,135	Bayview Financial Acquisition Trust, 3.52%, 05/28/2037	2,066
04/2007	5,984	Bear Stearns Asset Backed Securities, Inc., 1.62%, 05/25/2037	5,984
05/2005 - 08/2007	181,568	Bear Stearns Commercial Mortgage Securities, Inc., 0.21%, 02/11/2041	1,506
02/2003	27,973	Bear Stearns Commercial Mortgage Securities, Inc., 2.08%, 08/15/2038 - 144A	808
03/2007	4,906	Carrington Mortgage Loan Trust, 2.17%, 02/25/2037	4,906
05/2007	$2,399	CBA Commercial Small Balance Commercial Mortgage, 6.09%, 07/25/2039 - 144A	2,399
05/2007	2,509	CBA Commercial Small Balance Commercial Mortgage, 6.50%, 07/25/2039 - 144A	2,508
05/2007	56,412	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	4,686
10/2006	5,000	Citigroup Commercial Mortgage Trust, 0.80%, 08/15/2021 - 144A	5,000
08/2007	8,013	Citigroup Mortgage Loan Trust, Inc., 5.91%, 07/25/2037	7,996
10/2006	8,518	Commercial Mortgage Pass-Through Certificates, 0.85%, 12/15/2020 - 144A	8,518
11/2005 - 01/2007	3,318	Countrywide Alternative Loan Trust, 0.77%, 10/25/2035	3,318
11/2006	2,745	Credit Suisse Mortgage Capital Certificates, 1.36%, 09/15/2021 - 144A	2,745
02/2003	38,539	CS First Boston Mortgage Securities Corp., 1.38%, 03/15/2035 - 144A	551
04/2007	20,588	Deutsche Alt-A Securities, Inc., 5.55%, 02/25/2036	20,602
08/1996	13	DLJ Mortgage Acceptance Corp. - Class B1, 7.25%, 09/18/2011 - 144A	$13
08/1996	4	DLJ Mortgage Acceptance Corp. - Class B2, 7.25%, 09/18/2011 - 144A	4
06/2003	558	First Franklin Mortgage Loan Asset Backed Certificates, 3.00%, 07/25/2033	558
12/2006	12,000	Greenwich Capital Commercial Funding Corp., 0.74%, 11/05/2021 - 144A	12,000
04/2007 - 09/2008	16,820	Indymac Index Mortgage Loan Trust, 0.76%, 06/25/2037	16,820
10/2007	13,554	Lehman XS Trust, 6.50%, 05/25/2037	13,405
11/2006	7,200	LNR CDO Ltd., 0.87%, 05/28/2043 - 144A	7,214
07/2004	24,515	Mach One Trust Commercial Mortgage-Backed, 1.21%, 05/28/2040 - 144A	620
04/2007	4,000	Marathon Real Estate CDO Ltd., 1.92%, 05/25/2046 - 144A	3,917
10/2006	11,000	Merrill Lynch Floating Trust, 0.76%, 06/15/2022 - 144A	11,000
06/2005	122,573	Merrill Lynch Mortgage Trust, 0.56%, 06/12/2043	2,188
11/2006	4,250	North Street Referenced Linked Notes, 2.22%, 04/28/2011 - 144A	4,000
08/2007	10,470	Renaissance Home Equity Loan Trust, 7.00%, 09/25/2037	8,474

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

Period			Cost
Acquired	Par	Security	Basis
03/2007 — 05/2007	$6,155	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037 — 06/25/2037	5,608
03/2006	12,262	Spirit Master Funding LLC, 5.76%, 03/20/2024 - 144A	12,258
03/2007	6,000	Structured Asset Securities Corp., 3.02%, 02/25/2037	5,696
06/2007	8,500	Wamu Commercial Mortgage Securities Trust, 6.14%, 03/23/2045 - 144A	8,468
The aggregate value of these securities at March 31, 2009 was $87,641 which represents 5.59% of total net assets.

☐	Security pledged as initial margin deposit for open futures contracts at March 31, 2009.

Futures Contracts Outstanding at March 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	1,034	Long	Jun 2009	$1,553
5 Year U.S. Treasury Note	999	Long	Jun 2009	1,410
U.S. 10 Year Note	2,790	Long	Jun 2009	2,547
U.S. Long Bond	1,542	Short	Jun 2009	(5,379)

				$131

*	The number of contracts does not omit 000’s.

Θ	At March 31, 2009, securities valued at $184 were designated to cover open call options written as follows (see Note 3 in the Notes to Financial Statements in the most recent shareholder report):

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
U.S. 10 Year Note Option	2,529	$131.00	Apr 2009	$39	$150
U.S. 10 Year Note Option	2,107	131.00	May 2009	99	158
U.S. 10 Year Note Option	1,475	131.50	May 2009	46	42

				$184	$350

*	The number of contracts does not omit 000’s.

Ø	At March 31, 2009, securities valued at $630 were designated to cover open put options written as follows (see Note 3 in the Notes to Financial Statements in the most recent shareholder report):

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
U.S. 5 Year Note Option	1,160	$115.50	May 2009	$100	$830
U.S. Bond Future Option	2,610	116.00	May 2009	530	4,483

				$630	$5,313

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Value HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 99.3%
	Banks — 3.0%
91	PNC Financial Services Group, Inc.	$2,663
315	Wells Fargo & Co.	4,491

		7,154

	Capital Goods — 7.6%
118	Cummins, Inc.	2,990
52	Deere & Co.	1,713
375	General Electric Co.	3,790
63	Illinois Tool Works, Inc.	1,928
47	Lockheed Martin Corp.	3,272
70	PACCAR, Inc.	1,803
45	Precision Castparts Corp.	2,720

		18,216

	Commercial & Professional Services — 1.1%
103	Waste Management, Inc.	2,624

	Consumer Durables & Apparel — 1.2%
69	Coach, Inc. ●	1,152
61	Stanley Works	1,785

		2,937

	Diversified Financials — 7.7%
161	Bank of America Corp.	1,096
111	Bank of New York Mellon Corp.	3,127
61	Goldman Sachs Group, Inc.	6,436
293	JP Morgan Chase & Co.	7,781

		18,440

	Energy — 18.0%
27	Apache Corp.	1,731
109	Chevron Corp.	7,329
20	EOG Resources, Inc.	1,079
186	Exxon Mobil Corp.	12,639
160	Marathon Oil Corp.	4,214
137	Newfield Exploration Co. ●	3,115
96	Occidental Petroleum Corp.	5,331
87	Total S.A. ADR	4,273
104	XTO Energy, Inc.	3,173

		42,884

	Food & Staples Retailing — 4.5%
145	CVS/Caremark Corp.	3,983
98	Kroger Co.	2,080
110	Safeway, Inc.	2,229
103	Sysco Corp.	2,351

		10,643

	Food, Beverage & Tobacco — 4.8%
180	Altria Group, Inc.	2,875
90	Nestle S.A. ADR	3,006
58	PepsiCo, Inc.	2,981
70	Philip Morris International, Inc.	2,487

		11,349

	Health Care Equipment & Services — 4.8%
117	Aetna, Inc.	2,854
60	Baxter International, Inc.	3,089
77	Cardinal Health, Inc.	2,414
148	UnitedHealth Group, Inc.	3,100

		11,457

	Household & Personal Products — 0.9%
45	Kimberly-Clark Corp.	2,093

	Insurance — 6.5%
142	ACE Ltd.	5,737
83	AON Corp.	3,372
105	Chubb Corp.	4,456
165	Unum Group	2,064

		15,629

	Materials — 5.0%
79	Agrium U.S., Inc.	2,817
225	Celanese Corp.	3,001
76	Cliff’s Natural Resources, Inc.	1,385
106	E.I. DuPont de Nemours & Co.	2,365
59	Mosaic Co.	2,473

		12,041

	Media — 2.8%
312	Comcast Corp. Class A	4,250
141	Viacom, Inc. Class B ●	2,444

		6,694

	Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
57	Abbott Laboratories	2,719
106	Bristol-Myers Squibb Co.	2,332
24	Johnson & Johnson	1,241
311	Pfizer, Inc.	4,239
140	Schering-Plough Corp.	3,290
57	Wyeth	2,453

		16,274

	Real Estate — 0.2%
64	Kimco Realty Corp.	487

	Retailing — 4.7%
87	Gap, Inc.	1,125
66	Home Depot, Inc.	1,555
84	Kohl’s Corp. ●	3,567
139	Nordstrom, Inc.	2,332
145	Staples, Inc.	2,624

		11,203

	Semiconductors & Semiconductor Equipment — 2.8%
283	Intel Corp.	4,255
145	Texas Instruments, Inc.	2,400

		6,655

	Software & Services — 1.6%
213	Microsoft Corp.	3,918

	Technology Hardware & Equipment — 4.5%
221	Cisco Systems, Inc. ●	3,704
199	Dell, Inc. ●	1,886
84	Hewlett-Packard Co.	2,696
186	Ingram Micro, Inc. ●	2,345

		10,631

	Telecommunication Services — 4.4%
297	AT&T, Inc.	7,495
98	Verizon Communications, Inc.	2,951

		10,446

	Transportation — 0.5%
25	United Parcel Service, Inc. Class B	1,226

	Utilities — 5.9%
55	Entergy Corp.	3,738
36	Exelon Corp.	1,620
69	FPL Group, Inc.	3,495

Hartford Value HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Utilities (continued)
42	NRG Energy, Inc. ●	$743
50	PG&E Corp.	1,900
52	SCANA Corp.	1,609
35	Southern Co.	1,081

		14,186

	Total common stock (Cost $304,434)	$237,187

Principal
Amount
SHORT-TERM INVESTMENTS — 0.4%
	Repurchase Agreements — 0.4%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $236, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $241)
$236	0.24% dated 03/31/2009		$236

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $557, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $568)

557	0.20% dated 03/31/2009		557

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $151, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $154)

151	0.25% dated 03/31/2009		151
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1, collateralized by U.S. Treasury Note 4.50%, 2012, value of $1)
1	0.13% dated 03/31/2009		1
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $103, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $105)
103	0.27% dated 03/31/2009		103

	Total short-term investments (Cost $1,048)		$1,048

	Total investments (Cost $305,482)▲	99.7%	$238,235
	Other assets and liabilities	0.3%	658

	Total net assets	100.0%	$238,893

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.23% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $309,243 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,248
Unrealized Depreciation	(79,256)

Net Unrealized Depreciation	$(71,008)

●	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Value Opportunities HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.0%
	Automobiles & Components — 0.7%
481	TRW Automotive Holdings Corp. ●	$1,550

	Capital Goods — 5.7%
13	Alliant Techsystems, Inc. ●	891
94	Deere & Co.	3,080
56	Dover Corp.	1,472
303	General Electric Co.	3,066
45	Lindsay Corp.	1,215
15	Lockheed Martin Corp.	1,015
49	Pentair, Inc.	1,070

		11,809

	Consumer Durables & Apparel — 0.6%
40	MDC Holdings, Inc.	1,236

	Diversified Financials — 10.4%
154	Ameriprise Financial, Inc.	3,145
201	Bank of America Corp.	1,370
120	Capital One Financial Corp.	1,464
397	CIT Group, Inc.	1,130
29	Goldman Sachs Group, Inc.	3,054
165	Invesco Ltd.	2,288
98	JP Morgan Chase & Co.	2,615
174	Oaktree Capital ● ■	2,349
325	PennantPark Investment Corp.	1,219
215	TD Ameritrade Holding Corp. ●	2,964

		21,598

	Energy — 16.5%
21	Apache Corp.	1,359
71	Baker Hughes, Inc.	2,027
84	Canadian Natural Resources Ltd. ADR	3,251
58	Consol Energy, Inc.	1,472
35	Exxon Mobil Corp.	2,356
199	Newfield Exploration Co. ●	4,519
79	Noble Energy, Inc.	4,267
93	SBM Offshore N.V.	1,230
205	Talisman Energy, Inc.	2,150
89	Total S.A. ADR	4,369
902	Uranium One, Inc. ●	1,825
248	USEC, Inc. ●	1,191
204	Weatherford International Ltd. ●	2,257
73	XTO Energy, Inc.	2,229

		34,502

	Food & Staples Retailing — 1.6%
58	Kroger Co.	1,228
91	Sysco Corp.	2,082

		3,310

	Food, Beverage & Tobacco — 6.2%
2,833	Chaoda Modern Agriculture	1,688
104	Cosan Ltd. ●	255
1	Japan Tobacco, Inc.	2,711
6,692	Marine Harvest ●	2,107
44	Perdigao S.A.	1,102
112	Smithfield Foods, Inc. ●	1,061
168	Tyson Foods, Inc. Class A	1,578
125	Unilever N.V. NY Shares ADR	2,442

		12,944

	Health Care Equipment & Services — 7.1%
82	Cardinal Health, Inc.	2,585
110	Cigna Corp.	1,928
51	Covidien Ltd.	1,692
77	Humana, Inc. ●	2,003
69	Medtronic, Inc.	2,030
218	UnitedHealth Group, Inc.	4,569

		14,807

	Insurance — 10.4%
148	ACE Ltd.	5,979
61	Everest Re Group Ltd.	4,326
46	Fidelity National Financial, Inc.	901
41	First American Financial Corp.	1,096
28	PartnerRe Ltd.	1,732
71	Platinum Underwriters Holdings Ltd.	2,011
99	Reinsurance Group of America, Inc.	3,197
196	Unum Group	2,452

		21,694

	Materials — 4.3%
87	Alcoa, Inc.	638
76	Celanese Corp.	1,022
76	Companhia Vale do Rio Doce ADR	1,004
22	Mosaic Co.	936
167	Owens-Illinois, Inc. ●	2,410
15	Potash Corp. of Saskatchewan, Inc.	1,180
213	Rexam plc	821
23	Syngenta AG ADR	907

		8,918

	Media — 4.8%
296	Comcast Corp. Class A	4,037
307	Comcast Corp. Special Class A	3,955
59	Viacom, Inc. Class B ●	1,032
204	Virgin Media, Inc.	978

		10,002

	Pharmaceuticals, Biotechnology & Life Sciences — 6.4%
129	Alkermes, Inc. ●	1,566
19	Amgen, Inc. ●	946
670	Impax Laboratories, Inc. ●	3,510
84	Schering-Plough Corp.	1,983
125	Wyeth	5,384

		13,389

	Real Estate — 0.4%
62	Annaly Capital Management, Inc.	860

	Retailing — 2.8%
3,040	Buck Holdings L.P. † ● ⌂	4,488
59	Home Depot, Inc.	1,392

		5,880

	Semiconductors & Semiconductor Equipment — 1.7%
162	Varian Semiconductor Equipment Associates, Inc. ●	3,507

	Software & Services — 3.0%
30	CACI International, Inc. Class A ●	1,087
277	Microsoft Corp.	5,083

		6,170

	Technology Hardware & Equipment — 8.5%
178	Arrow Electronics, Inc. ●	3,399
62	Avnet, Inc. ●	1,086
271	Cisco Systems, Inc. ●	4,544

Hartford Value Opportunities HLS Fund
Schedule of Investments
March 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment (continued)
324	Corning, Inc.	$4,302
486	Flextronics International Ltd. ●	1,404
287	JDS Uniphase Corp. ●	933
230	Solar Cayman Ltd. † ● ⌂	1,978

		17,646

	Transportation — 3.5%
672	Delta Air Lines, Inc. ●	3,781
52	United Parcel Service, Inc. Class B	2,557
385	US Airways Group, Inc. ●	973

		7,311

	Utilities — 2.4%
21	FirstEnergy Corp.	822
54	Northeast Utilities	1,168
85	Progress Energy, Inc.	3,068

		5,058

	Total common stock (Cost $308,147)	$202,191

Principal
Amount
SHORT-TERM INVESTMENTS — 2.8%
	Repurchase Agreements- 2.8%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $1,345, collateralized by GNMA 6.00% - 6.50%, 2038 - 2039, value of $1,372)
$1,345	0.24% dated 03/31/2009		$1,345

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $3,173, collateralized by FHLMC 5.00% - 5.50%, 2036 - 2038, FNMA 5.00% - 6.50%, 2019 - 2039, value of $3,237)

3,173	0.20% dated 03/31/2009		3,173

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $862, collateralized by FHLMC 6.00% - 7.00%, 2021 - 2038, FNMA 4.50% - 7.00%, 2020 - 2038, GNMA 5.50% - 7.00%, 2033 - 2038, value of $880)

862	0.25% dated 03/31/2009		862
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $5, collateralized by U.S. Treasury Note 4.50%, 2012, value of $5)
5	0.13% dated 03/31/2009		5
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/01/2009 in the amount of $587, collateralized by FNMA 6.00% - 6.50%, 2037 - 2038, value of $598)
587	0.27% dated 03/31/2009		$587

	Total short-term investments (Cost $5,972)		$5,972

	Total investments (Cost $314,119) ▲	99.8%	$208,163
	Other assets and liabilities	0.2%	350

	Total net assets	100.0%	$208,513

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.97% of total net assets at March 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At March 31, 2009, the cost of securities for federal income tax purposes was $321,549 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,531
Unrealized Depreciation	(117,917)

Net Unrealized Depreciation	$(113,386)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at March 31, 2009, was $6,466, which represents 3.10% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2009, was $2,349, which represents 1.13% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
06/2007	3,040	Buck Holdings L.P.	$3,044
03/2007	230	Solar Cayman Ltd. — 144A	3,453

The aggregate value of these securities at March 31, 2009 was $6,466 which represents 3.10% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
March 31, 2009 (Unaudited)
(000’s Omitted)

		American Funds
	American Funds	Blue Chip Income
	Asset Allocation	and Growth HLS	American Funds
	HLS Fund	Fund	Bond HLS Fund

Assets:
Investment in securities - Level 1	$30,204	$15,932	$91,916

Total	$30,204	$15,932	$91,916

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
March 31, 2009 (Unaudited)
(000’s Omitted)

			American Funds
American Funds	American Funds	American Funds	Global Small		American Funds	American Funds	American Funds
Global Bond HLS	Global Growth	Global Growth and	Capitalization HLS	American Funds	Growth-Income	International HLS	New World HLS
Fund	HLS Fund	Income HLS Fund	Fund	Growth HLS Fund	HLS Fund	Fund	Fund

$26,817	$16,628	$50,941	$25,894	$152,763	$90,368	$94,652	$27,779

$26,817	$16,628	$50,941	$25,894	$152,763	$90,368	$94,652	$27,779

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
March 31, 2009 (Unaudited)
(000’s Omitted)

		Hartford Capital	Hartford
	Hartford Advisers	Appreciation HLS	Disciplined Equity
	HLS Fund	Fund	HLS Fund

Assets:
Investment in securities — Level 1	$2,357,526	$5,575,629	$899,898
Investment in securities — Level 2	1,104,922	913,469	9,632
Investment in securities — Level 3	22,802	49,194	—

Total	$3,485,250	$6,538,292	$909,530

Other financial instruments — Level 1*	$—	$—	$481
Other financial instruments — Level 2*	—	7	—

Total	$—	$7	$481

Liabilities:
Other financial instruments — Level 1*	$—	$—	$62
Other financial instruments — Level 2*	—	37	—

Total	$—	$37	$62

*     Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:
Securities:
Balance as of December 31, 2008	$20,737	$61,980	$—
Realized loss	(3,576)	—	—
Change in unrealized appreciationw	10,845	4,430	—
Net purchases (sales)	(5,204)	903	—
Transfers in and /or out of Level 3	—	(18,119)	—

Balance as of March 31, 2009	$22,802	$49,194	$—

w Change in unrealized gains or losses relating to assets still held at March 31, 2009	$6,700	$12,625	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
March 31, 2009 (Unaudited)
(000’s Omitted)

Hartford Dividend		Hartford
and Growth HLS	Hartford Equity	Fundamental	Hartford Global	Hartford Global	Hartford Global	Hartford Global	Hartford Growth
Fund	Income HLS Fund	Growth HLS Fund	Advisers HLS Fund	Equity HLS Fund	Growth HLS Fund	Health HLS Fund	HLS Fund

$3,676,743	$219,383	$47,432	$79,622	$43,659	$302,991	$152,873	$241,069
77,133	4,693	1,466	123,723	22,404	171,689	38,147	16,429
78	—	—	1,203	2	—	—	—

$3,753,954	$224,076	$48,898	$204,548	$66,065	$474,680	$191,020	$257,498

$—	$—	$—	$134	$—	$—	$—	$—
—	—	—	680	3	—	45	—

$—	$—	$—	$814	$3	$—	$45	$—

$—	$—	$—	$341	$—	$—	$—	$—
—	—	—	1,429	3	—	1	—

$—	$—	$—	$1,770	$3	$—	$1	$—

$30	$—	$—	$1,113	$17	$—	$—	$—
—	—	—	—	(4)	—	—	—
48	—	—	27	11	—	—	—
—	—	—	(339)	(6)	—	—	—
—	—	—	402	(16)	—	—	—

$78	$—	$—	$1,203	$2	$—	$—	$—

$48	$—	$—	$(21)	$1	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
March 31, 2009 (Unaudited)
(000’s Omitted)

	Hartford Growth
	Opportunities HLS	Hartford High	Hartford Index
	Fund	Yield HLS Fund	HLS Fund

Assets:
Investment in securities — Level 1	$692,248	$38,813	$712,240
Investment in securities — Level 2	72,249	419,219	20,687
Investment in securities — Level 3	6,300	17,925	—

Total	$770,797	$475,957	$732,927

Other financial instruments — Level 1*	$—	$544	$1,007
Other financial instruments — Level 2*	—	—	—

Total	$—	$544	$1,007

Liabilities:
Other financial instruments — Level 1*	$—	$—	$—
Other financial instruments — Level 2*	—	34	—

Total	$—	$34	$—

*     Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:
Securities:

Balance as of December 31, 2008	$—	$12,693	$—
Realized loss	—	(64)	—
Change in unrealized appreciation (depreciation)w	(550)	760	—
Net purchases	6,850	4,536	—
Transfers in and /or out of Level 3	—	—	—

Balance as of March 31, 2009	$6,300	$17,925	$—

w Change in unrealized gains or losses relating to assets still held at March 31, 2009	$(700)	$722	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
March 31, 2009 (Unaudited)
(000’s Omitted)

	Hartford	Hartford
Hartford	International	International Small
International	Opportunities HLS	Company HLS	Hartford LargeCap	Hartford MidCap	Hartford MidCap	Hartford MidCap	Hartford Money
Growth HLS Fund	Fund	Fund	Growth HLS Fund	HLS Fund	Growth HLS Fund	Value HLS Fund	Market HLS Fund

$50,205	$189,064	$4,401	$83,895	$1,471,611	$52,136	$321,726	$275,000
272,845	809,375	126,810	1,544	87,037	2,126	22,196	4,934,646
—	—	—	—	—	—	12,426	—

$323,050	$998,439	$131,211	$85,439	$1,558,648	$54,262	$356,348	$5,209,646

$—	$—	$—	$—	$—	$1	$—	$—
112	4	45	—	—	—	—	—

$112	$4	$45	$—	$—	$1	$—	$—

$—	$—	$—	$2	$—	$—	$—	$—
56	224	3	—	—	—	—	—

$56	$224	$3	$2	$—	$—	$—	$—

$7,549	$58,546	$—	$—	$—	$—	$20,264	$—
—	—	—	—	—	—	1,557	—
(7,549)	(58,546)	—	—	—	—	(9,395)	—

$—	$—	$—	$—	$—	$—	$12,426	$—

$—	$—	$—	$—	$—	$—	$1,557	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
March 31, 2009 (Unaudited)
(000’s Omitted)

Hartford Small
	Company HLS	Hartford SmallCap	Hartford SmallCap
	Fund	Growth HLS Fund	Value HLS Fund

Assets:
Investment in securities — Level 1	$830,115	$382,841	$51,228
Investment in securities — Level 2	33,961	8,026	—
Investment in securities — Level 3	—	—	—

Total	$864,076	$390,867	$51,228

Other financial instruments — Level 1*	$1,070	$46	$27
Other financial instruments — Level 2*	—	—	—

Total	$1,070	$46	$27

Liabilities:
Other financial instruments — Level 1*	$—	$—	$—
Other financial instruments — Level 2*	3	—	—
Other financial instruments — Level 3*	—	—	—

Total	$3	$—	$—

*     Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:
Securities:

Balance as of December 31, 2008	$—	$—	$—
Realized loss	—	—	—
Change in unrealized appreciation (depreciation)w	—	—	—
Net sales	—	—	—
Transfers in and /or out of Level 3	—	—	—

Balance as of March 31, 2009	$—	$—	$—

wChange in unrealized gains or losses relating to assets still held at March 31, 2009	$—	$—	$—

Liabilities:
Other financial instruments:

Balance as of December 31, 2008	$—	$—	$—
Realized gain †	—	—	—
Change in unrealized depreciation	—	—	—

Balance as of March 31, 2009	$—	$—	$—

†The realized gain earned during the period ended March 31, 2009, for other financial instruments	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
March 31, 2009 (Unaudited)
(000’s Omitted)

		Hartford U.S.
	Hartford Total	Government		Hartford Value
Hartford Stock	Return Bond HLS	Securities HLS	Hartford Value	Opportunities HLS
HLS Fund	Fund	Fund	HLS Fund	Fund

$1,739,349	$655,482	$41,500	$237,187	$184,819
77,526	3,434,478	1,465,118	1,048	14,529
16,398	67,392	54,872	—	8,815

$1,833,273	$4,157,352	$1,561,490	$238,235	$208,163

$—	$1,161	$10,363	$—	$—
—	9,651	—	—	—

$—	$10,812	$10,363	$—	$—

$—	$—	$5,383	$—	$—
—	7,946	—	—	—
—	1,988	—	—	—

$—	$9,934	$5,383	$—	$—

$10,650	$56,060	$64,999	$—	$14,309
—	(4,929)	(611)	—	(31)
5,748	2,573	(8,561)	—	(92)
—	(661)	(955)	—	(13)
—	14,349	—	—	(5,358)

$16,398	$67,392	$54,872	$—	$8,815

$5,748	$(2,995)	$(8,779)	$—	$(92)

$—	$—	$—	$—	$—
—	(1,988)	—	—	—

$—	$(1,988)	$—	$—	$—

$—	$2,316	$—	$—	$—

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: May 18, 2009	By:	/s/ John C. Walters
John C. Walters
Its: President
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 18, 2009	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: May 18, 2009	By:	/s/ Tamara L. Fagely

Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.